As filed with the Securities and Exchange             Registration No. 33-34370*
Commission on April 19, 2002                           Registration No. 811-2512

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                       POST-EFFECTIVE AMENDMENT NO. 51 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Variable Annuity Account B of ING Life Insurance and Annuity Company
        (formerly Variable Annuity Account B of Aetna Life Insurance and
                                Annuity Company)

                     ING Life Insurance and Annuity Company
               (formerly Aetna Life Insurance and Annuity Company)

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                        ING Insurance Company of America
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                               (860) 273-4686

Linda E. Senker, Counsel                  cc: Kimberly J. Smith, Chief, Counsel
      ING Americas                                     ING Americas
    Legal Department                                 Legal Department
   1475 Dunwoody Drive                              1475 Dunwoody Drive
 West Chester, PA 19308                           West Chester, PA 19308
     (610-425-4139)                                   (610-425-3427)

                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

             immediately upon filing pursuant to paragraph (b) of Rule 485
   --------
      X      on May 1, 2002 pursuant to paragraph (b) of Rule 485
   --------

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the following earlier Registration Statement:
33-87932.

                       CONTRACT PROSPECTUS - MAY 1, 2002
--------------------------------------------------------------------------------
THE CONTRACTS. The contracts described in this prospectus are group or individual "Marathon Plus" deferred variable annuity contracts issued by ING Life Insurance and Annuity Company (the Company, we, us, our) (formerly known as Aetna Life Insurance and Annuity Company). They are issued to you, the contract holder, as either a nonqualified deferred annuity; a qualified individual retirement annuity (IRA) under section 408(b) of the Internal Revenue Code of 1986, as amended (Tax Code); a qualified Roth IRA under section 408A of the Tax Code; or as a qualified contract for use with certain employer sponsored retirement plans.

Prior to May 1, 1998, the contracts were available as tax deferred annuities as described under section 401(a) of the Tax Code.

The contracts are not available as SIMPLE IRAs under Tax Code section 408(p).

WHY READING THIS PROSPECTUS IS IMPORTANT. This prospectus contains facts about the contracts and their investment options that you should know before purchasing. This information will help you decide if the contracts are right for you. Please read this prospectus carefully.
 TABLE OF CONTENTS . . . PAGE 3

INVESTMENT OPTIONS. The contracts offer variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

THE FUNDS

ING VP Ascent Portfolio                  ING VP Value Opportunity Portfolio       Fidelity-Registered Trademark- VIP
    (Class R Shares)(1)                  (Class R Shares)(1)                      Index 500 Portfolio
ING VP Balanced Portfolio, Inc.          ING MFS Capital Opportunities Portfolio  (Initial Class)
    (Class R Shares)(1)                  (Initial Class)(1)                       Fidelity-Registered Trademark- VIP
ING VP Bond Portfolio                    ING MFS Emerging Equities Portfolio      Overseas Portfolio
    (Class R Shares)(1)                  (Initial Class)(1)                       (Initial Class)
ING VP Crossroads Portfolio              ING MFS Research Portfolio               Janus Aspen Aggressive Growth Portfolio
    (Class R Shares)(1)                  (Initial Class)(1)                       (Institutional Shares)
ING GET Fund(1)(2)                       ING Scudder International Growth         Janus Aspen Balanced Portfolio
ING VP Growth Portfolio                  Portfolio (Initial Class)(1)             (Institutional Shares)
    (Class R Shares)(1)                  ING T. Rowe Price Growth Equity          Janus Aspen Flexible Income Portfolio
ING VP Growth and Income Portfolio       Portfolio                                (Institutional Shares)
    (Class R Shares)(1)                  (Initial Class)(1)                       Janus Aspen Growth Portfolio
ING VP Index Plus LargeCap Portfolio     Calvert Social Balanced Portfolio        (Institutional Shares)
    (Class R Shares)(1)                  Fidelity-Registered Trademark- VIP       Janus Aspen Worldwide Growth Portfolio
ING VP International Equity Portfolio    Asset Manager-SM- Portfolio              (Institutional Shares)
    (Class R Shares)(1)                  (Initial Class)                          MFS-Registered Trademark- Strategic
ING VP Legacy Portfolio                  Fidelity-Registered Trademark- VIP       Income Series
    (Class R Shares)(1)                  Contrafund-Registered Trademark-         (Initial Class)(1)
ING VP Money Market Portfolio            Portfolio                                MFS-Registered Trademark- Total Return
    (Class R Shares)(1)                  (Initial Class)                          Series
ING VP Small Company Portfolio           Fidelity-Registered Trademark- VIP       (Initial Class)
    (Class R Shares)(1)                  Equity-Income Portfolio                  Oppenheimer Aggressive Growth Fund/VA
ING VP Technology Portfolio              (Initial Class)                          Oppenheimer Global Securities Fund/VA
    (Class R Shares)(1)                  Fidelity-Registered Trademark- VIP       Oppenheimer Main Street Growth &
                                         Growth Portfolio                         Income Fund/VA-Registered Trademark-
                                         (Initial Class)                          Oppenheimer Strategic Bond Fund/VA
                                         Fidelity-Registered Trademark- VIP High
                                         Income Portfolio
                                         (Initial Class)

(1) Effective May 1, 2002 this fund has changed its name to the name listed above. See Appendix III on page 57 for a complete list of former and current fund names.

(2) See Appendix IV on page 83 for a list of ING GET Fund series and their projected offering periods.

--------------------------------------------------------------------------------

RISKS ASSOCIATED WITH INVESTING IN THE FUNDS. The funds in which the subaccounts invest have various risks. Information about the risks of investing in the funds is located in the "Investment Options" section on page 13, in Appendix III-- Description of Underlying Funds and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

GETTING ADDITIONAL INFORMATION. You may obtain the May 1, 2002, Statement of Additional Information (SAI) about the separate account by indicating your request on your application or calling us at 1-800-366-0066. You may also obtain an SAI for any of the funds by calling that number. The Securities and Exchange Commission (SEC) also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the SEC web site, www.sec.gov, or at the SEC Public Reference Room in Washington, D.C. You may call 1-202-942-8090 or 1-800-SEC-0330 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, Washington, D.C. 20549-0102. The SAI table of contents is listed on page 52 of this prospectus. The SAI is incorporated into this prospectus by reference.

ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

FIXED INTEREST OPTIONS.

-- ILIAC Guaranteed Account (the Guaranteed Account)

-- Fixed Account

Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Account prospectus.

AVAILABILITY OF OPTIONS. Some funds or fixed interest options may be unavailable through your contract or in your state.

These contracts are not deposits with, obligations of or guaranteed by any bank, nor are they insured by the FDIC. The contracts are subject to investment risk, including the possible loss of the principal amount of your investment.

                               TABLE OF CONTENTS

   CONTRACT OVERVIEW..................................................   4
   Contract Design
   Contract Facts
   Questions: Contacting the Company (sidebar)
   Sending Forms and Written Requests in Good Order (sidebar)
   Sending Additional Purchase Payments (sidebar)
   Contract Phases: The Accumulation Phase, The Income Phase..........   5

 FEE TABLE............................................................   6

 CONDENSED FINANCIAL INFORMATION......................................  13

 INVESTMENT OPTIONS...................................................  13

 TRANSFERS AMONG INVESTMENT OPTIONS...................................  15

 PURCHASE AND RIGHTS..................................................  17

 RIGHT TO CANCEL......................................................  19

 FEES.................................................................  20

 YOUR ACCOUNT VALUE...................................................  26

 WITHDRAWALS..........................................................  28

 SYSTEMATIC DISTRIBUTION OPTIONS......................................  30

 DEATH BENEFIT........................................................  31

 THE INCOME PHASE.....................................................  36

 TAXATION.............................................................  40

 OTHER TOPICS.........................................................  47

 The Company -- Variable Annuity Account B -- Contract Distribution --
 Payment of Commissions -- Payment Delay or Suspension -- Performance
 Reporting -- Voting Rights -- Contract Modifications -- Transfer of
 Ownership: Assignment -- Involuntary Terminations -- Legal Matters and
 Proceedings

 CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..................  52

 APPENDIX I -- ILIAC GUARANTEED ACCOUNT...............................  53

 APPENDIX II -- FIXED ACCOUNT.........................................  56

 APPENDIX III -- DESCRIPTION OF UNDERLYING FUNDS......................  57

 APPENDIX IV -- PROJECTED SCHEDULE OF ING GET FUND OFFERINGS..........  83

 APPENDIX V -- CONDENSED FINANCIAL INFORMATION........................  84

[SIDE NOTE]

QUESTIONS: CONTACTING THE
COMPANY. To answer your questions, contact your sales representative or write or call our Customer Service Center at:
P.O. Box 2700
West Chester, PA 19380
1-800-366-0066

SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER.
If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in "good order." We can only act upon requests that are received in good order.

Generally, a request is considered to be in good order when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.
SENDING ADDITIONAL PURCHASE PAYMENTS.
Use one of the following addresses when sending additional purchase payments.
If using the U.S. Postal Service:
 ING
 Attn: Customer Service
 P.O. Box 2700
 West Chester, PA 19380
If using express mail:
 ING
 Attn: Customer Service
 1475 Dunwoody Drive
 West Chester, PA 19380

Express mail packages should not be sent to the P.O. Box address.
[END SIDE NOTE]

CONTRACT OVERVIEW
----------------------------------------------

The following is intended as a summary. Please read each section of this prospectus for additional detail.

                                CONTRACT DESIGN
-------------------------------------------------------------------

The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals. The term "contract" in this prospectus refers to individual contracts and to certificates issued under group contracts.

                                 CONTRACT FACTS
-------------------------------------------------------------------

FREE LOOK/RIGHT TO CANCEL. You may cancel your contract within ten days (some states require more than ten days) of receipt. See "Right To Cancel."

DEATH BENEFIT. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See "Death Benefit" and "The Income Phase."

WITHDRAWALS. During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See "Withdrawals." Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See Appendix I.

SYSTEMATIC DISTRIBUTION OPTIONS. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

FEES AND EXPENSES. Certain fees and expenses are deducted from the value of your contract. See "Fee Table" and "Fees."

TAXATION. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs or 401(a), 403(b) and 457 plans) also defer payment of taxes on earnings until they are withdrawn. If you are considering funding a tax-qualified retirement arrangement with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

                                CONTRACT PHASES
-------------------------------------------------------------------

I. THE ACCUMULATION PHASE
   (accumulating dollars under your
   contract)

STEP 1: You provide us with your
completed application and initial
purchase payment. We establish an
account for you and credit that
account with your initial purchase
payment.

STEP 2: You direct us to
invest your purchase payment in one
or more of the following Investment
options:
(a)  Fixed Interest Options; or
(b)  Variable Investment Options.
     (The variable investment
     options are the subaccounts of
     Variable Annuity Account B.
     Each one invests in a specific
     mutual fund.)

STEP 3: Each subaccount you select purchases shares of its assigned fund.

                                  [FLOW CHART]

II. THE INCOME PHASE (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available. The contract offers several income phase payment options (see "The Income Phase"). In general, you may:

-- Receive income phase payments for a specified period of time or for life;

-- Receive income phase payments monthly, quarterly, semi-annually or annually;

-- Select an income phase option that provides for payments to your beneficiary;
   or

-- Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

[SIDE NOTE]
IN THIS SECTION:
-- Maximum Transaction Fees
-- Maximum Fees Deducted from Investments in the Separate Account
-- Fees Deducted by the Funds
-- Hypothetical Examples
ALSO SEE THE "FEES" SECTION FOR:
-- How, When and Why Fees are Deducted
-- Reduction, Waiver and/or Elimination of Certain Fees
-- Premium and Other Taxes

-- Charges for the ING GET Fund

[END SIDE NOTE]

FEE TABLE
----------------------------------------------
The tables and examples in this section show the fees that may affect your account value during the accumulation phase. See "The Income Phase" for fees that may apply after you begin receiving income phase payments under the contract. The fees shown do not reflect any premium tax that may apply.

MAXIMUM TRANSACTION FEES
EARLY WITHDRAWAL CHARGE (As a percentage of the purchase payments withdrawn.)

               CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK:
                    CONTRACTS OTHER THAN ROTH IRA CONTRACTS:

                                                                          Early
                    Years from Receipt                                  Withdrawal
                    of Purchase Payment                                   Charge
                    -------------------                                   ------
                    Less than 2                                           7%
                    2 or more but less than 4                             6%
                    4 or more but less than 5                             5%
                    5 or more but less than 6                             4%
                    6 or more but less than 7                             3%
                    7 or more                                             0%

                             ROTH IRA CONTRACTS:(1)

                                                                          Early
                                                                        Withdrawal
                    Completed Account Years                               Charge
                    -----------------------                               ------
                    Less than 1                                           5%
                    1 or more but less than 2                             4%
                    2 or more but less than 3                             3%
                    3 or more but less than 4                             2%
                    4 or more but less than 5                             1%
                    5 or more                                             0%

                   CONTRACTS ISSUED IN THE STATE OF NEW YORK:

                                                                        Early
                    Years from Receipt                                  Withdrawal
                    of Purchase Payment                                 Charge
                    --------------------------------------------------  ---
                    Less than 1                                         7%
                    1 or more but less than 2                           6%
                    2 or more but less than 3                           5%
                    3 or more but less than 4                           4%
                    4 or more but less than 5                           3%
                    5 or more but less than 6                           2%
                    6 or more but less than 7                           1%
                    7 or more                                           0%

ANNUAL MAINTENANCE FEE ............................................... $30.00(2)

TRANSFER CHARGE ....................................................... $0.00(3)

(1)If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge was waived, the early withdrawal charge will be based on the number of completed account years since the date of the initial payment to the former contract.

(2)The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See "Fees--Annual Maintenance Fee."

(3)During the accumulation phase we currently allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. See "Transfers."

MAXIMUM FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

AMOUNT DURING THE ACCUMULATION PHASE.

(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)


CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK

--   Other than Roth IRA Contracts Issued before May 1, 1998
     Mortality and Expense Risk Charge                             1.25%(4)
     Administrative Expense Charge                                 0.15%
                                                                   -----
     Total Separate Account Expenses*                              1.40%
                                                                   =====
     Roth IRA Contracts and Contracts Issued on
     or after May 1, 1998
--
     Mortality and Expense Risk Charge                             1.10%(4)
     Administrative Expense Charge                                 0.15%
                                                                   -----
     Total Separate Account Expenses*                              1.25%
                                                                   =====

CONTRACTS ISSUED IN NEW YORK

--   All Contracts
     Mortality and Expense Risk Charge                             1.25%(4)
     Administrative Expense Charge                                 0.15%
                                                                   -----
     Total Separate Account Expenses*                              1.40%
                                                                   =====
GET FUND GUARANTEE CHARGE*                                         0.50%

* For investments in the ING GET Fund subaccount, an additional 0.50% guarantee charge will be made. The GET Fund guarantee charge applies during each five year guarantee period to amounts invested in the GET Fund investment option only. See "Investment Options--Variable Investment Options" for additional information.

AMOUNT DURING THE INCOME PHASE. (Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

--   All Contracts
     Mortality and Expense Risk Charge                                          1.25%(4)
     Administrative Expense Charge                                 0.00%    -   0.25%(5)
                                                                   -----        -----
     Total Separate Account Expenses                               1.25%    -   1.50%
                                                                   =====        =====

(4) Under certain contracts the mortality and expense risk charge during the accumulation period may be reduced. See "Fees--Mortality and Expense Risk Charge."
(5) We currently do not deduct an administrative expense charge during the income phase; however, we reserve the right to deduct a daily charge of not more than 0.25% per year. See "The Income Phase--Charges Deducted."

FEES DEDUCTED BY THE FUNDS

USING THIS INFORMATION. The following table shows the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors impacting the share value, refer to the fund prospectus.

HOW FEES ARE DEDUCTED. The fund fees are not deducted from account values. Instead, they are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Except as noted below, the following figures are a percentage of the average net assets of each fund and are based on figures for the year ended December 31, 2001.

                                  FUND EXPENSE TABLE(1)
                                                           Total     Fees and   Total Net
                           Management                       Fund     Expenses     Fund
                           (Advisory)   12b-1    Other     Annual   Waived or    Annual
Fund Name                     Fees       Fee    Expenses  Expenses  Reimbursed  Expenses
---------                     ----       ---    --------  --------  ----------  --------
ING VP Ascent Portfolio
  (Class R Shares)(2)          0.60%      --      0.14%     0.74%         --       0.74%
ING VP Balanced
  Portfolio, Inc.
  (Class R Shares)(2)          0.50%      --      0.09%     0.59%         --       0.59%
ING VP Bond
  Portfolio(Class R
  Shares)(2)                   0.40%      --      0.10%     0.50%         --       0.50%
ING VP Crossroads
  Portfolio (Class R
  Shares)(2)                   0.60%      --      0.14%     0.74%       0.04%      0.70%
ING GET Fund(3)                0.60%    0.25%     0.15%     1.00%         --       1.00%
ING VP Growth Portfolio
  (Class R Shares)(2)          0.60%      --      0.10%     0.70%         --       0.70%
ING VP Growth and Income
  Portfolio (Class R
  Shares)(2)                   0.50%      --      0.09%     0.59%         --       0.59%
ING VP Index Plus
  LargeCap Portfolio
  (Class R Shares)(2)          0.35%      --      0.10%     0.45%         --       0.45%
ING VP International
  Equity Portfolio
  (Class R Shares)(2)          0.85%      --      0.41%     1.26%       0.11%      1.15%
ING VP Legacy Portfolio
  (Class R Shares)(2)          0.60%      --      0.16%     0.76%       0.11%      0.65%
ING VP Money Market
  Portfolio (Class R
  Shares)(2)                   0.25%      --      0.09%     0.34%         --       0.34%
ING VP Small Company
  Portfolio (Class R
  Shares)(2)                   0.75%      --      0.11%     0.86%         --       0.86%
ING VP Technology
  Portfolio (Class R
  Shares)(2)                   0.95%      --      0.16%     1.11%         --       1.11%
ING VP Value Opportunity
  Portfolio (Class R
  Shares)(2)                   0.60%      --      0.11%     0.71%         --       0.71%
ING MFS Capital
  Opportunities Portfolio
  (Initial Class)              0.65%      --      0.25%     0.90%         --       0.90%
ING MFS Emerging Equities
  Portfolio (Initial
  Class)                       0.68%      --      0.13%     0.81%         --       0.81%
ING MFS Research
  Portfolio (Initial
  Class)                       0.70%      --      0.15%     0.85%         --       0.85%
ING Scudder International
  Growth Portfolio
  (Initial Class)              0.80%      --      0.20%     1.00%         --       1.00%
ING T. Rowe Price Growth
  Equity Portfolio
  (Initial Class)              0.60%      --      0.15%     0.75%         --       0.75%
Calvert Social Balanced
  Portfolio(4)                 0.70%      --      0.18%     0.88%         --       0.88%
Fidelity-Registered
  Trademark- VIP Asset
  Manager-SM- Portfolio
  (Initial Class)(5)           0.53%      --      0.11%     0.64%         --       0.64%
Fidelity-Registered
  Trademark- VIP
  Contrafund-Registered
  Trademark- Portfolio
  (Initial Class)(5)           0.58%      --      0.10%     0.68%         --       0.68%
Fidelity-Registered
  Trademark- VIP
  Equity-Income Portfolio
  (Initial Class)(5)           0.48%      --      0.10%     0.58%         --       0.58%
Fidelity-Registered
  Trademark- VIP Growth
  Portfolio (Initial
  Class)(5)                    0.58%      --      0.10%     0.68%         --       0.68%
Fidelity-Registered
  Trademark- VIP High
  Income Portfolio
  (Initial Class)(5)           0.58%      --      0.13%     0.71%         --       0.71%
Fidelity-Registered
  Trademark- VIP Index
  500 Portfolio (Initial
  Class)(6)                    0.24%      --      0.11%     0.35%         --       0.35%
Fidelity-Registered
  Trademark- VIP Overseas
  Portfolio (Initial
  Class)(6)                    0.73%      --      0.19%     0.92%         --       0.92%
Janus Aspen Aggressive
  Growth Portfolio
  (Institutional
  Shares)(7)                   0.65%      --      0.02%     0.67%         --       0.67%
Janus Aspen Balanced
  Portfolio
  (Institutional
  Shares)(7)                   0.65%      --      0.01%     0.66%         --       0.66%
Janus Aspen Flexible
  Income Portfolio
  (Institutional
  Shares)(7)                   0.64%      --      0.03%     0.67%         --       0.67%
Janus Aspen Growth
  Portfolio
  (Institutional
  Shares)(7)                   0.65%      --      0.01%     0.66%         --       0.66%
Janus Aspen Worldwide
  Growth Portfolio
  (Institutional
  Shares)(7)                   0.65%      --      0.04%     0.69%         --       0.69%
MFS-Registered Trademark-
  Strategic Income Series
  (Initial Class)(8)           0.75%      --      0.37%     1.12%       0.20%      0.92%
MFS-Registered Trademark-
  Total Return Series
  (Initial Class)(9)           0.75%      --      0.14%     0.89%         --       0.89%
Oppenheimer Aggressive
  Growth Fund/VA               0.64%      --      0.04%     0.68%         --       0.68%
Oppenheimer Global
  Securities Fund/VA           0.64%      --      0.06%     0.70%         --       0.70%
Oppenheimer Main Street
  Growth & Income Fund/VA      0.68%      --      0.05%     0.73%         --       0.73%
Oppenheimer Strategic
  Bond Fund/VA(10)             0.74%      --      0.05%     0.79%         --       0.79%

FOOTNOTES TO "FUND EXPENSE TABLE"

(1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees--Fund Expenses" for additional information.
(2) ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio (except Balanced, Growth and Income, Bond and Money Market) under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by the Portfolio's investment adviser is shown under the heading "Fees and Expenses Waived or Reimbursed" in the table above. For each Portfolio, the expense limits will continue through at least December 31, 2002.
(3) The Management (Advisory) Fee will be 0.25% during the offering period and 0.60% during the guarantee period.
(4) "Management (Advisory) Fees" include an administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. "Other Expenses" listed above reflect an indirect fee of 0.01% resulting from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. A voluntary reduction of fees paid indirectly is not reflected in the above table. If this voluntary reduction was reflected, the amounts shown under "Other Expenses" and "Total Net Fund Annual Expenses" would be 0.17% and 0.87%, respectively.
(5) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(6) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.28%. This arrangement can be discontinued by the fund's manager at any time. Including this reimbursement, the Management (Advisory) Fees, Other Expenses and Total Fund Annual Expenses in 2001 were 0.24%, 0.04% and 0.28%, respectively.
(7) All expenses are shown without the effect of any expense offset arrangements.
(8) The series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The Other Expenses shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Total Net Fund Annual Expenses would be lower and would equal 0.90% for the series. In addition, MFS has contractually agreed, subject to reimbursement, to bear expenses for the series such that the series' Other Expenses (after taking into account the expense offset arrangement), do not exceed 0.15% of the average daily net assets of the series during the current fiscal year. This contractual fee arrangement will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.
(9) The series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The Other Expenses shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Total Net Fund Annual Expenses would be lower and would equal 0.88% for the series.
(10) OppenheimerFunds, Inc., will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer-group quintile; and by 0.05% as long as it is in the fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

FOR CONTRACTS OTHER THAN ROTH IRA CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK
HYPOTHETICAL EXAMPLE

ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.15% annually and an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.059%). Expenses for the GET Fund also reflect the asset-based GET Fund guarantee charge of 0.50% of assets in the GET Fund. Because a GET Fund series has a five year period to maturity, no GET Fund expenses are shown in the 10 year expense column for the GET Fund. The total fund expenses are those shown in the column "Total Net Fund Annual Expenses" in the Fund Expense Table, assuming that any applicable fee waiver reimbursements would apply during all periods shown.

 -- These examples are purely hypothetical.         EXAMPLE A                               EXAMPLE B
 -- They should not be considered a                 If you withdraw your entire             If at the end of the periods shown
    representation of past or future expenses       account value at the end of the         you (1) leave your entire account
    or expected returns.                            periods shown, you would pay the        value invested or (2) select an
 -- Actual expenses and/or returns may be more      following expenses, including any       income phase payment option, you
    or less than those shown in these               applicable early withdrawal             would pay the following expenses
    examples.                                       charge:                                 (no early withdrawal charge is
                                                                                            reflected):*

                                                1 YEAR  3 YEARS  5 YEARS  10 YEARS      1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                ------  -------  -------  --------      ------  -------  -------  --------
ING VP Ascent Portfolio (Class R Shares)         $ 85     $122     $153     $253         $ 22     $ 69     $118     $253
ING VP Balanced Portfolio, Inc. (Class R
  Shares)                                        $ 84     $118     $146     $238         $ 21     $ 64     $110     $238
ING VP Bond Portfolio (Class R Shares)           $ 83     $115     $141     $228         $ 20     $ 62     $106     $228
ING VP Crossroads Portfolio (Class R Shares)     $ 85     $121     $151     $249         $ 22     $ 68     $116     $249
ING GET Fund                                     $ 93     $145     $191      N/A         $ 30     $ 92     $156      N/A
ING VP Growth Portfolio (Class R Shares)         $ 85     $121     $151     $249         $ 22     $ 68     $116     $249
ING VP Growth and Income Portfolio (Class R
  Shares)                                        $ 84     $118     $146     $238         $ 21     $ 64     $110     $238
ING VP Index Plus LargeCap Portfolio (Class R
  Shares)                                        $ 82     $113     $138     $223         $ 19     $ 60     $103     $223
ING VP International Equity Portfolio
  (Class R Shares)                               $ 89     $135     $174     $294         $ 26     $ 81     $138     $294
ING VP Legacy Portfolio (Class R Shares)         $ 84     $120     $149     $244         $ 21     $ 66     $113     $244
ING VP Money Market Portfolio (Class R Shares)   $ 81     $110     $133     $211         $ 18     $ 57     $ 97     $211
ING VP Small Company Portfolio (Class R
  Shares)                                        $ 86     $126     $159     $265         $ 24     $ 72     $124     $265
ING VP Technology Portfolio (Class R Shares)     $ 89     $133     $172     $290         $ 26     $ 80     $136     $290
ING VP Value Opportunity Portfolio (Class R
  Shares)                                        $ 85     $121     $152     $250         $ 22     $ 68     $116     $250
ING MFS Capital Opportunities Portfolio
  (Initial Class)                                $ 87     $127     $161     $270         $ 24     $ 74     $126     $270
ING MFS Emerging Equities Portfolio (Initial
  Class)                                         $ 86     $124     $157     $260         $ 23     $ 71     $121     $260
ING MFS Research Portfolio (Initial Class)       $ 86     $126     $159     $264         $ 23     $ 72     $123     $264
ING Scudder International Growth Portfolio
  (Initial Class)                                $ 88     $130     $166     $280         $ 25     $ 77     $131     $280
ING T. Rowe Price Growth Equity Portfolio
  (Initial Class)                                $ 85     $123     $154     $254         $ 22     $ 69     $118     $254
Calvert Social Balanced Portfolio                $ 87     $127     $160     $268         $ 24     $ 73     $125     $268
Fidelity-Registered Trademark- VIP Asset
  Manager-SM- Portfolio (Initial Class)          $ 84     $119     $148     $243         $ 21     $ 66     $113     $243
Fidelity-Registered Trademark- VIP
  Contrafund-Registered Trademark- Portfolio
  (Initial Class)                                $ 84     $120     $150     $247         $ 22     $ 67     $115     $247
Fidelity-Registered Trademark- VIP
  Equity-Income Portfolio (Initial Class)        $ 83     $117     $145     $237         $ 21     $ 64     $110     $237
Fidelity-Registered Trademark- VIP Growth
  Portfolio (Initial Class)                      $ 84     $120     $150     $247         $ 22     $ 67     $115     $247
Fidelity-Registered Trademark- VIP High Income
  Portfolio (Initial Class)                      $ 85     $121     $152     $250         $ 22     $ 68     $116     $250
Fidelity-Registered Trademark- VIP Index 500
  Portfolio (Initial Class)                      $ 81     $110     $133     $213         $ 18     $ 57     $ 98     $213
Fidelity-Registered Trademark- VIP Overseas
  Portfolio (Initial Class)                      $ 87     $128     $162     $272         $ 24     $ 74     $127     $272
Janus Aspen Aggressive Growth Portfolio
  (Institutional Shares)                         $ 84     $120     $150     $246         $ 22     $ 67     $114     $246
Janus Aspen Balanced Portfolio (Institutional
  Shares)                                        $ 84     $120     $149     $245         $ 22     $ 66     $114     $245
Janus Aspen Flexible Income Portfolio
  (Institutional Shares)                         $ 84     $120     $150     $246         $ 22     $ 67     $114     $246
Janus Aspen Growth Portfolio (Institutional
  Shares)                                        $ 84     $120     $149     $245         $ 22     $ 66     $114     $245
Janus Aspen Worldwide Growth Portfolio
  (Institutional Shares)                         $ 85     $121     $151     $248         $ 22     $ 67     $115     $248
MFS-Registered Trademark- Strategic Income
  Series (Initial Class)                         $ 87     $128     $162     $272         $ 24     $ 74     $127     $272
MFS-Registered Trademark- Total Return Series
  (Initial Class)                                $ 87     $127     $161     $269         $ 24     $ 73     $125     $269
Oppenheimer Aggressive Growth Fund/VA            $ 84     $120     $150     $247         $ 22     $ 67     $115     $247
Oppenheimer Global Securities Fund/VA            $ 85     $121     $151     $249         $ 22     $ 68     $116     $249
Oppenheimer Main Street Growth & Income
  Fund/VA-Registered Trademark-                  $ 85     $122     $153     $252         $ 22     $ 68     $117     $252
Oppenheimer Strategic Bond Fund/VA               $ 86     $124     $156     $258         $ 23     $ 70     $120     $258

--------------------------

* This example does not apply during the income phase if you select a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

FOR ROTH IRA CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK
HYPOTHETICAL EXAMPLE

ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum mortality and expense risk charge of 1.10% annually, an administrative expense charge of 0.15% annually and an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.059%). Expenses for the GET Fund also reflect the asset-based GET Fund guarantee charge of 0.50% of assets in the GET Fund. Because a GET Fund series has a five year period to maturity, no GET Fund expenses are shown in the 10 year expense column for the GET Fund. The total fund expenses are those shown in the column "Total Net Fund Annual Expenses" in the Fund Expense Table, assuming that any applicable fee waiver reimbursements would apply during all periods shown.

 -- These examples are purely hypothetical.         EXAMPLE A                               EXAMPLE B
 -- They should not be considered a                 If you withdraw your entire             If at the end of the periods shown
    representation of past or future expenses       account value at the end of the         you (1) leave your entire account
    or expected returns.                            periods shown, you would pay the        value invested or (2) select an
 -- Actual expenses and/or returns may be more      following expenses, including any       income phase payment option, you
    or less than those shown in these               applicable early withdrawal             would pay the following expenses
    examples.                                       charge:                                 (no early withdrawal charge is
                                                                                            reflected):*

                                                1 YEAR  3 YEARS  5 YEARS  10 YEARS      1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                ------  -------  -------  --------      ------  -------  -------  --------
ING VP Ascent Portfolio (Class R Shares)         $ 57     $ 82     $110     $238         $ 21     $ 64     $110     $238
ING VP Balanced Portfolio, Inc. (Class R
  Shares)                                        $ 55     $ 77     $103     $222         $ 19     $ 60     $103     $222
ING VP Bond Portfolio (Class R Shares)           $ 54     $ 75     $ 98     $213         $ 18     $ 57     $ 98     $213
ING VP Crossroads Portfolio (Class R Shares)     $ 56     $ 81     $108     $234         $ 20     $ 63     $108     $234
ING GET Fund                                     $ 64     $105     $148      N/A         $ 28     $ 87     $148      N/A
ING VP Growth Portfolio (Class R Shares)         $ 56     $ 81     $108     $234         $ 20     $ 63     $108     $234
ING VP Growth and Income Portfolio (Class R
  Shares)                                        $ 55     $ 77     $103     $222         $ 19     $ 60     $103     $222
ING VP Index Plus LargeCap Portfolio (Class R
  Shares)                                        $ 54     $ 73     $ 95     $207         $ 18     $ 55     $ 95     $207
ING VP International Equity Portfolio
  (Class R Shares)                               $ 61     $ 94     $131     $280         $ 25     $ 77     $131     $280
ING VP Legacy Portfolio (Class R Shares)         $ 56     $ 79     $106     $228         $ 20     $ 62     $106     $228
ING VP Money Market Portfolio (Class R Shares)   $ 53     $ 70     $ 90     $195         $ 17     $ 52     $ 90     $195
ING VP Small Company Portfolio (Class R
  Shares)                                        $ 58     $ 86     $116     $250         $ 22     $ 68     $116     $250
ING VP Technology Portfolio (Class R Shares)     $ 60     $ 93     $129     $276         $ 25     $ 75     $129     $276
ING VP Value Opportunity Portfolio (Class R
  Shares)                                        $ 56     $ 81     $109     $235         $ 20     $ 63     $109     $235
ING MFS Capital Opportunities Portfolio
  (Initial Class)                                $ 58     $ 87     $118     $254         $ 22     $ 69     $118     $254
ING MFS Emerging Equities Portfolio (Initial
  Class)                                         $ 57     $ 84     $114     $245         $ 22     $ 66     $114     $245
ING MFS Research Portfolio (Initial Class)       $ 58     $ 85     $116     $249         $ 22     $ 68     $116     $249
ING Scudder International Growth Portfolio
  (Initial Class)                                $ 59     $ 90     $123     $264         $ 23     $ 72     $123     $264
ING T. Rowe Price Growth Equity Portfolio
  (Initial Class)                                $ 57     $ 82     $111     $239         $ 21     $ 65     $111     $239
Calvert Social Balanced Portfolio                $ 58     $ 86     $117     $252         $ 22     $ 68     $117     $252
Fidelity-Registered Trademark- VIP Asset
  Manager-SM- Portfolio (Initial Class)          $ 56     $ 79     $105     $227         $ 20     $ 61     $105     $227
Fidelity-Registered Trademark- VIP
  Contrafund-Registered Trademark- Portfolio
  (Initial Class)                                $ 56     $ 80     $107     $232         $ 20     $ 62     $107     $232
Fidelity-Registered Trademark- VIP
  Equity-Income Portfolio (Initial Class)        $ 55     $ 77     $102     $221         $ 19     $ 59     $102     $221
Fidelity-Registered Trademark- VIP Growth
  Portfolio (Initial Class)                      $ 56     $ 80     $107     $232         $ 20     $ 62     $107     $232
Fidelity-Registered Trademark- VIP High Income
  Portfolio (Initial Class)                      $ 56     $ 81     $109     $235         $ 20     $ 63     $109     $235
Fidelity-Registered Trademark- VIP Index 500
  Portfolio (Initial Class)                      $ 53     $ 70     $ 90     $196         $ 17     $ 52     $ 90     $196
Fidelity-Registered Trademark- VIP Overseas
  Portfolio (Initial Class)                      $ 58     $ 88     $119     $256         $ 23     $ 70     $119     $256
Janus Aspen Aggressive Growth Portfolio
  (Institutional Shares)                         $ 56     $ 80     $107     $231         $ 20     $ 62     $107     $231
Janus Aspen Balanced Portfolio (Institutional
  Shares)                                        $ 56     $ 80     $106     $229         $ 20     $ 62     $106     $229
Janus Aspen Flexible Income Portfolio
  (Institutional Shares)                         $ 56     $ 80     $107     $231         $ 20     $ 62     $107     $231
Janus Aspen Growth Portfolio (Institutional
  Shares)                                        $ 56     $ 80     $106     $229         $ 20     $ 62     $106     $229
Janus Aspen Worldwide Growth Portfolio
  (Institutional Shares)                         $ 56     $ 81     $108     $233         $ 20     $ 63     $108     $233
MFS-Registered Trademark- Strategic Income
  Series (Initial Class)                         $ 58     $ 88     $119     $256         $ 23     $ 70     $119     $256
MFS-Registered Trademark- Total Return Series
  (Initial Class)                                $ 58     $ 87     $118     $253         $ 22     $ 69     $118     $253
Oppenheimer Aggressive Growth Fund/VA            $ 56     $ 80     $107     $232         $ 20     $ 62     $107     $232
Oppenheimer Global Securities Fund/VA            $ 56     $ 81     $108     $234         $ 20     $ 63     $108     $234
Oppenheimer Main Street Growth & Income
  Fund/VA-Registered Trademark-                  $ 57     $ 82     $110     $237         $ 21     $ 64     $110     $237
Oppenheimer Strategic Bond Fund/VA               $ 57     $ 84     $113     $243         $ 21     $ 66     $113     $243

--------------------------

* This example does not apply during the income phase if you select a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

FOR CONTRACTS ISSUED IN THE STATE OF NEW YORK
HYPOTHETICAL EXAMPLE

ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.15% annually and an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.059%). Expenses for the GET Fund also reflect the asset-based GET Fund guarantee charge of 0.50% of assets in the GET Fund. Because a GET Fund series has a five year period to maturity, no GET Fund expenses are shown in the 10 year expense column for the GET Fund. The total fund expenses are those shown in the column "Total Net Fund Annual Expenses" in the Fund Expense Table, assuming that any applicable fee waiver reimbursements would apply during all periods shown.

 -- These examples are purely hypothetical.         EXAMPLE A                               EXAMPLE B
 -- They should not be considered a                 If you withdraw your entire             If at the end of the periods shown
    representation of past or future expenses       account value at the end of the         you (1) leave your entire account
    or expected returns.                            periods shown, you would pay the        value invested or (2) select an
 -- Actual expenses and/or returns may be more      following expenses, including any       income phase payment option, you
    or less than those shown in these               applicable early withdrawal             would pay the following expenses
    examples.                                       charge:                                 (no early withdrawal charge is
                                                                                            reflected):*

                                                1 YEAR  3 YEARS  5 YEARS  10 YEARS      1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                ------  -------  -------  --------      ------  -------  -------  --------
ING VP Ascent Portfolio (Class R Shares)         $ 76     $104     $136     $253         $ 22     $ 69     $118     $253
ING VP Balanced Portfolio, Inc. (Class R
  Shares)                                        $ 75     $100     $128     $238         $ 21     $ 64     $110     $238
ING VP Bond Portfolio (Class R Shares)           $ 74     $ 97     $123     $228         $ 20     $ 62     $106     $228
ING VP Crossroads Portfolio (Class R Shares)     $ 76     $103     $134     $249         $ 22     $ 68     $116     $249
ING GET Fund                                     $ 84     $127     $173      N/A         $ 30     $ 92     $156      N/A
ING VP Growth Portfolio (Class R Shares)         $ 76     $103     $134     $249         $ 22     $ 68     $116     $249
ING VP Growth and Income Portfolio (Class R
  Shares)                                        $ 75     $100     $128     $238         $ 21     $ 64     $110     $238
ING VP Index Plus LargeCap Portfolio (Class R
  Shares)                                        $ 73     $ 96     $121     $223         $ 19     $ 60     $103     $223
ING VP International Equity Portfolio
  (Class R Shares)                               $ 80     $117     $156     $294         $ 26     $ 81     $138     $294
ING VP Legacy Portfolio (Class R Shares)         $ 75     $102     $131     $244         $ 21     $ 66     $113     $244
ING VP Money Market Portfolio (Class R Shares)   $ 72     $ 92     $115     $211         $ 18     $ 57     $ 97     $211
ING VP Small Company Portfolio (Class R
  Shares)                                        $ 77     $108     $142     $265         $ 24     $ 72     $124     $265
ING VP Technology Portfolio (Class R Shares)     $ 80     $116     $154     $290         $ 26     $ 80     $136     $290
ING VP Value Opportunity Portfolio (Class R
  Shares)                                        $ 76     $104     $134     $250         $ 22     $ 68     $116     $250
ING MFS Capital Opportunities Portfolio
  (Initial Class)                                $ 78     $109     $144     $270         $ 24     $ 74     $126     $270
ING MFS Emerging Equities Portfolio (Initial
  Class)                                         $ 77     $107     $139     $260         $ 23     $ 71     $121     $260
ING MFS Research Portfolio (Initial Class)       $ 77     $108     $141     $264         $ 23     $ 72     $123     $264
ING Scudder International Growth Portfolio
  (Initial Class)                                $ 79     $112     $149     $280         $ 25     $ 77     $131     $280
ING T. Rowe Price Growth Equity Portfolio
  (Initial Class)                                $ 76     $105     $136     $254         $ 22     $ 69     $118     $254
Calvert Social Balanced Portfolio                $ 78     $109     $143     $268         $ 24     $ 73     $125     $268
Fidelity-Registered Trademark- VIP Asset
  Manager-SM- Portfolio (Initial Class)          $ 75     $101     $131     $243         $ 21     $ 66     $113     $243
Fidelity-Registered Trademark- VIP
  Contrafund-Registered Trademark- Portfolio
  (Initial Class)                                $ 76     $103     $133     $247         $ 22     $ 67     $115     $247
Fidelity-Registered Trademark- VIP
  Equity-Income Portfolio (Initial Class)        $ 75     $100     $127     $237         $ 21     $ 64     $110     $237
Fidelity-Registered Trademark- VIP Growth
  Portfolio (Initial Class)                      $ 76     $103     $133     $247         $ 22     $ 67     $115     $247
Fidelity-Registered Trademark- VIP High Income
  Portfolio (Initial Class)                      $ 76     $104     $134     $250         $ 22     $ 68     $116     $250
Fidelity-Registered Trademark- VIP Index 500
  Portfolio (Initial Class)                      $ 72     $ 93     $116     $213         $ 18     $ 57     $ 98     $213
Fidelity-Registered Trademark- VIP Overseas
  Portfolio (Initial Class)                      $ 78     $110     $145     $272         $ 24     $ 74     $127     $272
Janus Aspen Aggressive Growth Portfolio
  (Institutional Shares)                         $ 75     $102     $132     $246         $ 22     $ 67     $114     $246
Janus Aspen Balanced Portfolio (Institutional
  Shares)                                        $ 75     $102     $132     $245         $ 22     $ 66     $114     $245
Janus Aspen Flexible Income Portfolio
  (Institutional Shares)                         $ 75     $102     $132     $246         $ 22     $ 67     $114     $246
Janus Aspen Growth Portfolio (Institutional
  Shares)                                        $ 75     $102     $132     $245         $ 22     $ 66     $114     $245
Janus Aspen Worldwide Growth Portfolio
  (Institutional Shares)                         $ 76     $103     $133     $248         $ 22     $ 67     $115     $248
MFS-Registered Trademark- Strategic Income
  Series (Initial Class)                         $ 78     $110     $145     $272         $ 24     $ 74     $127     $272
MFS-Registered Trademark- Total Return Series
  (Initial Class)                                $ 78     $109     $143     $269         $ 24     $ 73     $125     $269
Oppenheimer Aggressive Growth Fund/VA            $ 76     $103     $133     $247         $ 22     $ 67     $115     $247
Oppenheimer Global Securities Fund/VA            $ 76     $103     $134     $249         $ 22     $ 68     $116     $249
Oppenheimer Main Street Growth & Income
  Fund/VA-Registered Trademark-                  $ 76     $104     $135     $252         $ 22     $ 68     $117     $252
Oppenheimer Strategic Bond Fund/VA               $ 77     $106     $138     $258         $ 23     $ 70     $120     $258

--------------------------

* This example does not apply during the income phase if you select a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

CONDENSED FINANCIAL INFORMATION
----------------------------------------------

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix V of this prospectus, we provide condensed financial information about the Variable Annuity Account B (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.

INVESTMENT OPTIONS
----------------------------------------------

The contract offers variable investment options and fixed interest options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

-- MUTUAL FUND (FUND) DESCRIPTIONS. We provide brief descriptions of the funds in Appendix III. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Home Office at the address and phone number listed in "Contract Overview--Questions: Contacting the Company", by accessing the SEC's web site or by contacting the SEC Public Reference Room.

-- ING GET FUND ("GET FUND"). A GET Fund series may be available during the accumulation phase of the Contract. We make a guarantee, as described below, when you allocate money into a GET Fund series. Each GET Fund series has an offering period of three months which precedes the guarantee period. The GET Fund investment option may not be available under your Contract or in your state.

  Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. Please see Appendix IV for a projected schedule of GET Fund Series Offerings. The Company makes a guarantee when you direct money into a GET Fund series. We guarantee that the value of an accumulation unit of the GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the GET Fund series as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET Fund subaccount for that series. The value of dividends and distributions made by the GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

  If you withdraw or transfer funds from a GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable. The GET Fund subaccount is not available for the dollar cost averaging program or the account rebalancing program.

  Before the maturity date, we will send a notice to each contract owner who has allocated amounts to the GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Fund series amounts. If you do not make a choice, on the maturity date we will transfer your GET Fund series amounts to another available series of the GET Fund that is then accepting deposits. If no GET Fund series is then available, we will transfer your GET Fund series amounts to the fund or funds that we designate.

  Please see the ING GET Fund prospectus for a complete description of the GET Fund investment option, including charges and expenses.

FIXED INTEREST OPTIONS. If available in your state, the ILIAC Guaranteed Account (the Guaranteed Account) or the Fixed Account. The Guaranteed Account offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. The Fixed Account is only available in certain states. For a description of these options, see Appendices I and II and the Guaranteed Account prospectus.

 SELECTING INVESTMENT OPTIONS

 - CHOOSE OPTIONS APPROPRIATE FOR YOU. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.

 - UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

 - BE INFORMED. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.

LIMITS ON OPTION AVAILABILITY. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

LIMITS ON HOW MANY INVESTMENT OPTIONS YOU MAY SELECT. Although there is currently no limit, we reserve the right to limit the number of investment options you may select at any one time or during the life of the contract. For purposes of determining any limit, each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts where the Guaranteed Account is not available, will be considered an option.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS (MIXED AND SHARED FUNDING). "Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

-- Shared--bought by more than one company.

-- Mixed--bought for annuities and life insurance.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

TRANSFERS AMONG INVESTMENT OPTIONS
----------------------------------------------

You may transfer amounts among the available subaccounts. During the accumulation phase we allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. During the income phase, if approved in your state, transfers are limited to four per year and allowed only if you select variable payments.

Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment. Transfers from the Fixed Account are subject to certain restrictions, and transfers into the Fixed Account from any of the other investment options are not allowed. Transfers must be made in accordance with the terms of your contract.

TRANSFER REQUESTS. Requests may be made in writing, by telephone or, where applicable, electronically.

LIMITS ON FREQUENT TRANSFERS. The contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contract.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder at a time.

We further reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders.

Additionally, orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any transfer request to a subaccount if the subaccount's investment in the corresponding fund is not accepted for any reason.

VALUE OF YOUR TRANSFERRED DOLLARS. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Home Office or, if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

TELEPHONE AND ELECTRONIC TRANSACTIONS: SECURITY MEASURES. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when rely on such instructions, you will bear the loss.

THE DOLLAR COST AVERAGING PROGRAM. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case a market value adjustment will apply. See Appendix I for more information about dollar cost averaging from the Guaranteed Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to the money market subaccount.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each calendar year. For additional information about this program, contact your sales representative or call us at the number listed in "Contract Overview--Questions:
Contacting the Company."

In certain states purchase payments allocated to the Fixed Account may require participation in the dollar cost averaging program.

THE ACCOUNT REBALANCING PROGRAM. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You may participate in this program by completing the account rebalancing section of your application or by contacting us at the address and/or number listed in "Contract Overview--Questions: Contacting the Company."

PURCHASE AND RIGHTS
----------------------------------------------

HOW TO PURCHASE

-- Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial purchase payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.

-- Group Contracts. In most states we have distributors, usually broker-dealers or banks, who hold the contract as a group contract (see "Other Topics-- Contract Distribution"). You may purchase an interest (or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with your initial purchase payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.

-- Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to "contract holder" in this prospectus mean both contract holders under joint contracts. Tax law prohibits the purchase of qualified contracts by joint contract holders.

FACTORS TO CONSIDER IN THE PURCHASE DECISION. You should discuss you decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur. You should take note of the following issues, among others:

1. Long-Term Investment--This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. Early withdrawals may cause you to incur surrender charges and/or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not buy this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59 1/2.

2. Investment Risk--The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not buy this contract in order to invest in these options if you cannot risk getting back less money than you put in.

3. Features and Fees--The fees for this contract reflect costs associated with the features and benefits it provides. In some cases, you have the option to elect certain benefits that carry additional charges. As you consider this contract, you should determine the value that these various benefits and features have for you, taking into account the charges for those features.

4. Exchanges--If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully. You should consider whether any additional benefits under this contract justify any increased charges that might apply. Also, be sure to talk to your sales representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

MAXIMUM ISSUE AGE. The maximum issue age for you and the annuitant (if you are not the annuitant) on the date we establish your account is 90 (age 85 for those contracts issued in New York and Pennsylvania).

YOUR RIGHTS UNDER THE CONTRACT

-- Individual Contracts. You have all contract rights.

-- Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the contract. You have all other rights to your account under the contract.

-- Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the "Death Benefit" section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

PURCHASE PAYMENT METHODS.  The following purchase payment methods are allowed:

-- One lump sump;

-- Periodic payments; or

-- Transfer or rollover from a pre-existing retirement plan or account.*

We reserve the right to reject any payments to a prospective or existing account without advance notice.

* In some states an IRA contract can only accept a lump-sum, rollover payment.

PURCHASE PAYMENT AMOUNTS.
The minimum initial purchase payment amounts are as follows:

                                               NONQUALIFIED        QUALIFIED
------------------------------------------------------------------------------
 Maximum Initial Purchase Payment                 $5,000             $1,500

Additional purchase payments must be at least $50 (we may change this amount from time to time). A purchase payment of more than $1,000,000 will be allowed only with our consent.

ACCEPTANCE OR REJECTION OF YOUR APPLICATION. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

ALLOCATING PURCHASE PAYMENTS TO THE INVESTMENT OPTIONS. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the "Investment Options" section.

RIGHT TO CANCEL
----------------------------------------------

WHEN AND HOW TO CANCEL. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Home Office along with a written notice of cancellation.

REFUNDS. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. In other words, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires or if you purchased an IRA, we will refund all purchase payments made.

If the purchase payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

[SIDE NOTE]
TYPES OF FEES
There are five types of fees or deductions that may affect your account. TRANSACTION FEES
- Early Withdrawal Charge
- Annual Maintenance Fee
- Transfer Charge
FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT
- Mortality and Expense Risk Charge
- Administrative Expense Charge
FEES DEDUCTED BY THE FUNDS
- Investment Advisory Fees

- 12b-1 Fees
- Other Expenses
PREMIUM AND OTHER TAXES
CHARGES FOR THE ING GET FUND

[END SIDE NOTE]

FEES
----------------------------------------------

The following repeats and adds to information provided in the "Fee Table" section. Please review both sections for information on fees.

TRANSACTION FEES

EARLY WITHDRAWAL CHARGE

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

AMOUNT. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

EARLY WITHDRAWAL CHARGE SCHEDULES
               CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK
                    CONTRACTS OTHER THAN ROTH IRA CONTRACTS

                                                                          Early
                    Years from Receipt                                  Withdrawal
                    of Purchase Payment                                   Charge
                    -------------------                                   ------
                    Less than 2                                           7%
                    2 or more but less than 4                             6%
                    4 or more but less than 5                             5%
                    5 or more but less than 6                             4%
                    6 or more but less than 7                             3%
                    7 or more                                             0%

                             ROTH IRA CONTRACTS(1)

                                                                          Early
                    Completed                                           Withdrawal
                    Account Years                                         Charge
                    -------------                                         ------
                    Less than 1                                           5%
                    1 or more but less than 2                             4%
                    2 or more but less than 3                             3%
                    3 or more but less than 4                             2%
                    4 or more but less than 5                             1%
                    5 or more                                             0%

                   CONTRACTS ISSUED IN THE STATE OF NEW YORK

                                                                           Early
                    Years from Receipt                                   Withdrawal
                    of Purchase Payment                                    Charge
                    --------------------------------------------------  ------------
                    Less than 1                                              7%
                    1 or more but less than 2                                6%
                    2 or more but less than 3                                5%
                    3 or more but less than 4                                4%
                    4 or more but less than 5                                3%
                    5 of more but less than 6                                2%
                    6 or more but less than 7                                1%
                    7 or more                                                0%

(1) If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge has been waived, the early withdrawal charge will be based on the number of completed account years since the date of the initial purchase payment to the former contract.

PURPOSE. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

FIRST IN, FIRST OUT. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

For example: For contracts other than Roth IRAs issued outside of New York, we calculate the early withdrawal charge based on the number of years since the purchase payment was received. If your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 6% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

For Roth IRAs, we calculate the early withdrawal charge based on the number of completed account years. If three years have elapsed since your initial purchase payment was made, we will deduct an early withdrawal charge equal to 2% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

FREE WITHDRAWALS. There is no early withdrawal charge if, during each calendar year, the amount withdrawn is 10% or less (for contracts issued in New York, 15% or less on the first withdrawal each calendar year after the first account year) than:

-- Your account value as of the last valuation day of the preceding calendar year or the date of your first purchase payment, whichever is later (if approved in your state); or

-- Your account value on the next valuation day after we receive your withdrawal request.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the calendar year.

WAIVER. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

-- Used to provide income phase payments to you;

-- Paid due to the annuitant's death during the accumulation phase in an amount up to the sum of purchase payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment option and deductions made prior to the annuitant's death;

-- Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;

-- Taken because of the election of a systematic distribution option but, with respect to the Systematic Withdrawal Option (SWO) and the Life Expectancy Option (LEO), only to the extent that the amount taken is 10% or less (15% or less for contracts issued in the State of New York) of your account value on the later of the date we established your account or the most recent anniversary of that date (see "Systematic Distribution Options");

-- Applied as a rollover to certain Roth IRAs issued by us or an affiliate;

-- If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the minimum distribution required by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by us (including required minimum distributions using the Estate Conservation Option (ECO) systematic distribution option); or

-- Paid upon termination of your account by us (see "Other Topics -- Involuntary
   Terminations").

NURSING HOME WAIVER. You may withdraw all or a portion of your account value without an early withdrawal charge if:

-- More than one year has elapsed since the account effective date;

-- The withdrawal is requested within three years of the annuitant's admission to a licensed nursing care facility (in New Hampshire non-licensed facilities are included); and

-- The annuitant has spent at least 45 consecutive days in such nursing care facility.

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility on the date we established your account. It will also not apply if otherwise prohibited by state law.

ANNUAL MAINTENANCE FEE

MAXIMUM AMOUNT.  $30.00

WHEN/HOW. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

PURPOSE. This fee reimburses us for our administrative expenses related to the establishment and maintenance of your account.

ELIMINATION. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date this fee is to be deducted.

TRANSFER CHARGE

AMOUNT. During the accumulation phase we currently allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

PURPOSE. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE

MAXIMUM AMOUNT. During the accumulation phase the amount of this charge depends upon which contract you purchase. The amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

 CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK
 - Contracts other than Roth IRAs Issued before
 May 1, 1998                                        1.25%
 - Contracts Issued on or after May 1, 1998, and
 all Roth IRA Contracts                             1.10%

 CONTRACTS ISSUED IN THE STATE OF NEW YORK
 - All Contracts                                    1.25%

During the income phase this charge, on an annual basis, is equal to 1.25% of amounts held in the subaccounts. See "The Income Phase -- Charges Deducted."

WHEN/HOW. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option.

PURPOSE. This charge compensates us for the mortality and expense risks we assume under the contract.

-- The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract.

-- The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

ADMINISTRATIVE EXPENSE CHARGE

MAXIMUM AMOUNT. During the accumulation phase the amount of this charge, on an annual basis, is equal to 0.15% of your account value invested in the subaccounts. There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase.

WHEN/HOW. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. This charge may be assessed during the accumulation phase or the income phase. If we are currently imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

PURPOSE. This charge helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. This charge is not intended to exceed the average expected cost of administering the contract. We do not expect to make a profit from this charge.

ING GET FUND GUARANTEE CHARGE.

MAXIMUM AMOUNT. 0.50%, but only if you elect to invest in the GET Fund investment option.

WHEN/HOW. We deduct this charge daily during the guarantee period from amounts allocated to the GET Fund investment option.

PURPOSE. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the GET Fund subaccount. See "Investment Options -- Variable Investment Options."

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, annual maintenance fee, mortality and expense risk charge or administrative expense charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

-- The size and type of group to whom the contract is offered;

-- The amount of expected purchase payments;

-- A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of our affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates;

-- The type and frequency of administrative and sales services provided; or

-- The level of annual maintenance fees and early withdrawal charges.

In the case of an exchange of another contract issued by us or one of our affiliates where the early withdrawal charge has been waived, the early withdrawal charge for certain contracts offered by this prospectus may be determined based on the dates purchase payments were received in the prior contract.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

FUND EXPENSES

AMOUNT. Each fund determines its own advisory fee, service fees or 12b-1 fees (if applicable) and other expenses. Service fees and 12b-1 fees are generally deducted from fund assets in order to pay for the servicing or distribution of fund shares. If a fund has such fees, some or all of such fees may be paid to the Company as compensation for distribution or shareholder services performed by the Company with respect to the use of the funds as investment options under the contracts. The Fund Expense Table in this prospectus identifies which funds have service fees or 12b-1 fees.

In addition to any service fees or 12b-1 fees that the Company may receive from a fund or its affiliate, the Company may also receive compensation from a fund or its affiliate for administrative, recordkeeping or other services provided by the Company to the fund or the fund affiliates. Such additional payments do not increase, directly or indirectly, the fund's fees and expenses. As of December 31, 2001, the amount of such additional payments ranged up to 0.425% annually for affiliated funds, and 0.25% annually for unaffiliated funds, of average net assets held in a fund by the Company. For a list of fund fees, see "Fee Table -- Fees Deducted by the Funds." The fees are described in more detail in each fund prospectus.

Various series of the ING GET Fund may be offered from time to time, and additional charges may apply if you elect to invest in one of these series. See "Fees Deducted from Investments in the Separate Account -- ING GET Fund Guarantee Charge."

MAXIMUM AMOUNT. Each fund's advisory fee and expenses are different. They are set forth in "Fee Table -- Fees Deducted by the Funds" and described in more detail in each fund prospectus.

WHEN/HOW. A fund's fees and expenses are not deducted from your account value. Instead, they are reflected in the daily value of fund shares which, in turn, will affect the daily value of the subaccounts.

PURPOSE. These fees and expenses help to pay the fund's investment adviser and operating expenses.

PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

WHEN/HOW. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See "Taxation."

YOUR ACCOUNT VALUE
----------------------------------------------

During the accumulation phase your account value at any given time equals:

-- The current dollar value of amounts invested in the subaccounts; plus

-- The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

SUBACCOUNT ACCUMULATION UNITS. When you select a fund as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "accumulation unit value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge and the administrative expense charge (if any) and, for amounts allocated to the ING GET Fund subaccount only, the GET Fund guarantee charge. We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:

-- The net assets of the fund held by the subaccount as of the current valuation; minus

-- The net assets of the fund held by the subaccount at the preceding valuation;
   plus or minus

-- Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

-- The total value of the subaccount's units at the preceding valuation; minus

-- A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted from investments in the separate account, such as guarantee charges for the ING GET fund. See "Fees."

The net investment rate may be either positive or negative.

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time) are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

                                          STEP 1:  You make an initial purchase
                                          payment of $5000.

                                          STEP 2:
                                          A. You direct us to invest $3,000 in
                                             Fund A. The purchase payment
                                             purchases 300 accumulation units of
                                             Subaccount A ($3,000 divided by the
                                             current $10 AUV).

                                          B. You direct us to invest $2,000 in
                                             Fund B. The purchase payment
                                             purchases 100 accumulation units of
                                             Subaccount B ($2,000 divided by the
                                             current $20 AUV).

                                          STEP 3: The separate account purchases
                                          shares of the applicable funds at the
                                          then current market value (net asset
                                          value or NAV).

                                  [FLOW CHART]

Each fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in "Purchase and Rights." Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

[SIDE NOTE]
TAXES, FEES AND DEDUCTIONS
Amounts withdrawn may be subject to one or more of the following:
-- Early Withdrawal Charge (see "Fees--Early Withdrawal Charge")
-- Annual Maintenance Fee (see "Fees--Annual Maintenance Fee")
-- Market Value Adjustment for amounts held in the Guaranteed Account (see
   Appendix I and the Guaranteed Account prospectus)
-- Tax Penalty (see "Taxation")
-- Tax Withholding (see "Taxation")
To determine which may apply to you, refer to the appropriate sections of this prospectus, contact your sales representative or call us at the number listed in "Contract Overview--Questions: Contacting the Company."
[END SIDE NOTE]

WITHDRAWALS
----------------------------------------------

You may withdraw all or a portion of your account value at any time during the accumulation phase (for contracts issued in New York, partial withdrawals are not available in the first account year unless they are taken under a systematic distribution option). If you participate in the contract through a 403(b) plan, certain restrictions apply. See "Restrictions on Withdrawals from 403(b) Plan Accounts."

STEPS FOR MAKING A WITHDRAWAL

-- Select the withdrawal amount.

(1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge and annual maintenance fee.

(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Account. See Appendices I and II and the Guaranteed Account prospectus for more information about withdrawals from the Guaranteed Account and the Fixed Account.

-- Select investment options. If you do not specify this, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value

-- Properly complete a disbursement form and deliver it to our Home Office.

RESTRICTIONS ON WITHDRAWALS FROM 403(b) PLAN ACCOUNTS.

Under Section 403(b) contracts the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant's death, disability, attainment of age 59 1/2, separation from service or financial hardship. See "Taxation."

CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Home Office.

DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form in good order.

REINSTATING A FULL WITHDRAWAL. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of your withdrawal. We must receive any reinstated amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinstatement election received more than 30 days after the withdrawal and accept proceeds reinstated more than 60 days after the withdrawal. We will credit your account for the amount reinstated based on the subaccount values next computed following our receipt of your request and the amount to be reinstated. We will credit the amount reinstated proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinstated any annual maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the ING GET Fund and then elect to reinstate them, we will reinstate them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro rata basis. The reinstatement privilege may be used only once. Special rules apply to reinstatements of amounts withdrawn from the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus). We will not credit your account for market value adjustments that we deducted at the time of your withdrawal or refund any taxes that were withheld. Seek competent advice regarding the tax consequences associated with reinstatement.

[SIDE NOTE]
FEATURES OF A SYSTEMATIC DISTRIBUTION OPTION
A systematic distribution option allows you to receive regular payments from your contract without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.
[END SIDE NOTE]

SYSTEMATIC DISTRIBUTION OPTIONS
----------------------------------------------

Systematic distribution options may be exercised at any time during the accumulation phase. The following systematic distribution options may be available:

-- SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.

-- ECO--ESTATE CONSERVATION OPTION. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO we calculate the minimum distribution amount required by law, generally at age 70 1/2, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.

-- LEO--LIFE EXPECTANCY OPTION. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See "Taxation."

OTHER SYSTEMATIC DISTRIBUTION OPTIONS. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in "Contract Overview--
Questions: Contacting the Company."

SYSTEMATIC DISTRIBUTION OPTION AVAILABILITY. Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See "Fees-- Early Withdrawal Charge--Free Withdrawals." If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

ELIGIBILITY FOR A SYSTEMATIC DISTRIBUTION OPTION. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or the Company at the number listed in "Contract Overview--Questions: Contacting the Company."

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. You may revoke a systematic distribution option at any time by submitting a written request to our Home Office. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

CHARGES AND TAXATION. When you elect a systematic distribution option your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" and "Fee Table" sections. Taking a withdrawal under a systematic distribution option, or later revoking the option, may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

[SIDE NOTE]
This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase."
TERMS TO UNDERSTAND:
ACCOUNT YEAR/ACCOUNT ANNIVERSARY: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.
ANNUITANT(S): The person(s) on whose life(lives) or life expectancy(ies) the income phase payments are based.
BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive death benefit proceeds under the contract.
CLAIM DATE: The date proof of death and the beneficiary's right to receive the death benefit are received in good order at our Home Office. Please contact our Home Office to learn what information is required for a request for payment of the death benefit to be in good order.
CONTRACT HOLDER (YOU/YOUR): The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.
MARKET VALUE ADJUSTMENT: An adjustment that may be made to amounts withdrawn from the Guaranteed Account. The adjustment may be positive or negative.
[END SIDE NOTE]

DEATH BENEFIT
----------------------------------------------

DURING THE ACCUMULATION PHASE

WHEN IS A DEATH BENEFIT PAYABLE? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

WHO RECEIVES DEATH BENEFIT PROCEEDS? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance any other beneficiary you have named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change that beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

DESIGNATING YOUR BENEFICIARY. You may designate a beneficiary on your application or by contacting your sales representative or us as indicated in "Contract Overview--Questions: Contacting the Company."

DEATH BENEFIT AMOUNT

MINIMUM GUARANTEED DEATH BENEFIT. If approved in your state, upon the death of the annuitant the death benefit will be the greater of:

(1) The account value on the claim date; or

(2) The minimum guaranteed death benefit as of the date of death, adjusted for purchase payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since the date the minimum guaranteed death benefit was determined.

DETERMINING THE MINIMUM GUARANTEED DEATH BENEFIT. On the day we establish your account, the minimum guaranteed death benefit equals the amount of your initial purchase payment. Thereafter, the minimum guaranteed death benefit is determined once a year on the account anniversary (until the account anniversary immediately before the annuitant's 85th birthday) and equals the greater of:

(a) The minimum guaranteed death benefit as last determined, adjusted for any purchase payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since the date the minimum guaranteed death benefit was determined; or

(b) Your account value on that account anniversary.

After the annuitant's 85th birthday, the minimum guaranteed death benefit equals the minimum guaranteed death benefit on the account anniversary immediately before the annuitant's 85th birthday, adjusted for payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since that account anniversary.

DEATH BENEFIT GREATER THAN THE ACCOUNT VALUE. If the minimum guaranteed death benefit is greater than your account value on the claim date, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a death benefit payment by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed.

DEATH BENEFIT AMOUNTS IN CERTAIN CASES

IF THE CONTRACT HOLDER IS NOT THE ANNUITANT. Under nonqualified contracts only, the minimum guaranteed death benefit described above will not apply if the contract holder who is not the annuitant dies. Rather, the death benefit proceeds will be equal to the account value on the claim date, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

If the spousal beneficiary continues the account at the death of the contract holder who was not also the annuitant, the annuitant will not change and the minimum guaranteed death benefit will not apply on the death of the spousal beneficiary. Rather, the death benefit proceeds will equal the account value on the claim date, plus or minus any market value adjustment, and minus any applicable early withdrawal charge.

IF THE SPOUSAL BENEFICIARY CONTINUES THE ACCOUNT. If the spousal beneficiary continues the account at the death of the contract holder who was also the annuitant, the spousal beneficiary becomes the annuitant. In this circumstance the minimum guaranteed death benefit payable at the death of a spousal beneficiary shall be determined as described above, except that the initial minimum guaranteed death benefit will equal the minimum guaranteed death benefit payable at the death of the original contract holder/annuitant.

ALTERNATIVE DEATH BENEFIT. If the minimum guaranteed death benefit is not approved in your state, the following death benefit will apply:

Upon the death of the annuitant, the death benefit will be the greatest of:

(1) The total payments made to your account, adjusted for any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses);

(2) The highest account value on any account anniversary until the account anniversary immediately before the annuitant's 75th birthday (85th birthday for contracts issued in New York) or date of death, whichever is earlier, adjusted for payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since that account anniversary; or

(3) The account value as of the date of death.

DEATH BENEFIT GREATER THAN THE ACCOUNT VALUE. If the alternative death benefit is greater than the account value as of the date of death, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a death benefit payment by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed.

DEATH BENEFIT AMOUNTS IN CERTAIN CASES

IF THE CONTRACT HOLDER IS NOT THE ANNUITANT. Under nonqualified contracts only, the alternative death benefit described above will not apply if the contract holder who is not the annuitant dies. Rather, the death benefit proceeds will be equal to the account value on the date the request for payment is received, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

If the spousal beneficiary continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change and the alternative death benefit described above will not apply on the death of the spousal beneficiary. Rather, the death benefit proceeds will equal the account value on the date the request for payment is received, plus or minus any market value adjustment, and minus any early withdrawal charge, if approved in your state. If your state has not approved deduction of an early withdrawal charge in this situation, then an early withdrawal charge will apply only to payments made since the death of the original contract holder/annuitant.

IF THE SPOUSAL BENEFICIARY CONTINUES THE ACCOUNT. If the spousal beneficiary continues the account at the death of the contract holder who was also the annuitant, the spousal beneficiary will become the annuitant. In this circumstance the death benefit payable at the death of a spousal beneficiary shall equal the account value on the date the request for payment is received, plus or minus any market value adjustment and minus any applicable early withdrawal charge applicable to payments made since the death of the original contract holder/annuitant.

GUARANTEED ACCOUNT. For amounts held in the Guaranteed Account, see Appendix I for a discussion of the calculation of the death benefit.

DEATH BENEFIT---METHODS OF PAYMENT

FOR QUALIFIED CONTRACTS. Under a qualified contract if the annuitant dies the beneficiary may choose one of the following three methods of payment:

-- Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules (see "Taxation-Minimum Distribution Requirements"));

-- Receive, at any time, a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment; or

-- Elect SWO or ECO or LEO (described in "Systematic Distribution Options"), provided the election would satisfy the Tax Code minimum distribution rules.

PAYMENTS FROM A SYSTEMATIC DISTRIBUTION OPTION. If the annuitant was receiving payments under a systematic distribution option and died before the Tax Code's required beginning date for minimum distributions, payments under the systematic distribution option will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect a systematic distribution option provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

DISTRIBUTION REQUIREMENTS. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See "Taxation."

FOR NONQUALIFIED CONTRACTS.
(1) If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant's surviving spouse, then the beneficiary becomes the successor contract holder. In this circumstance the Tax Code does not require distributions under the contract until the successor contract holder's death.
    As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:

    (a)  Continue the contract in the accumulation phase;

    (b) Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options; or

    (c) Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or any market value adjustment.

   If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.

(2) If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above (subject to the Tax Code distribution rules).
    In this circumstance the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary's life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See "Taxation."

(3) If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or 1(c) above. If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary's income in the year the annuitant dies.

PAYMENTS FROM A SYSTEMATIC DISTRIBUTION OPTION. If the contract holder or annuitant dies and payments were made under SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

TAXATION. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time-frame required by the Tax Code. See "Taxation."

[SIDE NOTE]
We may have used the following terms in prior prospectuses:
ANNUITY PHASE--Income Phase
ANNUITY OPTION--Income Phase Payment Option
ANNUITY PAYMENT--Income Phase Payment
[END SIDE NOTE]

THE INCOME PHASE
----------------------------------------------

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

INITIATING PAYMENTS. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of all of the following:

-- Payment start date;

-- Income phase payment option (see the income phase payment options table in this section);

-- Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

-- Choice of fixed, variable or a combination of both fixed and variable payments; and

-- Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected it may not be changed.

WHAT AFFECTS PAYMENT AMOUNTS. Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any) selected and whether you select fixed, variable or a combination of both fixed and variable payments and, for variable payments, the assumed net investment rate selected.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payments does not vary with investment performance over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate.

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See "Contract Overview--Questions: Contacting the Company."

MINIMUM PAYMENT AMOUNTS. The income phase payment option you select must result in:

-- A first income phase payment of at least $50; and

-- Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

RESTRICTIONS ON START DATES AND THE DURATION OF PAYMENTS. Income phase payments may not begin during the first account year, or, unless we consent, later than the later of:

(a)  The first day of the month following the annuitant's 85th birthday; or

(b) The tenth anniversary of the last purchase payment made to your account (fifth anniversary for contracts issued in Pennsylvania).

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option by the later of the annuitant's 85th birthday or the tenth anniversary of your last purchase payment (the fifth anniversary for contracts issued in Pennsylvania) may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering either of these courses of action.

For qualified contracts only, income phase payments may not extend beyond:

(a)  The life of the annuitant;

(b)  The joint lives of the annuitant and beneficiary;

(c)  A guaranteed period greater than the annuitant's life expectancy; or

(d) A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95. For contracts issued in New York, income phase payments may not begin later than the first day of the month following the annuitant's 90th birthday.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes.

See "Taxation" for further discussion of rules relating to income phase payments.

CHARGES DEDUCTED. We make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. We may also deduct a daily administrative charge from amounts held in the subaccounts. See "Fees."

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Home Office. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

BENEFICIARY RIGHTS. A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

PARTIAL ENTRY INTO THE INCOME PHASE. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

TAXATION. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See "Taxation" for additional information.

INCOME PHASE PAYMENT OPTIONS

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time.

Once income phase payments begin the income phase payment option selected may not be changed.

TERMS TO UNDERSTAND:

ANNUITANT(S): The person(s) on whose life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

                     LIFETIME INCOME PHASE PAYMENT OPTIONS

                                           LENGTH OF PAYMENTS: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment's due
     Life Income                           date.
                                           DEATH BENEFIT--NONE: All payments end upon the annuitant's death.
                                           LENGTH OF PAYMENTS: For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years or as otherwise specified in the contract.
     Life Income--                         DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we have
     Guaranteed                            made all the guaranteed payments, we will continue to pay the beneficiary the
     Payments                              remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
                                           LENGTH OF PAYMENTS: For as long as either annuitant lives. It is possible that only one payment will be made if both annuitants die before the second payment's due date.
                                           CONTINUING PAYMENTS: When you select this option you choose for:
                                           (a) 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant
     Life Income--Two Lives                after the first death; or
                                           (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.
                                           DEATH BENEFIT--NONE: All payments end upon the death of both annuitants.
                                           LENGTH OF PAYMENTS: For as long as either annuitant lives, with payments guaranteed from 5 to 30 years or as otherwise specified in the contract.
                                           CONTINUING PAYMENTS: 100% of the payment to continue to the surviving annuitant
     Life Income--Two Lives--              after the first death.
     Guaranteed                            DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both annuitants die before we have
     Payments                              made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
                                           LENGTH OF PAYMENTS: For as long as the annuitant lives.
     Life Income--Cash Refund Option       DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: Following the annuitant's death, we
     (limited availability--fixed          will pay a lump-sum payment equal to the amount originally applied to the income
     payment only)                         phase payment option (less any premium tax) and less the total amount of income payments paid.
                                           LENGTH OF PAYMENTS: For as long as either annuitant lives.
     Life Income--Two Lives--Cash          CONTINUING PAYMENTS: 100% of the payment to continue after the first death.
     Refund Option (limited                DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: When both annuitants die we will pay
     availability--fixed payment only)     a lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of income payments paid.
                                            NONLIFETIME INCOME PHASE PAYMENT OPTION
                                           LENGTH OF PAYMENTS: You may select payments for 5 to 30 years. In certain cases a lump-sum payment may be requested at any time (see below).
                                           DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we make
     Nonlifetime--Guaranteed               all the guaranteed payments, we will continue to pay the beneficiary the
     Payments                              remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.
     LUMP-SUM PAYMENT: If the "Nonlifetime--Guaranteed Payments" option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payment will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See "Fees--Early Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Home Office.

CALCULATION OF LUMP-SUM PAYMENTS. If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3 1/2% or 5% assumed net investment rate used for variable payments).

TAXATION
----------------------------------------------

The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Tax Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS

DIVERSIFICATION REQUIREMENTS. The Tax Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Variable Annuity Account B, through the subaccounts, will satisfy these diversification requirements.

INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Variable Annuity Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Variable Annuity
Account B assets supporting the Contract.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit" for additional information on required distributions from non-qualified contracts. Qualified Contracts are subject to special rules--see below.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. Credits constitute earnings (not premiums) for federal tax purposes and are not included in the owner's investment in the Contract. The tax treatment of market value adjustments is uncertain. You should consult a tax adviser if you are considering taking a withdrawal from your Contract in circumstances where a market value adjustment would apply.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

SEPARATE ACCOUNT CHARGES. It is possible that the Internal Revenue Service may take a position that charges for certain optional benefits and riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat the quarterly charges deducted for an earnings multiplier benefit rider as taxable withdrawals, which might also be subject to a tax penalty if the withdrawal occurs before you reach age 59 1/2. You should consult your tax advisor prior to selecting any optional benefit or rider under the Contract.

PENALTY TAX ON CERTAIN WITHDRAWALS. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

-- made on or after the taxpayer reaches age 59 1/2;

-- made on or after the death of a contract owner;

-- attributable to the taxpayer's becoming disabled; or

-- made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or
(ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

TRANSFERS, ASSIGNMENTS, EXCHANGES AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability, and we will report taxable amounts as required by law. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

For qualified plans under Section 401(a) and 403(b), the Tax Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Tax Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. PLEASE NOTE THAT REQUIRED MINIMUM DISTRIBUTIONS UNDER QUALIFIED CONTRACTS MAY BE SUBJECT TO SURRENDER CHARGE AND/OR MARKET VALUE ADJUSTMENT, IN ACCORDANCE WITH THE TERMS OF THE CONTRACT.

SEPARATE ACCOUNT CHARGES. It is possible that the Internal Revenue Service may take a position that charges for certain optional benefits and riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat the quarterly charges deducted for the earnings multiplier benefit rider as taxable withdrawals, which might also be subject to a tax penalty if the withdrawal occurs before you reach age 59 1/2. You should consult your tax advisor prior to selecting any optional benefit or rider under the Contract.

WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Tax Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Tax Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

IRA'S GENERALLY MAY NOT INVEST IN LIFE INSURANCE CONTRACTS. WE DO NOT BELIEVE A DEATH BENEFIT UNDER AN ANNUITY CONTRACT THAT IS EQUAL TO THE GREATER OF PREMIUMS PAID (LESS WITHDRAWALS) OR CONTRACT VALUE WILL BE TREATED AS LIFE INSURANCE. HOWEVER, THE DEATH BENEFITS UNDER THIS CONTRACT MAY EXCEED THE GREATER OF PREMIUMS PAID (LESS WITHDRAWALS) AND CONTRACT VALUE. ALTHOUGH WE REGARD THESE DEATH BENEFITS AS INVESTMENT PROTECTION FEATURES THAT SHOULD NOT HAVE AN ADVERSE TAX EFFECT, IT IS POSSIBLE THAT THE IRS COULD TAKE A CONTRARY POSITION REGARDING TAX QUALIFICATION, WHICH COULD RESULT IN THE IMMEDIATE TAXATION OF AMOUNTS HELD IN THE CONTRACT AND THE IMPOSITION OF PENALTY TAXES. YOU SHOULD CONSULT YOUR TAX ADVISER IF YOUR CONTRACT IS AN IRA.

DISTRIBUTIONS--IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

-- The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA in accordance with the Tax Code; or

-- You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts except with regard to death benefits. These rules may dictate one or more of the following:

-- Start date for distributions;

-- The time period in which all amounts in your account(s) must be distributed;
   or

-- Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

-- Over your life or the joint lives of you and your designated beneficiary; or

-- Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA--See below) plans. Different distribution requirements apply if your death occurs:

-- After you begin receiving minimum distributions under the contract; or

-- Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2002, your entire balance must be distributed to the designated beneficiary by December 31, 2007. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

-- Over the life of the designated beneficiary; or

-- Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

-- December 31 of the calendar year following the calendar year of your death;
   or

-- December 31 of the calendar year in which you would have attained age 70 1/2.

In lieu of taking a distribution under these rules, a spousal beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

ROTH IRA. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. A 10% penalty may apply to amounts attributable to a conversion from an IRA to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

DISTRIBUTIONS--ROTH IRAS. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

-- Made after the five-taxable year period beginning with the first taxable year for which a contribution was made; and

-- Made after you attain age 59 1/2, die, become disabled as defined in the Tax
   Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

TAX SHELTERED ANNUITIES. Section 403(b) of the Tax Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of
(1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions, but not earnings on such distributions, may also be distributed upon hardship, but would generally be subject to penalties.

TAX CONSEQUENCES OF DEATH BENEFITS

The Contract provides a death benefit that in some cases may exceed the greater of the premium payments and the contract value. The IRS has not ruled whether such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any Tax Code section 401(a) pension or profit sharing plan or Tax Code section 403(b) tax sheltered annuity. Employers using the Contract may want to consult their tax adviser regarding such limitation. Futher, the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as this comports with IRA or Roth IRA qualification requirements. A tax adviser should be consulted.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

OTHER TOPICS
----------------------------------------------

THE COMPANY

We issue the contract described in this prospectus and are responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are engaged in the business of selling life insurance and annuities. Our principal executive offices are located at:
            151 Farmington Avenue
            Hartford, Connecticut 06156

VARIABLE ANNUITY ACCOUNT B

We established Variable Annuity Account B (the separate account) in 1976 as a continuation of the separate account established in 1974 under Arkansas Law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

CONTRACT DISTRIBUTION

The Company's subsidiary, ING Financial Advisers, LLC (IFA) (prior to May 1, 2002 known as Aetna Investment Services, LLC), serves as the principal underwriter for the contract. IFA, a Delaware limited liability company, is registered as a broker-dealer with the SEC. IFA is also a member of the National Association of Securities Dealers, Inc. ("NASD") and the Securities Investor Protection Corporation. IFA' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contract is offered to the public by individuals who are registered representatives of IFA or other broker-dealers which have entered into a selling arrangement with IFA.

IFA may also enter into these arrangements with banks that may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934 pursuant to legal and regulatory exceptions.

We refer to IFA and the other broker-dealers selling the contract as "distributors."

All registered representatives selling the contract must also be licensed as insurance agents for the Company.

Occasionally IFA may enter into arrangements with independent entities to help find broker-dealers or banks interested in distributing the contract or to provide training, marketing and other sales-related functions or administrative services. IFA will reimburse such entities for expenses related to and may pay fees to such entities in return for these services.

IFA may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the contract and may negotiate different commissions for these broker-dealers.

IFA may also contract with independent third party broker-dealers who will act as wholesalers by assisting them in selecting broker-dealers or banks interested in acting as distributors. These wholesalers may also provide training, marketing and other sales related functions for the Company and the distributors and may provide certain administrative services in connection with the contract. IFA may pay such wholesalers compensation based on payments to contracts purchased through distributors that they select.

IFA may also designate third parties to provide services in connection with the contract such as reviewing applications for completeness and compliance with insurance requirements and providing the distributors with approved marketing material, prospectuses or other supplies. These parties may also receive payments for their services based on purchase payments, to the extent such payments are allowed by applicable securities laws. IFA will pay all costs and expenses related to these services.

PAYMENT OF COMMISSIONS

Persons who offer and sell the contract may be paid commissions and service fees. Distributors will be paid commissions up to an amount currently equal to 6% of purchase payments or as a combination of a certain percentage of purchase payments at time of sale and a trail commission as a percentage of assets. Under the latter arrangement commission payments may exceed 6% of purchase payments over the life of the contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. In addition, we may provide additional compensation to the Company's supervisory and other management personnel if the overall amount of investments in funds advised by the Company or its affiliates increases over time. The total compensation package for sales, supervisory and management personnel or affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contract and other products issued or advised by the Company or its affiliates increases over time.

We pay these commissions, fees and related distribution expenses out of any early withdrawal charges assessed or out of our general assets, including investment income and any profit from investment advisory fees and mortality and expense risk charges. No additional deductions or charges are imposed for commissions and related expenses.

PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

-- On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;

-- When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount's assets; or

-- During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

-- Standardized average annual total returns; and

-- Non-standardized average annual total returns.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account. Standardized average annual total returns reflect deduction of all recurring charges during each period (i.e., mortality and expense risk charges, annual maintenance fees, administrative expense charges, if any, and any applicable early withdrawal charges).

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, you may request a Statement of Additional Information (SAI) by calling us at the number listed in "Contract
Overview--Questions: Contacting the Company."

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

-- During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

-- During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT MODIFICATIONS

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days' written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

TRANSFER OF OWNERSHIP: ASSIGNMENT

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at our Home Office. An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company at our Home Office. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

INVOLUNTARY TERMINATIONS

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal. However, an IRA may only be closed out when payments to the contract have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days' advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to $2,500 or less solely due to investment performance.

LEGAL MATTERS AND PROCEEDINGS

We are aware of no material legal proceedings pending which involve the separate account as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

In recent years, a number of companies have been named as defendants in class action lawsuits relating to life insurance sales practices. The Company is a defendant in one such lawsuit, a purported class action which was filed against the Company in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron and Alan Eckert (the "Reese Complaint"). The Reese Complaint claims that the Company engaged in unlawful sales practices in marketing life insurance policies. The Company has moved to dismiss the Reese Complaint for failure to state a claim upon which relief can be granted. Certain discovery is under way. The Company intends to defend this action vigorously.

The Company also is a party to other litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

 General Information and History
 Variable Annuity Account B
 Offering and Purchase of Contracts
 Performance Data
    General
    Average Annual Total Return Quotations
 Income Phase Payments
 Sales Material and Advertising
 Independent Auditors
 Financial Statements of the Separate Account
 Financial Statements of ING Life Insurance and
 Annuity Company and Subsidiaries

You may request an SAI by calling the Company at the number listed in "Contract Overview--Questions: Contacting the Company."

                                   APPENDIX I
                            ILIAC GUARANTEED ACCOUNT
------------------------------------------------------------------

THE ILIAC GUARANTEED ACCOUNT (THE GUARANTEED ACCOUNT) IS A FIXED INTEREST OPTION AVAILABLE DURING THE ACCUMULATION PHASE UNDER THE CONTRACT. THIS APPENDIX IS ONLY A SUMMARY OF CERTAIN FACTS ABOUT THE GUARANTEED ACCOUNT. PLEASE READ THE GUARANTEED ACCOUNT PROSPECTUS CAREFULLY BEFORE INVESTING IN THIS OPTION.

IN GENERAL. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below) which may be positive or negative.

When deciding to invest in the Guaranteed Account, contact your sales representative or the Company to learn:

-- The interest rate(s) we will apply to amounts invested in the Guaranteed
   Account. We change the rate(s) periodically. Be certain you know the rate we guarantee on the day your account dollars are invested in the Guaranteed Account. Guaranteed interest rates will never be less than an annual effective rate of 3%.

-- The period of time your account dollars need to remain in the Guaranteed
   Account in order to earn the rate(s). You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).

DEPOSIT PERIOD. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the Guaranteed Account during the deposit period for which that rate and term are offered.

INTEREST RATES. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate. The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%. Among other factors, the safety of the interest rate guarantees depends upon the Company's claims-paying ability.

GUARANTEED TERMS. The guaranteed term is the period of time account dollars must be left in the Guaranteed Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your sales representative or the Company to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

FEES AND OTHER DEDUCTIONS. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:

-- Market Value Adjustment (MVA)--as described in this appendix and in the Guaranteed Account prospectus;

-- Tax penalties and/or tax withholding--see "Taxation";

-- Early withdrawal charge--see "Fees"; or

-- Maintenance fee--see "Fees."

We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

MARKET VALUE ADJUSTMENT (MVA). If your account value is withdrawn or transferred from the Guaranteed Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA WAIVER. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:

-- Transfers due to participation in the dollar cost averaging program;

-- Withdrawals taken due to your election of SWO or ECO (described in "Systematic Distribution Options"), if available;

-- Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived; and

-- Withdrawals due to your exercise of the right to cancel your contract
   (described in "Right to Cancel").

DEATH BENEFIT. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied, except under certain contracts issued in the State of New York.

PARTIAL WITHDRAWALS. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the Guaranteed Account will be withdrawn pro rata from each group of deposits having the same length of time until the maturity date ("Guaranteed Term Group"). Within each Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period, then from the next oldest and so on until the amount requested is satisfied.

GUARANTEED TERMS MATURITY. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term,
(b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age 59 1/2, tax penalties may apply.

If no direction is received from you at our Home Office by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction.

Under the Guaranteed Account each guaranteed term is counted as one funding option. If a guaranteed term matures and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

SUBSEQUENT PURCHASE PAYMENTS. Purchase payments received after your initial purchase payment to the Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) is not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

DOLLAR COST AVERAGING. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.

TRANSFER OF ACCOUNT DOLLARS. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90-day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision; (2) amounts transferred from the Guaranteed Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO or SWO (see "Systematic Distribution Options"); and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term's maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

REINSTATING AMOUNTS WITHDRAWN FROM THE GUARANTEED ACCOUNT. If amounts are withdrawn and then reinstated in the Guaranteed Account, we apply the reinstated amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinstatement will apply. We reinstate amounts proportionately in the same way as they were allocated before withdrawal. We will not credit your account for market value adjustments that we deducted at the time of withdrawal or refund any taxes that were withheld.

THE INCOME PHASE. The Guaranteed Account cannot be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime income phase payment option will be subject to only a positive aggregate MVA.

DISTRIBUTION. The Company's subsidiary, ING Financial Advisers, LLC (IFA) (formerly Aetna Investment Services, LLC) serves as the principal underwriter of the contract. IFA, a Delaware limited liability company, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. From time to time IFA may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the contract and may negotiate different commissions for these broker-dealers.

                                  APPENDIX II
                                 FIXED ACCOUNT
------------------------------------------------------------------

GENERAL DISCLOSURE.

-- The Fixed Account is an investment option available during the accumulation phase under the contract.

-- Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

-- Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.

-- Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.

-- Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.

-- Additional information about this option may be found in the contract.

INTEREST RATES.

-- The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantees depends upon the Company's claims-paying ability.

-- Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

DOLLAR COST AVERAGING. Amounts you invest in the Fixed Account must be transferred into the other investment options available under the contract over a period not to exceed 12 months. If you discontinue dollar cost averaging, the remaining balance amounts in the Fixed Account will be transferred into the money market subaccount available under the contract, unless you direct us to transfer the balance into other available options.

WITHDRAWALS. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law.

CHARGES. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees."

TRANSFERS. During the accumulation phase you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying the Home Office at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

                                  APPENDIX III
                        DESCRIPTION OF UNDERLYING FUNDS
------------------------------------------------------------------

                           LIST OF FUND NAME CHANGES

                CURRENT FUND NAME                                    FORMER FUND NAME
 ING Generation Portfolios, Inc. -- ING VP Ascent   Aetna Generation Portfolios, Inc. -- Aetna Ascent
 Portfolio (Class R Shares)                         VP
 ING VP Balanced Portfolio, Inc. (Class R Shares)   Aetna Balanced VP, Inc.
 ING VP Bond Portfolio (Class R Shares)             Aetna Income Shares d/b/a Aetna Bond VP
 ING Generation Portfolios, Inc. -- ING VP          Aetna Generation Portfolios, Inc. -- Aetna
 Crossroads Portfolio (Class R Shares)              Crossroads VP
 ING GET Fund                                       Aetna GET Fund
 ING Variable Portfolios, Inc. -- ING VP Growth     Aetna Variable Portfolios, Inc. -- Aetna Growth VP
 Portfolio (Class R Shares)
 ING Variable Funds -- ING VP Growth and Income     Aetna Variable Fund d/b/a Aetna Growth and Income
 Portfolio (Class R Shares)                         VP
 ING Variable Portfolios, Inc. -- ING VP Index      Aetna Variable Portfolios, Inc. -- Aetna Index
 Plus LargeCap Portfolio (Class R Shares)           Plus Large Cap VP
 ING Variable Portfolios, Inc. -- ING VP            Aetna Variable Portfolios, Inc. -- Aetna
 International Equity Portfolio (Class R Shares)    International VP
 ING Generation Portfolios, Inc. -- ING VP Legacy   Aetna Generation Portfolios, Inc. -- Aetna Legacy
 Portfolio (Class R Shares)                         VP
 ING VP Money Market Portfolio (Class R Shares)     Aetna Variable Encore Fund d/b/a Aetna Money
                                                    Market VP
 ING Variable Portfolios, Inc. -- ING VP Small      Aetna Variable Portfolios, Inc. -- Aetna Small
 Company Portfolio (Class R Shares)                 Company VP
 ING Variable Portfolios, Inc. -- ING VP            Aetna Variable Portfolios, Inc. -- Aetna
 Technology Portfolio (Class R Shares)              Technology VP
 ING Variable Portfolios, Inc. -- ING VP Value      Aetna Variable Portfolios, Inc. -- Aetna Value
 Opportunity Portfolio (Class R Shares)             Opportunity VP
 ING Partners, Inc. -- ING MFS Capital              Portfolio Partners, Inc. (PPI) MFS Capital
 Opportunities Portfolio (Initial Class)            Opportunities Portfolio (Initial Class)
 ING Partners, Inc. -- ING MFS Emerging Equities    Portfolio Partners, Inc. (PPI) MFS Emerging
 Portfolio (Initial Class)                          Equities Portfolio (Initial Class)
 ING Partners, Inc. -- ING MFS Research Portfolio   Portfolio Partners, Inc. (PPI) ING MFS Research
 (Initial Class)                                    Portfolio (Initial Class)
 ING Partners, Inc. -- ING Scudder International    Portfolio Partners, Inc. (PPI) ING Scudder
 Growth Portfolio (Initial Class)                   International Growth Portfolio (Initial Class)
 ING Partners, Inc. -- ING T. Rowe Price Growth     Portfolio Partners, Inc. (PPI) ING T. Rowe Price
 Equity Portfolio (Initial Class)                   Growth Equity Portfolio (Initial Class)
 MFS-Registered Trademark- Variable Insurance       MFS-Registered Trademark- Variable Insurance
 Trust-SM- -- MFS-Registered Trademark- Strategic   Trust-SM- -- MFS-Registered Trademark- Global
 Income Series (Initial Class)                      Governments Series (Initial Class)

                               FUND DESCRIPTIONS

THE INVESTMENT RESULTS OF THE MUTUAL FUNDS (FUNDS) ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES. SHARES OF THE FUNDS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS. SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940. PLEASE REFER TO THE FUND PROSPECTUSES FOR ADDITIONAL INFORMATION. FUND PROSPECTUSES MAY BE OBTAINED FREE OF CHARGE, FROM OUR HOME OFFICE AT THE ADDRESS AND TELEPHONE NUMBER LISTED IN "CONTRACT
OVERVIEW -- QUESTIONS", BY ACCESSING THE SEC'S WEB SITE OR BY CONTACTING THE SEC PUBLIC REFERENCE ROOM.

CERTAIN FUNDS OFFERED UNDER THE CONTRACTS HAVE INVESTMENT OBJECTIVES AND POLICIES SIMILAR TO OTHER FUNDS MANAGED BY THE FUND'S INVESTMENT ADVISER. THE INVESTMENT RESULTS OF A FUND MAY BE HIGHER OR LOWER THAN THOSE OF OTHER FUNDS MANAGED BY THE SAME ADVISER. THERE IS NO ASSURANCE AND NO REPRESENTATION IS MADE THAT THE INVESTMENT RESULTS OF ANY FUND WILL BE COMPARABLE TO THOSE OF ANOTHER FUND MANAGED BY THE SAME INVESTMENT ADVISER.

ING GENERATION PORTFOLIOS, INC. -- ING VP ASCENT PORTFOLIO (FORMERLY AETNA GENERATION PORTFOLIOS, INC. -- AETNA ASCENT VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks to provide capital appreciation.

PRINCIPAL STRATEGIES

Managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. Aeltus (the Portfolio's subadviser) has instituted both a benchmark percentage allocation and a Portfolio level range allocation for each asset class. Asset allocation may vary from the benchmark allocation (within the permissible range) based on Aeltus' ongoing evaluation of the expected returns and risks of each asset class relative to other classes. Among the criteria that Aeltus evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers, and interest rate movements. In selecting individual portfolio securities, Aeltus considers such factors as: expected dividend yields and growth rates; bond yields; and current relative value compared to historic averages. The benchmark portfolio is 80% equities and 20% fixed-income under neutral market conditions.

PRINCIPAL RISKS

The success of the Portfolio's strategy depends significantly on Aeltus' skill in choosing investments and in allocating assets among the different investment classes. Principal risks are those generally attributable to stock and bond investing. For stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies, and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Risks associated with real estate securities include periodic declines in the value of real estate generally, and declines in the rents and other income generated by real estate caused by such factors as periodic over-building. For bonds, generally, when interest rates rise, bond prices fall. Also, economic and market conditions may cause issuers to default or go bankrupt. Values of high-yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside of the U.S. may also be affected by administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Foreign currency exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER: ING Investments, LLC
SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VP BALANCED PORTFOLIO, INC. (FORMERLY AETNA BALANCED VP, INC.) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks to maximize investment return, consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents, based on the judgment of the Fund's management, of which of those sectors or mix thereof offers the best investment prospects.

PRINCIPAL STRATEGIES

Under normal market conditions, allocates assets between the following asset classes: equities, such as common and preferred stocks; and debt, such as bonds, mortgage-related and other asset-backed securities, U.S. Government securities and money market instruments. Typically, maintains approximately 60% of total assets in equities and approximately 40% of total assets in debt (including money market instruments), although those percentages may vary from time to time depending on Aeltus (the Portfolio's subadviser)'s view of the relative attractiveness of each asset class. In making asset allocation decisions, Aeltus uses current market statistics and economic indicators to attempt to forecast returns for the equity and debt sectors of the securities market, using quantitative computer models to evaluate financial criteria in an attempt to identify those issuers whose perceived value is not reflected in their equity or debt securities. In managing the equity component, Aeltus typically emphasizes investment in stocks of larger companies, although it may invest in stocks of smaller companies and stocks of foreign issuers. In managing the debt component, Aeltus looks to select investments with the opportunity to enhance the portfolio's yield and total return, focusing on performance over the long term. May invest up to 15% of total assets in high-yield instruments and may also invest in foreign debt securities.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock and bond investing. The success of the Portfolio's strategy depends on Aeltus' skill in allocating Portfolio assets between equities and debt and in choosing investments within those categories. Because the Portfolio's assets are allocated between equities and fixed income securities, the Portfolio may underperform stock portfolios when stocks are in favor and underperform bond portfolios when bonds are in favor. Risks attributable to stock investing include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Fixed income investments are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Also, economic and market conditions may cause issuers to default or go bankrupt. In either case, the value of the Portfolio may decline. High-yield instruments are even more sensitive to economic and market conditions than other fixed income securities. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities present additional risk. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Foreign currency exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER: ING Investments, LLC
SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VP BOND PORTFOLIO (FORMERLY AETNA INCOME SHARES D/B/A AETNA BOND VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks to maximize total return as is consistent with reasonable risk, through investment in a diversified portfolio consisting of debt securities.

PRINCIPAL STRATEGIES

Under normal market conditions, invests at least 80% of net assets in high-grade corporate bonds, mortgage-related and other asset-backed securities, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. High-grade securities are rated at least A by Standard & Poor's Corporation (S&P) or Moody's Investor Services, Inc. (Moody's) or, if unrated, considered by Aeltus (the Portfolio's subadviser) to be of comparable quality. May also invest up to 15% of total assets in high-yield instruments, and up to 25% of total assets in foreign debt securities. May invest in zero coupon securities. In managing the Portfolio, Aeltus looks to construct an intermediate-term (generally consisting of securities with an average maturity of between 5-10 years), high-quality portfolio by selecting investments with the opportunity to enhance the portfolio's overall total return and yield, while managing volatility. Aeltus uses quantitative computer models to identify issuers whose perceived value is not reflected in their security prices. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

PRINCIPAL RISKS

Principal risks are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates. For all bonds there is a risk that the issuer will default. High-yield bonds generally are more susceptible to the risk of default than higher rated bonds. The risks associated with high-yield bonds also apply to zero coupon securities. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Foreign currency exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER: ING Investments, LLC
SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING GENERATION PORTFOLIOS, INC. -- ING VP CROSSROADS PORTFOLIO (FORMERLY AETNA GENERATION PORTFOLIOS, INC. -- AETNA CROSSROADS VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

PRINCIPAL STRATEGIES

Managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding ten years and who have a moderate level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. Aeltus (the Portfolio's subadviser) has instituted both a benchmark percentage allocation and a Portfolio level range allocation for each asset class. Asset allocation may vary from the benchmark allocation (within the permissible range) based on Aeltus' ongoing evaluation of the expected returns and risks of each asset class relative to other classes. Among the criteria that Aeltus evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers, and interest rate movements. In selecting individual portfolio securities, Aeltus considers such factors as: expected dividend yields and growth rates; bond yields; and current relative value compared to historic averages. The benchmark portfolio is 60% equities and 40% fixed-income under neutral market conditions.

PRINCIPAL RISKS

The success of the Portfolio's strategy depends significantly on Aeltus' skill in choosing investments and in allocating assets among the different investment classes. Principal risks are those generally attributable to stock and bond investing. For stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies, and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Risks associated with real estate securities include periodic declines in the value of real estate generally, and declines in the rents and other income generated by real estate caused by such factors as periodic over-building. For bonds, generally, when interest rates rise, bond prices fall. Also, economic and market conditions may cause issuers to default or go bankrupt. Values of high-yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside of the U.S. may also be affected by administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Foreign currency exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER: ING Investments, LLC
SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING GET FUND (FORMERLY AETNA GET FUND)

VARIOUS SERIES OF THE ING GET FUND MAY BE OFFERED FROM TIME TO TIME, AND ADDITIONAL CHARGES WILL APPLY IF YOU ELECT TO INVEST IN ONE OF THESE SERIES. SEE "INVESTMENT OPTIONS -- VARIABLE INVESTMENT OPTIONS" AND "FEES" IN THE PROSPECTUS FOR ADDITIONAL INFORMATION REGARDING THE FEES AND THE GUARANTEE.

INVESTMENT OBJECTIVE

Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the guarantee period.

PRINCIPAL STRATEGIES

During the offering period, the Series' assets will be invested in short-term instruments. During the guarantee period, the Series' assets will be allocated between the Equity Component and the Fixed Component. The Fund's subadviser invests at least 80% of the Equity Component's net assets in stocks included in the S&P 500. The S&P 500 is a stock market index comprised of common stocks of 500 of the largest companies traded in the U.S. and selected by Standard and Poor's Corporation (S&P). The Fund's subadviser looks to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature within three months of the Maturity Date of the Fund. Generally, the Fixed Component will consist primarily (meaning no less than 55%) of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including STRIPS (Separate Trading of Registered Interest and Principal of Securities). The Fund's subadviser uses a proprietary computer model to determine on a daily basis the percentage of assets allocated to the Equity Component and to the Fixed Component in an attempt to meet or exceed the Targeted Return. Generally, as the value of the Equity Component rises, more assets are allocated to the Equity Component; as the value of the Equity Component declines, more assets are allocated to the Fixed Component.

PRINCIPAL RISKS

The principal risks of investing in the Series are those generally attributable to stock and bond investing. The success of the Series' strategy depends on the subadviser's skill in allocating assets between the Equity Component and the Fixed Component and in selecting investments within each Component. Because the Series invests in both stocks and bonds, the Series may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

INVESTMENT ADVISER: ING Investments, LLC
SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VARIABLE PORTFOLIOS, INC. -- ING VP GROWTH PORTFOLIO (FORMERLY AETNA VARIABLE PORTFOLIOS, INC. -- AETNA GROWTH VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.

PRINCIPAL STRATEGIES

Under normal market conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock. In managing the Portfolio, Aeltus (the Portfolio's subadviser) emphasizes stocks of larger companies, although may invest in companies of any size. Aeltus also uses internally developed quantitative computer models to evaluate the financial characteristics of approximately 1,000 companies. Aeltus analyzes these characteristics in an attempt to identify companies it believes have strong growth characteristics or demonstrate a positive trend in earnings estimates but whose perceived value is not reflected in the stock price. Aeltus focuses on companies it believes have strong, sustainable and improving earnings growth, and established market positions in a particular industry.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

INVESTMENT ADVISER: ING Investments, LLC
SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VARIABLE FUNDS -- ING VP GROWTH AND INCOME PORTFOLIO (FORMERLY AETNA VARIABLE FUND D/B/A AETNA GROWTH AND INCOME VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

PRINCIPAL STRATEGIES

Under normal market conditions, invests at least 65% of total assets in common stocks that Aeltus (the Portfolio's subadviser) believes have significant potential for capital appreciation or income growth or both. In managing the Portfolio, Aeltus: emphasizes stocks of larger companies; looks to invest the Portfolio's assets in stocks of small and medium-sized companies and stocks of foreign issuers, depending upon market conditions; and combines internally developed quantitative computer models with a qualitative overlay to evaluate company financial characteristics to select securities within each class. In analyzing these characteristics, Aeltus attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Although Aeltus emphasizes large cap stocks, to the extent the Portfolio is diversified across asset classes, it may not perform as well as less diversified portfolios when large cap stocks are in favor. Additionally, stocks of medium-sized and smaller companies tend to be more volatile and less liquid than stocks of larger companies. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Foreign currency exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER: ING Investments, LLC
SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VARIABLE PORTFOLIOS, INC. -- ING VP INDEX PLUS LARGECAP PORTFOLIO (FORMERLY AETNA VARIABLE PORTFOLIOS, INC. -- AETNA INDEX PLUS LARGE CAP VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.

PRINCIPAL STRATEGIES

Invests at least 80% of net assets in stocks included in the S&P 500. The S&P 500 is a stock market index comprised of common stocks of 500 of the largest companies traded in the U.S. and selected by Standard & Poor's Corporation. In managing the Portfolio, Aeltus (the Portfolio's subadviser) attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P 500 that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, Aeltus generally includes in the portfolio between 400 and 450 of the stocks included in the S&P 500. Although the Portfolio will not hold all of the stocks in the S&P 500, Aeltus expects that there will be a close correlation between the performance of the Portfolio and that of the S&P 500 in both rising and falling markets.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the Portfolio's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

INVESTMENT ADVISER: ING Investments, LLC
SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VARIABLE PORTFOLIOS, INC. -- ING VP INTERNATIONAL EQUITY PORTFOLIO (FORMERLY AETNA VARIABLE PORTFOLIOS, INC. -- AETNA INTERNATIONAL VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. The Portfolio will not target any given level of current income.

PRINCIPAL STRATEGIES

Under normal market conditions, invests at least 80% of assets in equity securities and at least 65% of its assets in securities principally traded in three or more countries outside of the U.S. These securities may include common stocks as well as securities convertible into common stock. In managing the Portfolio, Aeltus (the Portfolio's subadviser) looks to: diversify the Portfolio by investing in a mix of stocks that it believes have the potential for long-term growth, as well as stocks that appear to be trading below their perceived value; allocate assets among several geographic regions and individual countries, investing primarily in those areas that it believes have the greatest potential for growth as well as stable exchange rates; invest primarily in established foreign securities markets, although it may invest in emerging markets as well; use internally developed quantitative computer models to evaluate the financial characteristics of over 2,000 companies. Aeltus analyzes cash flows, earnings and dividends of each company, in an attempt to select companies with long-term sustainable growth characteristics and employs currency hedging strategies to protect the portfolio from adverse effects on the U.S. dollar.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts. Accounting standards and market regulations tend to be less standardized in certain foreign countries, and economic and political climates tend to be less stable. Stocks of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. Investments in emerging markets are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions.

INVESTMENT ADVISER: ING Investments, LLC
SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING GENERATION PORTFOLIOS, INC. -- ING VP LEGACY PORTFOLIO (FORMERLY AETNA GENERATION PORTFOLIOS, INC. -- AETNA LEGACY VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks to provide total return consistent with preservation of capital.

PRINCIPAL STRATEGIES

Managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding five years and who have a low level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. Aeltus (the Portfolio's subadviser) has instituted both a benchmark percentage allocation and a Portfolio level range allocation for each asset class. Asset allocation may vary from the benchmark allocation (within the permissible range) based on Aeltus' ongoing evaluation of the expected returns and risks of each asset class relative to other classes. Among the criteria that Aeltus evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers, and interest rate movements. In selecting individual portfolio securities, Aeltus considers such factors as: expected dividend yields and growth rates; bond yields; and current relative value compared to historic averages. The benchmark portfolio is 40% equities and 60% fixed-income under neutral market conditions.

PRINCIPAL RISKS

The success of the Portfolio's strategy depends significantly on Aeltus' skill in choosing investments and in allocating assets among the different investment classes. Principal risks are those generally attributable to stock and bond investing. For stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies, and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Risks associated with real estate securities include periodic declines in the value of real estate generally, and declines in the rents and other income generated by real estate caused by such factors as periodic over-building. For bonds, generally, when interest rates rise, bond prices fall. Also, economic and market conditions may cause issuers to default or go bankrupt. Values of high-yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside of the U.S. may also be affected by administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency.

Foreign currency exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER: ING Investments, LLC
SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VP MONEY MARKET PORTFOLIO (FORMERLY AETNA VARIABLE ENCORE FUND D/B/A AETNA MONEY MARKET VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.

PRINCIPAL STRATEGIES

Invests in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. These securities include U.S. Government securities (such as U.S. Treasury bills and securities issued or sponsored by U.S. Government agencies), corporate debt securities, commercial paper, asset-backed securities, mortgage-related securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by Aeltus (the Portfolio's subadviser) to be of comparable quality. Aeltus seeks to maintain a dollar-weighted average portfolio maturity of 90 days or less.

PRINCIPAL RISKS

Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. Investments in the Portfolio are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies all could affect short-term interest rates and, therefore, the value and yield of the Portfolio's shares. Risks also include adverse changes in the actual or perceived creditworthiness of issuers and adverse changes in the economic or political environment.

INVESTMENT ADVISER: ING Investments, LLC
SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VARIABLE PORTFOLIOS, INC. -- ING VP SMALL COMPANY PORTFOLIO (FORMERLY AETNA VARIABLE PORTFOLIOS, INC. -- AETNA SMALL COMPANY VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.

PRINCIPAL STRATEGIES

Under normal market conditions, invests at least 80% of net assets in common stocks and securities convertible into common stock of small-capitalization companies, defined as: 1) the 2,000 smallest of the 3,000 largest U.S. companies (as measured by market capitalization); 2) all companies not included above that are included in the Standard & Poor's SmallCap 600 Index or the Russell 2000 Index; and 3) companies with market capitalizations lower than companies included in the first two categories. In managing the Portfolio, Aeltus (the Portfolio's subadviser) invests in stocks that it believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value. Aeltus also uses internally developed quantitative computer models to evaluate financial characteristics of over 2,000 companies. Aeltus analyzes these characteristics in an attempt to identify companies whose perceived value is not reflected in the stock price. Aeltus considers the potential of each company to create or take advantage of unique product opportunities, its potential to achieve long-term sustainable growth and the quality of its management. The Portfolio may invest, to a limited extent, in foreign stocks.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies carry higher risks than stocks of larger companies. This is because smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In many instances, the frequency and volume of trading in small cap stocks are substantially less than of stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Stocks of smaller companies can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Foreign currency exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER: ING Investments, LLC
SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VARIABLE PORTFOLIOS, INC. -- ING VP TECHNOLOGY PORTFOLIO (FORMERLY AETNA VARIABLE PORTFOLIOS, INC. -- AETNA TECHNOLOGY VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

Invests at least 80% of net assets in common stocks and securities convertible into common stock of companies in the information technology industry sector. These companies include companies that EAM (the Portfolio's subadviser) considers to be principally engaged in the development, production, or distribution of products or services related to the processing, storage, transmission, or presentation of information or data. EAM considers a company to be principally engaged in the information technology industries if at the time of investment at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. EAM will also consider a company to be principally engaged in the information technology industries if it has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries. In selecting stocks for the Portfolio, EAM looks at a company's valuation relative to its potential long-term growth rate. EAM may look to see whether a company offers a new or improved product, service, or business operation; whether it has experienced a positive change in its financial or business condition; whether the market for its goods or services has expanded or experienced a positive change; and whether there is a potential catalyst for positive change in the company's business or stock price. The Portfolio may sell a security if EAM determines that the company has become overvalued due to price appreciation or has experienced a change in its business fundamentals, if the company's growth rate slows substantially, or if EAM believes that another investment offers a better opportunity.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Further, stocks of smaller companies also can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Because the Portfolio's investments are concentrated in the information technology industries, the Portfolio may be subject to more abrupt swings in value than a portfolio which invests in a broader range of industries. Investments in information technology companies may be highly volatile. The Portfolio may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

INVESTMENT ADVISER: ING Investments, LLC
SUBADVISER: Elijah Asset Management, LLC (EAM)

ING VARIABLE PORTFOLIOS, INC. -- ING VP VALUE OPPORTUNITY PORTFOLIO (FORMERLY AETNA VARIABLE PORTFOLIOS, INC. -- AETNA VALUE OPPORTUNITY VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.

PRINCIPAL STRATEGIES

Under normal market conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock. In managing the Portfolio, Aeltus (the Portfolio's subadviser) tends to invest in larger companies that it believes are trading below their perceived value, although may invest in companies of any size. Aeltus believes that the Portfolio's investment objective can best be achieved by investing in companies whose stock price has been excessively discounted due to perceived problems or for other reasons. In searching for investments, Aeltus evaluates financial and other characteristics of companies, attempting to find those companies that appear to possess a catalyst for positive change, such as strong management, solid assets, or market position, rather than those companies whose stocks are simply inexpensive. Aeltus looks to sell a security when company business fundamentals deteriorate or when price objectives are reached.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

INVESTMENT ADVISER: ING Investments, LLC
SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING PARTNERS, INC. -- ING MFS CAPITAL OPPORTUNITIES PORTFOLIO (FORMERLY PORTFOLIO PARTNERS, INC. (PPI) MFS CAPITAL OPPORTUNITIES PORTFOLIO) (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks capital appreciation.

PRINCIPAL STRATEGIES

Invests primarily (at least 65% of net assets) in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. Focuses on companies that the Portfolio's subadviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flows. Investments may include securities listed on a securities exchange or traded in the over the counter markets. MFS selects securities based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio's manager and MFS' large group of equity research analysts. May invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. May engage in active and frequent trading to achieve its principal investment strategy.

PRINCIPAL RISKS

Subject to the following principal risks:
- MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
- OVER THE COUNTER RISK: Equity securities that are traded over the counter may be more volatile than exchange-listed securities and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.
- FOREIGN MARKETS RISK AND CURRENCY RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
- EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investment in foreign securities, and also have additional risks.
- DEPOSITARY RECEIPT RISK: Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.
- ACTIVE OR FREQUENT TRADING RISK: Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)
SUBADVISER: Massachusetts Financial Services Company (MFS)

ING PARTNERS, INC. -- ING MFS EMERGING EQUITIES PORTFOLIO (FORMERLY PORTFOLIO PARTNERS, INC. (PPI) MFS EMERGING EQUITIES PORTFOLIO)

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

PRINCIPAL STRATEGIES

Invests primarily (at least 80% of net assets under normal circumstances) in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, of emerging growth companies. Emerging growth companies are companies that MFS, the Portfolio's subadviser, believes are early in their life cycle and have the potential to become major enterprises, or are major enterprises whose rates of earnings growth MFS believes will accelerate. Investments may include securities listed on a securities exchange or traded in the over the counter markets. MFS selects securities based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio's manager and MFS' large group of equity research analysts. May invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. May engage in active and frequent trading to achieve its principal investment strategy.

PRINCIPAL RISKS

Subject to the following principal risks:
- MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
- EMERGING GROWTH RISK: The Portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies.
- OVER THE COUNTER RISK: Equity securities that are traded over the counter may be more volatile than exchange-listed securities and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

- FOREIGN MARKETS RISK AND CURRENCY RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
- EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investment in foreign securities, and also have additional risks.
- ACTIVE OR FREQUENT TRADING RISK: Frequent trading increases transaction costs, which could detract from the Portfolio's performance.
- DEPOSITARY RECEIPT RISK: Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)
SUBADVISER: Massachusetts Financial Services Company (MFS)

ING PARTNERS, INC. -- ING MFS RESEARCH PORTFOLIO (FORMERLY PORTFOLIO PARTNERS, INC. (PPI) MFS RESEARCH GROWTH PORTFOLIO) (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks long-term growth of capital and future income.

PRINCIPAL STRATEGIES

Invests primarily (at least 80% of total assets) in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. Focuses on companies that the Portfolio's subadviser (MFS) believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flows, dominant or growing market share and superior management. May invest in companies of any size. Investments may also include securities traded on securities exchanges or in the over the counter markets. A committee of investment research analysts selects portfolio securities for the Portfolio. This committee includes investment analysts employed not only by MFS, but also by MFS' investment advisory affiliates. May invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. May engage in active and frequent trading to achieve its principal investment strategy.

PRINCIPAL RISKS

Subject to the following principal risks:
- MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
- OVER THE COUNTER RISK: Equity securities that are traded over the counter may be more volatile than exchange-listed securities and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.
- FOREIGN MARKETS RISK AND CURRENCY RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
- EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investment in foreign securities, and also have additional risks.
- DEPOSITARY RECEIPT RISK: Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.
- ACTIVE OR FREQUENT TRADING RISK: Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)
SUBADVISER: Massachusetts Financial Services Company (MFS)

ING PARTNERS, INC. -- ING SCUDDER INTERNATIONAL GROWTH PORTFOLIO (FORMERLY PORTFOLIO PARTNERS, INC. (PPI) SCUDDER INTERNATIONAL GROWTH PORTFOLIO) (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

PRINCIPAL STRATEGIES

Invests primarily (at least 65% of total assets) in the equity securities of foreign companies that the Portfolio's subadviser believes have high growth potential. Will normally invest in securities of at least three different countries other than the U.S. and will invest in securities in both developed and developing markets. Seeks to invest in those companies that Scudder believes are best able to capitalize on the growth and changes taking place within and between various regions of the world. Typically, these are companies with leading or rapidly-developing business franchises, strong financial positions, and high quality management capable of defining and implementing company strategies to take advantage of local, regional or global market changes. Also may invest in debt securities issued by both U.S. and foreign companies, including non-investment grade debt securities.

PRINCIPAL RISKS

Subject to the following principal risks:
- MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
- EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investment in foreign securities, and also have additional risks.
- GEOGRAPHIC FOCUS RISK: If the Portfolio focuses its investments by investing a substantial amount of its assets in issuers located in a single country or a limited number of countries, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Portfolio's investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging market countries.
- FOREIGN MARKETS RISK AND CURRENCY RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
- INTEREST RATE RISK: The Portfolio's investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of any debt securities held by the Portfolio will decline. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.
- CREDIT RISK: Invests in non-investment grade debt securities whose issuers may be more likely to have difficulty making timely payments of interest or principal.

INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)

SUBADVISER: Deutsche Investment Management Americas Inc. (Deutsche)

ING PARTNERS, INC. -- ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO (FORMERLY PORTFOLIO PARTNERS, INC. (PPI) T. ROWE PRICE GROWTH EQUITY PORTFOLIO) (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks long-term capital growth, and secondarily, increasing dividend income.

PRINCIPAL STRATEGIES

Invests primarily (at least 80% of net assets under normal circumstances) in common stocks. The Portfolio concentrates its investments in growth companies. The Portfolio's subadviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flows and whose rates of earnings growth are considered above average. In addition, T. Rowe seeks companies with a lucrative niche in the economy that T. Rowe believes will give them the ability to sustain earnings momentum even during times of slow economic growth. It is T. Rowe's belief that when a company's earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. May also purchase foreign stocks, futures, and options, in keeping with its objectives. May have exposure to foreign currencies through its investment in foreign securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. Investments in foreign securities are limited to 30% of total assets.

PRINCIPAL RISKS

Subject to the following principal risks:
- MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
- GROWTH STOCK RISK: Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.
- FOREIGN MARKETS RISK AND CURRENCY RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
- ACTIVE OR FREQUENT TRADING RISK: Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)
SUBADVISER: T. Rowe Price Associates, Inc. (T. Rowe)

CALVERT VARIABLE SERIES, INC. -- CALVERT SOCIAL BALANCED PORTFOLIO

INVESTMENT OBJECTIVE

Seeks to achieve a competitive total return through an actively managed NONDIVERSIFIED portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria for the Portfolio.

PRINCIPAL STRATEGIES

Typically invests about 60% of its assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies, while the fixed-income investments are primarily a wide variety of investment grade bonds. Invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Portfolio's investment adviser rebalances the Portfolio quarterly to adjust for changes in market value. The Portfolio is a large-cap, growth-oriented U.S. domestic portfolio, although it may have other investments, including some foreign securities and some mid-cap stocks. For the equity portion, the Portfolio seeks companies with better than average expected growth rates at lower than average valuations. The fixed-income portion reflects an active trading strategy, seeking total return. Equity investments are selected by the subadviser, while the investment adviser manages the fixed-income assets and determines the overall mix for the Portfolio depending upon its view of market conditions and economic outlook.

PRINCIPAL RISKS

The Portfolio could underperform for any of the following reasons: the stock or bond market goes down; the individual stocks and bonds in the Portfolio do not perform as well as expected; or for the fixed-income portion of the Portfolio, the investment adviser's forecast as to interest rates is not correct. Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar. If the investment adviser's allocation among different sectors of the stock and bond markets does not perform as well as expected, the Portfolio could also underperform. Since the Portfolio is NONDIVERSIFIED, compared to other funds the Portfolio may invest more of its assets in a smaller number of companies. Gains or losses on a single stock or bond may have greater impact on the Portfolio.

INVESTMENT ADVISER: Calvert Asset Management Company, Inc.
SUBADVISER: NCM Capital Management Group, Inc.

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS --
FIDELITY-REGISTERED TRADEMARK- VIP ASSET MANAGER-SM- PORTFOLIO (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.

PRINCIPAL STRATEGIES

Assets are allocated among stocks, bonds, and short-term and money market instruments, maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments. The allocation is adjusted among asset classes gradually within the following ranges: stock class (30% -- 70%), bond class (20% -- 60%), and short-term/money market class (0% -- 50%). May invest in securities of both domestic and foreign issuers. The investment adviser analyzes an issuer using fundamental factors (e.g., growth potential, earnings estimates and management) and/or quantitative factors (e.g., historical earnings, dividend yield and earnings per share) and evaluates each security's current price relative to its estimated long-term value to select investments.

PRINCIPAL RISKS

Subject to the following principal investment risks: stock market volatility, interest rate changes, foreign exposure, prepayment, and issuer-specific changes. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Interest rate changes refers to the risk that interest rate increases can cause the price of a debt security to decrease. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Prepayment refers to the ability of an issuer of a debt security to repay principal prior to a security's maturity which can cause greater price volatility if interest rates change. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

INVESTMENT ADVISER: Fidelity Management & Research Company
SUBADVISERS: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; Fidelity Investments Money Management, Inc.; FMR Co., Inc.

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS --
FIDELITY-REGISTERED TRADEMARK- VIP CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

Normally invests primarily in common stocks of companies whose value the Portfolio's investment adviser believes is not fully recognized by the public. May invest in securities of both domestic and foreign issuers. Invests in either "growth" stocks or "value" stocks or both. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL RISKS

Subject to the following principal investment risks: stock market volatility, foreign exposure, and issuer-specific changes. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refer to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

INVESTMENT ADVISER: Fidelity Management & Research Company
SUBADVISERS: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS --
FIDELITY-REGISTERED TRADEMARK- VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Index.

PRINCIPAL STRATEGIES

Normally invests at least 80% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks. May also invest in other types of equity securities and debt securities, including lower-quality debt securities. May invest in securities of both domestic and foreign issuers. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL RISKS

Subject to the following principal investment risks: stock market volatility, interest rate changes, foreign exposure, issuer-specific changes, and "value" investing. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Interest rate changes refers to the risk that interest rate increases can cause the price of a debt security to decrease. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. "Value" investing refers to the risk that "value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

INVESTMENT ADVISER: Fidelity Management & Research Company
SUBADVISER: FMR Co., Inc.

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS --
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH PORTFOLIO (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks to achieve capital appreciation.

PRINCIPAL STRATEGIES

Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential (often called "growth" stocks). May invest in securities of both domestic and foreign issuers. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL RISKS

Subject to the following principal investment risks: stock market volatility, foreign exposure, issuer-specific changes, and "growth" investing. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. "Growth" investing refers to the risk that "growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

INVESTMENT ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY
SUBADVISER: FMR Co., Inc.

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS --
FIDELITY-REGISTERED TRADEMARK- VIP HIGH INCOME PORTFOLIO (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks a high level of current income while also considering growth of capital.

PRINCIPAL STRATEGIES

Normally invests primarily in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. May invest in non-income producing securities, including defaulted securities and common stocks and companies in troubled or uncertain financial condition. May invest in securities of both domestic and foreign issuers. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL RISKS

Subject to the following principal investment risks: stock market volatility, interest rate changes, foreign exposure, and issuer-specific changes. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Interest rate changes refers to the risk that interest rate increases can cause the price of a debt security to decrease. Foreign exposure refers to the risk that foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

INVESTMENT ADVISER: Fidelity Management & Research Company
SUBADVISERS: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS --
FIDELITY-REGISTERED TRADEMARK- VIP INDEX 500 PORTFOLIO (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Index (S&P 500).

PRINCIPAL STRATEGIES

Normally invests at least 80% of assets in common stocks included in the S&P
500. Uses statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings ratio, price/ book ratio, and earnings growth to attempt to match the investment characteristics of the S&P 500 and the Portfolio. May lend securities to earn income for the Portfolio.

PRINCIPAL RISKS

Subject to the following principal investment risks: stock market volatility and issuer-specific changes. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

INVESTMENT ADVISER: Fidelity Management & Research Company
SUBADVISERS: Deutsche Asset Management, Inc.

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS --
FIDELITY-REGISTERED TRADEMARK- VIP OVERSEAS PORTFOLIO (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

PRINCIPAL STRATEGIES

Normally invests at least 80% of total assets in foreign securities, primarily in common stocks. Investments are allocated across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL RISKS

Subject to the following principal investment risks: stock market volatility, foreign exposure, and issuer-specific changes. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Foreign exposure refers to the risk that foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

INVESTMENT ADVISER: Fidelity Management & Research Company
SUBADVISERS: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.;

Fidelity International Investment Advisors; Fidelity International Investment Advisors (U.K.) Limited; Fidelity Investments Japan Limited; FMR Co., Inc.

JANUS ASPEN SERIES -- AGGRESSIVE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

INVESTMENT OBJECTIVE

A NONDIVERSIFIED Portfolio that seeks long-term growth of capital.

PRINCIPAL STRATEGIES

A NONDIVERSIFIED Portfolio that invests primarily in common stocks selected for their growth potential and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Standard and Poor's (S&P) MidCap 400 Index. The market capitalizations within the Index will vary, but as of December 31, 2001, they ranged from approximately $225 million to $10.5 billion. The portfolio manager applies a "bottom up" approach in choosing investments. This approach identifies individual companies with earnings growth potential that may not be recognized by the market at large. Assessment is made by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of assets may be in cash or similar investments.

PRINCIPAL RISKS

Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. In addition, a NONDIVERSIFIED Portfolio may hold larger positions in a smaller number of issuers. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value and total return than a comparable diversified Portfolio. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/high-risk bonds or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk bonds present greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

INVESTMENT ADVISER: Janus Capital

JANUS ASPEN SERIES -- BALANCED PORTFOLIO (INSTITUTIONAL SHARES)

INVESTMENT OBJECTIVE

Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

PRINCIPAL STRATEGIES

Normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. Will normally invest at least 25% of its assets in fixed-income securities. The portfolio manager applies a "bottom up" approach in choosing investments. This approach identifies individual companies with earnings growth potential that may not be recognized by the market at large. Assessment is made by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of assets may be in cash or similar investments.

PRINCIPAL RISKS

Because the Portfolio may invest a significant portion of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. The income component of the Portfolio's holdings includes fixed-income securities which generally will decrease in value when interest rates rise. Another fundamental risk associated with fixed-income securities is the risk that an issuer of a bond will be unable to make principal and interest payments when due (i.e. credit risk). Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk bonds or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk bonds present greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

INVESTMENT ADVISER: Janus Capital

JANUS ASPEN SERIES -- FLEXIBLE INCOME PORTFOLIO (INSTITUTIONAL SHARES)

INVESTMENT OBJECTIVE

Seeks to obtain maximum total return, consistent with preservation of capital.

PRINCIPAL STRATEGIES

Invests primarily in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. Will invest at least 80% of its assets in income-producing securities. May own an unlimited amount of high-yield/high-risk bonds which may be a big part of the portfolio. The portfolio manager applies a "bottom up" approach in choosing investments. This approach identifies individual income-producing securities one at a time considering economic factors such as the effect of interest rates on the Portfolio's investments. If the portfolio manager is unable to find investments that meet his investment criteria, the Portfolio's assets may be in cash or similar investments.

PRINCIPAL RISKS

Because the Portfolio invests substantially all of its assets in fixed-income securities, it is subject to risks such as credit or default risks or decreased value due to interest rate increases. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments and initial public offerings (IPOs). One of the fundamental risks associated with all fixed-income funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs.

INVESTMENT ADVISER: Janus Capital

JANUS ASPEN SERIES -- GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

INVESTMENT OBJECTIVE

Seeks long-term growth of capital in a manner consistent with the preservation of capital.

PRINCIPAL STRATEGIES

Invests primarily in common stocks selected for their growth potential. Although it can invest in companies of any size, it generally invests in larger, more established companies. The portfolio manager applies a "bottom up" approach in choosing investments. This approach identifies individual companies with earnings growth potential that may not be recognized by the market at large. Assessment is made by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of assets may be in cash or similar investments.

PRINCIPAL RISKS

Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk bonds or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk bonds present greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

INVESTMENT ADVISER: Janus Capital

JANUS ASPEN SERIES -- WORLDWIDE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

INVESTMENT OBJECTIVE

Seeks long-term growth of capital in a manner consistent with the preservation of capital.

PRINCIPAL STRATEGIES

Invests primarily in common stocks of companies of any size located throughout the world. Normally invests in issuers from at least five different countries, including the United States. May at times invest in fewer than five countries or even in a single country. Portfolio managers apply a "bottom up" approach in choosing investments. This approach identifies individual companies with earnings growth potential that may not be recognized by the market at large. Assessment is made by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities.

PRINCIPAL RISKS

Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk bonds or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. The Portfolio may have significant exposure to foreign markets and may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. High-yield/high-risk bonds present greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

INVESTMENT ADVISER: Janus Capital

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM- -- MFS-REGISTERED TRADEMARK- STRATEGIC INCOME SERIES (FORMERLY MFS-REGISTERED TRADEMARK- GLOBAL GOVERNMENTS SERIES) (INITIAL CLASS)

INVESTMENT OBJECTIVE

A NONDIVERSIFIED fund that seeks to provide high current income by investing in fixed income securities. Its secondary objective is to provide significant capital appreciation.

PRINCIPAL STRATEGIES

Under normal market conditions, invests at least 65% of total assets in fixed income securities including: U.S. government securities, foreign government securities, mortgage-backed and asset-backed securities, corporate bonds and emerging market securities. Investments are allocated across these categories of fixed income securities with a view toward broad diversification across these categories and also within these categories. The Fund is NONDIVERSIFIED which means that the Fund may invest a relatively high percentage of its assets in a small number of issuers. The fund has engaged and may engage in active and frequent trading to achieve its principal investment strategies and may invest in derivative securities.

PRINCIPAL RISKS

Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. All of the risks of investing in foreign securities are heightened by investing in emerging markets countries. In allocating investments, the Fund could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines. The value of securities held by the Fund may decline due to changing economic, political or market conditions, or disappointing earnings results. Fixed income securities are subject to interest rate risk (the risk that when interest rates rise, the prices of fixed income securities will generally fall) and credit risk (the risk that the issuer of a fixed income security will not be able to pay principal and interest when due). Securities with longer maturities are affected more by interest rate risk. Junk bonds are subject to a substantially higher degree of credit risk than higher rated bonds. Derivatives may be used to hedge against an opposite position that the Fund also holds. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Gains or losses from derivative investments may be substantially greater than the derivative's original cost. Because the Fund is NONDIVERSIFIED, investing its assets in a small number of issuers, the Fund is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified fund. Frequent trading may result in the realization and distribution to shareholders of higher capital gains as compared to a series with less active trading policies. Frequent trading also increases transaction costs, which could detract from the Fund's performance.

INVESTMENT ADVISER: MFS Investment Management-Registered Trademark- (MFS)

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM- -- MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

PRINCIPAL STRATEGIES

Under normal market conditions, invests at least 40%, but not more than 75%, of net assets in common stocks and related securities (referred to as equity securities) such as preferred stock; bonds, warrants or rights convertible into stock; and depositary receipts for those securities. Invests at least 25% of net assets in non-convertible fixed income securities. May vary the percentage of assets invested in any one type of security (within the limits described above) in accordance with MFS's (the Fund's investment adviser) interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. May invest in foreign securities and may have exposure to foreign currencies through its investment in these securities. Generally, seeks to purchase equity securities that MFS believes are undervalued in the market relative to their long-term potential. Fixed income securities include U.S. government securities, mortgage-backed and asset-backed securities, and corporate bonds. The Fund has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

PRINCIPAL RISKS

In allocating investments between equity and fixed income securities, the Fund could miss attractive investment opportunities by underweighing markets where there are significant returns, and could lose value by overweighing markets where there are significant declines. Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers are subject. The value of securities held by the Fund may decline due to changing economic, political or market conditions, or disappointing earnings results. If anticipated events do not occur or are delayed, or if investor perceptions about undervalued securities do not improve, the market price of these securities may not rise or may fall. Fixed income securities are subject to interest rate risk (the risk that when interest rates rise, the prices of fixed income securities will generally fall) and credit risk (the risk that the issuer of a fixed income security will not be able to pay principal and interest when due). Securities with longer maturities are affected more by interest rate risk. Fixed income securities purchased by the Fund may be traded in the over-the-counter market may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the Fund's performance. Frequent trading may result in the realization and distribution to shareholders of higher capital gains as compared to a series with less active trading policies. Frequent trading also increases transaction costs, which could detract from the Fund's performance.

INVESTMENT ADVISER: MFS Investment Management-Registered Trademark- (MFS)

OPPENHEIMER VARIABLE ACCOUNT FUNDS -- OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

INVESTMENT OBJECTIVE

Seeks capital appreciation by investing in "growth type" companies.

PRINCIPAL STRATEGIES

Invests mainly in equity securities, such as common stocks and can invest in other equity securities, such as preferred stocks and securities convertible into common stocks. Emphasizes investments in companies believed by the Fund's investment manager, OppenheimerFunds, Inc., to have significant growth potential. Growth companies can include established companies entering a growth cycle in their business, as well as newer companies. Can invest in securities of issuers of all market capitalization ranges, but currently focuses on stocks of "mid-cap" issuers (currently those issuers between $2.5 billion to $11.5 billion). Can invest in domestic and foreign companies, although most of its investments are in stocks of U.S. companies. In selecting securities for the Fund, the Fund's portfolio manager looks from high-growth companies using a "bottom-up" stock selection process focusing on fundamental analysis of individual issuers before considering overall economic, market or industry trends.

PRINCIPAL RISKS

The Fund's investments are subject to changes in their value from a number of factors. They include changes in general stock market movements (this is referred to as "market risk"). Stocks fluctuate in price, and their short-term volatility at times may be great. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. Stocks of growth companies may provide greater opportunities for capital appreciation but may be more volatile than other stocks. The Fund invests in securities of large companies but may also invest in small and medium-size companies, which may have more volatile stock prices than large companies. To the extent that the Fund increases the relative emphasis of its investments ion a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector.

INVESTMENT ADVISER: OppenheimerFunds, Inc.

OPPENHEIMER VARIABLE ACCOUNT FUNDS -- OPPENHEIMER GLOBAL SECURITIES FUND/VA

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

PRINCIPAL STRATEGIES

Invests mainly in common stocks and can also buy other equity securities, including preferred stocks and convertible securities in the U.S. and foreign countries. Can invest without limit in any country, including countries with developed or emerging markets, but currently emphasizes investments in developed markets. Normally will invest in at least three countries (one of which may be the United States). Can also use hedging instruments and certain derivative investments. In selecting securities, the portfolio manager looks primarily for foreign and U.S. companies with high growth potential, using fundamental analysis of a company's financial statements and management structure, and analysis of the company's operations and product development, as well as the industry of which the issuer is part. The portfolio manager considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad diversification in different countries to help moderate the special risks of foreign investing.

PRINCIPAL RISKS

Stocks fluctuate in price, and their short-term volatility at times may be great. Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, changes in governmental economic or monetary policy in the U.S. or abroad or other political and economic factors. Investing in derivative investments carries the risk that if the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the investment adviser expected it to perform.

INVESTMENT ADVISER: OppenheimerFunds, Inc.

OPPENHEIMER VARIABLE ACCOUNT FUNDS -- OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA-REGISTERED TRADEMARK-

INVESTMENT OBJECTIVE

Seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

PRINCIPAL STRATEGIES

Invests mainly in common stocks of U.S. companies, and can also invest in other equity securities such as preferred stocks and securities convertible into common stocks. Although the Fund does not have any requirements as to the capitalization of issuers in which it invests, currently emphasizes the stocks of large-capitalization companies in its portfolio. At times, the Fund may increase the relative emphasis of its investments in small-cap and mid-cap stocks. While the Fund can buy foreign securities and debt securities such as bonds and notes, currently it does not emphasize those investments. The Fund can also use hedging instruments and certain derivative investments to try to manage investment risks. In selecting securities for purchase or sale by the Fund, the Fund's portfolio managers use an investment process that combines quantitative models, fundamental research about particular securities and individual judgment.

PRINCIPAL RISKS

The Fund's investments are subject to changes in their value from a number of factors. There is also the risk that value of your investment could be eroded over time by the effects of inflation and that poor security selection by the Fund's investment adviser will cause the Fund to underperform other funds having similar objectives. Stocks fluctuate in price and their short-term volatility at times may be great. This market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. The Fund may be subject to the risks that economic, political or other events can have a negative effect on the values of securities of issuers in that industry (this is referred to as "industry risk"). Stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events. Changes in interest rates can also affect bond prices (this is known as "interest rate risk").

INVESTMENT ADVISER: OppenheimerFunds, Inc.

OPPENHEIMER VARIABLE ACCOUNT FUNDS -- OPPENHEIMER STRATEGIC BOND FUND/VA

INVESTMENT OBJECTIVE

Seeks a high level of current income principally derived from interest on debt securities.

PRINCIPAL STRATEGIES

Invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. Government securities, and lower-grade high-yield securities of U.S. and foreign companies. Can invest up to 100% of its assets in any one sector at any time, if the Fund's investment adviser believes that in doing so the Fund can achieve its objective without undue risk. Can invest in securities having short, medium or long-term maturities and may invest without limit in lower-grade high-yield debt obligations, also called "junk bonds." Foreign investments can include debt securities of issuers in developed markets as well as emerging markets, which have special risks. Can also use hedging instruments and certain derivative investments to try to enhance income or to try to manage investment risks. In selecting securities, the portfolio managers analyze the overall investment opportunities and risks in individual national economies with an overall strategy of building a broadly-diversified portfolio of debt securities to help moderate the special risks of investing in high-yield debt instruments and foreign securities.

PRINCIPAL RISKS

Debt securities are subject to credit risk which refers to the risk that if the issuer fails to pay interest, or if the issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. Credit risks of lower-grade securities are greater than those of investment-grade bonds. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. Securities of issuers in emerging and developing markets may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. The Fund is also subject to interest rate risk and prepayment risk. The investment adviser's expectations about the relative performance of the three principal sectors in which the Fund invests may be inaccurate, and the Fund's returns might be less than other funds using similar strategies. Investing in derivative investments carries the risk that if the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the investment adviser expected it to perform.

INVESTMENT ADVISER: OppenheimerFunds, Inc.

                                  APPENDIX IV
                  PROJECTED SCHEDULE OF ING GET FUND OFFERINGS
------------------------------------------------------------------

                                            OFFERING DATES       GUARANTEE DATES
 GET R Series...........................  03/15/02 - 06/13/02  06/14/02 - 06/15/07
 GET S Series...........................  06/14/02 - 09/11/02  09/12/02 - 09/14/07
 GET T Series...........................  09/12/02 - 12/11/02  12/12/02 - 12/14/07
 GET U Series...........................  12/12/02 - 03/12/03  03/13/03 - 03/14/08
 GET V Series...........................  03/13/03 - 06/12/03  06/13/03 - 06/13/08

                                   APPENDIX V
                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE I
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE SEVEN-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                   2001        2000        1999        1998        1997        1996        1995        1994
                                   ----        ----        ----        ----        ----        ----        ----        ----
ING VP ASCENT PORTFOLIO
Value at beginning of period       $17.415     $17.779     $15.769     $15.333     $12.970     $10.645     $10.000(1)
Value at end of period             $15.187     $17.415     $17.779     $15.769     $15.333     $12.970     $10.645
Number of accumulation units
 outstanding at end of period      554,667     664,702     742,494   1,027,839     898,302     298,740      15,832
ING VP BALANCED PORTFOLIO,
INC.
Value at beginning of period       $23.622     $24.091     $21.507     $18.653     $15.445     $13.602     $10.828     $10.000(1)
Value at end of period             $22.309     $23.622     $24.091     $21.507     $18.653     $15.445     $13.602     $10.828
Number of accumulation units
 outstanding at end of period    1,777,784   2,057,800   2,243,590   2,533,501   2,265,203   1,544,723     919,744     911,281
ING VP BOND PORTFOLIO
Value at beginning of period       $14.811     $13.700     $13.998     $13.128     $12.294     $12.037     $10.324     $10.000(2)
Value at end of period             $15.880     $14.811     $13.700     $13.998     $13.128     $12.294     $12.037     $10.324
Number of accumulation units
 outstanding at end of period    2,227,649   1,640,793   1,967,951   1,948,373   1,528,968   1,129,814     988,199     983,357
ING VP CROSSROADS PORTFOLIO
Value at beginning of period       $16.155     $16.316     $15.013     $14.377     $12.402     $10.587     $10.000(1)
Value at end of period             $14.814     $16.155     $16.316     $15.013     $14.377     $12.402     $10.587
Number of accumulation units
 outstanding at end of period      671,070     765,165     947,776   1,316,579   1,112,043     326,292      27,089
ING VP GROWTH PORTFOLIO
Value at beginning of period       $20.638     $23.771     $17.862     $13.158     $11.084(1)
Value at end of period             $14.840     $20.638     $23.771     $17.862     $13.158
Number of accumulation units
 outstanding at end of period      801,461   1,107,042     947,366     738,449     241,289
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of period       $25.247     $28.758     $24.839     $22.004     $17.181     $14.001     $10.737     $10.000(3)
Value at end of period             $20.311     $25.247     $28.758     $24.839     $22.004     $17.181     $14.001     $10.737
Number of accumulation units
 outstanding at end of period    5,533,623   6,649,057   7,621,660   8,999,336   8,522,639   4,919,945   3,068,782   3,178,712
ING VP INDEX PLUS LARGECAP
PORTFOLIO
Value at beginning of period       $20.478     $22.923     $18.704     $14.414     $10.919     $10.000(1)
Value at end of period             $17.439     $20.478     $22.923     $18.704     $14.414     $10.919
Number of accumulation units
 outstanding at end of period    2,099,794   2,629,361   2,708,365   2,252,763   1,179,485      19,177
ING VP INTERNATIONAL EQUITY
PORTFOLIO
Value at beginning of period       $11.434     $14.554      $9.754     $10.169(1)
Value at end of period              $8.581     $11.434     $14.554      $9.754
Number of accumulation units
 outstanding at end of period       93,668     101,230      44,241      45,143
ING VP LEGACY PORTFOLIO
Value at beginning of period       $15.267     $14.772     $13.989     $13.267     $11.751     $10.438     $10.000(2)
Value at end of period             $14.695     $15.267     $14.772     $13.989     $13.267     $11.751     $10.438
Number of accumulation units
 outstanding at end of period      917,449     988,465   1,203,703   1,551,324   1,217,781     492,915      28,778
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period       $13.392     $12.766     $12.322     $11.850     $11.394     $10.968     $10.489     $10.000(3)
Value at end of period             $13.723     $13.392     $12.766     $12.322     $11.850     $11.394     $10.968     $10.489
Number of accumulation units
 outstanding at end of period    7,306,703   5,982,730   7,902,384   6,973,165   6,770,680   4,871,015   2,694,034   3,407,448
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period       $18.458     $17.540     $13.595     $13.638     $10.603(1)
Value at end of period             $18.926     $18.458     $17.540     $13.595     $13.638
Number of accumulation units
 outstanding at end of period      993,412     970,627     715,582     873,316     424,486

------------------------------------------------------------------

                                   2001        2000        1999        1998        1997        1996        1995        1994
                                   ----        ----        ----        ----        ----        ----        ----        ----
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period        $5.824      $9.738(1)
Value at end of period              $4.424      $5.824
Number of accumulation units
 outstanding atend of period       451,032     366,685
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning of period       $20.480     $18.847     $15.985     $13.246     $10.856(1)
Value at end of period             $18.250     $20.480     $18.847     $15.985     $13.246
Number of accumulation units
 outstanding at end of period      849,750     641,673     609,862     841,078     289,182
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period       $12.089     $12.656     $11.437      $9.976      $9.805(2)
Value at end of period             $11.092     $12.089     $12.656     $11.437      $9.976
Number of accumulation units
 outstanding at end of period       73,665      75,859      63,517      34,438       4,827
FIDELITY-REGISTERED TRADEMARK-
VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period       $23.395     $21.883     $20.872     $18.963     $15.013     $13.324     $10.002     $10.000(4)
Value at end of period             $21.922     $23.395     $21.883     $20.872     $18.963     $15.013     $13.324     $10.002
Number of accumulation units
 outstanding at end of period    4,671,456   5,036,497   6,104,314   6,923,692   6,378,264   4,200,501     913,517      17,013
FIDELITY-REGISTERED TRADEMARK-
VIP GROWTH PORTFOLIO
Value at beginning of period       $31.342     $35.706     $26.348     $19.157     $15.734     $13.913     $10.423     $10.000(4)
Value at end of period             $25.446     $31.342     $35.706     $26.348     $19.157     $15.734     $13.913     $10.423
Number of accumulation units
 outstanding at end of period    3,217,102   3,812,422   4,177,866   4,154,250   3,697,132   3,260,855     885,545      17,013
FIDELITY-REGISTERED TRADEMARK-
VIP HIGH INCOME PORTFOLIO
Value at beginning of period       $10.735     $14.042     $13.168     $13.959     $12.031     $10.701     $10.000(3)
Value at end of period              $9.342     $10.735     $14.042     $13.168     $13.959     $12.031     $10.701
Number of accumulation units
 outstanding at end of period    1,838,001   2,107,872   2,739,738   3,196,921   2,522,965   1,222,580     112,819
FIDELITY-REGISTERED TRADEMARK-
VIP OVERSEAS PORTFOLIO
Value at beginning of period       $17.062     $21.391     $15.210     $13.682     $12.439     $11.143     $10.000(4)
Value at end of period             $13.261     $17.062     $21.391     $15.210     $13.682     $12.439     $11.143
Number of accumulation units
 outstanding at end of period      489,657     589,199     685,323     929,310     807,976     681,094     150,017
FIDELITY-REGISTERED TRADEMARK-
VIP ASSET MANAGER-SM-
PORTFOLIO
Value at beginning of period       $18.456     $19.482     $17.786     $15.679     $13.180     $11.664     $10.000(4)
Value at end of period             $17.452     $18.456     $19.482     $17.786     $15.679     $13.180     $11.664
Number of accumulation units
 outstanding at end of period      690,331     829,363     951,973   1,019,122     748,981     450,051     116,810
FIDELITY-REGISTERED TRADEMARK-
VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period       $24.674     $26.797     $21.872     $17.066     $13.943     $11.658     $10.000(3)
Value at end of period             $21.347     $24.674     $26.797     $21.872     $17.066     $13.943     $11.658
Number of accumulation units
 outstanding at end of period    3,675,855   4,392,710   5,373,381   5,718,966   5,222,894   3,294,964     684,272
FIDELITY-REGISTERED TRADEMARK-
VIP INDEX 500 PORTFOLIO
Value at beginning of period       $24.151     $27.005     $22.727     $17.961     $13.728     $11.336     $10.000(3)
Value at end of period             $20.929     $24.151
Value at end of period                                     $27.005     $22.727     $17.961     $13.728     $11.336
Number of accumulation units
 outstanding at end of period    4,072,090   4,683,497   5,394,051   5,533,320   4,286,245   1,994,556     191,671
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period       $30.497     $45.363     $20.410     $15.418     $13.879     $13.040     $10.374     $10.000(5)
Value at end of period             $18.205     $30.497     $45.363     $20.410     $15.418     $13.879     $13.040     $10.374
Number of accumulation units
 outstanding at end of period    2,092,270   2,725,308   2,409,624   1,622,089   1,558,985   1,248,669     187,584           0
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period       $26.630     $27.623     $22.101     $16.692     $13.865     $12.104     $10.000(4)
Value at end of period             $25.019     $26.630     $27.623     $22.101     $16.692     $13.865     $12.104
Number of accumulation units
 outstanding at end of period    2,695,283   2,943,151   2,773,992   2,277,804   1,544,831     682,296      53,016
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period       $16.170     $15.433     $15.405     $14.320     $12.995     $12.071      $9.884     $10.000(6)
Value at end of period             $17.176     $16.170     $15.433     $15.405     $14.320     $12.995     $12.071      $9.884
Number of accumulation units
 outstanding at end of period      751,090     673,857     783,971     855,510     523,315     225,717      45,714           0

------------------------------------------------------------------

                                   2001        2000        1999        1998        1997        1996        1995        1994
                                   ----        ----        ----        ----        ----        ----        ----        ----
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period       $29.345     $34.828     $24.532     $18.340     $15.153     $12.975     $10.109     $10.000(1)
Value at end of period             $21.775     $29.345     $34.828     $24,532     $18.340     $15.153     $12.975     $10.109
Number of accumulation units
 outstanding at end of period    2,272,405   2,868,919   2,701,099   2,097,548   1,863,396   1,145,305     176,111       9,588
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period       $32.413     $38.979     $24.039     $18.910     $15.701     $12.341     $10.000(5)
Value at end of period             $24.786     $32.413     $38.979     $24.039     $18.910     $15.701     $12.341
Number of accumulation units
 outstanding at end of period    5,466,151   6,694,492   7,044,821   7,196,142   6,453,536   3,060,432     252,485
MFS-REGISTERED TRADEMARK-
STRATEGIC INCOME SERIES
Value at beginning of period       $10.799     $10.440     $10.860     $10.207     $10.471     $10.000(2)
Value at end of period             $11.153     $10.799     $10.440     $10.860     $10.207     $10.471
Number of accumulation units
 outstanding at end of period      123,681     124,226     138,331     156,298     129,739      38,958
MFS-REGISTERED TRADEMARK-
TOTAL RETURN SERIES
Value at beginning of period       $16.782     $14.669     $14.432     $13.030     $10.894     $10.000(2)
Value at end of period             $16.586     $16.782     $14.669     $14.432     $13.030     $10.894
Number of accumulation units
 outstanding at end of period    2,148,561   1,935,234   2,056,863   2,203,927   1,456,174     387,019
OPPENHEIMER AGGRESSIVE GROWTH
FUND / VA
Value at beginning of period       $21.423     $24.477     $13.520     $12.204     $10.725(1)
Value at end of period             $14.517     $21.423     $24.477     $13.520     $12.204
Number of accumulation units
 outstanding at end of period      827,072   1,000,873     734,834     659,693     302,223
OPPENHEIMER GLOBAL SECURITIES
FUND / VA
Value at beginning of period       $21.023     $20.287     $12.982     $11.539     $10.457(1)
Value at end of period             $18.231     $21.023     $20.287     $12.982     $11.539
Number of accumulation units
 outstanding at end of period      517,495     515,085     346,236     465,279     232,338
OPPENHEIMER MAIN STREET GROWTH
AND
INCOME FUND / VA
Value at beginning of period       $14.248     $15.839     $13.199     $12.785     $10.497(1)
Value at end of period             $12.620     $14.248     $15.839     $13.199     $12.785
Number of accumulation units
 outstanding at end of period    1,868,141   1,984,152   1,942,405   2,014,343     992,461
OPPENHEIMER STRATEGIC BOND
FUND / VA
Value at beginning of period       $11.206     $11.072     $10.921     $10.764     $10.167(1)
Value at end of period             $11.583     $11.206     $11.072     $10.921     $10.764
Number of accumulation units
 outstanding at end of period      773,100     785,150     831,203     890,900     287,313
ING MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period       $17.303     $18.612     $12.686     $10.152     $10.009(3)
Value at end of period             $12.836     $17.303     $18.612     $12.686     $10.152
Number of accumulation units
 outstanding at end of period    1,075,773   1,162,340     975,016     881,252     486,822
ING MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period       $19.644     $27.973     $18.803     $14.707     $14.894(3)
Value at end of period             $14.485     $19.644     $27.973     $18.803     $14.707
Number of accumulation units
 outstanding at end of period    3,504,571   4,169,944   4,571,240   5,270,772   5.027,952
ING MFS RESEARCH PORTFOLIO
Value at beginning of period       $17.659     $18.750     $15.331     $12.641     $12.892(3)
Value at end of period             $13.775     $17.659     $18.750     $15.331     $12.641
Number of accumulation units
 outstanding at end of period    2,768,107   3,282,514   3,631,867   4,136,851   3,899,626
ING SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period       $14.415     $18.181     $11.640      $9.912      $9.791(3)
Value at end of period             $10.384     $14.415     $18.181     $11.640      $9.912
Number of accumulation units
 outstanding at end of period      218,709     253,493     183,802     199,291       5,904

------------------------------------------------------------------

                                   2001        2000        1999        1998        1997        1996        1995        1994
                                   ----        ----        ----        ----        ----        ----        ----        ----
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period       $27.438     $27.835     $23.078     $18.343     $17.979(3)
Value at end of period             $24.288     $27.438     $27.835     $23.078     $18.343
Number of accumulation units
 outstanding at end of period    3,007,877   3,475,122   3,902,489   4,440,083   4,434,574

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during May 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during June 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during May 1997.
(2)  Funds were first received in this option during December 1997.
(3)  Funds were first received in this option during November 1997.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1996:
(1) The initial accumulation unit value was established at $10.000 during September 1996, when the fund became available under the contract.
(2) The initial accumulation unit value was established at $10.000 during May 1996, when the series became available under the contract.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1995:
(1) The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract.
(2) The initial accumulation unit value was established at $10.000 during September 1995, when the portfolio became available under the contract.
(3) The initial accumulation unit value was established at $10.000 during June 1995, when the fund became available under the contract.
(4)  Funds were first received in this option during January 1995.
(5)  Funds were first received in this option during April 1995.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1994:
(1)  Funds were first received in this option during July 1994.
(2)  Funds were first received in this option during August 1994.
(3)  Funds were first received in this option during October 1994.
(4)  Funds were first received in this option during December 1994.
(5) The initial accumulation unit value was established at $10.000 during May 1994, when the fund became available under the contract.
(6)  Funds were first received in this option during November 1994.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE II
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE THREE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                 2001        2000        1999        1998
                                                                 ----        ----        ----        ----
ING VP ASCENT PORTFOLIO
Value at beginning of period                                     $15.521     $15.822     $14.012     $14.947(1)
Value at end of period                                           $13.557     $15.521     $15.822     $14.012
Number of accumulation units outstanding at end of period        121,059     128,642     143,278     160,746
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                                     $16.759     $17.066     $15.212     $14.392(1)
Value at end of period                                           $15.852     $16.759     $17.066     $15.212
Number of accumulation units outstanding at end of period        387,907     452,342     456,097     363,745
ING VP BOND PORTFOLIO
Value at beginning of period                                     $12.640     $11.674     $11.910     $11.367(1)
Value at end of period                                           $13.573     $12.640     $11.674     $11.910
Number of accumulation units outstanding at end of period        512,374     429,645     487,814     387,995
ING VP CROSSROADS PORTFOLIO
Value at beginning of period                                     $14.665     $14.789     $13.588     $14.044(1)
Value at end of period                                           $13.468     $14.665     $14.789     $13.588
Number of accumulation units outstanding at end of period        177,460     228,739     254,767     237,468
ING VP GROWTH PORTFOLIO
Value at beginning of period                                     $20.755     $23.870     $17.909     $15.809(1)
Value at end of period                                           $14.948     $20.755     $23.870     $17.909
Number of accumulation units outstanding at end of period        312,228     419,749     367,226     266,761
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                                     $16.928     $19.253     $16.604     $16.554(1)
Value at end of period                                           $13.640     $16.928     $19.253     $16.604
Number of accumulation units outstanding at end of period      1,051,190   1,199,815   1,372,572   1,327,157
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                                     $20.261     $22.646     $18.449     $16.421(1)
Value at end of period                                           $17.281     $20.261     $22.646     $18.449
Number of accumulation units outstanding at end of period        719,529     867,634     838,357     609,863
ING VP INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period                                     $11.481     $14.592      $9.764     $10.100(1)
Value at end of period                                            $8.630     $11.481     $14.592      $9.764
Number of accumulation units outstanding at end of period         38,228      40,045      33.245      41,047
ING VP LEGACY PORTFOLIO
Value at beginning of period                                     $14.271     $13.787     $13.037     $13.073(1)
Value at end of period                                           $13.757     $14.271     $13.787     $13.037
Number of accumulation units outstanding at end of period        327,498     368,911     430,582     467,027
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                                     $12.145     $11.561     $11.141     $10.847(1)
Value at end of period                                           $12.465     $12.145     $11.561     $11.141
Number of accumulation units outstanding at end of period      1,479,116     939,266   1,373,014   1,221,159
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period                                     $18.563     $17.613     $13.631     $15.596(1)
Value at end of period                                           $19.063     $18.563     $17.613     $13.631
Number of accumulation units outstanding at end of period        287,178     297,717     276,386     272,562
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period                                      $5.830      $9.999(1)
Value at end of period                                            $4.435      $5.830
Number of accumulation units outstanding atend of period          70,054      53,902
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period                                     $20.596     $18.926     $16.028     $15.274(1)
Value at end of period                                           $18.382     $20.596     $18.926     $16.028
Number of accumulation units outstanding at end of period        211,524     157,762     160,010     173,741
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                     $12.146     $12.696     $11.456     $10.882(1)
Value at end of period                                           $11.161     $12.146     $12.696     $11.456
Number of accumulation units outstanding at end of period         61,262      59,786      58,632      56,713
FIDELITY-REGISTERED TRADEMARK- VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                     $16.799     $15.689     $14.942     $15.151(1)
Value at end of period                                           $15.765     $16.799     $15.689     $14.942
Number of accumulation units outstanding at end of period        895,708     877,097     992,829     919,970

------------------------------------------------------------------

                                                                 2001        2000        1999        1998
                                                                 ----        ----        ----        ----
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH PORTFOLIO
Value at beginning of period                                     $20.785     $23.643     $17.420     $14.533(1)
Value at end of period                                           $16.901     $20.785     $23.643     $17.420
Number of accumulation units outstanding at end of period        772,781     878,022     831,556     600,814
FIDELITY-REGISTERED TRADEMARK- VIP HIGH INCOME PORTFOLIO
Value at beginning of period                                      $9.648     $12.601     $11.798     $13.167(1)
Value at end of period                                            $8.409      $9.648     $12.601     $11.798
Number of accumulation units outstanding at end of period        511,032     494,024     688,516     530,362
FIDELITY-REGISTERED TRADEMARK- VIP OVERSEAS PORTFOLIO
Value at beginning of period                                     $14.491     $18.139     $12.879     $13.796(1)
Value at end of period                                           $11.280     $14.491     $18.139     $12.879
Number of accumulation units outstanding at end of period         45,272      55,033      58,815      77,431
FIDELITY-REGISTERED TRADEMARK- VIP ASSET MANAGER-SM-
PORTFOLIO
Value at beginning of period                                     $15.387     $16.218     $14.783     $13.995(1)
Value at end of period                                           $14.572     $15.387     $16.218     $14.783
Number of accumulation units outstanding at end of period        140,460     163,400     183,310     154,809
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                                     $19.792     $21.463     $17.492     $15.503(1)
Value at end of period                                           $17.150     $19.792     $21.463     $17.492
Number of accumulation units outstanding at end of period        614,227     731,695     787,797     637,258
FIDELITY-REGISTERED TRADEMARK- VIP INDEX 500 PORTFOLIO
Value at beginning of period                                     $20.173     $22.522     $18.925     $17.227(1)
Value at end of period                                           $17.509     $20.173     $22.522     $18.925
Number of accumulation units outstanding at end of period        888,564     988,345   1,101,289     844,490
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                     $21.226     $31.525     $14.162     $12.108(1)
Value at end of period                                           $12.690     $21.226     $31.525     $14.162
Number of accumulation units outstanding at end of period        466,910     667,971     532,221     216,958
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                     $21.234     $21.992     $17.569     $15.156(1)
Value at end of period                                           $19.980     $21.234     $21.992     $17.569
Number of accumulation units outstanding at end of period        769,234     827,115     807,835     480,187
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                     $13.554     $12.916     $12.873     $12.363(1)
Value at end of period                                           $14.419     $13.554     $12.916     $12.873
Number of accumulation units outstanding at end of period        219,466     201,337     249,484     221,988
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                     $20.951     $24.827     $17.461     $15.094(1)
Value at end of period                                           $15.570     $20.951     $24.827     $17.461
Number of accumulation units outstanding at end of period       $470,608     586,508     521,852     281,234
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                     $23.476     $28.189     $17.358     $16.509(1)
Value at end of period                                           $17.979     $23.476     $28.189     $17.358
Number of accumulation units outstanding at end of period        978,798   1,190,701   1,226,256     941,812
MFS-REGISTERED TRADEMARK- STRATEGIC INCOME SERIES
Value at beginning of period                                     $10.875     $10.498     $10.904     $10.312(1)
Value at end of period                                           $11.249     $10.875     $10.498     $10.904
Number of accumulation units outstanding at end of period         32,268      18,002      18,980      29,055
MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES
Value at beginning of period                                     $16.901     $14.751     $14.491     $14.096(1)
Value at end of period                                           $16.730     $16.901     $14.751     $14.491
Number of accumulation units outstanding at end of period        486,346     422,692     483,033     400,396
OPPENHEIMER AGGRESSIVE GROWTH FUND / VA
Value at beginning of period                                     $21.545     $24.578     $13.556     $14.076(1)
Value at end of period                                           $14.622     $21.545     $24.578     $13.556
Number of accumulation units outstanding at end of period        262,224     311,924     251,983     211,732
OPPENHEIMER GLOBAL SECURITIES FUND / VA
Value at beginning of period                                     $21.142     $20.372     $13.016     $13.007(1)
Value at end of period                                           $18.363     $21.142     $20.372     $13.016
Number of accumulation units outstanding at end of period         95,209      91,348      82,153     113,575
OPPENHEIMER MAIN STREET GROWTH AND INCOME FUND / VA
Value at beginning of period                                     $14.329     $15.905     $13.234     $14.890(1)
Value at end of period                                           $12.711     $14.329     $15.905     $13.234
Number of accumulation units outstanding at end of period        616,805     642,720     685,331     602,061
OPPENHEIMER STRATEGIC BOND FUND / VA
Value at beginning of period                                     $11.269     $11.118     $10.950     $11.084(1)
Value at end of period                                           $11.667     $11.269     $11.118     $10.950
Number of accumulation units outstanding at end of period        230,730     248,905     307,278     254,861
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                     $17.385     $18.672     $12.708     $12.147(1)
Value at end of period                                           $12.917     $17.385     $18.672     $12.708
Number of accumulation units outstanding at end of period        308,780     314,991     289,620     214,290
ING MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                     $13.372     $19.012     $12.761     $12.011(1)
Value at end of period                                            $9.875     $13.372     $19.012     $12.761
Number of accumulation units outstanding at end of period        482,715     555,263     554,655     503,944

------------------------------------------------------------------

                                                                 2001        2000        1999        1998
                                                                 ----        ----        ----        ----
ING MFS RESEARCH PORTFOLIO
Value at beginning of period                                     $12.169     $12.901     $10.532     $10.102(1)
Value at end of period                                            $9.506     $12.169     $12.901     $10.532
Number of accumulation units outstanding at end of period        491,018     579,224     576,382     554,095
ING SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                     $14.482     $18.238     $11.659     $11.775(1)
Value at end of period                                           $10.449     $14.482     $18.238     $11.659
Number of accumulation units outstanding at end of period         56,361      67,478      80,485     107,009
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                     $19.893     $20.151     $16.682     $15.327(1)
Value at end of period                                           $17.636     $19.893     $20.151     $16.682
Number of accumulation units outstanding at end of period        281,779     293,211     304,102     272,321

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during May 2000.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during May 1998.

33.34370                                                                  122240

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT B

                                       OF
                     ING LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------

              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002

                                  MARATHON PLUS

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the "separate account") dated May 1, 2002.

A free prospectus is available upon request from the local ING Life Insurance and Annuity office or by writing to or calling:

                             CUSTOMER SERVICE CENTER
                               1475 DUNWOODY DRIVE
                             WEST CHESTER, PA 19380
                                 1-800-366-0066

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS

                                                                          Page
General Information and History                                              2
Variable Annuity Account B                                                   2
Offering and Purchase of Contracts                                           3
Performance Data                                                             3
   General                                                                   3
   Average Annual Total Return Quotations                                    4
Income Phase Payments                                                        7
Sales Material and Advertising                                               8
Independent Auditors                                                         9
Financial Statements of the Separate Account                               S-1
Financial Statements of ING Life Insurance and Annuity Company
   and Subsidiaries                                                        F-1

                         GENERAL INFORMATION AND HISTORY


ING Life Insurance and Annuity Company (the Company, we, us, our) (formerly Aetna Life Insurance and Annuity Company) issues the contracts described in the prospectus and is responsible for providing each contract's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). We are engaged in the business of issuing life insurance and annuities. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

As of December 31, 2001, the Company and its subsidiary life company had $48 billion invested through their products, including $33 billion in their separate accounts (of which the Company, or, its affiliate ING Investments, LLC, manages or oversees the management of $21 billion). The Company is ranked among the top 1% of all U.S. life insurance companies rated by A.M. Best Company based on assets as of December 31, 2000.


In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account B" below).


Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See "Fees" in the prospectus.)


The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

The funds currently available under the contract are as follows:


-    ING VP Ascent Portfolio (Class R Shares)(1)

-    ING VP Balanced Portfolio, Inc. (Class R Shares)(1)

-    ING VP Bond Portfolio (Class R Shares)(1)

-    ING VP Crossroads Portfolio (Class R Shares)(1)

-    ING GET Fund (1)(2)

-    ING VP Growth Portfolio (Class R Shares)(1)

-    ING VP Growth and Income Portfolio (Class R Shares)(1)

-    ING VP Index Plus LargeCap Portfolio (Class R Shares)(1)

-    ING VP International Equity Portfolio (Class R Shares)(1)

-    ING VP Legacy Portfolio (Class R Shares)(1)

-    ING VP Money Market Portfolio (Class R Shares)(1)

-    ING VP Small Company Portfolio (Class R Shares)(1)

-    ING VP Technology Portfolio (Class R Shares)(1)

-    ING VP Value Opportunity Portfolio (Class R Shares)(1)

-    ING MFS Capital Opportunities Portfolio (Initial Class)(1)

-    ING MFS Emerging Equities Portfolio (Initial Class)

-    ING MFS Research Portfolio (Initial Class)(1)

-    ING Scudder International Growth Portfolio (Initial Class)(1)

-    ING T. Rowe Price Growth Equity Portfolio (Initial Class)(1)

-    Calvert Social Balanced Portfolio

-    Fidelity(R) VIP Asset Manager Portfolio(SM) (Initial Class)

-    Fidelity(R) VIP Contrafund(R) Portfolio(SM) (Initial Class)

-    Fidelity(R) VIP Equity-Income Portfolio (Initial Class)

-    Fidelity(R) VIP Growth Portfolio (Initial Class)

-    Fidelity(R) VIP High Income Portfolio (Initial Class)

-    Fidelity(R) VIP Index 500 Portfolio (Initial Class)

-    Fidelity(R) VIP Overseas Portfolio (Initial Class)

-    Janus Aspen Aggressive Growth Portfolio (Institutional Shares)

-    Janus Aspen Balanced Portfolio (Institutional Shares)

-    Janus Aspen Flexible Income Portfolio (Institutional Shares)

-    Janus Aspen Growth Portfolio (Institutional Shares)

-    Janus Aspen Worldwide Growth Portfolio (Institutional Shares)

-    MFS(R) Strategic Income Series (Initial Class)(1)

-    MFS(R) Total Return Series (Initial Class)

-    Oppenheimer Aggressive Growth Fund/VA

-    Oppenheimer Global Securities Fund/VA

-    Oppenheimer Main Street Growth & Income Fund/VA(R)

-    Oppenheimer Strategic Bond Fund/VA

(1) Effective May 1, 2002 this fund has changed its name to the name listed above. See Appendix III on page 57 in the prospectus for a complete list of former and current fund names.
(2) See Appendix IV on page 83 in the prospectus for a list of ING GET Fund series and their projected offering periods.


Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS


The Company's subsidiary, ING Financial Advisers, LLC (IFA) (prior to May 1, 2002, known as Aetna Investment Services, LLC), serves as the principal underwriter for the contracts. AIS, a Delaware limited liability company, is registered as a broker-dealer with the SEC. AIS is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. AIS' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of AIS or of other registered broker-dealers who have entered into sales arrangements with AIS. The offering of the contracts is continuous. A description of the manner in which the contracts are purchased can be found in the prospectus under the sections entitled "Purchase and Rights" and "Your Account Value."


                          PERFORMANCE DATA

GENERAL
From time to time we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the SEC (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial purchase payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account adjusted to reflect the deduction of the maximum recurring charges under the contracts during each period (e.g., 1.25% mortality and expense risk charge, $30 annual maintenance fee, 0.15% administrative charge, and early withdrawal charge of 7% of purchase payments grading down to 0% after seven years). These charges will be deducted on a pro rata basis in the case of fractional periods. The annual maintenance fee is converted to a percentage of assets based on the average account size under the contracts described in the prospectus. The total return figures shown below may be different from the actual historical total returns under your contract because for periods prior to 1994, the subaccount's investment performance was based on the performance of the underlying fund plus any cash held by the subaccount.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge, and in some advertisements will also exclude the effect of the annual maintenance fee. The deduction of the early withdrawal charge and the annual maintenance fee would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the fund under the separate account. The non-standardized returns shown in the tables below reflect the deduction of the maximum recurring charges under the contract except the early withdrawal charge. The annual maintenance fee has been deducted for the purposes of calculating the returns.

Investment results of the funds will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the account value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - STANDARDIZED AND NON-STANDARDIZED The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 2001 for the subaccounts under the contracts. The standardized returns assume the maximum charges under the contract as described under "General" above. The non-standardized returns assume the same charges but do not include the early withdrawal charges.


For the ING MFS Capital Opportunities Portfolio (Initial Class), ING MFS Emerging Equities Portfolio (Initial Class), ING MFS Research Portfolio (Initial Class), ING Scudder International Growth Portfolio (Initial Class) and ING T. Rowe Price Growth Equity Portfolio (Initial Class) subaccounts,, two sets of performance returns are shown for each subaccount: one showing performance of the ING Partners, Inc. (IPI) portfolio from November 28, 1997, the date the portfolio commenced operations; and one quotation based on (a) performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the IPI portfolio.


For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows the average annual total return since the fund's inception date. The current series of ING GET Fund was not available as of December 31, 2001, therefore, there is no performance history reported in the performance tables for this subaccount.


                                                               ------------------------------------------------------------------
                                                                                                               DATE CONTRIBUTIONS
                                                                                                                 FIRST RECEIVED
                                                                                                                     UNDER THE
                                                                                  STANDARDIZED                   SEPARATE ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                          SINCE
                             SUBACCOUNT                           1 YEAR       5 YEAR       10 YEAR     INCEPTION*
---------------------------------------------------------------------------------------------------------------------------------
ING VP Ascent Portfolio (Class R Shares)                         (19.24%)      2.52%                      6.29%        08/31/1995
---------------------------------------------------------------------------------------------------------------------------------
ING VP Balanced Portfolio, Inc. (Class R Shares)(1)              (11.96%)      7.06%         8.62%
---------------------------------------------------------------------------------------------------------------------------------
ING VP Bond Portfolio (Class R Shares)(1)                          0.91%       4.62%         5.21%
---------------------------------------------------------------------------------------------------------------------------------
ING VP Crossroads Portfolio (Class R Shares)                     (14.72%)      2.94%                      5.87%        08/31/1995
---------------------------------------------------------------------------------------------------------------------------------
ING VP Growth Portfolio (Class R Shares)                         (34.65%)                                 5.78%        05/30/1997
---------------------------------------------------------------------------------------------------------------------------------
ING VP Growth and Income Portfolio (Class R Shares)(1)           (26.05%)      2.72%         7.36%
---------------------------------------------------------------------------------------------------------------------------------
ING VP Index Plus LargeCap Portfolio (Class R Shares)            (21.30%)      9.29%                      9.95%        10/31/1996
---------------------------------------------------------------------------------------------------------------------------------
ING VP International Equity Portfolio (Class R Shares)           (31.49%)                                (6.28%)       05/05/1998
---------------------------------------------------------------------------------------------------------------------------------
ING VP Legacy Portfolio (Class R Shares)                         (10.13%)      3.92%                      5.95%        08/31/1995
---------------------------------------------------------------------------------------------------------------------------------
ING VP Money Market Portfolio (Class R Shares)(1)(2)              (3.87%)      3.12%         3.34%
---------------------------------------------------------------------------------------------------------------------------------
ING VP Small Company Portfolio (Class R Shares)                   (3.81%)                                11.19%        05/30/1997
---------------------------------------------------------------------------------------------------------------------------------
ING VP Technology Portfolio (Class R Shares)                     (30.58%)                               (44.49%)       05/01/2000
---------------------------------------------------------------------------------------------------------------------------------
ING VP Value Opportunity Portfolio (Class R Shares)              (17.33%)                                11.04%        05/30/1997
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
ING MFS Capital Opportunities Portfolio (Initial Class)          (32.36%)                                 5.32%        11/28/1997
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/ING MFS Capital Opportunities(3)     (32.36%)      8.98%                      9.06%        11/30/1992
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
ING MFS Emerging Equities Portfolio (Initial Class)              (32.81%)                                (1.89%)       11/28/1997
---------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/ING MFS Emerging Equities(3)            (32.81%)      0.43%                      4.90%        09/30/1993
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
ING MFS Research Portfolio (Initial Class)                       (28.51%)                                 0.52%        11/28/1997
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/ING MFS Research(3)     (28.51%)      0.08%                      4.23%        08/31/1992
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
ING Scudder International Growth Portfolio (Initial Class)       (34.51%)                                 0.33%        11/28/1997
---------------------------------------------------------------------------------------------------------------------------------
Scudder VLIF International/ING Scudder International Growth(3)   (34.51%)      1.68%                      6.17%        08/31/1992
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
ING T. Rowe Price Growth Equity Portfolio (Initial Class)        (17.92%)                                 6.72%        11/28/1997
---------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/ING T. Rowe Price Growth Equity(3)         (17.92%)      10.35%                    13.56%        02/28/1995
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio                                (14.67%)      5.03%                      7.47%        11/30/1992
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Asset Manager(SM) Portfolio (Initial Class)      (11.84%)      5.16%                      8.05%        01/31/1995
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class)          (19.93%)      8.35%                     11.26%        06/30/1995
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio (Initial Class)          (12.70%)      7.30%                     11.80%        12/30/1994
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Initial Class)                 (25.30%)      9.57%                     13.54%        12/30/1994
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio (Initial Class)            (19.43%)     (5.91%)                    (1.56%)       06/30/1995
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Index 500 Portfolio (Initial Class)              (19.79%)      8.25%                     11.79%        06/30/1995
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio (Initial Class)               (28.79%)      0.54%                      4.02%        01/31/1995
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio (Institutional Shares)   (46.95%)      4.95%                      7.87%        10/31/1994
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio (Institutional Shares)            (12.41%)     12.06%                     13.97%        01/31/1995
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio (Institutional Shares)      (0.09%)      5.12%                      7.79%        10/31/1994
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio (Institutional Shares)              (32.34%)      6.94%                     10.94%        07/29/1994
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)    (30.05%)      9.03%                     14.35%        04/28/1995
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Strategic Income Series (Initial Class)                    (3.06%)      0.52%                      1.29%        05/31/1996
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Series (Initial Class)                        (7.53%)      8.22%                      8.97%        05/31/1996
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA                            (38.82%)                                 5.14%        05/30/1997
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                            (19.73%)                                11.73%        05/30/1997
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA(R)               (17.87%)                                 2.57%        05/30/1997
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                                (2.96%)                                 1.82%        05/30/1997
---------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.

(1) These funds have been available through the separate account for more than ten years.

(2) The current yield for the subaccount for the seven-day period ended December 31, 2001 (on an annualized basis) was 0.73%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 7% early withdrawal charge.

(3) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.


                                                               --------------------------------------------------------------------
                                                                                                                           FUND
                                                                                       NON-STANDARDIZED                  INCEPTION
                                                                                                                            DATE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                SINCE
                            SUBACCOUNT                          1 YEARS     3 YEARS    5 YEARS    10 YEARS   INCEPTION**
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Ascent Portfolio (Class R Shares)                       (12.85%)     (1.30%)     3.15%                   7.09%    07/05/1995
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Balanced Portfolio, Inc. (Class R Shares)(1)             (5.62%)      1.17%      7.57%       8.62%
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Bond Portfolio (Class R Shares)(1)                        7.16%       4.24%      5.19%       5.21%
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Crossroads Portfolio (Class R Shares)                    (8.36%)     (0.50%)     3.56%                   6.59%    07/05/1995
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Growth Portfolio (Class R Shares)                       (28.15%)     (6.05%)     8.08%                   8.32%    12/13/1996
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Growth and Income Portfolio (Class R Shares)(1)         (19.61%)     (6.55%)     3.35%       7.36%
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Index Plus LargeCap Portfolio (Class R Shares)          (14.90%)     (2.37%)     9.76%                  11.03%    09/16/1996
-----------------------------------------------------------------------------------------------------------------------------------
ING VP International Equity Portfolio (Class R Shares)         (25.01%)     (4.24%)                             1.38%    12/22/1997
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Legacy Portfolio (Class R Shares)                        (3.81%)      1.59%      4.51%                   6.54%    07/05/1995
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Money Market Portfolio (Class R Shares)(1)(2)             2.42%       3.60%      3.73%       3.34%
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Small Company Portfolio (Class R Shares)                  2.47%      11.60%     12.91%                  13.15%    12/27/1996
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Technology Portfolio (Class R Shares)                   (24.11%)                                       (38.76%)   05/01/2000
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Value Opportunity Portfolio (Class R Shares)            (10.95%)      4.46%     13.56%                  13.88%    12/13/1996
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
ING MFS Capital Opportunities Portfolio (Initial Class)        (25.87%)      0.33%                              6.18%    11/28/1997
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/ING MFS Capital Opportunities(3)   (25.87%)      0.33%      9.45%       8.84%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
ING MFS Emerging Equities Portfolio (Initial Class)            (26.32%)     (8.39%)                            (0.74%)   11/28/1997
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/ING MFS Emerging Equities(3)          (26.32%)     (8.39%)     1.13%       5.19%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
ING MFS Research Portfolio (Initial Class)                     (22.06%)     (3.56%)                             1.57%    11/28/1997
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/ING MFS Research(3)   (22.06%)     (3.57%)     0.78%       2.69%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
ING Scudder International Growth Portfolio (Initial Class)     (28.02%)     (3.79%)                             1.39%    11/28/1997
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VLIF International/ING Scudder International Growth(3) (28.02%)     (3.79%)     2.34%       5.83%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
ING T. Rowe Price Growth Equity Portfolio (Initial Class)      (11.54%)      1.66%                              7.57%    11/28/1997
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/ING T. Rowe Price Growth Equity(3)       (11.54%)      1.66%     10.80%      12.86%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)                            (8.31%)     (1.08%)     5.59%       7.21%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Asset Manager(SM) Portfolio (Initial Class)(1)  (5.50%)     (0.69%)     5.72%       7.66%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class)        (13.54%)     (0.87%)     8.83%                  14.09%    01/03/1995
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio (Initial Class)(1)      (6.35%)      1.59%      7.81%      11.96%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Initial Class)(1)            (18.87%)     (1.21%)    10.03%      11.75%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio (Initial Class)(1)       (13.03%)    (10.87%)    (4.99%)      3.75%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Index 500 Portfolio (Initial Class)            (13.40%)     (2.77%)     8.74%                  11.80%    08/27/1992
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio (Initial Class)(1)          (22.34%)     (4.53%)     1.23%       4.35%
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio (Institutional Shares) (40.37%)     (3.80%)     5.52%                  10.88%    09/13/1993
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio (Institutional Shares)           (6.07%)      4.16%     12.47%                  12.66%    09/13/1993
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio (Institutional Shares)     6.16%       3.63%      5.68%                   6.57%    09/13/1993
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio (Institutional Shares)            (25.86%)     (3.95%)     7.46%                  10.21%    09/13/1993
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)  (23.59%)      0.97%      9.50%                  14.08%    09/13/1993
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Strategic Income Series (Initial Class)                   3.22%       0.83%      1.21%                   2.75%    06/14/1994
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Series (Initial Class)                      (1.22%)      4.69%      8.71%                  11.56%    01/03/1995
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA(1)                       (32.30%)      2.34%      5.49%      10.12%
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA(1)                       (13.34%)     11.92%     13.72%      12.25%
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA(R)             (11.49%)     (1.54%)     5.16%                  12.01%    07/05/1995
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                               3.31%       1.92%      2.84%                   4.07%    05/03/1993
-----------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**   Reflects performance from the fund's inception date.

(1)  These funds have been in operation for more than ten years.

(2) The current yield for the subaccount for the seven-day period ended December 31, 2001 (on an annualized basis) was 0.73%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 7% early withdrawal charge is not reflected.

(3) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the income phase payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable income phase payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending upon the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but payments will increase thereafter only to the extent that the investment performance of the subaccounts you selected is greater than 5% annually after deduction of fees. Income phase payments would decline if the performance was less than 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the performance of the subaccounts selected.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process income phase payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:
Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be $40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly payment, the number of annuity units is determined to be
20.414. The value of this number of annuity units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.0014057. This is then multiplied by the annuity unit value for the prior valuation (assume such value to be $13.504376) to produce an annuity unit value of $13.523359 for the valuation occurring when the second payment is due. The second monthly income phase payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS


Ernst & Young LLP, 225 Asylum Street, Hartford, Connecticut 06103 are the independent auditors for the separate account and for the Company for the year ended December 31, 2001. Prior to May 3, 2001, KPMG LLP, One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103, were the independent auditors for the separate account and for the Company. The independent auditors provide services to the separate account that include primarily the audit of the separate account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS
                           VARIABLE ANNUITY ACCOUNT B
                                     INDEX

                                                                PAGE
                                                              --------
Statement of Assets and Liabilities.........................     S-2

Statement of Operations.....................................     S-9

Statements of Changes in Net Assets.........................     S-9

Condensed Financial Information.............................    S-10

Notes to Financial Statements...............................    S-24

Report of Independent Auditors..............................    S-47

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001
ASSETS:
Investments, at net asset value: (Note 1)

                                                                                                      Net
                                                               Shares              Cost            Assets
                                                               ------              ----            ------
  Aetna Ascent VP                                           1,088,304    $   15,815,611    $   13,875,871
  Aetna Balanced VP, Inc.                                  15,711,135       229,580,461       189,947,624
  Aetna Bond VP                                            11,155,136       143,268,042       144,459,012
  Aetna Crossroads VP                                       1,412,700        19,037,152        17,390,337
  Aetna GET Fund, Series D                                 12,314,500       124,353,556       119,943,234
  Aetna GET Fund, Series E                                 30,495,731       314,738,971       300,382,953
  Aetna GET Fund, Series G                                 17,292,535       173,328,945       171,369,027
  Aetna GET Fund, Series H                                 13,116,129       134,580,235       131,685,935
  Aetna GET Fund, Series I                                  8,784,141        88,253,709        87,402,202
  Aetna GET Fund, Series J                                  7,594,044        76,465,610        74,801,330
  Aetna GET Fund, Series K                                  8,873,577        90,164,047        88,558,302
  Aetna GET Fund, Series L                                  8,148,546        82,337,273        80,344,662
  Aetna GET Fund, Series M                                 12,555,053       126,755,617       123,165,075
  Aetna GET Fund, Series N                                 10,155,897       102,401,962       104,605,741
  Aetna GET Fund, Series P                                  8,251,720        82,819,738        83,012,301
  Aetna GET Fund, Series Q                                    161,926         1,619,591         1,620,348
  Aetna Growth and Income VP                               33,963,483       960,964,170       663,646,452
  Aetna Growth VP                                           5,403,321        55,538,229        52,088,016
  Aetna Index Plus Large Cap VP                            16,216,575       271,339,503       224,761,728
  Aetna Index Plus Mid Cap VP                                 680,504         9,502,672         9,214,027
  Aetna Index Plus Small Cap VP                               207,813         2,361,104         2,410,626
  Aetna International VP                                    1,011,511         7,745,617         7,990,934
  Aetna Legacy VP                                           1,947,177        24,416,643        23,346,657
  Aetna Money Market VP                                    21,987,775       291,406,975       293,026,678
  Aetna Small Company VP                                    3,751,585        60,925,431        62,576,432
  Aetna Technology VP                                       2,592,691        11,873,209        11,744,890
  Aetna Value Opportunity VP                                1,989,602        29,280,623        26,362,220
  AIM V.I. Funds:
    Capital Appreciation Fund                               1,082,359        34,045,585        23,508,842
    Government Securities Fund                                793,482         9,273,209         9,148,842
    Growth and Income Fund                                  2,121,662        61,162,059        42,857,568
    Growth Fund                                             1,695,601        46,594,677        27,756,988
    Value Fund                                              3,169,496        89,591,378        74,007,730
  Alger American Funds:
    Balanced Portfolio                                        287,877         4,087,017         3,765,427
    Income & Growth Portfolio                               1,067,110        14,454,506        11,279,354
    Leveraged AllCap Portfolio                                330,389        15,055,043        10,423,772
  Alliance Funds:
    Growth and Income Portfolio                             1,271,515        29,473,164        28,176,776
    Premier Growth Portfolio                                  339,110         9,849,017         8,532,015
    Quasar Portfolio                                           90,939           852,298           910,302
  American Century VP Funds:
    Balanced Fund                                             310,007         2,274,010         2,042,947
    International Fund                                        418,677         4,176,556         2,759,081
  Calvert Social Balanced Portfolio                         1,113,898         2,368,856         1,959,346
  Federated Insurance Series:
    American Leaders Fund II                                4,321,694        82,596,996        83,192,617

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

                                                                                                      Net
                                                               Shares              Cost            Assets
                                                               ------              ----            ------
    Equity Income Fund II                                   1,399,160    $   18,664,947    $   17,475,504
    Growth Strategies Fund II                               1,188,348        26,101,950        20,974,345
    High Income Bond Fund II                                2,707,153        25,753,022        20,899,224
    International Equity Fund II                              964,484        16,498,191        10,975,829
    Prime Money Fund II                                     8,811,721         8,811,721         8,811,721
    U.S. Government Securities Fund II                      1,023,793        11,168,962        11,701,955
    Utility Fund II                                         1,275,802        16,968,875        13,230,067
  Fidelity-Registered Trademark- Variable Insurance
    Products Funds:
    Asset Manager Portfolio -- Initial Class                  971,360        15,663,632        14,094,432
    Contrafund-Registered Trademark- Portfolio --
      Initial Class                                         8,643,758       204,483,677       173,998,846
    Equity-Income Portfolio -- Initial Class                8,484,355       200,043,432       193,019,070
    Growth Portfolio -- Initial Class                       4,978,243       230,739,612       167,318,754
    High Income Portfolio -- Initial Class                  6,144,285        50,562,454        39,384,866
    Index 500 Portfolio -- Initial Class                      774,834       112,730,031       100,782,644
    Investment Grade Bond Portfolio -- Initial Class          238,677         2,895,492         3,083,702
    Overseas Portfolio -- Initial Class                       714,297        13,935,474         9,914,449
  Janus Aspen Series:
    Aggressive Growth Portfolio -- I Shares                 6,451,608       230,159,108       141,806,354
    Balanced Portfolio -- I Shares                         10,644,264       259,828,435       240,241,035
    Flexible Income Portfolio -- I Shares                   2,053,192        23,727,351        23,940,216
    Growth Portfolio -- I Shares                            8,892,289       254,623,884       176,778,711
    Worldwide Growth Portfolio -- I Shares                 11,611,628       445,168,249       331,395,857
  MFS-Registered Trademark- Funds:
    Global Government Series                                  172,686         1,724,214         1,742,404
    Total Return Series                                     5,046,188        93,513,316        93,909,551
  Mitchell Hutchins Tactical Allocation Portfolio           1,129,585        17,186,186        14,334,434
  Oppenheimer Funds:
    Aggressive Growth Fund/VA                                 993,355        41,547,885        40,449,398
    Global Securities Fund/VA                                 718,166        19,410,146        16,402,909
    Main Street Growth & Income Fund/VA                     3,460,173        76,087,806        65,708,686
    Strategic Bond Fund/VA                                  6,253,640        29,081,847        28,891,817
  Pilgrim Funds:
    Emerging Markets Fund                                     184,958         1,316,419           911,844
    Natural Resources Trust Fund                              161,512         2,105,803         2,002,754
  Pilgrim Variable Funds:
    Growth Opportunities Portfolio -- Class S                  25,765           141,505           141,451
    Magna Cap Portfolio -- Class S                             47,941           424,228           430,510
    Mid Cap Opportunities Portfolio -- Class S                143,159           854,323           864,683
    Small Cap Opportunities Portfolio -- Class S               67,872         1,253,809         1,280,069
  Portfolio Partners, Inc. (PPI):
    PPI MFS Capital Opportunities Portfolio -- I Class      2,316,819       100,026,276        62,832,128
    PPI MFS Emerging Equities Portfolio -- I Class          2,247,369       104,364,788        91,535,353
    PPI MFS Research Growth Portfolio -- I Class            8,567,145       110,137,720        69,393,878
    PPI Scudder International Growth Portfolio -- I
      Class                                                 3,035,807        30,089,100        30,449,146
    PPI T. Rowe Price Growth Equity Portfolio -- I
      Class                                                 1,972,530       116,031,960        89,395,051
  Prudential Jennison Portfolio                                39,217           702,834           723,553
  SP Jennison International Growth Portfolio                   10,918            58,630            59,286
                                                                         --------------    --------------
NET ASSETS                                                               $6,851,316,361    $5,771,340,707
                                                                         ==============    ==============

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

NET ASSETS REPRESENTED BY:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and
6)

Aetna Ascent VP
    Annuity contracts in accumulation.......................    $   13,540,715
    Annuity contracts in payment period.....................           335,156
Aetna Balanced VP, Inc.
    Annuity contracts in accumulation.......................       152,717,924
    Annuity contracts in payment period.....................        37,229,700
Aetna Bond VP
    Annuity contracts in accumulation.......................       135,538,187
    Annuity contracts in payment period.....................         8,920,825
Aetna Crossroads VP
    Annuity contracts in accumulation.......................        15,875,749
    Annuity contracts in payment period.....................         1,514,588
Aetna GET Fund, Series D
    Annuity contracts in accumulation.......................       119,943,234
Aetna GET Fund, Series E
    Annuity contracts in accumulation.......................       300,382,953
Aetna GET Fund, Series G
    Annuity contracts in accumulation.......................       171,369,027
Aetna GET Fund, Series H
    Annuity contracts in accumulation.......................       131,685,935
Aetna GET Fund, Series I
    Annuity contracts in accumulation.......................        87,402,202
Aetna GET Fund, Series J
    Annuity contracts in accumulation.......................        74,801,330
Aetna GET Fund, Series K
    Annuity contracts in accumulation.......................        88,558,302
Aetna GET Fund, Series L
    Annuity contracts in accumulation.......................        80,344,662
Aetna GET Fund, Series M
    Annuity contracts in accumulation.......................       123,165,075
Aetna GET Fund, Series N
    Annuity contracts in accumulation.......................       104,605,741
Aetna GET Fund, Series P
    Annuity contracts in accumulation.......................        83,012,301
Aetna GET Fund, Series Q
    Annuity contracts in accumulation.......................         1,620,348
Aetna Growth and Income VP
    Annuity contracts in accumulation.......................       535,753,075
    Annuity contracts in payment period.....................       127,893,377
Aetna Growth VP
    Annuity contracts in accumulation.......................        47,460,299
    Annuity contracts in payment period.....................         4,627,717
Aetna Index Plus Large Cap VP
    Annuity contracts in accumulation.......................       181,854,675
    Annuity contracts in payment period.....................        42,907,053
Aetna Index Plus Mid Cap VP
    Annuity contracts in accumulation.......................         9,214,027

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

Aetna Index Plus Small Cap VP
    Annuity contracts in accumulation.......................    $    2,410,626
Aetna International VP
    Annuity contracts in accumulation.......................         7,627,170
    Annuity contracts in payment period.....................           363,764
Aetna Legacy VP
    Annuity contracts in accumulation.......................        20,015,480
    Annuity contracts in payment period.....................         3,331,177
Aetna Money Market VP
    Annuity contracts in accumulation.......................       283,692,298
    Annuity contracts in payment period.....................         9,334,380
Aetna Small Company VP
    Annuity contracts in accumulation.......................        58,389,629
    Annuity contracts in payment period.....................         4,186,803
Aetna Technology VP
    Annuity contracts in accumulation.......................        11,744,890
Aetna Value Opportunity VP
    Annuity contracts in accumulation.......................        26,362,220
AIM V.I. Funds:
  Capital Appreciation Fund
    Annuity contracts in accumulation.......................        22,655,949
    Annuity contracts in payment period.....................           852,893
  Government Securities Fund
    Annuity contracts in accumulation.......................         9,148,842
  Growth and Income Fund
    Annuity contracts in accumulation.......................        38,679,045
    Annuity contracts in payment period.....................         4,178,523
  Growth Fund
    Annuity contracts in accumulation.......................        26,700,689
    Annuity contracts in payment period.....................         1,056,299
  Value Fund
    Annuity contracts in accumulation.......................        70,561,466
    Annuity contracts in payment period.....................         3,446,264
Alger American Funds:
  Balanced Portfolio
    Annuity contracts in accumulation.......................         3,765,427
  Income & Growth Portfolio
    Annuity contracts in accumulation.......................        11,279,354
  Leveraged AllCap Portfolio
    Annuity contracts in accumulation.......................        10,423,772
Alliance Funds:
  Growth and Income Portfolio
    Annuity contracts in accumulation.......................        28,176,776
  Premier Growth Portfolio
    Annuity contracts in accumulation.......................         8,532,015
  Quasar Portfolio
    Annuity contracts in accumulation.......................           910,302
American Century VP Funds:
  Balanced Fund
    Annuity contracts in accumulation.......................         2,042,947

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

  International Fund
    Annuity contracts in accumulation.......................    $    2,759,081
Calvert Social Balanced Portfolio
    Annuity contracts in accumulation.......................         1,959,346
Federated Insurance Series:
  American Leaders Fund II
    Annuity contracts in accumulation.......................        83,034,442
    Annuity contracts in payment period.....................           158,175
  Equity Income Fund II
    Annuity contracts in accumulation.......................        17,415,666
    Annuity contracts in payment period.....................            59,838
  Growth Strategies Fund II
    Annuity contracts in accumulation.......................        20,974,345
  High Income Bond Fund II
    Annuity contracts in accumulation.......................        20,876,591
    Annuity contracts in payment period.....................            22,633
  International Equity Fund II
    Annuity contracts in accumulation.......................        10,925,630
    Annuity contracts in payment period.....................            50,199
  Prime Money Fund II
    Annuity contracts in accumulation.......................         8,811,721
  U.S. Government Securities Fund II
    Annuity contracts in accumulation.......................        11,701,955
  Utility Fund II
    Annuity contracts in accumulation.......................        13,189,192
    Annuity contracts in payment period.....................            40,875
Fidelity-Registered Trademark- Variable Insurance Products
  Funds:
  Asset Manager Portfolio -- Initial Class
    Annuity contracts in accumulation.......................        14,094,432
  Contrafund-Registered Trademark- Portfolio -- Initial
    Class
    Annuity contracts in accumulation.......................       173,998,846
  Equity-Income Portfolio -- Initial Class
    Annuity contracts in accumulation.......................       193,019,070
  Growth Portfolio -- Initial Class
    Annuity contracts in accumulation.......................       167,318,754
  High Income Portfolio -- Initial Class
    Annuity contracts in accumulation.......................        38,455,260
    Annuity contracts in payment period.....................           929,606
  Index 500 Portfolio -- Initial Class
    Annuity contracts in accumulation.......................       100,782,644
  Investment Grade Bond Portfolio -- Initial Class
    Annuity contracts in accumulation.......................         3,083,702
  Overseas Portfolio -- Initial Class
    Annuity contracts in accumulation.......................         9,914,449
Janus Aspen Series:
  Aggressive Growth Portfolio -- I Shares
    Annuity contracts in accumulation.......................       141,806,354
  Balanced Portfolio -- I Shares
    Annuity contracts in accumulation.......................       240,241,035
  Flexible Income Portfolio -- I Shares
    Annuity contracts in accumulation.......................        23,940,216

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

  Growth Portfolio -- I Shares
    Annuity contracts in accumulation.......................    $  165,825,143
    Annuity contracts in payment period.....................        10,953,568
  Worldwide Growth Portfolio -- I Shares
    Annuity contracts in accumulation.......................       319,679,090
    Annuity contracts in payment period.....................        11,716,767
MFS-Registered Trademark- Funds:
  Global Government Series
    Annuity contracts in accumulation.......................         1,742,404
  Total Return Series
    Annuity contracts in accumulation.......................        93,909,551
Mitchell Hutchins Tactical Allocation Portfolio
    Annuity contracts in accumulation.......................        14,334,434
Oppenheimer Funds:
  Aggressive Growth Fund/VA
    Annuity contracts in accumulation.......................        39,285,820
    Annuity contracts in payment period.....................         1,163,578
  Global Securities Fund/VA
    Annuity contracts in accumulation.......................        16,402,909
  Main Street Growth & Income Fund/VA
    Annuity contracts in accumulation.......................        62,764,050
    Annuity contracts in payment period.....................         2,944,636
  Strategic Bond Fund/VA
    Annuity contracts in accumulation.......................        28,186,645
    Annuity contracts in payment period.....................           705,172
Pilgrim Funds:
  Emerging Markets Fund
    Annuity contracts in accumulation.......................           911,844
  Natural Resources Trust Fund
    Annuity contracts in accumulation.......................         2,002,754
Pilgrim Variable Funds:
  Growth Opportunities Portfolio -- Class S
    Annuity contracts in accumulation.......................           141,451
  Magna Cap Portfolio -- Class S
    Annuity contracts in accumulation.......................           430,510
  Mid Cap Opportunities Portfolio -- Class S
    Annuity contracts in accumulation.......................           864,683
  Small Cap Opportunities Portfolio -- Class S
    Annuity contracts in accumulation.......................         1,280,069
Portfolio Partners, Inc. (PPI):
  PPI MFS Capital Opportunities Portfolio -- I Class
    Annuity contracts in accumulation.......................        58,410,271
    Annuity contracts in payment period.....................         4,421,857
  PPI MFS Emerging Equities Portfolio -- I Class
    Annuity contracts in accumulation.......................        89,074,576
    Annuity contracts in payment period.....................         2,460,777
  PPI MFS Research Growth Portfolio -- I Class
    Annuity contracts in accumulation.......................        69,393,878
  PPI Scudder International Growth Portfolio -- I Class
    Annuity contracts in accumulation.......................        29,651,417
    Annuity contracts in payment period.....................           797,729

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

  PPI T. Rowe Price Growth Equity Portfolio -- I Class
    Annuity contracts in accumulation.......................    $   87,329,290
    Annuity contracts in payment period.....................         2,065,761
Prudential Jennison Portfolio
    Annuity contracts in accumulation.......................           723,553
SP Jennison International Growth Portfolio
    Annuity contracts in accumulation.......................            59,286
                                                                --------------
                                                                $5,771,340,707
                                                                ==============

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT B

STATEMENT OF OPERATIONS

                                                                    YEAR ENDED
                                                                DECEMBER 31, 2001
                                                                -----------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
Dividends...................................................     $   218,813,159
Expenses: (Notes 2 and 5)
  Valuation period deductions...............................         (78,210,934)
                                                                 ---------------
Net investment income.......................................     $   140,602,225
                                                                 ---------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on sales of investments: (Notes 1, 4 and
  5)
  Proceeds from sales.......................................     $ 2,444,944,910
  Cost of investments sold..................................      (3,030,846,267)
                                                                 ---------------
  Net realized loss on investments..........................        (585,901,357)
                                                                 ---------------
Net unrealized loss on investments: (Note 5)
  Beginning of year.........................................        (650,455,465)
  End of year...............................................      (1,079,975,654)
                                                                 ---------------
    Net change in unrealized loss on investments............        (429,520,189)
                                                                 ---------------
Net realized and unrealized loss on investments.............      (1,015,421,546)
                                                                 ---------------
Net decrease in net assets resulting from operations........     $  (874,819,321)
                                                                 ---------------

See Notes to Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     YEAR ENDED DECEMBER 31,
                                                                     2001               2000
                                                                     ----               ----
FROM OPERATIONS:
Net investment income.......................................    $   140,602,225    $   443,418,285
Net realized (loss) gain on investments.....................       (585,901,357)       331,595,273
Net change in unrealized loss on investments................       (429,520,189)    (1,510,718,463)
                                                                ---------------    ---------------
Net decrease in net assets resulting from operations........       (874,819,321)      (735,704,905)
                                                                ---------------    ---------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments.................        238,895,881        587,979,766
Transfers from the Company for mortality guarantee
  adjustments...............................................          6,961,311          1,823,656
Transfer from the Company's other variable annuity
  accounts..................................................        566,193,784        813,910,948
Redemptions by contract holders.............................       (458,712,625)      (481,282,116)
Annuity payments............................................        (37,204,692)       (40,923,357)
Other.......................................................          5,760,734          4,610,611
                                                                ---------------    ---------------
  Net increase in net assets from unit transactions (Note
    6)......................................................        321,894,393        886,119,508
                                                                ---------------    ---------------
Change in net assets........................................       (552,924,928)       150,414,603
NET ASSETS:
Beginning of year...........................................      6,324,265,635      6,173,851,032
                                                                ---------------    ---------------
End of year.................................................    $ 5,771,340,707    $ 6,324,265,635
                                                                ---------------    ---------------

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001

----------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit                                                                   Units
                                              --------                                                 Investment     Outstanding
                                       Beginning      End of      Total                 Expense          Income          at End
                                        of Year        Year       Return                 Ratio            Ratio         of Year
----------------------------------------------------------------------------------------------------------------------------------
AETNA ASCENT VP:                                                                     .45% to 2.25%         1.59%
Non-Qualified V                         $ 17.566     $ 15.344     (12.65%)                                               76,069.1
Non-Qualified V (0.75)                    17.996       15.799     (12.21%)                                              123,989.2
Non-Qualified VII                         17.415       15.187     (12.79%)                                              554,667.1
Non-Qualified VIII                        15.521       13.557     (12.65%)                                              121,058.6
Non-Qualified IX                          17.403       15.163     (12.87%)                                                  671.0
Non-Qualified X                           17.786       15.591     (12.34%)                                               21,776.1
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
AETNA BALANCED VP, INC.:                                                             .45% to 2.25%         5.84%
Non-Qualified V                           24.163       22.856      (5.41%)                                            1,725,814.1
Non-Qualified V (0.75)                    24.755       23.535      (4.93%)                                            1,282,885.1
Non-Qualified VI                          20.348       19.259      (5.35%)                                               26,628.7
Non-Qualified VII                         23.622       22.309      (5.56%)                                            1,777,783.9
Non-Qualified VIII                        16.759       15.852      (5.41%)                                              387,906.9
Non-Qualified IX                          23.939       22.588      (5.64%)                                               16,028.2
Non-Qualified X                           24.379       23.119      (5.17%)                                              340,426.1
Non-Qualified XI                          20.530       19.481      (5.11%)                                                3,129.6
Non-Qualified XII                         11.741       11.157      (4.97%)                                                5,807.6
Non-Qualified XIII                        11.457       10.870      (5.12%)                                            1,075,273.9
Non-Qualified XIV                         11.372       10.757      (5.41%)                                              759,422.0
Non-Qualified XV                          11.330       10.701      (5.55%)                                              390,129.6
Non-Qualified XVI                          9.532        8.998      (5.60%)                                              255,686.3
Non-Qualified XVII                        29.875       30.012       0.46%     (10)                                           32.2
Non-Qualified XVIII                        9.520        8.945      (6.04%)                                               74,574.8
Non-Qualified XIX                          9.524        8.963      (5.89%)                                              156,037.8
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
AETNA BOND VP:                                                                       .45% to 2.25%         6.51%
Non-Qualified V                           15.147       16.266       7.39%                                               862,575.0
Non-Qualified V (0.75)                    15.519       16.749       7.93%                                             1,582,542.7
Non-Qualified VI                          13.860       14.892       7.45%                                                54,433.1
Non-Qualified VII                         14.811       15.880       7.22%                                             2,227,649.4
Non-Qualified VIII                        12.640       13.573       7.38%                                               512,374.0
Non-Qualified IX                          15.007       16.075       7.12%                                                13,589.4
Non-Qualified X                           15.229       16.378       7.54%                                               362,413.1
Non-Qualified XI                          13.934       14.995       7.61%                                                 5,034.9
Non-Qualified XII                         11.121       11.996       7.87%                                                   808.9
Non-Qualified XIII                        11.018       11.867       7.71%                                             1,338,811.7
Non-Qualified XIV                         10.937       11.743       7.37%                                             1,394,133.1
Non-Qualified XV                          10.896       11.682       7.21%                                               504,705.6
Non-Qualified XVI                         10.472       11.222       7.16%                                               358,474.3
Non-Qualified XVIII                       10.459       11.157       6.67%                                               134,013.2
Non-Qualified XIX                         10.463       11.178       6.83%                                               174,378.2
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
AETNA CROSSROADS VP:                                                                 .45% to 2.25%         2.50%
Non-Qualified V                           16.295       14.966      (8.16%)                                               99,985.8
Non-Qualified V (0.75)                    16.694       15.410      (7.69%)                                              120,718.7
Non-Qualified VII                         16.155       14.814      (8.30%)                                              671,069.7
Non-Qualified VIII                        14.665       13.468      (8.16%)                                              177,459.5
Non-Qualified X                           16.499       15.207      (7.83%)                                                9,895.0
Non-Qualified XVII                        16.387       15.133      (7.65%)                                                2,468.9
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES D:                                                            .70% to 2.15%         1.44%
Non-Qualified V                           10.188       10.235       0.46%                                             1,682,213.2
Non-Qualified V (0.75)                    10.301       10.402       0.98%                                             1,182,191.8
Non-Qualified VII                         10.150       10.181       0.31%                                             3,609,935.1
Non-Qualified VIII                        10.199       10.246       0.46%                                             1,702,121.6
Non-Qualified IX                          10.131       10.153       0.22%                                                   307.4
Non-Qualified X                           10.188       10.235       0.46%                                               150,204.9
Non-Qualified XIII                        10.258       10.337       0.77%                                             1,397,580.0
Non-Qualified XIV                         10.190       10.237       0.46%                                             1,561,773.4
Non-Qualified XV                          10.156       10.187       0.31%                                               418,259.5
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------  --------------

                                       Net Assets
                                         at End
                                        of Year
-----------------------------------
AETNA ASCENT VP:
Non-Qualified V                      $    1,167,204
Non-Qualified V (0.75)                    1,958,905
Non-Qualified VII                         8,423,729
Non-Qualified VIII                        1,641,192
Non-Qualified IX                             10,174
Non-Qualified X                             339,511
Annuity contracts in payment period         335,156
-----------------------------------
AETNA BALANCED VP, INC.:
Non-Qualified V                          39,445,206
Non-Qualified V (0.75)                   30,192,700
Non-Qualified VI                            512,842
Non-Qualified VII                        39,660,581
Non-Qualified VIII                        6,149,100
Non-Qualified IX                            362,046
Non-Qualified X                           7,870,310
Non-Qualified XI                             60,968
Non-Qualified XII                            64,795
Non-Qualified XIII                       11,688,227
Non-Qualified XIV                         8,169,102
Non-Qualified XV                          4,174,777
Non-Qualified XVI                         2,300,665
Non-Qualified XVII                              966
Non-Qualified XVIII                         667,072
Non-Qualified XIX                         1,398,567
Annuity contracts in payment period      37,229,700
-----------------------------------
AETNA BOND VP:
Non-Qualified V                          14,030,645
Non-Qualified V (0.75)                   26,506,008
Non-Qualified VI                            810,618
Non-Qualified VII                        35,375,072
Non-Qualified VIII                        6,954,452
Non-Qualified IX                            218,450
Non-Qualified X                           5,935,602
Non-Qualified XI                             75,498
Non-Qualified XII                             9,704
Non-Qualified XIII                       15,887,678
Non-Qualified XIV                        16,371,305
Non-Qualified XV                          5,895,971
Non-Qualified XVI                         4,022,799
Non-Qualified XVIII                       1,495,185
Non-Qualified XIX                         1,949,200
Annuity contracts in payment period       8,920,825
-----------------------------------
AETNA CROSSROADS VP:
Non-Qualified V                           1,496,387
Non-Qualified V (0.75)                    1,860,275
Non-Qualified VII                         9,941,227
Non-Qualified VIII                        2,390,024
Non-Qualified X                             150,474
Non-Qualified XVII                           37,362
Annuity contracts in payment period       1,514,588
-----------------------------------
AETNA GET FUND, SERIES D:
Non-Qualified V                          17,217,452
Non-Qualified V (0.75)                   12,297,159
Non-Qualified VII                        36,752,749
Non-Qualified VIII                       17,439,938
Non-Qualified IX                              3,121
Non-Qualified X                           1,537,347
Non-Qualified XIII                       14,446,784
Non-Qualified XIV                        15,987,874
Non-Qualified XV                          4,260,810
-----------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------
                                               Value                                                                     Units
                                              Per Unit
                                              --------
                                       Net Assets                                                      Investment     Outstanding
                                       BeatnEndg      End of      Total                 Expense          Income          at End
                                        of Year        Year       Return                 Ratio            Ratio         of Year
----------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES E:                                                            1.00% to 2.40%        0.78%
Non-Qualified V                         $ 10.139     $ 10.068      (0.70%)                                            1,517,298.0
Non-Qualified V (0.75)                    10.218       10.197      (0.21%)                                              197,595.1
Non-Qualified VII                         10.081        9.968      (1.12%)                                            3,265,872.1
Non-Qualified VIII                        10.105       10.007      (0.97%)                                              412,301.5
Non-Qualified X                           10.145       10.073      (0.71%)                                              106,210.6
Non-Qualified XIII                        10.152       10.084      (0.67%)                                            9,107,348.5
Non-Qualified XIV                         10.105       10.007      (0.97%)                                            8,446,206.0
Non-Qualified XV                          10.081        9.968      (1.12%)                                            6,920,371.4
----------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES G:                                                            1.00% to 2.40%        0.38%
Non-Qualified V                            9.914        9.903      (0.11%)                                              212,337.3
Non-Qualified V (0.75)                     9.978       10.018       0.40%                                               176,706.3
Non-Qualified VII                          9.866        9.815      (0.52%)                                            2,271,252.4
Non-Qualified VIII                         9.886        9.849      (0.37%)                                              284,930.3
Non-Qualified X                            9.920        9.910      (0.10%)                                               12,410.2
Non-Qualified XIII                         9.925        9.919      (0.06%)                                            4,727,604.0
Non-Qualified XIV                          9.886        9.849      (0.37%)                                            6,503,863.6
Non-Qualified XV                           9.866        9.815      (0.52%)                                            3,191,517.5
----------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES H:                                                            1.00% to 2.40%        0.47%
Non-Qualified V                           10.069        9.985      (0.83%)                                              104,877.8
Non-Qualified V (0.75)                    10.121       10.088      (0.33%)                                               49,219.1
Non-Qualified VII                         10.031        9.907      (1.24%)                                            1,451,934.2
Non-Qualified VIII                        10.047        9.938      (1.08%)                                              102,689.4
Non-Qualified IX                          10.043        9.934      (1.09%)                                                  470.3
Non-Qualified X                           10.075        9.992      (0.82%)                                                  989.5
Non-Qualified XIII                        10.079       10.000      (0.78%)                                            4,489,408.2
Non-Qualified XIV                         10.047        9.938      (1.08%)                                            4,727,543.2
Non-Qualified XV                          10.031        9.907      (1.24%)                                            2,306,087.0
----------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES I:                                                            1.35% to 2.40%        0.25%
Non-Qualified VII                          9.850        9.775      (0.76%)                                              356,212.3
Non-Qualified VIII                         9.862        9.802      (0.61%)                                               27,299.0
Non-Qualified XIII                         9.886        9.856      (0.30%)                                            2,750,608.9
Non-Qualified XIV                          9.862        9.802      (0.61%)                                            3,503,071.1
Non-Qualified XV                           9.850        9.775      (0.76%)                                            2,271,666.3
----------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES J:                                                            1.35% to 2.40%        0.18%
Non-Qualified VII                          9.722        9.661      (0.63%)                                              216,729.0
Non-Qualified VIII                         9.730        9.684      (0.47%)                                               36,672.8
Non-Qualified XIII                         9.746        9.730      (0.16%)                                            2,141,039.3
Non-Qualified XIV                          9.730        9.684      (0.47%)                                            3,401,459.2
Non-Qualified XV                           9.722        9.661      (0.63%)                                            1,923,230.4
----------------------------------------------------------------------------------------------------------------------------------
AETBA GET FUND, SERIES K:                                                            1.35% to 2.40%        0.00%
Non-Qualified VII                         10.036        9.766      (2.69%)                                               78,143.7
Non-Qualified VIII                        10.040        9.786      (2.53%)                                                4,926.2
Non-Qualified XIII                        10.049        9.824      (2.24%)                                            1,511,453.1
Non-Qualified XIV                         10.040        9.786      (2.53%)                                            2,113,395.5
Non-Qualified XV                          10.036        9.766      (2.69%)                                              936,724.1
Non-Qualified XVI                         10.009        9.735      (2.74%)                                            1,763,129.2
Non-Qualified XVIII                        9.997        9.678      (3.19%)                                            1,224,137.5
Non-Qualified XIX                         10.001        9.697      (3.04%)                                            1,449,667.5
----------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES L:                                                            1.35% to 2.40%        4.63%
Non-Qualified VII                         10.014        9.923      (0.91%)     (1)                                       97,143.3
Non-Qualified VIII                        10.051        9.939      (1.11%)     (1)                                       29,165.1
Non-Qualified XIII                        10.017        9.971      (0.46%)                                            1,457,277.8
Non-Qualified XIV                         10.016        9.939      (0.77%)                                              927,449.4
Non-Qualified XV                          10.015        9.923      (0.92%)                                              829,950.2
Non-Qualified XVI                         10.015        9.918      (0.97%)                                            2,113,062.2
Non-Qualified XVIII                       10.023        9.870      (1.53%)     (1)                                    1,083,226.6
Non-Qualified XIX                         10.013        9.886      (1.27%)                                            1,563,625.9
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------
AETNA GET FUND, SERIES E:
Non-Qualified V                      $   15,276,156
Non-Qualified V (0.75)                    2,014,877
Non-Qualified VII                        32,554,213
Non-Qualified VIII                        4,125,901
Non-Qualified X                           1,069,859
Non-Qualified XIII                       91,838,502
Non-Qualified XIV                        84,521,183
Non-Qualified XV                         68,982,262
-----------------------------------
AETNA GET FUND, SERIES G:
Non-Qualified V                           2,102,776
Non-Qualified V (0.75)                    1,770,244
Non-Qualified VII                        22,292,342
Non-Qualified VIII                        2,806,279
Non-Qualified X                             122,985
Non-Qualified XIII                       46,893,104
Non-Qualified XIV                        64,056,553
Non-Qualified XV                         31,324,744
-----------------------------------
AETNA GET FUND, SERIES H:
Non-Qualified V                           1,047,205
Non-Qualified V (0.75)                      496,522
Non-Qualified VII                        14,384,312
Non-Qualified VIII                        1,020,527
Non-Qualified IX                              4,672
Non-Qualified X                               9,887
Non-Qualified XIII                       44,894,082
Non-Qualified XIV                        46,982,324
Non-Qualified XV                         22,846,404
-----------------------------------
AETNA GET FUND, SERIES I:
Non-Qualified VII                         3,481,975
Non-Qualified VIII                          267,585
Non-Qualified XIII                       27,110,001
Non-Qualified XIV                        34,337,103
Non-Qualified XV                         22,205,538
-----------------------------------
AETNA GET FUND, SERIES J:
Non-Qualified VII                         2,093,819
Non-Qualified VIII                          355,139
Non-Qualified XIII                       20,832,312
Non-Qualified XIV                        32,939,731
Non-Qualified XV                         18,580,329
-----------------------------------
AETBA GET FUND, SERIES K:
Non-Qualified VII                           763,151
Non-Qualified VIII                           48,208
Non-Qualified XIII                       14,848,515
Non-Qualified XIV                        20,681,688
Non-Qualified XV                          9,148,048
Non-Qualified XVI                        17,164,063
Non-Qualified XVIII                      11,847,203
Non-Qualified XIX                        14,057,426
-----------------------------------
AETNA GET FUND, SERIES L:
Non-Qualified VII                           963,953
Non-Qualified VIII                          289,872
Non-Qualified XIII                       14,530,517
Non-Qualified XIV                         9,217,920
Non-Qualified XV                          8,235,596
Non-Qualified XVI                        20,957,351
Non-Qualified XVIII                      10,691,447
Non-Qualified XIX                        15,458,006
-----------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------
                                               Value                                                                     Units
                                              Per Unit
                                              --------
                                       Net Assets                                                      Investment     Outstanding
                                       BeatnEndg      End of      Total                 Expense          Income          at End
                                        of Year        Year       Return                 Ratio            Ratio         of Year
----------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES M:                                                            1.45% to 2.40%        3.29%
Non-Qualified VII                       $ 10.005     $  9.836      (1.69%)     (2)                                      205,866.1
Non-Qualified VIII                        10.012        9.848      (1.64%)     (2)                                       17,603.3
Non-Qualified XIII                        10.005        9.872      (1.33%)     (2)                                    1,579,244.5
Non-Qualified XIV                         10.002        9.848      (1.54%)     (2)                                    1,529,222.4
Non-Qualified XV                          10.011        9.836      (1.75%)     (2)                                      830,126.1
Non-Qualified XVI                         10.018        9.832      (1.86%)     (3)                                    4,033,463.4
Non-Qualified XVIII                       10.019        9.796      (2.23%)     (3)                                    2,002,817.5
Non-Qualified XIX                         10.022        9.808      (2.14%)     (3)                                    2,332,280.1
----------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES N:                                                            1.45% to 2.40%        1.44%
Non-Qualified VII                         10.009       10.279       2.70%      (5)                                      506,633.7
Non-Qualified VIII                        10.009       10.288       2.79%      (5)                                        3,138.6
Non-Qualified XIII                        10.003       10.305       3.02%      (5)                                    1,261,949.6
Non-Qualified XIV                         10.010       10.288       2.78%      (5)                                      942,831.0
Non-Qualified XV                          10.006       10.279       2.73%      (6)                                      557,403.3
Non-Qualified XVI                         10.003       10.276       2.73%      (5)                                    3,716,836.9
Non-Qualified XVIII                       10.032       10.251       2.18%      (8)                                    1,186,388.5
Non-Qualified XIX                         10.002       10.259       2.57%      (5)                                    2,005,662.6
----------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES P:                                                            1.45% to 2.40%        0.12%
Non-Qualified VII                          9.997       10.020       0.23%      (8)                                      516,506.7
Non-Qualified VIII                         9.997       10.025       0.28%      (8)                                       61,726.6
Non-Qualified XIII                         9.998       10.034       0.36%      (8)                                    1,023,951.1
Non-Qualified XIV                          9.998       10.025       0.27%      (8)                                      711,645.3
Non-Qualified XV                           9.997       10.020       0.23%      (8)                                      455,060.3
Non-Qualified XVI                          9.997       10.018       0.21%      (8)                                    2,390,243.0
Non-Qualified XVIII                        9.996       10.004       0.08%      (8)                                    1,649,971.3
Non-Qualified XIX                          9.997       10.009       0.12%      (8)                                    1,478,474.9
----------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES Q:                                                            .95% to 1.90%         0.00%
Non-Qualified VII                         10.000        9.999      (0.01%)    (11)                                       27,343.5
Non-Qualified VIII                         9.999       10.000       0.01%     (11)                                        1,669.4
Non-Qualified XIII                        10.000       10.002       0.02%     (11)                                       29,828.3
Non-Qualified XIV                         10.000       10.000       0.00%     (11)                                       29,133.7
Non-Qualified XVI                         10.000        9.999      (0.01%)    (11)                                       41,105.9
Non-Qualified XVIII                       10.000        9.997      (0.03%)    (11)                                        5,527.1
Non-Qualified XIX                         10.000        9.998      (0.02%)    (11)                                       27,434.9
----------------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP:                                                          .45% to 2.25%         0.60%
Non-Qualified 1964                       272.607      219.661     (19.42%)                                                  958.7
Non-Qualified V                           25.397       20.465     (19.42%)                                            5,447,988.0
Non-Qualified V (0.75)                    26.020       21.072     (19.02%)                                            8,597,330.9
Non-Qualified VI                          23.810       19.197     (19.37%)                                            1,307,273.8
Non-Qualified VII                         25.247       20.311     (19.55%)                                            5,533,622.8
Non-Qualified VIII                        16.928       13.640     (19.42%)                                            1,051,190.1
Non-Qualified IX                          25.162       20.224     (19.62%)                                               80,697.9
Non-Qualified X                           25.624       20.700     (19.22%)                                            2,540,138.3
Non-Qualified XI                          24.023       19.418     (19.17%)                                               36,261.2
Non-Qualified XII                         10.495        8.495     (19.06%)                                               35,672.2
Non-Qualified XIII                        10.140        8.195     (19.18%)                                            1,650,395.2
Non-Qualified XIV                         10.065        8.110     (19.42%)                                            1,759,668.7
Non-Qualified XV                          10.028        8.067     (19.56%)                                              598,187.7
Non-Qualified XVI                          8.973        7.215     (19.59%)                                              229,034.9
Non-Qualified XVII                       251.601      203.849     (18.98%)                                                  251.7
Non-Qualified XVIII                        8.962        7.173     (19.96%)                                               70,511.4
Non-Qualified XIX                          8.965        7.187     (19.83%)                                              140,248.8
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH VP:                                                                     .45% to 2.25%        12.13%
Non-Qualified V                           20.761       14.953     (27.98%)                                              114,784.7
Non-Qualified V (0.75)                    21.151       15.311     (27.61%)                                              662,293.1
Non-Qualified VII                         20.638       14.840     (28.09%)                                              801,460.5
Non-Qualified VIII                        20.755       14.948     (27.98%)                                              312,227.8
Non-Qualified IX                          20.569       14.777     (28.16%)                                                8,426.6
Non-Qualified XII                         13.184        9.539     (27.65%)                                                8,282.1

-----------------------------------
AETNA GET FUND, SERIES M:
Non-Qualified VII                    $    2,024,899
Non-Qualified VIII                          173,357
Non-Qualified XIII                       15,590,302
Non-Qualified XIV                        15,059,782
Non-Qualified XV                          8,165,120
Non-Qualified XVI                        39,657,012
Non-Qualified XVIII                      19,619,600
Non-Qualified XIX                        22,875,003
-----------------------------------
AETNA GET FUND, SERIES N:
Non-Qualified VII                         5,207,688
Non-Qualified VIII                           32,290
Non-Qualified XIII                       13,004,391
Non-Qualified XIV                         9,699,845
Non-Qualified XV                          5,729,549
Non-Qualified XVI                        38,194,216
Non-Qualified XVIII                      12,161,669
Non-Qualified XIX                        20,576,093
-----------------------------------
AETNA GET FUND, SERIES P:
Non-Qualified VII                         5,175,397
Non-Qualified VIII                          618,809
Non-Qualified XIII                       10,274,325
Non-Qualified XIV                         7,134,244
Non-Qualified XV                          4,559,704
Non-Qualified XVI                        23,945,454
Non-Qualified XVIII                      16,506,313
Non-Qualified XIX                        14,798,055
-----------------------------------
AETNA GET FUND, SERIES Q:
Non-Qualified VII                           273,408
Non-Qualified VIII                           16,694
Non-Qualified XIII                          298,343
Non-Qualified XIV                           291,337
Non-Qualified XVI                           411,018
Non-Qualified XVIII                          55,254
Non-Qualified XIX                           274,294
-----------------------------------
AETNA GROWTH AND INCOME VP:
Non-Qualified 1964                          210,583
Non-Qualified V                         111,493,075
Non-Qualified V (0.75)                  181,162,957
Non-Qualified VI                         25,095,735
Non-Qualified VII                       112,393,412
Non-Qualified VIII                       14,338,233
Non-Qualified IX                          1,632,035
Non-Qualified X                          52,580,862
Non-Qualified XI                            704,120
Non-Qualified XII                           303,035
Non-Qualified XIII                       13,524,989
Non-Qualified XIV                        14,270,913
Non-Qualified XV                          4,825,580
Non-Qualified XVI                         1,652,487
Non-Qualified XVII                           51,313
Non-Qualified XVIII                         505,778
Non-Qualified XIX                         1,007,968
Annuity contracts in payment period     127,893,377
-----------------------------------
AETNA GROWTH VP:
Non-Qualified V                           1,716,376
Non-Qualified V (0.75)                   10,140,370
Non-Qualified VII                        11,893,674
Non-Qualified VIII                        4,667,181
Non-Qualified IX                            124,520
Non-Qualified XII                            79,003

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------
                                               Value                                                                     Units
                                              Per Unit
                                              --------
                                       Net Assets                                                      Investment     Outstanding
                                       BeatnEndg      End of      Total                 Expense          Income          at End
                                        of Year        Year       Return                 Ratio            Ratio         of Year
----------------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH VP: (continued):
Non-Qualified XIII                      $ 12.229     $  8.834     (27.76%)                                              962,023.1
Non-Qualified XIV                         12.139        8.742     (27.98%)                                              822,256.5
Non-Qualified XV                          12.094        8.697     (28.09%)                                              179,315.1
Non-Qualified XVI                          8.027        5.769     (28.13%)                                              144,532.5
Non-Qualified XVIII                        8.017        5.736     (28.45%)                                               15,657.4
Non-Qualified XIX                          8.021        5.747     (28.35%)                                              116,473.8
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS LARGE CAP VP:                                                       .45% to 2.25%         4.07%
Non-Qualified V                           20.618       17.587     (14.70%)                                              331,961.8
Non-Qualified V (0.75)                    21.065       18.059     (14.27%)                                            1,191,684.9
Non-Qualified VII                         20.478       17.439     (14.84%)                                            2,099,793.6
Non-Qualified VIII                        20.261       17.281     (14.71%)                                              719,529.3
Non-Qualified IX                          20.427       17.381     (14.91%)                                               25,187.7
Non-Qualified X                           18.720       17.668      (5.62%)     (7)                                        2,330.9
Non-Qualified XII                         12.292       10.532     (14.32%)                                               16,047.2
Non-Qualified XIII                        11.839       10.129     (14.44%)                                            4,201,883.7
Non-Qualified XIV                         11.752       10.024     (14.70%)                                            3,558,546.9
Non-Qualified XV                          11.709        9.971     (14.84%)                                            1,515,400.0
Non-Qualified XVI                          9.002        7.662     (14.89%)                                              649,181.3
Non-Qualified XVII                        19.121       17.754      (7.15%)     (6)                                          243.5
Non-Qualified XVIII                        8.991        7.618     (15.27%)                                              197,497.0
Non-Qualified XIX                          8.995        7.633     (15.14%)                                              651,208.0
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS MID CAP VP:                                                         .45% to 1.50%         6.54%
Non-Qualified V                           14.751       14.374      (2.56%)                                              107,714.1
Non-Qualified V (0.75)                    14.951       14.642      (2.07%)                                              512,593.5
Non-Qualified IX                          14.653       14.242      (2.80%)                                                5,968.9
Non-Qualified XII                         15.591       15.261      (2.12%)                                                4,871.8
Non-Qualified XVII                        13.477       15.107      12.09%      (9)                                           65.8
----------------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS SMALL CAP VP:                                                       .45% to 1.50%         3.71%
Non-Qualified V                           10.461       10.579       1.13%                                                51,504.5
Non-Qualified V (0.75)                    10.602       10.776       1.64%                                               169,151.4
Non-Qualified IX                          10.391       10.481       0.87%                                                 4,090.2
Non-Qualified XII                         11.423       11.604       1.58%                                                    10.0
----------------------------------------------------------------------------------------------------------------------------------
AETNA INTERNATIONAL VP:                                                              .45% to 2.25%         0.12%
Non-Qualified V                           11.484        8.632     (24.83%)                                               16,485.6
Non-Qualified V (0.75)                    11.639        8.793     (24.45%)                                               80,010.6
Non-Qualified VII                         11.434        8.581     (24.95%)                                               93,668.3
Non-Qualified VIII                        11.481        8.630     (24.83%)                                               38,227.6
Non-Qualified XIII                        10.824        8.160     (24.61%)                                              304,009.4
Non-Qualified XIV                         10.744        8.075     (24.84%)                                              191,553.3
Non-Qualified XV                          10.704        8.033     (24.95%)                                               79,278.6
Non-Qualified XVI                          8.741        6.557     (24.99%)                                               77,492.1
Non-Qualified XVIII                        8.730        6.518     (25.34%)                                                6,119.7
Non-Qualified XIX                          8.734        6.531     (25.22%)                                               66,651.7
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP:                                                                     .45% to 2.25%         4.36%
Non-Qualified V                           15.397       14.844      (3.59%)                                               82,971.8
Non-Qualified V (0.75)                    15.775       15.285      (3.11%)                                               51,742.5
Non-Qualified VII                         15.267       14.695      (3.75%)                                              917,448.8
Non-Qualified VIII                        14.271       13.757      (3.60%)                                              327,498.4
Non-Qualified XII                         11.139       10.788      (3.15%)                                                  524.5
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP:                                                               .45% to 2.25%         4.69%
Non-Qualified V                           13.547       13.905       2.64%                                             1,134,799.9
Non-Qualified V (0.75)                    13.879       14.318       3.16%                                             2,482,499.2
Non-Qualified VI                          13.243       13.601       2.70%                                                28,410.0
Non-Qualified VII                         13.392       13.723       2.47%                                             7,306,702.8
Non-Qualified VIII                        12.145       12.465       2.63%                                             1,479,115.6

-----------------------------------
AETNA GROWTH VP: (continued):
Non-Qualified XIII                   $    8,498,512
Non-Qualified XIV                         7,188,166
Non-Qualified XV                          1,559,503
Non-Qualified XVI                           833,808
Non-Qualified XVIII                          89,811
Non-Qualified XIX                           669,375
Annuity contracts in payment period       4,627,717
-----------------------------------
AETNA INDEX PLUS LARGE CAP VP:
Non-Qualified V                           5,838,212
Non-Qualified V (0.75)                   21,520,638
Non-Qualified VII                        36,618,301
Non-Qualified VIII                       12,434,185
Non-Qualified IX                            437,788
Non-Qualified X                              41,182
Non-Qualified XII                           169,009
Non-Qualified XIII                       42,560,880
Non-Qualified XIV                        35,670,874
Non-Qualified XV                         15,110,053
Non-Qualified XVI                         4,974,027
Non-Qualified XVII                            4,323
Non-Qualified XVIII                       1,504,532
Non-Qualified XIX                         4,970,671
Annuity contracts in payment period      42,907,053
-----------------------------------
AETNA INDEX PLUS MID CAP VP:
Non-Qualified V                           1,548,282
Non-Qualified V (0.75)                    7,505,394
Non-Qualified IX                             85,009
Non-Qualified XII                            74,348
Non-Qualified XVII                              994
-----------------------------------
AETNA INDEX PLUS SMALL CAP VP:
Non-Qualified V                             544,866
Non-Qualified V (0.75)                    1,822,775
Non-Qualified IX                             42,869
Non-Qualified XII                               116
-----------------------------------
AETNA INTERNATIONAL VP:
Non-Qualified V                             142,304
Non-Qualified V (0.75)                      703,533
Non-Qualified VII                           803,768
Non-Qualified VIII                          329,904
Non-Qualified XIII                        2,480,717
Non-Qualified XIV                         1,546,793
Non-Qualified XV                            636,845
Non-Qualified XVI                           508,116
Non-Qualified XVIII                          39,888
Non-Qualified XIX                           435,302
Annuity contracts in payment period         363,764
-----------------------------------
AETNA LEGACY VP:
Non-Qualified V                           1,231,633
Non-Qualified V (0.75)                      790,884
Non-Qualified VII                        13,481,910
Non-Qualified VIII                        4,505,395
Non-Qualified XII                             5,658
Annuity contracts in payment period       3,331,177
-----------------------------------
AETNA MONEY MARKET VP:
Non-Qualified V                          15,779,393
Non-Qualified V (0.75)                   35,544,423
Non-Qualified VI                            386,404
Non-Qualified VII                       100,269,882
Non-Qualified VIII                       18,437,176

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------
                                               Value                                                                     Units
                                              Per Unit
                                              --------
                                       Net Assets                                                      Investment     Outstanding
                                       BeatnEndg      End of      Total                 Expense          Income          at End
                                        of Year        Year       Return                 Ratio            Ratio         of Year
----------------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP: (continued):
Non-Qualified IX                        $ 13.422     $ 13.741       2.38%                                                 4,686.8
Non-Qualified X                           13.547       13.905       2.64%                                               362,579.5
Non-Qualified XI                          13.243       13.601       2.70%                                                 2,249.9
Non-Qualified XII                         11.260       11.610       3.11%                                                 8,972.9
Non-Qualified XIII                        11.186       11.515       2.94%                                             3,693,592.2
Non-Qualified XIV                         11.103       11.396       2.64%                                             2,794,371.4
Non-Qualified XV                          11.062       11.336       2.48%                                             1,293,085.8
Non-Qualified XVI                         10.143       10.389       2.43%                                               825,725.8
Non-Qualified XVII                        47.809       48.445       1.33%      (6)                                          215.8
Non-Qualified XVIII                       10.130       10.328       1.95%                                               290,006.2
Non-Qualified XIX                         10.135       10.348       2.10%                                               716,590.6
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
AETNA SMALL COMPANY VP:                                                              .45% to 2.25%         3.89%
Non-Qualified V                           18.568       19.070       2.70%                                                51,364.3
Non-Qualified V (0.75)                    18.917       19.526       3.22%                                               356,105.6
Non-Qualified VII                         18.458       18.926       2.54%                                               993,412.1
Non-Qualified VIII                        18.563       19.063       2.69%                                               287,178.1
Non-Qualified IX                          18.396       18.845       2.44%                                                 1,604.5
Non-Qualified XII                         13.077       13.491       3.17%                                                31,307.2
Non-Qualified XIII                        12.820       13.205       3.00%                                               886,919.2
Non-Qualified XIV                         12.726       13.068       2.69%                                               558,858.4
Non-Qualified XV                          12.679       13.000       2.53%                                               165,136.6
Non-Qualified XVI                          9.234        9.463       2.48%                                               272,628.3
Non-Qualified XVII                        14.029       14.099       0.50%      (6)                                        2,043.8
Non-Qualified XVIII                        9.223        9.408       2.01%                                                31,929.6
Non-Qualified XIX                          9.226        9.426       2.17%                                               175,853.9
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
AETNA TECHNOLOGY VP:                                                                 .45% to 1.90%         0.00%
Non-Qualified V                            5.831        4.436     (23.92%)                                              172,468.9
Non-Qualified V (0.75)                     5.850        4.473     (23.54%)                                              549,436.2
Non-Qualified VII                          5.824        4.424     (24.04%)                                              451,032.1
Non-Qualified VIII                         5.830        4.435     (23.93%)                                               70,053.7
Non-Qualified IX                           5.821        4.417     (24.12%)                                               13,314.2
Non-Qualified X                            5.841        4.454     (23.75%)                                                7,504.5
Non-Qualified XII                          5.848        4.469     (23.58%)                                                3,507.7
Non-Qualified XIII                         5.842        4.458     (23.69%)                                              572,939.4
Non-Qualified XIV                          5.830        4.435     (23.93%)                                              433,715.4
Non-Qualified XV                           5.824        4.424     (24.04%)                                               79,126.4
Non-Qualified XVI                          6.088        4.622     (24.08%)                                              115,833.4
Non-Qualified XVIII                        6.080        4.595     (24.42%)                                               31,072.5
Non-Qualified XIX                          6.083        4.604     (24.31%)                                              130,825.2
----------------------------------------------------------------------------------------------------------------------------------
AETNA VALUE OPPORTUNITY VP:                                                          .45% to 1.50%         5.21%
Non-Qualified V                           20.602       18.388     (10.75%)                                               68,336.4
Non-Qualified V (0.75)                    20.989       18.828     (10.30%)                                              283,291.3
Non-Qualified VII                         20.480       18.250     (10.89%)                                              849,749.6
Non-Qualified VIII                        20.596       18.382     (10.75%)                                              211,524.2
Non-Qualified IX                          20.412       18.172     (10.97%)                                                3,848.1
Non-Qualified XII                         14.220       12.749     (10.34%)                                               23,906.7
Non-Qualified XVII                        14.079       13.998      (0.58%)    (10)                                           68.4
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FUNDS:
CAPITAL APPRECIATION FUND:                                                           .45% to 2.25%         7.71%
Non-Qualified V                           12.101        9.168     (24.24%)                                               21,607.0
Non-Qualified V (0.75)                    12.204        9.292     (23.86%)                                              119,757.2
Non-Qualified XIII                        12.951        9.841     (24.01%)                                              613,912.3
Non-Qualified XIV                         12.855        9.738     (24.25%)                                              752,138.0
Non-Qualified XV                          12.808        9.687     (24.37%)                                              424,755.1
Non-Qualified XVI                          7.678        5.805     (24.39%)                                              228,065.8
Non-Qualified XVII                        12.316        9.382     (23.82%)                                                  581.0
Non-Qualified XVIII                        7.669        5.771     (24.75%)                                              177,076.2
Non-Qualified XIX                          7.672        5.782     (24.64%)                                              261,736.1
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------
AETNA MONEY MARKET VP: (continued):
Non-Qualified IX                     $       64,401
Non-Qualified X                           5,041,668
Non-Qualified XI                             30,601
Non-Qualified XII                           104,175
Non-Qualified XIII                       42,531,714
Non-Qualified XIV                        31,844,657
Non-Qualified XV                         14,658,421
Non-Qualified XVI                         8,578,465
Non-Qualified XVII                           10,454
Non-Qualified XVIII                       2,995,184
Non-Qualified XIX                         7,415,280
Annuity contracts in payment period       9,334,380
-----------------------------------
AETNA SMALL COMPANY VP:
Non-Qualified V                             979,518
Non-Qualified V (0.75)                    6,953,318
Non-Qualified VII                        18,801,317
Non-Qualified VIII                        5,474,476
Non-Qualified IX                             30,237
Non-Qualified XII                           422,366
Non-Qualified XIII                       11,711,768
Non-Qualified XIV                         7,303,162
Non-Qualified XV                          2,146,776
Non-Qualified XVI                         2,579,882
Non-Qualified XVII                           28,816
Non-Qualified XVIII                         300,394
Non-Qualified XIX                         1,657,599
Annuity contracts in payment period       4,186,803
-----------------------------------
AETNA TECHNOLOGY VP:
Non-Qualified V                             765,072
Non-Qualified V (0.75)                    2,457,628
Non-Qualified VII                         1,995,366
Non-Qualified VIII                          310,688
Non-Qualified IX                             58,809
Non-Qualified X                              33,425
Non-Qualified XII                            15,676
Non-Qualified XIII                        2,554,164
Non-Qualified XIV                         1,923,528
Non-Qualified XV                            350,055
Non-Qualified XVI                           535,382
Non-Qualified XVIII                         142,778
Non-Qualified XIX                           602,319
-----------------------------------
AETNA VALUE OPPORTUNITY VP:
Non-Qualified V                           1,256,570
Non-Qualified V (0.75)                    5,333,808
Non-Qualified VII                        15,507,931
Non-Qualified VIII                        3,888,238
Non-Qualified IX                             69,928
Non-Qualified XII                           304,787
Non-Qualified XVII                              958
-----------------------------------
AIM V.I. FUNDS:
CAPITAL APPRECIATION FUND:
Non-Qualified V                             198,093
Non-Qualified V (0.75)                    1,112,784
Non-Qualified XIII                        6,041,511
Non-Qualified XIV                         7,324,320
Non-Qualified XV                          4,114,603
Non-Qualified XVI                         1,323,922
Non-Qualified XVII                            5,451
Non-Qualified XVIII                       1,021,907
Non-Qualified XIX                         1,513,358
Annuity contracts in payment period         852,893
-----------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------
                                               Value                                                                     Units
                                              Per Unit
                                              --------
                                       Net Assets                                                      Investment     Outstanding
                                       BeatnEndg      End of      Total                 Expense          Income          at End
                                        of Year        Year       Return                 Ratio            Ratio         of Year
----------------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP:  (continued):
GOVERNMENT SECURITIES FUND:                                                          .50% to 1.90%         5.55%
Non-Qualified XIII                      $ 10.800     $ 11.383       5.40%                                               178,807.9
Non-Qualified XIV                         10.843       11.325       4.45%      (1)                                      245,191.8
Non-Qualified XV                          10.767       11.296       4.91%                                                86,120.3
Non-Qualified XVI                         10.392       10.897       4.86%                                               184,082.0
Non-Qualified XVIII                       10.379       10.834       4.38%                                                52,315.8
Non-Qualified XIX                         10.384       10.855       4.54%                                                72,881.5
----------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND:                                                              .45% to 2.25%         0.05%
Non-Qualified V                            9.887        7.534     (23.80%)                                               40,659.1
Non-Qualified V (0.75)                     9.970        7.636     (23.41%)                                              108,312.3
Non-Qualified IX                           8.933        7.483     (16.23%)     (4)                                        2,154.3
Non-Qualified XII                          9.962        7.626     (23.45%)                                                  207.2
Non-Qualified XIII                        12.001        9.172     (23.57%)                                            1,160,319.7
Non-Qualified XIV                         11.912        9.076     (23.81%)                                            1,890,198.1
Non-Qualified XV                          11.868        9.029     (23.92%)                                              607,793.1
Non-Qualified XVI                          8.214        6.246     (23.96%)                                              248,334.1
Non-Qualified XVIII                        8.204        6.210     (24.31%)                                              135,663.9
Non-Qualified XIX                          8.207        6.222     (24.19%)                                              297,126.8
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND:                                                                         .45% to 2.25%         0.20%
Non-Qualified V                            9.477        6.188     (34.71%)                                               22,530.4
Non-Qualified V (0.75)                     9.558        6.272     (34.38%)                                              144,930.5
Non-Qualified IX                           9.437        6.146     (34.87%)                                                  306.9
Non-Qualified XII                          9.550        6.263     (34.42%)                                                2,465.3
Non-Qualified XIII                        11.371        7.446     (34.52%)                                              964,133.5
Non-Qualified XIV                         11.288        7.369     (34.72%)                                            1,455,035.8
Non-Qualified XV                          11.246        7.330     (34.82%)                                              500,452.8
Non-Qualified XVI                          7.611        4.958     (34.86%)                                              256,728.9
Non-Qualified XVIII                        7.601        4.939     (35.02%)                                              442,717.4
Non-Qualified XIX                          7.604        4.929     (35.18%)                                              122,962.5
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
VALUE FUND:                                                                          .45% to 2.25%         2.16%
Non-Qualified V                            9.699        8.375     (13.65%)                                               23,206.2
Non-Qualified V (0.75)                     9.781        8.488     (13.22%)                                              200,922.1
Non-Qualified IX                           9.203        8.318      (9.62%)     (3)                                           13.3
Non-Qualified XII                          9.773        8.477     (13.26%)                                                1,681.4
Non-Qualified XIII                        11.548       10.001     (13.40%)                                            1,985,504.0
Non-Qualified XIV                         11.463        9.897     (13.66%)                                            3,031,051.6
Non-Qualified XV                          11.420        9.845     (13.79%)                                            1,050,807.0
Non-Qualified XVI                          8.804        7.585     (13.85%)                                              371,812.8
Non-Qualified XVII                         9.981        8.666     (13.18%)                                                  422.7
Non-Qualified XVIII                        8.793        7.541     (14.24%)                                              168,626.8
Non-Qualified XIX                          8.796        7.556     (14.10%)                                              575,874.3
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUNDS:
BALANCED PORTFOLIO:                                                                  .85% to 1.40%         3.07%
Non-Qualified VII                         25.588       24.740      (3.31%)                                              152,200.0
----------------------------------------------------------------------------------------------------------------------------------
INCOME & GROWTH PORTFOLIO:                                                           .85% to 1.40%         6.98%
Non-Qualified VII                         30.172       25.486     (15.53%)                                              442,570.6
----------------------------------------------------------------------------------------------------------------------------------
LEVERAGED ALLCAP PORTFOLIO:                                                          .85% to 1.40%         3.28%
Non-Qualified VII                         32.379       26.838     (17.11%)                                              388,272.5
Non-Qualified VIII                        23.765       19.728     (16.99%)                                                  168.0
----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE FUNDS:
GROWTH AND INCOME PORTFOLIO:                                                         .50% to 1.90%         4.75%
Non-Qualified XIII                        10.129       10.068      (0.60%)                                              713,344.5
Non-Qualified XIV                         10.108       10.017      (0.90%)                                              929,828.6
Non-Qualified XV                          10.098        9.991      (1.06%)                                              341,168.3
Non-Qualified XVI                         10.387       10.272      (1.11%)                                              433,112.6
Non-Qualified XVIII                       10.374       10.212      (1.56%)                                               72,599.9
Non-Qualified XIX                         10.378       10.232      (1.41%)                                              301,191.9
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------
AETNA MONEY MARKET VP:  (continued)
GOVERNMENT SECURITIES FUND:
Non-Qualified XIII                   $    2,035,370
Non-Qualified XIV                         2,776,797
Non-Qualified XV                            972,815
Non-Qualified XVI                         2,005,942
Non-Qualified XVIII                         566,789
Non-Qualified XIX                           791,129
-----------------------------------
GROWTH AND INCOME FUND:
Non-Qualified V                             306,326
Non-Qualified V (0.75)                      827,073
Non-Qualified IX                             16,121
Non-Qualified XII                             1,580
Non-Qualified XIII                       10,642,452
Non-Qualified XIV                        17,155,438
Non-Qualified XV                          5,487,764
Non-Qualified XVI                         1,551,095
Non-Qualified XVIII                         842,473
Non-Qualified XIX                         1,848,723
Annuity contracts in payment period       4,178,523
-----------------------------------
GROWTH FUND:
Non-Qualified V                             139,418
Non-Qualified V (0.75)                      909,004
Non-Qualified IX                              1,886
Non-Qualified XII                            15,440
Non-Qualified XIII                        7,178,938
Non-Qualified XIV                        10,722,159
Non-Qualified XV                          3,668,319
Non-Qualified XVI                         1,272,862
Non-Qualified XVIII                       2,186,581
Non-Qualified XIX                           606,082
Annuity contracts in payment period       1,056,299
-----------------------------------
VALUE FUND:
Non-Qualified V                             194,352
Non-Qualified V (0.75)                    1,705,427
Non-Qualified IX                                111
Non-Qualified XII                            14,253
Non-Qualified XIII                       19,857,026
Non-Qualified XIV                        29,998,318
Non-Qualified XV                         10,345,195
Non-Qualified XVI                         2,820,200
Non-Qualified XVII                            3,663
Non-Qualified XVIII                       1,271,615
Non-Qualified XIX                         4,351,306
Annuity contracts in payment period       3,446,264
-----------------------------------
ALGER AMERICAN FUNDS:
BALANCED PORTFOLIO:
Non-Qualified VII                         3,765,427
-----------------------------------
INCOME & GROWTH PORTFOLIO:
Non-Qualified VII                        11,279,354
-----------------------------------
LEVERAGED ALLCAP PORTFOLIO:
Non-Qualified VII                        10,420,457
Non-Qualified VIII                            3,315
-----------------------------------
ALLIANCE FUNDS:
GROWTH AND INCOME PORTFOLIO:
Non-Qualified XIII                        7,181,952
Non-Qualified XIV                         9,314,093
Non-Qualified XV                          3,408,612
Non-Qualified XVI                         4,448,933
Non-Qualified XVIII                         741,390
Non-Qualified XIX                         3,081,796
-----------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------
                                               Value                                                                     Units
                                              Per Unit
                                              --------
                                       Net Assets                                                      Investment     Outstanding
                                       BeatnEndg      End of      Total                 Expense          Income          at End
                                        of Year        Year       Return                 Ratio            Ratio         of Year
----------------------------------------------------------------------------------------------------------------------------------
PREMIER GROWTH PORTFOLIO:                                                            .50% to 1.90%         6.31%
Non-Qualified XIII                      $  7.620     $  6.249     (17.99%)                                              378,916.5
Non-Qualified XIV                          7.605        6.217     (18.25%)                                              313,434.8
Non-Qualified XV                           7.597        6.201     (18.38%)                                               85,676.0
Non-Qualified XVI                          8.198        6.688     (18.42%)                                              174,116.8
Non-Qualified XVIII                        8.188        6.649     (18.80%)                                               79,454.2
Non-Qualified XIX                          8.191        6.662     (18.67%)                                              298,931.4
----------------------------------------------------------------------------------------------------------------------------------
QUASAR PORTFOLIO:                                                                    .50% to 1.90%         3.62%
Non-Qualified XIII                         9.511        8.218     (13.59%)                                               23,023.4
Non-Qualified XIV                          9.491        8.177     (13.84%)                                               36,073.1
Non-Qualified XV                           9.482        8.156     (13.98%)                                                8,785.4
Non-Qualified XVI                          8.589        7.384     (14.03%)                                               16,639.4
Non-Qualified XVIII                        8.579        7.341     (14.43%)                                                5,613.4
Non-Qualified XIX                          8.582        7.356     (14.29%)                                               25,883.5
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP FUNDS:
BALANCED FUND:                                                                       .85% to 1.40%         6.22%
Non-Qualified VII                         18.208       17.316      (4.90%)                                              117,980.3
----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND:                                                                  .85% to 1.40%        10.20%
Non-Qualified VII                         21.410       14.950     (30.17%)                                              184,388.2
Non-Qualified VIII                        19.425       13.585     (30.06%)                                                  182.3
----------------------------------------------------------------------------------------------------------------------------------
CALVERT SOCIAL BALANCED PORTFOLIO:                                                   .45% to 1.50%         4.91%
Non-Qualified V                           21.647       19.893      (8.10%)                                                7,168.4
Non-Qualified V (0.75)                    22.178       20.484      (7.64%)                                               15,422.5
Non-Qualified VII                         12.089       11.092      (8.25%)                                               73,665.0
Non-Qualified VIII                        12.146       11.161      (8.11%)                                               61,261.5
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
AMERICAN LEADERS FUND II:                                                            .85% to 1.40%         2.06%
Non-Qualified VII                         24.983       23.593      (5.56%)                                            3,513,341.3
Non-Qualified VIII                        17.966       16.993      (5.42%)                                                8,484.7
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND II:                                                               .75% to 1.40%         1.97%
Non-Qualified VII                         14.335       12.581     (12.24%)                                            1,384,283.1
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
GROWTH STRATEGIES FUND II:                                                           .85% to 1.40%         1.68%
Non-Qualified VII                         24.528       18.770     (23.48%)                                            1,117,439.8
----------------------------------------------------------------------------------------------------------------------------------
HIGH INCOME BOND FUND II:                                                            .85% to 1.40%        11.00%
Non-Qualified VII                         13.493       13.487      (0.04%)                                            1,547,649.3
Non-Qualified VIII                        11.464       11.476       0.10%                                                   300.2
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND II:                                                        .85% to 1.40%        12.94%
Non-Qualified VII                         20.476       14.248     (30.42%)                                              766,700.4
Non-Qualified VIII                        18.870       13.150     (30.31%)                                                  127.9
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY FUND II:                                                                 .85% to 1.40%         3.44%
Non-Qualified VII                         12.398       12.681       2.28%                                               694,875.9
----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND II:                                                  .85% to 1.40%         3.90%
Non-Qualified VII                         13.528       14.276       5.53%                                               819,694.2
----------------------------------------------------------------------------------------------------------------------------------
UTILITY FUND II:                                                                     .85% to 1.40%         3.57%
Non-Qualified VII                         16.802       14.292     (14.94%)                                              922,782.7
Non-Qualified VIII                        13.971       11.902     (14.81%)                                                   65.6
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE
  PRODUCTS FUNDS:
ASSET MANAGER PORTFOLIO -- INITIAL CLASS:                                            .85% to 1.40%         6.08%
Non-Qualified VII                         18.456       17.452      (5.44%)                                              690,330.7
Non-Qualified VIII                        15.387       14.572      (5.30%)                                              140,459.8
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------
PREMIER GROWTH PORTFOLIO:
Non-Qualified XIII                   $    2,367,849
Non-Qualified XIV                         1,948,624
Non-Qualified XV                            531,277
Non-Qualified XVI                         1,164,493
Non-Qualified XVIII                         528,291
Non-Qualified XIX                         1,991,481
-----------------------------------
QUASAR PORTFOLIO:
Non-Qualified XIII                          189,206
Non-Qualified XIV                           294,970
Non-Qualified XV                             71,654
Non-Qualified XVI                           122,865
Non-Qualified XVIII                          41,208
Non-Qualified XIX                           190,399
-----------------------------------
AMERICAN CENTURY VP FUNDS:
BALANCED FUND:
Non-Qualified VII                         2,042,947
-----------------------------------
INTERNATIONAL FUND:
Non-Qualified VII                         2,756,604
Non-Qualified VIII                            2,477
-----------------------------------
CALVERT SOCIAL BALANCED PORTFOLIO:
Non-Qualified V                             142,600
Non-Qualified V (0.75)                      315,914
Non-Qualified VII                           817,092
Non-Qualified VIII                          683,740
-----------------------------------
FEDERATED INSURANCE SERIES:
AMERICAN LEADERS FUND II:
Non-Qualified VII                        82,890,261
Non-Qualified VIII                          144,181
Annuity contracts in payment period         158,175
-----------------------------------
EQUITY INCOME FUND II:
Non-Qualified VII                        17,415,666
Annuity contracts in payment period          59,838
-----------------------------------
GROWTH STRATEGIES FUND II:
Non-Qualified VII                        20,974,345
-----------------------------------
HIGH INCOME BOND FUND II:
Non-Qualified VII                        20,873,146
Non-Qualified VIII                            3,445
Annuity contracts in payment period          22,633
-----------------------------------
INTERNATIONAL EQUITY FUND II:
Non-Qualified VII                        10,923,948
Non-Qualified VIII                            1,682
Annuity contracts in payment period          50,199
-----------------------------------
PRIME MONEY FUND II:
Non-Qualified VII                         8,811,721
-----------------------------------
U.S. GOVERNMENT SECURITIES FUND II:
Non-Qualified VII                        11,701,955
-----------------------------------
UTILITY FUND II:
Non-Qualified VII                        13,188,411
Non-Qualified VIII                              781
Annuity contracts in payment period          40,875
-----------------------------------
FIDELITY-REGISTERED TRADEMARK- VARI
  PRODUCTS FUNDS:
ASSET MANAGER PORTFOLIO -- INITIAL
Non-Qualified VII                        12,047,652
Non-Qualified VIII                        2,046,780
-----------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------
                                               Value                                                                     Units
                                              Per Unit
                                              --------
                                       Net Assets                                                      Investment     Outstanding
                                       BeatnEndg      End of      Total                 Expense          Income          at End
                                        of Year        Year       Return                 Ratio            Ratio         of Year
----------------------------------------------------------------------------------------------------------------------------------
CONTRAFUND-REGISTERED TRADEMARK-
  PORTFOLIO -- INITIAL CLASS:                                                        .45% to 1.90%         3.56%
Non-Qualified V                         $ 22.333     $ 19.354     (13.34%)                                              350,846.0
Non-Qualified V (0.75)                    22.881       19.928     (12.91%)                                              719,836.5
Non-Qualified VII                         24.674       21.347     (13.48%)                                            3,675,854.6
Non-Qualified VIII                        19.792       17.150     (13.35%)                                              614,226.7
Non-Qualified IX                          22.126       19.126     (13.56%)                                               20,193.9
Non-Qualified X                           22.333       19.354     (13.34%)                                               11,768.5
Non-Qualified XII                         12.772       11.118     (12.95%)                                                9,643.9
Non-Qualified XIII                        11.993       10.424     (13.08%)                                            2,109,546.6
Non-Qualified XIV                         11.904       10.315     (13.35%)                                            2,524,942.7
Non-Qualified XV                          11.860       10.262     (13.47%)                                            1,021,501.7
Non-Qualified XVI                          9.440        8.163     (13.53%)                                              229,470.4
Non-Qualified XVII                        22.694       21.956      (3.25%)     (6)                                        4,991.9
Non-Qualified XVIII                        9.428        8.115     (13.93%)                                               68,936.0
Non-Qualified XIX                          9.432        8.131     (13.79%)                                              255,867.9
----------------------------------------------------------------------------------------------------------------------------------
EQUITY-INCOME PORTFOLIO -- INITIAL CLASS:                                            .45% to 1.90%         6.26%
Non-Qualified V                           19.565       18.363      (6.14%)                                              304,410.3
Non-Qualified V (0.75)                    20.045       18.908      (5.67%)                                              619,584.3
Non-Qualified VII                         23.395       21.922      (6.30%)                                            4,671,456.0
Non-Qualified VIII                        16.799       15.765      (6.16%)                                              895,708.2
Non-Qualified IX                          19.384       18.147      (6.38%)                                               11,575.3
Non-Qualified X                           19.565       18.363      (6.14%)                                                5,108.1
Non-Qualified XII                         11.457       10.802      (5.72%)                                                1,968.0
Non-Qualified XIII                        11.210       10.553      (5.86%)                                            1,805,355.3
Non-Qualified XIV                         11.127       10.443      (6.15%)                                            2,332,214.2
Non-Qualified XV                          11.086       10.388      (6.30%)                                              681,661.0
Non-Qualified XVI                         10.654        9.978      (6.35%)                                              402,042.1
Non-Qualified XVIII                       10.640        9.920      (6.77%)                                               61,951.4
Non-Qualified XIX                         10.645        9.939      (6.63%)                                              376,900.9
----------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO -- INITIAL CLASS:                                                   .45% to 1.90%         7.26%
Non-Qualified V                           22.858       18.588     (18.68%)                                              497,068.2
Non-Qualified V (0.75)                    23.418       19.140     (18.27%)                                              978,003.5
Non-Qualified VII                         31.342       25.446     (18.81%)                                            3,217,102.3
Non-Qualified VIII                        20.785       16.901     (18.69%)                                              772,781.3
Non-Qualified IX                          22.646       18.369     (18.89%)                                               11,273.3
Non-Qualified X                           22.858       18.588     (18.68%)                                               30,697.7
Non-Qualified XII                         14.152       11.560     (18.32%)                                                8,593.3
Non-Qualified XIII                        11.154        9.097     (18.44%)                                            1,711,082.4
Non-Qualified XIV                         11.102        9.027     (18.69%)                                            1,544,436.9
Non-Qualified XV                          11.076        8.993     (18.81%)                                              556,572.1
Non-Qualified XVI                          8.554        6.941     (18.86%)                                              646,256.7
Non-Qualified XVII                        23.250       19.011     (18.23%)                                                  337.6
Non-Qualified XVIII                        8.543        6.900     (19.23%)                                              111,951.6
Non-Qualified XIX                          8.546        6.914     (19.10%)                                              547,139.4
----------------------------------------------------------------------------------------------------------------------------------
HIGH INCOME PORTFOLIO -- INITIAL
  CLASS:                                                                             .50% to 2.25%        13.71%
Non-Qualified VII                         10.735        9.342     (12.98%)                                            1,838,000.7
Non-Qualified VIII                         9.648        8.409     (12.84%)                                              511,032.2
Non-Qualified XIII                         7.362        6.436     (12.58%)                                              941,816.2
Non-Qualified XIV                          7.307        6.369     (12.84%)                                            1,005,300.5
Non-Qualified XV                           7.280        6.336     (12.97%)                                              442,313.6
Non-Qualified XVI                          8.470        7.367     (13.02%)                                              110,265.6
Non-Qualified XVIII                        8.459        7.324     (13.42%)                                               45,716.5
Non-Qualified XIX                          8.463        7.338     (13.29%)                                               78,147.3
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
INDEX 500 PORTFOLIO -- INITIAL CLASS:                                                .85% to 1.40%         1.20%
Non-Qualified VII                         24.151       20.929     (13.34%)                                            4,072,090.4
Non-Qualified VIII                        20.173       17.509     (13.21%)                                              888,563.8
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BOND PORTFOLIO -- INITIAL CLASS:                                    .85% to 1.40%         5.86%
Non-Qualified VII                         13.317       14.241       6.94%                                               216,261.8
Non-Qualified VIII                        12.998       13.921       7.10%                                                   281.4
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------
CONTRAFUND-REGISTERED TRADEMARK-
  PORTFOLIO -- INITIAL CLASS:
Non-Qualified V                      $    6,790,274
Non-Qualified V (0.75)                   14,344,902
Non-Qualified VII                        78,468,469
Non-Qualified VIII                       10,533,988
Non-Qualified IX                            386,229
Non-Qualified X                             227,767
Non-Qualified XII                           107,221
Non-Qualified XIII                       21,989,914
Non-Qualified XIV                        26,044,784
Non-Qualified XV                         10,482,650
Non-Qualified XVI                         1,873,167
Non-Qualified XVII                          109,603
Non-Qualified XVIII                         559,416
Non-Qualified XIX                         2,080,462
-----------------------------------
EQUITY-INCOME PORTFOLIO -- INITIAL
Non-Qualified V                           5,589,886
Non-Qualified V (0.75)                   11,715,099
Non-Qualified VII                       102,407,658
Non-Qualified VIII                       14,120,839
Non-Qualified IX                            210,057
Non-Qualified X                              93,800
Non-Qualified XII                            21,258
Non-Qualified XIII                       19,051,914
Non-Qualified XIV                        24,355,313
Non-Qualified XV                          7,081,094
Non-Qualified XVI                         4,011,576
Non-Qualified XVIII                         614,558
Non-Qualified XIX                         3,746,018
-----------------------------------
GROWTH PORTFOLIO -- INITIAL CLASS:
Non-Qualified V                           9,239,504
Non-Qualified V (0.75)                   18,718,987
Non-Qualified VII                        81,862,384
Non-Qualified VIII                       13,060,776
Non-Qualified IX                            207,079
Non-Qualified X                             570,609
Non-Qualified XII                            99,338
Non-Qualified XIII                       15,565,717
Non-Qualified XIV                        13,941,632
Non-Qualified XV                          5,005,253
Non-Qualified XVI                         4,485,668
Non-Qualified XVII                            6,419
Non-Qualified XVIII                         772,466
Non-Qualified XIX                         3,782,922
-----------------------------------
HIGH INCOME PORTFOLIO -- INITIAL
  CLASS:
Non-Qualified VII                        17,170,603
Non-Qualified VIII                        4,297,270
Non-Qualified XIII                        6,061,529
Non-Qualified XIV                         6,402,759
Non-Qualified XV                          2,802,499
Non-Qualified XVI                           812,327
Non-Qualified XVIII                         334,828
Non-Qualified XIX                           573,445
Annuity contracts in payment period         929,606
-----------------------------------
INDEX 500 PORTFOLIO -- INITIAL CLAS
Non-Qualified VII                        85,224,780
Non-Qualified VIII                       15,557,864
-----------------------------------
INVESTMENT GRADE BOND PORTFOLIO --
Non-Qualified VII                         3,079,785
Non-Qualified VIII                            3,917
-----------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------
                                               Value                                                                     Units
                                              Per Unit
                                              --------
                                       Net Assets                                                      Investment     Outstanding
                                       BeatnEndg      End of      Total                 Expense          Income          at End
                                        of Year        Year       Return                 Ratio            Ratio         of Year
----------------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO -- INITIAL
  CLASS:                                                                             .45% to 1.50%        13.97%
Non-Qualified V                         $ 15.514     $ 12.077     (22.15%)                                               40,745.1
Non-Qualified V (0.75)                    15.894       12.436     (21.76%)                                              193,610.7
Non-Qualified VII                         17.062       13.261     (22.28%)                                              489,657.4
Non-Qualified VIII                        14.491       11.280     (22.16%)                                               45,271.5
Non-Qualified IX                          15.370       11.935     (22.35%)                                                  845.8
Non-Qualified XII                         11.081        8.665     (21.80%)                                                   60.5
----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO -- I SHARES:                                             .45% to 1.90%         0.00%
Non-Qualified V                           30.628       18.313     (40.21%)                                              759,840.2
Non-Qualified V (0.75)                    31.380       18.857     (39.91%)                                            1,131,518.3
Non-Qualified VII                         30.497       18.205     (40.31%)                                            2,092,270.0
Non-Qualified VIII                        21.226       12.690     (40.21%)                                              466,910.4
Non-Qualified IX                          30.344       18.097     (40.36%)                                               27,005.1
Non-Qualified X                           30.628       18.313     (40.21%)                                               34,365.5
Non-Qualified XII                         17.646       10.599     (39.94%)                                               26,237.8
Non-Qualified XIII                        16.650        9.985     (40.03%)                                            2,548,969.9
Non-Qualified XIV                         16.527        9.881     (40.21%)                                            2,197,460.3
Non-Qualified XV                          16.466        9.829     (40.31%)                                              849,467.7
Non-Qualified XVI                          6.975        4.161     (40.34%)                                              600,078.1
Non-Qualified XVII                        36.266       21.803     (39.88%)                                                2,366.5
Non-Qualified XVIII                        6.966        4.137     (40.61%)                                              273,183.2
Non-Qualified XIX                          6.969        4.145     (40.52%)                                              470,611.3
----------------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO -- I SHARES:                                                      .45% to 1.90%         2.63%
Non-Qualified V                           24.030       22.613      (5.90%)                                              594,285.6
Non-Qualified V (0.75)                    24.619       23.285      (5.42%)                                              787,161.7
Non-Qualified VII                         26.630       25.019      (6.05%)                                            2,695,283.0
Non-Qualified VIII                        21.234       19.980      (5.91%)                                              769,233.8
Non-Qualified IX                          23.807       22.348      (6.13%)                                                9,178.9
Non-Qualified X                           24.030       22.613      (5.90%)                                               30,038.0
Non-Qualified XII                         14.043       13.276      (5.46%)                                               13,629.5
Non-Qualified XIII                        13.308       12.560      (5.62%)                                            3,515,601.2
Non-Qualified XIV                         13.210       12.430      (5.90%)                                            4,073,987.6
Non-Qualified XV                          13.161       12.365      (6.05%)                                            1,450,692.3
Non-Qualified XVI                          9.746        9.152      (6.09%)                                              656,846.9
Non-Qualified XVII                        24.167       22.867      (5.38%)                                                   42.0
Non-Qualified XVIII                        9.734        9.098      (6.53%)                                              159,510.4
Non-Qualified XIX                          9.738        9.116      (6.39%)                                              483,590.9
----------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO -- I
  SHARES:                                                                            .45% to 1.50%         5.95%
Non-Qualified V                           16.331       17.375       6.39%                                               114,774.9
Non-Qualified V (0.75)                    16.731       17.891       6.93%                                               323,207.6
Non-Qualified VII                         16.170       17.176       6.22%                                               751,089.7
Non-Qualified VIII                        13.554       14.419       6.38%                                               219,465.5
Non-Qualified IX                          16.179       17.170       6.13%                                                 1,348.2
Non-Qualified X                           16.331       17.375       6.39%                                                 3,109.7
Non-Qualified XII                         10.967       11.721       6.88%                                                 1,720.9
Non-Qualified XVII                        17.723       17.584      (0.78%)    (10)                                           54.4
----------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO -- I SHARES:                                                        .45% to 2.25%         0.26%
Non-Qualified V                           24.782       18.419     (25.68%)                                              458,626.9
Non-Qualified V (0.75)                    25.390       18.966     (25.30%)                                              710,104.4
Non-Qualified VII                         29.345       21.775     (25.80%)                                            2,272,404.5
Non-Qualified VIII                        20.951       15.570     (25.68%)                                              470,607.5
Non-Qualified IX                          24.552       18.202     (25.86%)                                               10,800.6
Non-Qualified X                           24.782       18.419     (25.68%)                                               45,289.8
Non-Qualified XII                         13.829       10.325     (25.34%)                                               23,971.3
Non-Qualified XIII                        13.203        9.842     (25.46%)                                            2,954,711.4
Non-Qualified XIV                         13.106        9.740     (25.68%)                                            3,897,751.1
Non-Qualified XV                          13.057        9.689     (25.79%)                                            1,297,820.4
Non-Qualified XVI                          8.308        6.162     (25.83%)                                              388,433.0
Non-Qualified XVII                        27.143       20.285     (25.27%)                                                  617.3
Non-Qualified XVIII                        8.298        6.126     (26.17%)                                              140,973.1

-----------------------------------
OVERSEAS PORTFOLIO -- INITIAL
  CLASS:
Non-Qualified V                      $      492,078
Non-Qualified V (0.75)                    2,407,743
Non-Qualified VII                         6,493,347
Non-Qualified VIII                          510,662
Non-Qualified IX                             10,095
Non-Qualified XII                               524
-----------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO -- I SH
Non-Qualified V                          13,914,954
Non-Qualified V (0.75)                   21,337,040
Non-Qualified VII                        38,089,775
Non-Qualified VIII                        5,925,093
Non-Qualified IX                            488,711
Non-Qualified X                             629,336
Non-Qualified XII                           278,094
Non-Qualified XIII                       25,451,464
Non-Qualified XIV                        21,713,105
Non-Qualified XV                          8,349,418
Non-Qualified XVI                         2,496,925
Non-Qualified XVII                           51,596
Non-Qualified XVIII                       1,130,159
Non-Qualified XIX                         1,950,684
-----------------------------------
BALANCED PORTFOLIO -- I SHARES:
Non-Qualified V                          13,438,580
Non-Qualified V (0.75)                   18,329,061
Non-Qualified VII                        67,433,285
Non-Qualified VIII                       15,369,292
Non-Qualified IX                            205,130
Non-Qualified X                             679,250
Non-Qualified XII                           180,945
Non-Qualified XIII                       44,155,951
Non-Qualified XIV                        50,639,666
Non-Qualified XV                         17,937,810
Non-Qualified XVI                         6,011,463
Non-Qualified XVII                              961
Non-Qualified XVIII                       1,451,226
Non-Qualified XIX                         4,408,415
-----------------------------------
FLEXIBLE INCOME PORTFOLIO -- I
  SHARES:
Non-Qualified V                           1,994,214
Non-Qualified V (0.75)                    5,782,507
Non-Qualified VII                        12,900,716
Non-Qualified VIII                        3,164,473
Non-Qualified IX                             23,148
Non-Qualified X                              54,031
Non-Qualified XII                            20,171
Non-Qualified XVII                              956
-----------------------------------
GROWTH PORTFOLIO -- I SHARES:
Non-Qualified V                           8,447,448
Non-Qualified V (0.75)                   13,467,840
Non-Qualified VII                        49,481,607
Non-Qualified VIII                        7,327,359
Non-Qualified IX                            196,592
Non-Qualified X                             834,192
Non-Qualified XII                           247,504
Non-Qualified XIII                       29,080,270
Non-Qualified XIV                        37,964,096
Non-Qualified XV                         12,574,582
Non-Qualified XVI                         2,393,524
Non-Qualified XVII                           12,522
Non-Qualified XVIII                         863,601

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------
                                               Value                                                                     Units
                                              Per Unit
                                              --------
                                       Net Assets                                                      Investment     Outstanding
                                       BeatnEndg      End of      Total                 Expense          Income          at End
                                        of Year        Year       Return                 Ratio            Ratio         of Year
----------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO -- I SHARES: (continued)
Non-Qualified XIX                       $  8.301     $  6.138     (26.06%)                                              478,006.8
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO -- I SHARES:                                              .45% to 2.25%         0.44%
Non-Qualified V                           28.839       22.088     (23.41%)                                              760,307.5
Non-Qualified V (0.75)                    29.545       22.744     (23.02%)                                            1,445,273.7
Non-Qualified VII                         32.413       24.786     (23.53%)                                            5,466,150.7
Non-Qualified VIII                        23.476       17.979     (23.42%)                                              978,798.4
Non-Qualified IX                          28.571       21.829     (23.60%)                                               30,914.7
Non-Qualified X                           28.839       22.088     (23.41%)                                               36,001.6
Non-Qualified XII                         13.899       10.694     (23.06%)                                               30,407.3
Non-Qualified XIII                        13.030       10.010     (23.18%)                                            4,534,178.5
Non-Qualified XIV                         12.934        9.906     (23.41%)                                            4,448,459.3
Non-Qualified XV                          12.886        9.854     (23.53%)                                            1,330,767.3
Non-Qualified XVI                          8.570        6.550     (23.57%)                                              821,676.3
Non-Qualified XVII                        32.317       24.889     (22.98%)                                                2,237.7
Non-Qualified XVIII                        8.559        6.512     (23.92%)                                              210,061.4
Non-Qualified XIX                          8.563        6.525     (23.80%)                                              883,452.4
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- FUNDS:
GLOBAL GOVERNMENT SERIES:                                                            .85% to 1.40%         3.89%
Non-Qualified VII                         10.799       11.153       3.28%                                               123,681.3
Non-Qualified VIII                        10.875       11.249       3.44%                                                32,268.4
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN SERIES:                                                                 .50% to 1.90%         5.19%
Non-Qualified VII                         16.782       16.586      (1.17%)                                            2,148,560.5
Non-Qualified VIII                        16.901       16.730      (1.01%)                                              486,345.7
Non-Qualified XIII                        11.934       11.850      (0.70%)                                            1,083,171.8
Non-Qualified XIV                         11.846       11.726      (1.01%)                                            1,711,650.3
Non-Qualified XV                          11.803       11.665      (1.17%)                                              515,485.9
Non-Qualified XVI                         10.763       10.632      (1.22%)                                              560,756.8
Non-Qualified XVIII                       10.749       10.570      (1.67%)                                              152,627.1
Non-Qualified XIX                         10.754       10.591      (1.52%)                                              343,894.7
----------------------------------------------------------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST:
TACTICAL ALLOCATION PORTFOLIO:                                                       .50% to 1.90%         7.95%
Non-Qualified XIII                        10.326        8.944     (13.38%)                                              229,676.1
Non-Qualified XIV                         10.273        8.871     (13.65%)                                            1,022,443.2
Non-Qualified XV                          10.247        8.835     (13.78%)                                              100,436.8
Non-Qualified XVI                          9.567        8.244     (13.83%)                                              149,872.3
Non-Qualified XVIII                        9.555        8.196     (14.22%)                                               65,707.5
Non-Qualified XIX                          9.559        8.212     (14.09%)                                               66,813.4
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS:
AGGRESSIVE GROWTH FUND/VA:                                                           .50% to 2.25%        15.39%
Non-Qualified VII                         21.423       14.517     (32.24%)                                              827,071.7
Non-Qualified VIII                        21.545       14.622     (32.13%)                                              262,224.3
Non-Qualified XIII                        14.970       10.191     (31.92%)                                              733,700.7
Non-Qualified XIV                         14.860       10.085     (32.13%)                                              774,542.9
Non-Qualified XV                          14.805       10.032     (32.24%)                                              257,899.5
Non-Qualified XVI                          6.828        4.625     (32.26%)                                              548,565.0
Non-Qualified XVIII                        6.820        4.598     (32.58%)                                              361,045.2
Non-Qualified XIX                          6.823        4.607     (32.48%)                                              297,833.7
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
GLOBAL SECURITIES FUND/VA:                                                           .75% to 1.50%        12.79%
Non-Qualified V                           16.275       14.137     (13.14%)                                              112,012.5
Non-Qualified V (0.75)                    16.495       14.400     (12.70%)                                              242,920.2
Non-Qualified VII                         21.023       18.231     (13.28%)                                              517,494.8
Non-Qualified VIII                        21.142       18.363     (13.14%)                                               95,208.5
Non-Qualified IX                          16.166       14.007     (13.36%)                                                4,399.2
Non-Qualified XII                         16.571       14.460     (12.74%)                                                5,322.0
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------
GROWTH PORTFOLIO -- I SHARES: (cont
Non-Qualified XIX                    $    2,934,006
Annuity contracts in payment period      10,953,568
-----------------------------------
WORLDWIDE GROWTH PORTFOLIO -- I SHA
Non-Qualified V                          16,793,673
Non-Qualified V (0.75)                   32,871,305
Non-Qualified VII                       135,484,011
Non-Qualified VIII                       17,597,817
Non-Qualified IX                            674,837
Non-Qualified X                             795,203
Non-Qualified XII                           325,176
Non-Qualified XIII                       45,387,127
Non-Qualified XIV                        44,066,438
Non-Qualified XV                         13,113,381
Non-Qualified XVI                         5,381,980
Non-Qualified XVII                           55,695
Non-Qualified XVIII                       1,367,920
Non-Qualified XIX                         5,764,527
Annuity contracts in payment period      11,716,767
-----------------------------------
MFS-REGISTERED TRADEMARK- FUNDS:
GLOBAL GOVERNMENT SERIES:
Non-Qualified VII                         1,379,417
Non-Qualified VIII                          362,987
-----------------------------------
TOTAL RETURN SERIES:
Non-Qualified VII                        35,636,024
Non-Qualified VIII                        8,136,563
Non-Qualified XIII                       12,835,586
Non-Qualified XIV                        20,070,812
Non-Qualified XV                          6,013,143
Non-Qualified XVI                         5,961,966
Non-Qualified XVIII                       1,613,268
Non-Qualified XIX                         3,642,189
-----------------------------------
MITCHELL HUTCHINS SERIES TRUST:
TACTICAL ALLOCATION PORTFOLIO:
Non-Qualified XIII                        2,054,223
Non-Qualified XIV                         9,070,094
Non-Qualified XV                            887,359
Non-Qualified XVI                         1,235,547
Non-Qualified XVIII                         538,539
Non-Qualified XIX                           548,672
-----------------------------------
OPPENHEIMER FUNDS:
AGGRESSIVE GROWTH FUND/VA:
Non-Qualified VII                        12,006,600
Non-Qualified VIII                        3,834,244
Non-Qualified XIII                        7,477,144
Non-Qualified XIV                         7,811,265
Non-Qualified XV                          2,587,248
Non-Qualified XVI                         2,537,113
Non-Qualified XVIII                       1,660,086
Non-Qualified XIX                         1,372,120
Annuity contracts in payment period       1,163,578
-----------------------------------
GLOBAL SECURITIES FUND/VA:
Non-Qualified V                           1,583,521
Non-Qualified V (0.75)                    3,498,051
Non-Qualified VII                         9,434,447
Non-Qualified VIII                        1,748,314
Non-Qualified IX                             61,620
Non-Qualified XII                            76,956
-----------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------
                                               Value                                                                     Units
                                              Per Unit
                                              --------
                                       Net Assets                                                      Investment     Outstanding
                                       BeatnEndg      End of      Total                 Expense          Income          at End
                                        of Year        Year       Return                 Ratio            Ratio         of Year
----------------------------------------------------------------------------------------------------------------------------------
MAIN STREET GROWTH & INCOME FUND/VA:                                                 .50% to 2.25%         0.53%
Non-Qualified VII                       $ 14.248     $ 12.620     (11.43%)                                            1,868,140.6
Non-Qualified VIII                        14.329       12.711     (11.29%)                                              616,805.4
Non-Qualified XIII                         9.891        8.801     (11.02%)                                              872,460.5
Non-Qualified XIV                          9.818        8.710     (11.29%)                                            1,636,808.5
Non-Qualified XV                           9.782        8.664     (11.43%)                                              542,225.4
Non-Qualified XVI                          8.838        7.824     (11.47%)                                              260,613.9
Non-Qualified XVIII                        8.827        7.779     (11.87%)                                               94,123.8
Non-Qualified XIX                          8.831        7.794     (11.74%)                                              249,384.5
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND FUND/VA:                                                              .50% to 2.25%         6.16%
Non-Qualified V                           10.185       10.545       3.53%                                                 9,854.1
Non-Qualified V (0.75)                    10.323       10.742       4.06%                                                17,303.9
Non-Qualified VII                         11.206       11.583       3.36%                                               773,099.5
Non-Qualified VIII                        11.269       11.667       3.53%                                               230,729.8
Non-Qualified IX                          10.117       10.449       3.28%                                                   152.2
Non-Qualified XIII                        10.171       10.562       3.84%                                               554,901.8
Non-Qualified XIV                         10.096       10.453       3.54%                                               574,225.7
Non-Qualified XV                          10.059       10.398       3.37%                                               190,058.3
Non-Qualified XVI                          9.939       10.269       3.32%                                               129,252.5
Non-Qualified XVIII                        9.927       10.209       2.84%                                                33,697.5
Non-Qualified XIX                          9.931       10.229       3.00%                                                72,122.0
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
PILGRIM FUNDS:
EMERGING MARKETS FUND:                                                               .85% to 1.40%        19.78%
Non-Qualified VII                          8.011        7.075     (11.68%)                                              128,882.5
----------------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES TRUST FUND:                                                        .45% to 1.50%         0.00%
Non-Qualified V                           14.530       12.062     (16.99%)                                               40,257.1
Non-Qualified V (0.75)                    14.886       12.420     (16.57%)                                               40,151.9
Non-Qualified VII                         14.354       11.897     (17.12%)                                               83,798.8
Non-Qualified IX                          14.395       11.920     (17.19%)                                                   32.4
Non-Qualified X                           14.530       12.062     (16.99%)                                                1,753.1
----------------------------------------------------------------------------------------------------------------------------------
PILGRIM VARIABLE FUNDS:
GROWTH OPPORTUNITIES PORTFOLIO -- CLASS S:                                           .95% to 1.90%         0.00%
Non-Qualified XIII                         9.367        7.998     (14.62%)     (6)                                        6,966.1
Non-Qualified XIV                         10.031        7.981     (20.44%)     (5)                                        3,705.2
Non-Qualified XV                          10.086        7.973     (20.95%)     (4)                                        2,168.4
Non-Qualified XVI                          8.467        7.970      (5.87%)     (7)                                        3,466.9
Non-Qualified XIX                          9.970        7.954     (20.22%)     (4)                                        1,413.8
----------------------------------------------------------------------------------------------------------------------------------
MAGNA CAP PORTFOLIO -- CLASS S:                                                      .95% to 1.90%         0.91%
Non-Qualified XIII                         9.602        9.335      (2.78%)     (5)                                       28,148.5
Non-Qualified XIV                          9.567        9.316      (2.62%)     (5)                                        6,683.0
Non-Qualified XV                           9.624        9.306      (3.30%)     (5)                                          701.1
Non-Qualified XVI                          9.883        9.303      (5.87%)     (4)                                        7,866.6
Non-Qualified XIX                          9.284        9.284       0.00%     (11)                                        2,776.6
----------------------------------------------------------------------------------------------------------------------------------
MID CAP OPPORTUNITIES PORTFOLIO -- CLASS S:                                          .95% to 1.90%         0.00%
Non-Qualified XIII                        10.181        8.476     (16.75%)     (4)                                       31,788.1
Non-Qualified XIV                         10.125        8.458     (16.46%)     (4)                                       27,540.0
Non-Qualified XV                           9.402        8.449     (10.14%)     (5)                                       14,863.5
Non-Qualified XVI                         10.001        8.447     (15.54%)     (4)                                       13,286.8
Non-Qualified XVIII                        9.481        8.420     (11.19%)     (5)                                          288.0
Non-Qualified XIX                          9.630        8.429     (12.47%)     (6)                                       14,482.5
----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP OPPORTUNITIES PORTFOLIO -- CLASS S:                                        .95% to 1.90%         0.35%
Non-Qualified XIII                        10.065        8.497     (15.58%)     (4)                                       73,606.7
Non-Qualified XIV                         10.064        8.479     (15.75%)     (4)                                       37,134.7
Non-Qualified XV                          11.291        8.470     (24.98%)     (4)                                       14,405.0
Non-Qualified XVI                         10.136        8.467     (16.47%)     (4)                                       18,432.1
Non-Qualified XVIII                       10.175        8.441     (17.04%)     (4)                                        2,354.2
Non-Qualified XIX                          9.638        8.450     (12.33%)     (6)                                        4,949.2
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------
MAIN STREET GROWTH & INCOME FUND/VA
Non-Qualified VII                    $   23,575,934
Non-Qualified VIII                        7,840,213
Non-Qualified XIII                        7,678,525
Non-Qualified XIV                        14,256,602
Non-Qualified XV                          4,697,841
Non-Qualified XVI                         2,039,043
Non-Qualified XVIII                         732,189
Non-Qualified XIX                         1,943,703
Annuity contracts in payment period       2,944,636
-----------------------------------
STRATEGIC BOND FUND/VA:
Non-Qualified V                             103,912
Non-Qualified V (0.75)                      185,878
Non-Qualified VII                         8,954,812
Non-Qualified VIII                        2,691,925
Non-Qualified IX                              1,590
Non-Qualified XIII                        5,860,873
Non-Qualified XIV                         6,002,381
Non-Qualified XV                          1,976,226
Non-Qualified XVI                         1,327,294
Non-Qualified XVIII                         344,018
Non-Qualified XIX                           737,736
Annuity contracts in payment period         705,172
-----------------------------------
PILGRIM FUNDS:
EMERGING MARKETS FUND:
Non-Qualified VII                           911,844
-----------------------------------
NATURAL RESOURCES TRUST FUND:
Non-Qualified V                             485,581
Non-Qualified V (0.75)                      498,687
Non-Qualified VII                           996,954
Non-Qualified IX                                386
Non-Qualified X                              21,146
-----------------------------------
PILGRIM VARIABLE FUNDS:
GROWTH OPPORTUNITIES PORTFOLIO -- C
Non-Qualified XIII                           55,715
Non-Qualified XIV                            29,571
Non-Qualified XV                             17,289
Non-Qualified XVI                            27,631
Non-Qualified XIX                            11,245
-----------------------------------
MAGNA CAP PORTFOLIO -- CLASS S:
Non-Qualified XIII                          262,766
Non-Qualified XIV                            62,259
Non-Qualified XV                              6,524
Non-Qualified XVI                            73,183
Non-Qualified XIX                            25,778
-----------------------------------
MID CAP OPPORTUNITIES PORTFOLIO --
Non-Qualified XIII                          269,436
Non-Qualified XIV                           232,933
Non-Qualified XV                            125,582
Non-Qualified XVI                           112,234
Non-Qualified XVIII                           2,425
Non-Qualified XIX                           122,073
-----------------------------------
SMALL CAP OPPORTUNITIES PORTFOLIO -
Non-Qualified XIII                          625,436
Non-Qualified XIV                           314,865
Non-Qualified XV                            122,010
Non-Qualified XVI                           156,065
Non-Qualified XVIII                          19,872
Non-Qualified XIX                            41,821
-----------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------
                                               Value                                                                     Units
                                              Per Unit
                                              --------
                                       Net Assets                                                      Investment     Outstanding
                                       BeatnEndg      End of      Total                 Expense          Income          at End
                                        of Year        Year       Return                 Ratio            Ratio         of Year
----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO PARTNERS, INC. (PPI):
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I
  CLASS:                                                                             .45% to 2.25%        19.25%
Non-Qualified V                         $ 36.551     $ 27.159     (25.70%)                                              300,791.5
Non-Qualified V (0.75)                    37.448       27.966     (25.32%)                                              212,226.4
Non-Qualified VII                         17.303       12.836     (25.82%)                                            1,075,773.3
Non-Qualified VIII                        17.385       12.917     (25.70%)                                              308,780.4
Non-Qualified IX                          36.213       26.840     (25.88%)                                                3,302.6
Non-Qualified X                           36.551       27.159     (25.70%)                                                9,287.1
Non-Qualified XII                         14.714       10.983     (25.36%)                                                2,679.3
Non-Qualified XIII                        14.030       10.456     (25.47%)                                              863,568.1
Non-Qualified XIV                         13.926       10.347     (25.70%)                                              911,394.0
Non-Qualified XV                          13.875       10.293     (25.82%)                                              268,472.4
Non-Qualified XVI                          8.801        6.526     (25.85%)                                              339,484.1
Non-Qualified XVII                        40.304       30.112     (25.29%)                                                  374.7
Non-Qualified XVIII                        8.790        6.488     (26.19%)                                              126,421.4
Non-Qualified XIX                          8.794        6.500     (26.09%)                                              287,459.2
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS:                                       .45% to 2.25%        6.31%
Non-Qualified V                           20.426       15.086     (26.14%)                                              420,422.3
Non-Qualified V (0.75)                    20.927       15.534     (25.77%)                                              443,964.5
Non-Qualified VII                         19.644       14.485     (26.26%)                                            3,504,571.0
Non-Qualified VIII                        13.372        9.875     (26.15%)                                              482,714.9
Non-Qualified IX                          20.236       14.908     (26.33%)                                                7,437.3
Non-Qualified X                           20.426       15.086     (26.14%)                                               15,416.5
Non-Qualified XII                         11.453        8.497     (25.81%)                                                1,963.9
Non-Qualified XIII                        10.933        8.099     (25.92%)                                              853,538.0
Non-Qualified XIV                         10.853        8.015     (26.15%)                                            1,011,359.3
Non-Qualified XV                          10.812        7.973     (26.26%)                                              336,247.7
Non-Qualified XVI                          7.614        5.612     (26.29%)                                              140,982.7
Non-Qualified XVII                        20.274       15.056     (25.74%)                                                  380.3
Non-Qualified XVIII                        7.605        5.579     (26.64%)                                               74,706.8
Non-Qualified XIX                          7.608        5.590     (26.52%)                                              184,512.2
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS:                                        .45% to 1.90%        20.49%
Non-Qualified V                           17.889       13.976     (21.87%)                                              351,117.2
Non-Qualified V (0.75)                    18.328       14.392     (21.48%)                                              270,714.1
Non-Qualified VI                          15.133       11.830     (21.83%)                                               21,904.6
Non-Qualified VII                         17.659       13.775     (21.99%)                                            2,768,106.8
Non-Qualified VIII                        12.169        9.506     (21.88%)                                              491,017.8
Non-Qualified IX                          17.723       13.812     (22.07%)                                               12,674.6
Non-Qualified X                           17.889       13.976     (21.87%)                                              141,938.0
Non-Qualified XI                          15.133       11.830     (21.83%)                                                1,303.0
Non-Qualified XIII                        11.755        9.211     (21.64%)                                              416,033.9
Non-Qualified XIV                         11.668        9.115     (21.88%)                                              766,264.9
Non-Qualified XV                          11.625        9.068     (22.00%)                                              239,620.4
Non-Qualified XVI                          8.726        6.803     (22.04%)                                              165,807.7
Non-Qualified XVIII                        8.715        6.763     (22.40%)                                               51,496.2
Non-Qualified XIX                          8.719        6.777     (22.27%)                                              131,798.1
----------------------------------------------------------------------------------------------------------------------------------
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS:                               .45% to 2.25%        25.04%
Non-Qualified V                           26.160       18.876     (27.84%)                                              254,403.9
Non-Qualified V (0.75)                    26.801       19.437     (27.48%)                                              242,231.6
Non-Qualified VII                         14.415       10.384     (27.96%)                                              218,708.8
Non-Qualified VIII                        14.482       10.449     (27.85%)                                               56,361.3
Non-Qualified IX                          25.917       18.654     (28.02%)                                                3,764.1
Non-Qualified X                           26.160       18.876     (27.84%)                                                2,388.8
Non-Qualified XIII                        11.557        8.364     (27.63%)                                              856,531.9
Non-Qualified XIV                         11.472        8.277     (27.85%)                                              529,984.2
Non-Qualified XV                          11.430        8.234     (27.96%)                                              415,390.2
Non-Qualified XVI                          9.775        7.038     (28.00%)                                              227,334.0
Non-Qualified XVIII                        9.763        6.997     (28.33%)                                               10,818.9
Non-Qualified XIX                          9.767        7.011     (28.22%)                                               74,030.1
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------
PORTFOLIO PARTNERS, INC. (PPI):
PPI MFS CAPITAL OPPORTUNITIES PORTF
  CLASS:
Non-Qualified V                      $    8,169,197
Non-Qualified V (0.75)                    5,935,123
Non-Qualified VII                        13,808,626
Non-Qualified VIII                        3,988,516
Non-Qualified IX                             88,643
Non-Qualified X                             252,229
Non-Qualified XII                            29,427
Non-Qualified XIII                        9,029,468
Non-Qualified XIV                         9,430,194
Non-Qualified XV                          2,763,386
Non-Qualified XVI                         2,215,473
Non-Qualified XVII                           11,282
Non-Qualified XVIII                         820,222
Non-Qualified XIX                         1,868,485
Annuity contracts in payment period       4,421,857
-----------------------------------
PPI MFS EMERGING EQUITIES PORTFOLIO
Non-Qualified V                           6,342,491
Non-Qualified V (0.75)                    6,896,544
Non-Qualified VII                        50,763,711
Non-Qualified VIII                        4,766,810
Non-Qualified IX                            110,875
Non-Qualified X                             232,573
Non-Qualified XII                            16,687
Non-Qualified XIII                        6,912,804
Non-Qualified XIV                         8,106,045
Non-Qualified XV                          2,680,903
Non-Qualified XVI                           791,195
Non-Qualified XVII                            5,726
Non-Qualified XVIII                         416,789
Non-Qualified XIX                         1,031,423
Annuity contracts in payment period       2,460,777
-----------------------------------
PPI MFS RESEARCH GROWTH PORTFOLIO -
Non-Qualified V                           4,907,214
Non-Qualified V (0.75)                    3,896,117
Non-Qualified VI                            259,132
Non-Qualified VII                        38,130,671
Non-Qualified VIII                        4,667,615
Non-Qualified IX                            175,062
Non-Qualified X                           1,983,726
Non-Qualified XI                             15,415
Non-Qualified XIII                        3,832,088
Non-Qualified XIV                         6,984,505
Non-Qualified XV                          2,172,878
Non-Qualified XVI                         1,127,990
Non-Qualified XVIII                         348,269
Non-Qualified XIX                           893,196
-----------------------------------
PPI SCUDDER INTERNATIONAL GROWTH PO
Non-Qualified V                           4,802,128
Non-Qualified V (0.75)                    4,708,255
Non-Qualified VII                         2,271,072
Non-Qualified VIII                          588,919
Non-Qualified IX                             70,215
Non-Qualified X                              45,091
Non-Qualified XIII                        7,164,033
Non-Qualified XIV                         4,386,679
Non-Qualified XV                          3,420,323
Non-Qualified XVI                         1,599,977
Non-Qualified XVIII                          75,700
Non-Qualified XIX                           519,025
Annuity contracts in payment period         797,729
-----------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------
                                               Value                                                                     Units
                                              Per Unit
                                              --------
                                       Net Assets                                                      Investment     Outstanding
                                       BeatnEndg      End of      Total                 Expense          Income          at End
                                        of Year        Year       Return                 Ratio            Ratio         of Year
----------------------------------------------------------------------------------------------------------------------------------
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS:                                .45% to 2.25%        15.41%
Non-Qualified V                         $ 21.643     $ 19.189     (11.34%)                                              212,838.0
Non-Qualified V (0.75)                    22.174       19.759     (10.89%)                                              246,671.1
Non-Qualified VII                         27.438       24.288     (11.48%)                                            3,007,877.4
Non-Qualified VIII                        19.893       17.636     (11.35%)                                              281,779.1
Non-Qualified IX                          21.443       18.964     (11.56%)                                                9,149.6
Non-Qualified X                           21.643       19.189     (11.34%)                                                6,687.7
Non-Qualified XII                         13.138       11.702     (10.93%)                                                1,872.9
Non-Qualified XVII                        25.061       22.342     (10.85%)                                                1,012.6
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL JENNISON PORTFOLIO:                                                       .95% to 1.90%         0.00%
Non-Qualified XIII                         9.126        8.903      (2.44%)     (6)                                       16,482.2
Non-Qualified XIV                          9.208        8.884      (3.52%)     (6)                                       24,556.3
Non-Qualified XV                           9.047        8.875      (1.90%)     (6)                                        7,748.4
Non-Qualified XVI                          8.978        8.872      (1.18%)     (6)                                       25,615.0
Non-Qualified XVIII                        8.105        8.844       9.12%      (9)                                          629.1
Non-Qualified XIX                          9.109        8.854      (2.80%)     (6)                                        6,445.3
----------------------------------------------------------------------------------------------------------------------------------
SP JENNISON INTERNATIONAL GROWTH PORTFOLIO:                                          .95% to 1.90%         0.00%
Non-Qualified XIV                          9.347        7.521     (19.54%)     (7)                                          259.7
Non-Qualified XVI                          8.170        7.510      (8.08%)     (5)                                        6,248.6
Non-Qualified XVIII                        7.170        7.487       4.42%      (6)                                          213.2
Non-Qualified XIX                          8.295        7.495      (9.64%)     (6)                                        1,175.5
----------------------------------------------------------------------------------------------------------------------------------
TOTAL
==================================================================================================================================

-----------------------------------
PPI T. ROWE PRICE GROWTH EQUITY POR
Non-Qualified V                      $    4,084,148
Non-Qualified V (0.75)                    4,873,974
Non-Qualified VII                        73,055,327
Non-Qualified VIII                        4,969,456
Non-Qualified IX                            173,513
Non-Qualified X                             128,331
Non-Qualified XII                            21,917
Non-Qualified XVII                           22,624
Annuity contracts in payment period       2,065,761
-----------------------------------
PRUDENTIAL JENNISON PORTFOLIO:
Non-Qualified XIII                          146,741
Non-Qualified XIV                           218,158
Non-Qualified XV                             68,767
Non-Qualified XVI                           227,256
Non-Qualified XVIII                           5,564
Non-Qualified XIX                            57,067
-----------------------------------
SP JENNISON INTERNATIONAL GROWTH PO
Non-Qualified XIV                             1,953
Non-Qualified XVI                            46,927
Non-Qualified XVIII                           1,596
Non-Qualified XIX                             8,810
-----------------------------------
TOTAL                                $5,771,340,707
===================================

       NON-QUALIFIED 1964                Individual contracts issued from December 1, 1964 to
                                         March 14, 1967.

       NON-QUALIFIED V                   Certain AetnaPlus contracts issued in connection with
                                         Deferred Compensation Plans issued since August 28, 1992,
                                         and certain individual non-qualified contracts.

       NON-QUALIFIED VI                  Certain existing contracts that were converted to ACES, an administrative system (previously valued under Non-Qualified
                                         I).

       NON-QUALIFIED VII                 Certain individual and group contracts issued as
                                         non-qualified deferred annuity contracts or Individual
                                         Retirement Annuity contracts issued since May 4, 1994.

       NON-QUALIFIED VIII                Certain individual Retirement Annuity contracts issued since
                                         May 1, 1998.

       NON-QUALIFIED IX                  Group Aetna Plus contracts assessing an administrative
                                         expense charge effective April 7, 1997 issued in connection with Deferred Compensation Plans.

       NON-QUALIFIED X                   Group AetnaPlus contracts containing contractual limits on fees, issued in connection with Deferred Compensation Plans and as individual non-qualified contracts, resulting in
                                         reduced daily charges for certain funding options effective
                                         May 29, 1997.

       NON-QUALIFIED XI                  Certain contracts, previously valued under Non-Qualified VI, containing contractual limits on fees, resulting in reduced daily charges for certain funding options effective May 29,
                                         1997.

       NON-QUALIFIED XIII                Certain individual Retirement Annuity contracts issued since
                                         October 1, 1998.

       NON-QUALIFIED XIV                 Certain individual Retirement Annuity contracts issued since
                                         September 1, 1998.

       NON-QUALIFIED XVI                 Certain individual Retirement Annuity contracts issued since
                                         August 2000.

       NON-QUALIFIED XVII                Group AetnaPlus contracts issued in connection with Deferred
                                         Compensation Plans having contract modifications effective
                                         September 1, 1999.

       NON-QUALIFIED XVIII               Certain individual Retirement Annuity contracts issued since
                                         September 2000.

       NON-QUALIFIED XIX                 Certain individual Retirement Annuity contracts issued since
                                         August 2000.

       NON-QUALIFIED XV                  Certain individual Retirement Annuity contracts issued since
                                         September 1, 1998.

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

       NOTES TO CONDENSED FINANCIAL INFORMATION:

                         (1)   - Reflects less than a full year of performance activity.
                               Funds were first received in this option during January
                               2001.
                         (2)   - Reflects less than a full year of performance activity.
                               Funds were first received in this option during March 2001.
                         (3)   - Reflects less than a full year of performance activity.
                               Funds were first received in this option during April 2001.
                         (4)   - Reflects less than a full year of performance activity.
                               Funds were first received in this option during May 2001.
                         (5)   - Reflects less than a full year of performance activity.
                               Funds were first received in this option during June 2001.
                         (6)   - Reflects less than a full year of performance activity.
                               Funds were first received in this option during July 2001.
                         (7)   - Reflects less than a full year of performance activity.
                               Funds were first received in this option during August 2001.
                         (8)   - Reflects less than a full year of performance activity.
                               Funds were first received in this option during September
                               2001.
                         (9)   - Reflects less than a full year of performance activity.
                               Funds were first received in this option during October
                               2001.
                        (10)   - Reflects less than a full year of performance activity.
                               Funds were first received in this option during November
                               2001.
                        (11)   - Reflects less than a full year of performance activity.
                               Funds were first received in this option during December
                               2001.

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001:
1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
   Variable Annuity Account B (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as amended, as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   a. VALUATION OF INVESTMENTS
   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 2001:

   Aetna Ascent VP                           Federated Insurance Series: (continued):
   Aetna Balanced VP, Inc.                   - Equity Income Fund II
   Aetna Bond VP                             - Growth Strategies Fund II
   Aetna Crossroads VP                       - High Income Bond Fund II
   Aetna GET Fund, Series D                  - International Equity Fund II
   Aetna GET Fund, Series E                  - Prime Money Fund II
   Aetna GET Fund, Series G                  - U.S. Government Securities Fund II
   Aetna GET Fund, Series H                  - Utility Fund II
   Aetna GET Fund, Series I                  Fidelity-Registered Trademark- Variable Insurance
   Aetna GET Fund, Series J                  Products Funds:
   Aetna GET Fund, Series K                  - Asset Manager Portfolio -- Initial Class
   Aetna GET Fund, Series L                  - Contrafund-Registered Trademark- Portfolio -- Initial
   Aetna GET Fund, Series M                  Class
   Aetna GET Fund, Series N                  - Equity-Income Portfolio -- Initial Class
   Aetna GET Fund, Series P                  - Growth Portfolio -- Initial Class
   Aetna GET Fund, Series Q                  - High Income Portfolio -- Initial Class
   Aetna Growth and Income VP                - Index 500 Portfolio -- Initial Class
   Aetna Growth VP                           - Investment Grade Bond Portfolio -- Initial Class
   Aetna Index Plus Large Cap VP             - Overseas Portfolio -- Initial Class
   Aetna Index Plus Mid Cap VP               Janus Aspen Series:
   Aetna Index Plus Small Cap VP             - Aggressive Growth Portfolio -- I Shares
   Aetna International VP                    - Balanced Portfolio -- I Shares
   Aetna Legacy VP                           - Flexible Income Portfolio -- I Shares
   Aetna Money Market VP                     - Growth Portfolio -- I Shares
   Aetna Small Company VP                    - Worldwide Growth Portfolio -- I Shares
   Aetna Technology VP                       MFS-Registered Trademark- Funds:
   Aetna Value Opportunity VP                - Global Government Series
   AIM V.I. Funds:                           - Total Return Series
   - Capital Appreciation Fund               Mitchell Hutchins Series Trust:
   - Government Securities Fund              - Growth and Income Portfolio
   - Growth and Income Fund                  - Small Cap portfolio
   - Growth Fund                             - Tactical Allocation Portfolio
   - Value Fund                              Oppenheimer Funds:
   Alger American Funds:                     - Aggressive Growth Fund/VA
   - Balanced Portfolio                      - Global Securities Fund/VA
   - Income & Growth Portfolio               - Main Street Growth & Income Fund/VA
   - Leveraged AllCap Portfolio              - Strategic Bond Fund/VA
   Alliance Funds:                           Pilgrim Funds:
   - Growth and Income Portfolio             - Emerging Markets Fund, Inc.
   - Premier Growth Portfolio                - Natural Resources Trust Fund
   - Quasar Portfolio                        Pilgrim Variable Funds:
   American Century Investments:             - Growth Opportunities Portfolio -- Class S
   - Balanced Fund                           - Magna Cap Portfolio -- Class S
   - International Fund                      - Mid Cap Opportunities Portfolio -- Class S
   Calvert Social Balanced Portfolio         - Small Cap Opportunities Portfolio -- Class S
   Federated Insurance Series:               Portfolio Partners, Inc. (PPI):
   - American Leaders Fund II                - PPI MFS Capital Opportunities Portfolio -- I Class
                                             - PPI MFS Emerging Equities Portfolio -- I Class
                                             - PPI MFS Research Growth Portfolio -- I Class
                                             - PPI Scudder International Growth Portfolio -- I Class
                                             - PPI T. Rowe Price Growth Equity Portfolio -- I Class
                                             Prudential Jennison Portfolio
                                             SP Jennison International Growth Portfolio

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):

   b. OTHER

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. FEDERAL INCOME TAXES

   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

   d. ANNUITY RESERVES

   Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2.  VALUATION PERIOD DEDUCTIONS

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3.  DIVIDEND INCOME

   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) in the Statement of Operations.

4.  PURCHASES AND SALES OF INVESTMENTS

   The cost of purchases and proceeds from sales of investments other than short-term investments for the year ended December 31, 2001 aggregated $2,907,441,528 and $2,444,944,910, respectively.

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS

                                                Valuation       Proceeds         Cost of
                                                  Period          from         Investments
 YEAR ENDED DECEMBER 31, 2001     Dividends     Deductions       Sales            Sold
 AETNA ASCENT VP
 Annuity contracts in
   accumulation                  $    249,636  $   (192,305) $    2,505,781  $    (2,720,528)
 AETNA BALANCED VP, INC.
 Annuity contracts in
   accumulation                    11,377,649    (2,264,628)     23,173,137      (30,276,467)
 AETNA BOND VP
 Annuity contracts in
   accumulation                     7,945,091    (1,435,902)     20,279,853      (19,410,035)
 AETNA CROSSROADS VP
 Annuity contracts in
   accumulation                       481,864      (239,251)      3,036,587       (3,184,113)
 AETNA GET FUND, SERIES C
 Annuity contracts in
   accumulation                       347,661       (53,802)      4,990,486       (7,539,591)
 AETNA GET FUND, SERIES D
 Annuity contracts in
   accumulation                     1,801,027    (1,823,039)     12,420,366      (12,841,030)
 AETNA GET FUND, SERIES E
 Annuity contracts in
   accumulation                     2,482,472    (5,314,830)     36,784,208      (38,822,534)
 AETNA GET FUND, SERIES G
 Annuity contracts in
   accumulation                       684,964    (3,030,137)     17,751,591      (18,186,366)
 AETNA GET FUND, SERIES H
 Annuity contracts in
   accumulation                       643,089    (2,295,358)     11,738,713      (12,108,479)
 AETNA GET FUND, SERIES I
 Annuity contracts in
   accumulation                       225,593    (1,534,833)      6,728,564       (6,948,467)
 AETNA GET FUND, SERIES J
 Annuity contracts in
   accumulation                       136,636    (1,315,076)      6,370,181       (6,653,962)
 AETNA GET FUND, SERIES K
 Annuity contracts in
   accumulation                         3,658    (1,752,808)      5,816,198       (5,928,542)
 AETNA GET FUND, SERIES L
 Annuity contracts in
   accumulation                     1,874,334    (1,324,455)      7,492,254       (7,365,141)
 AETNA GET FUND, SERIES M
 Annuity contracts in
   accumulation                     2,028,202    (1,382,780)      4,582,147       (4,633,814)
 AETNA GET FUND, SERIES N
 Annuity contracts in
   accumulation                       752,868      (642,884)      9,054,819       (8,844,052)
 AETNA GET FUND, SERIES P
 Annuity contracts in
   accumulation                        48,120      (114,682)      2,681,028       (2,680,728)
 AETNA GET FUND, SERIES Q
 Annuity contracts in
   accumulation                             0        (1,059)        974,250         (974,087)
 AETNA GROWTH AND INCOME VP
 Annuity contracts in
   accumulation                     4,762,495    (8,183,668)    178,157,859     (292,034,184)
 AETNA GROWTH VP
 Annuity contracts in
   accumulation                     8,313,560      (727,122)     94,630,200     (132,444,520)
 -------------------------------------------------------------------------------------------

                                                                                    Net             Net
                                     Net               Net Unrealized            Change in       Increase
                                  Realized              Gain (Loss)             Unrealized      (Decrease)
                                 Gain (Loss)   ------------------------------   Gain (Loss)    in Net Assets
                                     on        Beginning of         End             on        Resulting from
YEAR ENDED DECEMBER 31, 2001     Investments       Year           of Year       Investments     Operations
AETNA ASCENT VP
Annuity contracts in
  accumulation                  $   (214,747)  $      88,271  $    (1,939,740) $ (2,028,011)    $  (2,185,427)
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation                    (7,103,330)    (26,671,998)     (39,632,837)  (12,960,839)      (10,951,148)
AETNA BOND VP
Annuity contracts in
  accumulation                       869,818         292,798        1,190,970       898,172         8,277,179
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                      (147,526)         96,848       (1,646,815)   (1,743,663)       (1,648,576)
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                    (2,549,105)     (1,291,730)               0     1,291,730          (963,516)
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation                      (420,664)     (5,506,290)      (4,410,322)    1,095,968           653,292
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                    (2,038,326)    (16,149,627)     (14,356,018)    1,793,609        (3,077,075)
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                      (434,775)     (4,092,929)      (1,959,918)    2,133,011          (646,937)
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                      (369,766)     (3,459,172)      (2,894,300)      564,872        (1,457,163)
AETNA GET FUND, SERIES I
Annuity contracts in
  accumulation                      (219,903)     (1,839,216)        (851,507)      987,709          (541,434)
AETNA GET FUND, SERIES J
Annuity contracts in
  accumulation                      (283,781)     (2,762,925)      (1,664,280)    1,098,645          (363,576)
AETNA GET FUND, SERIES K
Annuity contracts in
  accumulation                      (112,344)       (937,549)      (1,605,745)     (668,196)       (2,529,690)
AETNA GET FUND, SERIES L
Annuity contracts in
  accumulation                       127,113             194       (1,992,611)   (1,992,805)       (1,315,813)
AETNA GET FUND, SERIES M
Annuity contracts in
  accumulation                       (51,667)              0       (3,590,542)   (3,590,542)       (2,996,787)
AETNA GET FUND, SERIES N
Annuity contracts in
  accumulation                       210,767               0        2,203,779     2,203,779         2,524,530
AETNA GET FUND, SERIES P
Annuity contracts in
  accumulation                           300               0          192,563       192,563           126,301
AETNA GET FUND, SERIES Q
Annuity contracts in
  accumulation                           163               0              757           757              (139)
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                  (113,876,325)   (241,325,047)    (297,317,718)  (55,992,671)     (173,290,169)
AETNA GROWTH VP
Annuity contracts in
  accumulation                   (37,814,320)    (11,298,783)      (3,450,213)    7,848,570       (22,379,312)
---------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                                Valuation       Proceeds         Cost of
                                                  Period          from         Investments
 YEAR ENDED DECEMBER 31, 2001     Dividends     Deductions       Sales            Sold
 AETNA INDEX PLUS LARGE CAP VP
 Annuity contracts in
   accumulation                  $  9,897,852  $ (2,853,167) $  106,107,224  $  (142,896,002)
 AETNA INDEX PLUS MID CAP VP
 Annuity contracts in
   accumulation                       521,114       (65,963)      2,436,526       (2,739,854)
 AETNA INDEX PLUS SMALL CAP VP
 Annuity contracts in
   accumulation                        65,130       (12,012)      1,607,489       (1,591,462)
 AETNA INTERNATIONAL VP
 Annuity contracts in
   accumulation                        10,501      (105,844)     45,584,762      (49,986,756)
 AETNA LEGACY VP
 Annuity contracts in
   accumulation                     1,080,182      (322,665)      6,467,384       (6,615,858)
 AETNA MONEY MARKET VP
 Annuity contracts in
   accumulation                    11,841,123    (3,370,105)    749,106,647     (749,894,537)
 AETNA SMALL COMPANY VP
 Annuity contracts in
   accumulation                     2,133,898      (638,072)     62,327,461      (62,406,737)
 AETNA TECHNOLOGY VP
 Annuity contracts in
   accumulation                             0      (128,546)     14,055,074      (21,224,020)
 AETNA VALUE OPPORTUNITY VP
 Annuity contracts in
   accumulation                     1,200,310      (310,011)      7,927,547       (8,645,315)
 AIM V.I. FUNDS:
   CAPITAL APPRECIATION FUND
 Annuity contracts in
   accumulation                     1,907,222      (300,008)      6,380,702      (10,324,224)
   GOVERNMENT SECURITIES FUND
 Annuity contracts in
   accumulation                       262,179       (63,274)      2,444,070       (2,349,228)
   GROWTH AND INCOME FUND
 Annuity contracts in
   accumulation                        21,411      (561,955)      4,861,685       (7,767,404)
   GROWTH FUND
 Annuity contracts in
   accumulation                        66,226      (371,290)      4,277,489       (8,197,683)
   VALUE FUND
 Annuity contracts in
   accumulation                     1,589,248      (912,322)     12,092,453      (16,269,830)
 ALGER AMERICAN FUNDS:
   BALANCED PORTFOLIO
 Annuity contracts in
   accumulation                       132,843       (58,127)      1,043,081       (1,102,677)
   INCOME & GROWTH PORTFOLIO
 Annuity contracts in
   accumulation                       972,656      (182,226)      3,002,853       (3,665,251)
   LEVERAGED ALLCAP PORTFOLIO
 Annuity contracts in
   accumulation                       426,602      (167,563)      2,747,405       (3,877,481)
 ALLIANCE FUNDS:
   GROWTH AND INCOME PORTFOLIO
 Annuity contracts in
   accumulation                       690,777      (202,992)        816,894         (871,741)
 -------------------------------------------------------------------------------------------

                                                                                    Net             Net
                                     Net               Net Unrealized            Change in       Increase
                                  Realized              Gain (Loss)             Unrealized      (Decrease)
                                 Gain (Loss)   ------------------------------   Gain (Loss)    in Net Assets
                                     on        Beginning of         End             on        Resulting from
YEAR ENDED DECEMBER 31, 2001     Investments       Year           of Year       Investments     Operations
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                  $(36,788,778)  $ (37,334,071) $   (46,577,775) $ (9,243,704)    $ (38,987,797)
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                      (303,328)         77,987         (288,645)     (366,632)         (214,809)
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                        16,027          69,502           49,522       (19,980)           49,165
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                    (4,401,994)     (1,854,980)         245,317     2,100,297        (2,397,040)
AETNA LEGACY VP
Annuity contracts in
  accumulation                      (148,474)        473,877       (1,069,986)   (1,543,863)         (934,820)
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                      (787,890)      2,001,969        1,619,703      (382,266)        7,300,862
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                       (79,276)      1,228,137        1,651,001       422,864         1,839,414
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation                    (7,168,946)     (3,777,303)        (128,319)    3,648,984        (3,648,508)
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                      (717,768)        383,845       (2,918,403)   (3,302,248)       (3,129,717)
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                    (3,943,522)     (5,765,131)     (10,536,743)   (4,771,612)       (7,107,920)
  GOVERNMENT SECURITIES FUND
Annuity contracts in
  accumulation                        94,842            (259)        (124,367)     (124,108)          169,639
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                    (2,905,719)     (8,539,095)     (18,304,491)   (9,765,396)      (13,211,659)
  GROWTH FUND
Annuity contracts in
  accumulation                    (3,920,194)     (9,043,771)     (18,837,689)   (9,793,918)      (14,019,176)
  VALUE FUND
Annuity contracts in
  accumulation                    (4,177,377)     (7,734,104)     (15,583,648)   (7,849,544)      (11,349,995)
ALGER AMERICAN FUNDS:
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                       (59,596)       (159,674)        (321,590)     (161,916)         (146,796)
  INCOME & GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      (662,398)       (550,320)      (3,175,152)   (2,624,832)       (2,496,800)
  LEVERAGED ALLCAP PORTFOLIO
Annuity contracts in
  accumulation                    (1,130,076)     (2,906,571)      (4,631,271)   (1,724,700)       (2,595,737)
ALLIANCE FUNDS:
  GROWTH AND INCOME PORTFOLIO
Annuity contracts in
  accumulation                       (54,847)         34,311       (1,296,388)   (1,330,699)         (897,761)
---------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                                Valuation       Proceeds         Cost of
                                                  Period          from         Investments
 YEAR ENDED DECEMBER 31, 2001     Dividends     Deductions       Sales            Sold
   PREMIER GROWTH PORTFOLIO
 Annuity contracts in
   accumulation                  $    354,185  $    (87,980) $      604,172  $      (831,270)
   QUASAR PORTFOLIO
 Annuity contracts in
   accumulation                        17,973        (6,740)        407,648         (458,690)
 AMERICAN CENTURY VP FUNDS:
   BALANCED FUND
 Annuity contracts in
   accumulation                       147,073       (31,651)        555,347         (610,794)
   INTERNATIONAL FUND
 Annuity contracts in
   accumulation                       390,807       (49,590)        809,213       (1,105,799)
 CALVERT SOCIAL BALANCED PORTFOLIO
 Annuity contracts in
   accumulation                       109,907       (26,548)        618,082         (694,165)
 FEDERATED INSURANCE SERIES:
   AMERICAN LEADERS FUND II
 Annuity contracts in
   accumulation                     1,917,273    (1,293,263)     16,943,140      (12,932,983)
   EQUITY INCOME FUND II
 Annuity contracts in
   accumulation                       411,071      (283,176)      5,372,572       (5,124,104)
   GROWTH STRATEGIES FUND II
 Annuity contracts in
   accumulation                       459,610      (357,879)      6,818,548       (5,379,459)
   HIGH INCOME BOND FUND II
 Annuity contracts in
   accumulation                     2,603,114      (337,791)      6,273,583       (8,320,808)
   INTERNATIONAL EQUITY FUND II
 Annuity contracts in
   accumulation                     2,007,286      (202,306)      3,858,005       (3,259,229)
   PRIME MONEY FUND II
 Annuity contracts in
   accumulation                       301,310      (117,630)      6,309,600       (6,309,600)
   U.S. GOVERNMENT SECURITIES FUND II
 Annuity contracts in
   accumulation                       445,726      (161,350)      2,460,106       (2,331,899)
   UTILITY FUND II
 Annuity contracts in
   accumulation                       579,989      (227,895)      4,087,446       (4,116,453)
 FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS FUNDS:
   ASSET MANAGER PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                       970,762      (215,889)      3,403,615       (3,849,530)
   CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                     6,961,120    (2,342,906)     33,597,241      (40,800,127)
   EQUITY-INCOME PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                    11,925,239    (2,467,655)     53,521,422      (56,226,775)
   GROWTH PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                    13,676,127    (2,276,324)     21,128,365      (31,007,047)
   HIGH INCOME PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                     5,820,989      (571,109)     16,342,490      (21,630,485)
 -------------------------------------------------------------------------------------------

                                                                                    Net             Net
                                     Net               Net Unrealized            Change in       Increase
                                  Realized              Gain (Loss)             Unrealized      (Decrease)
                                 Gain (Loss)   ------------------------------   Gain (Loss)    in Net Assets
                                     on        Beginning of         End             on        Resulting from
YEAR ENDED DECEMBER 31, 2001     Investments       Year           of Year       Investments     Operations
  PREMIER GROWTH PORTFOLIO
Annuity contracts in
  accumulation                  $   (227,098)  $    (105,771) $    (1,317,002) $ (1,211,231)    $  (1,172,124)
  QUASAR PORTFOLIO
Annuity contracts in
  accumulation                       (51,042)          2,230           58,004        55,774            15,965
AMERICAN CENTURY VP FUNDS:
  BALANCED FUND
Annuity contracts in
  accumulation                       (55,447)        (44,225)        (231,063)     (186,838)         (126,863)
  INTERNATIONAL FUND
Annuity contracts in
  accumulation                      (296,586)         23,975       (1,417,475)   (1,441,450)       (1,396,819)
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                       (76,083)       (217,606)        (409,510)     (191,904)         (184,628)
FEDERATED INSURANCE SERIES:
  AMERICAN LEADERS FUND II
Annuity contracts in
  accumulation                     4,010,157      10,746,749          595,621   (10,151,128)       (5,516,961)
  EQUITY INCOME FUND II
Annuity contracts in
  accumulation                       248,468       2,132,983       (1,189,443)   (3,322,426)       (2,946,063)
  GROWTH STRATEGIES FUND II
Annuity contracts in
  accumulation                     1,439,089       4,337,092       (5,127,605)   (9,464,697)       (7,923,877)
  HIGH INCOME BOND FUND II
Annuity contracts in
  accumulation                    (2,047,225)     (4,746,268)      (4,853,798)     (107,530)          110,568
  INTERNATIONAL EQUITY FUND II
Annuity contracts in
  accumulation                       598,776       2,439,119       (5,522,362)   (7,961,481)       (5,557,725)
  PRIME MONEY FUND II
Annuity contracts in
  accumulation                             0               0                0             0           183,680
  U.S. GOVERNMENT SECURITIES FUND II
Annuity contracts in
  accumulation                       128,207         341,857          532,993       191,136           603,719
  UTILITY FUND II
Annuity contracts in
  accumulation                       (29,007)       (860,370)      (3,738,808)   (2,878,438)       (2,555,351)
FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS FUNDS:
  ASSET MANAGER PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                      (445,915)       (266,900)      (1,569,200)   (1,302,300)         (993,342)
  CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    (7,202,886)     (4,148,405)     (30,484,831)  (26,336,426)      (28,921,098)
  EQUITY-INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    (2,705,353)     12,117,982       (7,024,362)  (19,142,344)      (12,390,113)
  GROWTH PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    (9,878,682)    (21,859,750)     (63,420,858)  (41,561,108)      (40,039,987)
  HIGH INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    (5,287,995)     (5,306,372)     (11,177,588)   (5,871,216)       (5,909,331)
---------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                                Valuation       Proceeds         Cost of
                                                  Period          from         Investments
 YEAR ENDED DECEMBER 31, 2001     Dividends     Deductions       Sales            Sold
   INDEX 500 PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                  $  1,402,323  $ (1,558,857) $   65,319,405  $   (75,356,934)
   INVESTMENT GRADE BOND PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                       198,718       (47,271)        913,059         (884,626)
   OVERSEAS PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                     1,702,110      (145,617)      4,240,265       (5,298,626)
 JANUS ASPEN SERIES:
   AGGRESSIVE GROWTH PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                             0    (2,163,717)    112,903,620     (215,885,251)
   BALANCED PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                     6,376,693    (2,968,062)     20,193,366      (23,710,796)
   FLEXIBLE INCOME PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                     1,269,158      (265,779)      6,289,940       (5,998,822)
   GROWTH PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                       569,223    (2,672,433)     65,694,756      (94,749,332)
   WORLDWIDE GROWTH PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                     1,798,896    (4,794,060)    128,754,688     (180,869,641)
 MFS-REGISTERED TRADEMARK- FUNDS:
   GLOBAL GOVERNMENT SERIES
 Annuity contracts in
   accumulation                        63,853       (23,976)      1,082,986       (1,030,750)
   TOTAL RETURN SERIES
 Annuity contracts in
   accumulation                     4,082,187    (1,069,865)      4,275,832       (4,280,271)
 MITCHELL HUTCHINS SERIES TRUST:
   GROWTH AND INCOME PORTFOLIO
 Annuity contracts in
   accumulation                       236,069       (10,015)        945,840       (1,177,364)
   SMALL CAP PORTFOLIO
 Annuity contracts in
   accumulation                             0        (1,968)        179,699         (240,390)
   TACTICAL ALLOCATION PORTFOLIO
 Annuity contracts in
   accumulation                     1,066,683      (181,353)      1,725,438       (2,176,044)
 OPPENHEIMER FUNDS:
   AGGRESSIVE GROWTH FUND/VA
 Annuity contracts in
   accumulation                     7,504,048      (597,444)     58,474,728     (101,406,088)
   GLOBAL SECURITIES FUND/VA
 Annuity contracts in
   accumulation                     2,152,426      (191,905)      4,588,739       (5,649,340)
   MAIN STREET GROWTH & INCOME FUND/VA
 Annuity contracts in
   accumulation                       354,611      (855,039)      6,097,720       (7,156,428)
   STRATEGIC BOND FUND/VA
 Annuity contracts in
   accumulation                     1,608,010      (340,357)      3,696,563       (3,751,698)
 -------------------------------------------------------------------------------------------

                                                                                    Net             Net
                                     Net               Net Unrealized            Change in       Increase
                                  Realized              Gain (Loss)             Unrealized      (Decrease)
                                 Gain (Loss)   ------------------------------   Gain (Loss)    in Net Assets
                                     on        Beginning of         End             on        Resulting from
YEAR ENDED DECEMBER 31, 2001     Investments       Year           of Year       Investments     Operations
  INDEX 500 PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                  $(10,037,529)  $  (5,006,883) $   (11,947,387) $ (6,940,504)    $ (17,134,567)
  INVESTMENT GRADE BOND PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                        28,433         135,182          188,210        53,028           232,908
  OVERSEAS PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    (1,058,361)       (447,720)      (4,021,025)   (3,573,305)       (3,075,173)
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                  (102,981,631)    (87,927,298)     (88,352,754)     (425,456)     (105,570,804)
  BALANCED PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                    (3,517,430)     (4,667,881)     (19,587,400)  (14,919,519)      (15,028,318)
  FLEXIBLE INCOME PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                       291,118         221,880          212,865        (9,015)        1,285,482
  GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                   (29,054,576)    (39,758,620)     (77,845,173)  (38,086,553)      (69,244,339)
  WORLDWIDE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                   (52,114,953)    (57,305,031)    (113,772,392)  (56,467,361)     (111,577,478)
MFS-REGISTERED TRADEMARK- FUNDS:
  GLOBAL GOVERNMENT SERIES
Annuity contracts in
  accumulation                        52,236          58,605           18,190       (40,415)           51,698
  TOTAL RETURN SERIES
Annuity contracts in
  accumulation                        (4,439)      4,094,999          396,235    (3,698,764)         (690,881)
MITCHELL HUTCHINS SERIES TRUST:
  GROWTH AND INCOME PORTFOLIO
Annuity contracts in
  accumulation                      (231,524)         30,611                0       (30,611)          (36,081)
  SMALL CAP PORTFOLIO
Annuity contracts in
  accumulation                       (60,691)        (31,643)               0        31,643           (31,016)
  TACTICAL ALLOCATION PORTFOLIO
Annuity contracts in
  accumulation                      (450,606)       (247,834)      (2,851,752)   (2,603,918)       (2,169,194)
OPPENHEIMER FUNDS:
  AGGRESSIVE GROWTH FUND/VA
Annuity contracts in
  accumulation                   (42,931,360)    (17,023,622)      (1,098,487)   15,925,135       (20,099,621)
  GLOBAL SECURITIES FUND/VA
Annuity contracts in
  accumulation                    (1,060,601)        167,134       (3,007,237)   (3,174,371)       (2,274,451)
  MAIN STREET GROWTH & INCOME FUND/VA
Annuity contracts in
  accumulation                    (1,058,708)     (3,884,729)     (10,379,120)   (6,494,391)       (8,053,527)
  STRATEGIC BOND FUND/VA
Annuity contracts in
  accumulation                       (55,135)        145,482         (190,030)     (335,512)          877,006
---------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                                Valuation       Proceeds         Cost of
                                                  Period          from         Investments
 YEAR ENDED DECEMBER 31, 2001     Dividends     Deductions       Sales            Sold
 PILGRIM FUNDS:
   EMERGING MARKETS FUND (1)
 Annuity contracts in
   accumulation                  $    214,362  $    (14,049) $      225,848  $      (271,872)
   NATURAL RESOURCES TRUST FUND (2)
 Annuity contracts in
   accumulation                             0       (27,769)        400,464         (475,010)
 PILGRIM VARIABLE FUNDS:
   GROWTH OPPORTUNITIES PORTFOLIO -- CLASS S
 Annuity contracts in
   accumulation                             0          (495)         43,605          (45,766)
   MAGNA CAP PORTFOLIO -- CLASS S
 Annuity contracts in
   accumulation                         1,968        (1,467)         29,052          (30,707)
   MID CAP OPPORTUNITIES PORTFOLIO -- CLASS S
 Annuity contracts in
   accumulation                             0        (3,490)        997,104       (1,008,504)
   SMALL CAP OPPORTUNITIES PORTFOLIO -- CLASS S
 Annuity contracts in
   accumulation                         2,246        (5,564)        665,676         (785,588)
 PORTFOLIO PARTNERS, INC. (PPI):
   PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation                    13,575,938      (856,160)     10,458,902      (18,236,582)
   PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation                     7,195,393    (1,385,063)    108,410,165     (160,295,741)
   PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation                    17,141,681    (1,040,886)     12,539,275      (17,848,388)
   PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation                     8,604,172      (386,680)    141,291,844     (159,541,969)
   PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation                    15,614,636    (1,287,423)     17,749,888      (22,441,236)
 PRUDENTIAL JENNISON PORTFOLIO
 Annuity contracts in
   accumulation                             0        (1,106)        506,980         (518,886)
 SP JENNISON INTERNATIONAL GROWTH PORTFOLIO
 Annuity contracts in
   accumulation                             1          (621)        683,900         (711,700)
 TOTAL VARIABLE ANNUITY ACCOUNT
   B                             $218,813,159  $(78,210,934) $2,444,944,910  $(3,030,846,267)

 (1) - Effective May 1, 2001, Lexington Emerging Markets Fund's name changed to Pilgrim Emerging Markets Fund.
 (2) - Effective May 1, 2001, Lexington Natural Resources Trust's name changed to Pilgrim Natural Resources Trust Fund.

                                                                                    Net             Net
                                     Net               Net Unrealized            Change in       Increase
                                  Realized              Gain (Loss)             Unrealized      (Decrease)
                                 Gain (Loss)   ------------------------------   Gain (Loss)    in Net Assets
                                     on        Beginning of         End             on        Resulting from
YEAR ENDED DECEMBER 31, 2001     Investments       Year           of Year       Investments     Operations
PILGRIM FUNDS:
  EMERGING MARKETS FUND (1)
Annuity contracts in
  accumulation                  $    (46,024)  $    (118,440) $      (404,575) $   (286,135)    $    (131,846)
  NATURAL RESOURCES TRUST FUND (2)
Annuity contracts in
  accumulation                       (74,546)        240,727         (103,049)     (343,776)         (446,091)
PILGRIM VARIABLE FUNDS:
  GROWTH OPPORTUNITIES PORTFOLIO -- CLASS S
Annuity contracts in
  accumulation                        (2,161)              0              (54)          (54)           (2,710)
  MAGNA CAP PORTFOLIO -- CLASS S
Annuity contracts in
  accumulation                        (1,655)              0            6,282         6,282             5,128
  MID CAP OPPORTUNITIES PORTFOLIO -- CLASS S
Annuity contracts in
  accumulation                       (11,400)              0           10,360        10,360            (4,530)
  SMALL CAP OPPORTUNITIES PORTFOLIO -- CLASS S
Annuity contracts in
  accumulation                      (119,912)              0           26,260        26,260           (96,970)
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    (7,777,680)    (10,163,046)     (37,194,148)  (27,031,102)      (22,089,004)
  PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                   (51,885,576)    (23,512,406)     (12,829,435)   10,682,971       (35,392,275)
  PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    (5,309,113)     (8,619,374)     (40,743,842)  (32,124,468)      (21,332,786)
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                   (18,250,125)        680,506          360,046      (320,460)      (10,353,093)
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    (4,691,348)     (3,849,578)     (26,636,909)  (22,787,331)      (13,151,466)
PRUDENTIAL JENNISON PORTFOLIO
Annuity contracts in
  accumulation                       (11,906)              0           20,719        20,719             7,707
SP JENNISON INTERNATIONAL GROWTH PORTFOLIO
Annuity contracts in
  accumulation                       (27,800)              0              656           656           (27,764)
TOTAL VARIABLE ANNUITY ACCOUNT
  B                             $(585,901,357) $(650,455,465) $(1,079,975,654) $(429,520,189)   $(874,819,321)

 (1) - Effective May 1, 2001, Lexington Emerging Markets Fund's name changed to Pilgrim Emerging Markets Fund.
 (2) - Effective May 1, 2001, Lexington Natural Resources Trust's name changed to Pilgrim Natural Resources Trust Fund.

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2001
                                                                    Net                Net
                                                   Net           Change in     Increase (Decrease)            Net Assets
                                    Net          Realized       Unrealized        in Net Assets               ----------
                                Investment     Gain (Loss)      Gain (Loss)         from Unit         Beginning          End
                               Income (Loss)  on Investments  on Investments      Transactions         of Year         of Year
AETNA ASCENT VP
Annuity contracts in
  accumulation                 $     57,331   $    (214,747)  $   (2,028,011)     $ (1,458,785)     $   17,494,584  $   13,540,715
Annuity contracts in payment
  period                                                                                                    25,499         335,156
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation                    9,113,021      (7,103,330)     (12,960,839)        1,130,931         170,506,936     152,717,924
Annuity contracts in payment
  period                                                                                                29,260,905      37,229,700
AETNA BOND VP
Annuity contracts in
  accumulation                    6,509,189         869,818          898,172        36,691,750          93,669,011     135,538,187
Annuity contracts in payment
  period                                                                                                 5,821,072       8,920,825
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                      242,613        (147,526)      (1,743,663)       (2,051,275)         19,642,538      15,875,749
Annuity contracts in payment
  period                                                                                                 1,447,650       1,514,588
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                      293,859      (2,549,105)       1,291,730        (4,935,189)          5,898,705               0
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation                      (22,012)       (420,664)       1,095,968       (10,485,646)        129,775,588     119,943,234
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                   (2,832,358)     (2,038,326)       1,793,609       (30,372,937)        333,832,965     300,382,953
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                   (2,345,173)       (434,775)       2,133,011       (14,428,668)        186,444,632     171,369,027
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                   (1,652,269)       (369,766)         564,872        (8,620,592)        141,763,690     131,685,935
AETNA GET FUND, SERIES I
Annuity contracts in
  accumulation                   (1,309,240)       (219,903)         987,709        (4,985,289)         92,928,925      87,402,202
AETNA GET FUND, SERIES J
Annuity contracts in
  accumulation                   (1,178,440)       (283,781)       1,098,645        (4,706,710)         79,871,616      74,801,330
AETNA GET FUND, SERIES K
Annuity contracts in
  accumulation                   (1,749,150)       (112,344)        (668,196)       (2,701,829)         93,789,821      88,558,302
AETNA GET FUND, SERIES L
Annuity contracts in
  accumulation                      549,879         127,113       (1,992,805)       81,075,629             584,846      80,344,662
AETNA GET FUND, SERIES M
Annuity contracts in
  accumulation                      645,422         (51,667)      (3,590,542)      126,161,862                   0     123,165,075
AETNA GET FUND, SERIES N
Annuity contracts in
  accumulation                      109,984         210,767        2,203,779       102,081,211                   0     104,605,741
AETNA GET FUND, SERIES P
Annuity contracts in
  accumulation                      (66,562)            300          192,563        82,886,000                   0      83,012,301
AETNA GET FUND, SERIES Q
Annuity contracts in
  accumulation                       (1,059)            163              757         1,620,487                   0       1,620,348
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                   (3,421,173)   (113,876,325)     (55,992,671)      (91,273,079)        765,261,567     535,753,075
Annuity contracts in payment
  period                                                                                               162,948,133     127,893,377

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 2001
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
AETNA GROWTH VP
Annuity contracts in
  accumulation                 $  7,586,438   $ (37,814,320)  $    7,848,570      $(10,534,849)     $   78,188,522  $   47,460,299
Annuity contracts in payment
  period                                                                                                 6,813,655       4,627,717
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                    7,044,685     (36,788,778)      (9,243,704)        1,954,479         217,699,546     181,854,675
Annuity contracts in payment
  period                                                                                                44,095,500      42,907,053
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                      455,151        (303,328)        (366,632)        2,695,562           6,733,274       9,214,027
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                       53,118          16,027          (19,980)        1,263,589           1,097,872       2,410,626
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                      (95,343)     (4,401,994)       2,100,297           680,138           9,382,842       7,627,170
Annuity contracts in payment
  period                                                                                                   324,994         363,764
AETNA LEGACY VP
Annuity contracts in
  accumulation                      757,517        (148,474)      (1,543,863)       (1,909,739)         22,842,539      20,015,480
Annuity contracts in payment
  period                                                                                                 3,348,677       3,331,177
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                    8,471,018        (787,890)        (382,266)       73,917,208         206,567,488     283,692,298
Annuity contracts in payment
  period                                                                                                 5,241,120       9,334,380
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                    1,495,826         (79,276)         422,864        13,466,616          45,163,536      58,389,629
Annuity contracts in payment
  period                                                                                                 2,106,866       4,186,803
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation                     (128,546)     (7,168,946)       3,648,984         5,560,799           9,832,599      11,744,890
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                      890,299        (717,768)      (3,302,248)        9,782,353          19,709,584      26,362,220
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                    1,607,214      (3,943,522)      (4,771,612)        4,629,631          25,248,912      22,655,949
Annuity contracts in payment
  period                                                                                                   738,219         852,893
  GOVERNMENT SECURITIES FUND
Annuity contracts in
  accumulation                      198,905          94,842         (124,108)        8,684,291             294,912       9,148,842
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                     (540,544)     (2,905,719)      (9,765,396)        6,246,089          46,632,179      38,679,045
Annuity contracts in payment
  period                                                                                                 3,190,959       4,178,523
  GROWTH FUND
Annuity contracts in
  accumulation                     (305,064)     (3,920,194)      (9,793,918)        4,519,235          36,220,507      26,700,689
Annuity contracts in payment
  period                                                                                                 1,036,422       1,056,299
  VALUE FUND
Annuity contracts in
  accumulation                      676,926      (4,177,377)      (7,849,544)       12,007,731          70,471,041      70,561,466
Annuity contracts in payment
  period                                                                                                 2,878,953       3,446,264

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 2001
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
ALGER AMERICAN FUNDS:
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                 $     74,716   $     (59,596)  $     (161,916)     $   (975,636)     $    4,887,859  $    3,765,427
  INCOME & GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      790,430        (662,398)      (2,624,832)       (2,809,855)         16,586,009      11,279,354
  LEVERAGED ALLCAP PORTFOLIO
Annuity contracts in
  accumulation                      259,039      (1,130,076)      (1,724,700)       (2,543,425)         15,562,934      10,423,772
ALLIANCE FUNDS:
  GROWTH AND INCOME PORTFOLIO
Annuity contracts in
  accumulation                      487,785         (54,847)      (1,330,699)       28,176,820             897,717      28,176,776
  PREMIER GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      266,205        (227,098)      (1,211,231)        7,016,678           2,687,461       8,532,015
  QUASAR PORTFOLIO
Annuity contracts in
  accumulation                       11,233         (51,042)          55,774           811,867              82,470         910,302
AMERICAN CENTURY VP FUNDS:
  BALANCED FUND
Annuity contracts in
  accumulation                      115,422         (55,447)        (186,838)         (514,673)          2,684,483       2,042,947
  INTERNATIONAL FUND
Annuity contracts in
  accumulation                      341,217        (296,586)      (1,441,450)         (748,774)          4,904,674       2,759,081
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                       83,359         (76,083)        (191,904)         (369,758)          2,513,732       1,959,346
FEDERATED INSURANCE SERIES:
  AMERICAN LEADERS FUND II
Annuity contracts in
  accumulation                      624,010       4,010,157      (10,151,128)      (13,876,471)        102,497,426      83,034,442
Annuity contracts in payment
  period                                                                                                    88,623         158,175
  EQUITY INCOME FUND II
Annuity contracts in
  accumulation                      127,895         248,468       (3,322,426)       (3,842,680)         24,223,008      17,415,666
Annuity contracts in payment
  period                                                                                                    41,239          59,838
  GROWTH STRATEGIES FUND II
Annuity contracts in
  accumulation                      101,731       1,439,089       (9,464,697)       (4,910,965)         33,809,187      20,974,345
  HIGH INCOME BOND FUND II
Annuity contracts in
  accumulation                    2,265,323      (2,047,225)        (107,530)       (5,657,520)         26,434,464      20,876,591
Annuity contracts in payment
  period                                                                                                    11,712          22,633
  INTERNATIONAL EQUITY FUND II
Annuity contracts in
  accumulation                    1,804,980         598,776       (7,961,481)       (3,523,772)         20,017,475      10,925,630
Annuity contracts in payment
  period                                                                                                    39,851          50,199
  PRIME MONEY FUND II
Annuity contracts in
  accumulation                      183,680               0                0           (75,384)          8,703,425       8,811,721
  U.S. GOVERNMENT SECURITIES FUND II
Annuity contracts in
  accumulation                      284,376         128,207          191,136           (35,167)         11,133,403      11,701,955

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 2001
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
  UTILITY FUND II
Annuity contracts in
  accumulation                 $    352,094   $     (29,007)  $   (2,878,438)     $ (3,565,172)     $   19,310,088  $   13,189,192
Annuity contracts in payment
  period                                                                                                    40,502          40,875
FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS FUNDS:
  ASSET MANAGER PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    5,249,880      (5,287,995)      (5,871,216)        2,182,805          17,820,958      14,094,432
  CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                     (156,534)    (10,037,529)      (6,940,504)      (25,829,941)        216,963,354     173,998,846
  EQUITY-INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                      754,873        (445,915)      (1,302,300)        5,987,428         188,024,984     193,019,070
  GROWTH PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    4,618,214      (7,202,886)     (26,336,426)      (13,370,131)        209,609,983     167,318,754
  HIGH INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    9,457,584      (2,705,353)     (19,142,344)        6,263,146          44,851,961      38,455,260
Annuity contracts in payment
  period                                                                                                   659,872         929,606
  INDEX 500 PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                      151,447          28,433           53,028       (32,499,293)        133,049,029     100,782,644
  INVESTMENT GRADE BOND PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    1,556,493      (1,058,361)      (3,573,305)        2,458,909           3,699,966       3,083,702
  OVERSEAS PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                   11,399,803      (9,878,682)     (41,561,108)       35,503,221          14,451,215       9,914,449
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                   (2,163,717)   (102,981,631)        (425,456)      (27,084,902)        274,462,060     141,806,354
  BALANCED PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                    3,408,631      (3,517,430)     (14,919,519)       11,125,134         244,144,219     240,241,035
  FLEXIBLE INCOME PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                    1,003,379         291,118           (9,015)        3,925,181          18,729,553      23,940,216
  GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                   (2,103,210)    (29,054,576)     (38,086,553)      (21,629,929)        253,461,282     165,825,143
Annuity contracts in payment
  period                                                                                                14,191,697      10,953,568
  WORLDWIDE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                   (2,995,164)    (52,114,953)     (56,467,361)      (40,889,293)        467,731,442     319,679,090
Annuity contracts in payment
  period                                                                                                16,131,186      11,716,767
MFS-REGISTERED TRADEMARK- FUNDS:
  GLOBAL GOVERNMENT SERIES
Annuity contracts in
  accumulation                       39,877          52,236          (40,415)          153,415           1,537,291       1,742,404
  TOTAL RETURN SERIES
Annuity contracts in
  accumulation                    3,012,322          (4,439)      (3,698,764)       31,202,325          63,398,107      93,909,551
MITCHELL HUTCHINS SERIES TRUST:
  GROWTH AND INCOME PORTFOLIO
Annuity contracts in
  accumulation                      226,054        (231,524)         (30,611)         (914,157)            950,238               0

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 2001
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
  SMALL CAP PORTFOLIO
Annuity contracts in
  accumulation                 $     (1,968)  $     (60,691)  $       31,643      $   (177,731)     $      208,747  $            0
  TACTICAL ALLOCATION PORTFOLIO
Annuity contracts in
  accumulation                      885,330        (450,606)      (2,603,918)        3,994,345          12,509,283      14,334,434
OPPENHEIMER FUNDS:
  AGGRESSIVE GROWTH FUND/VA
Annuity contracts in
  accumulation                    6,906,604     (42,931,360)      15,925,135         3,496,997          55,317,044      39,285,820
Annuity contracts in payment
  period                                                                                                 1,734,978       1,163,578
  GLOBAL SECURITIES FUND/VA
Annuity contracts in
  accumulation                    1,960,521      (1,060,601)      (3,174,371)        1,417,786          17,259,574      16,402,909
  MAIN STREET GROWTH & INCOME FUND/VA
Annuity contracts in
  accumulation                     (500,428)     (1,058,708)      (6,494,391)        6,109,792          66,668,968      62,764,050
Annuity contracts in payment
  period                                                                                                   983,453       2,944,636
  STRATEGIC BOND FUND/VA
Annuity contracts in
  accumulation                    1,267,653         (55,135)        (335,512)        4,680,276          22,834,845      28,186,645
Annuity contracts in payment
  period                                                                                                   499,690         705,172
PILGRIM FUNDS:
  EMERGING MARKETS FUND (1)
Annuity contracts in
  accumulation                      200,313         (46,024)        (286,135)         (211,449)          1,255,139         911,844
  NATURAL RESOURCES TRUST FUND (2)
Annuity contracts in
  accumulation                      (27,769)        (74,546)        (343,776)         (351,677)          2,800,522       2,002,754
PILGRIM VARIABLE FUNDS:
  GROWTH OPPORTUNITIES PORTFOLIO -- CLASS S
Annuity contracts in
  accumulation                         (495)         (2,161)             (54)          144,161                   0         141,451
  MAGNA CAP PORTFOLIO -- CLASS S
Annuity contracts in
  accumulation                          501          (1,655)           6,282           425,382                   0         430,510
  MID CAP OPPORTUNITIES PORTFOLIO -- CLASS S
Annuity contracts in
  accumulation                       (3,490)        (11,400)          10,360           869,213                   0         864,683
  SMALL CAP OPPORTUNITIES PORTFOLIO -- CLASS S
Annuity contracts in
  accumulation                       (3,318)       (119,912)          26,260         1,377,039                   0       1,280,069
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                   12,719,778      (7,777,680)     (27,031,102)        6,687,762          74,490,975      58,410,271
Annuity contracts in payment
  period                                                                                                 3,742,395       4,421,857
  PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    5,810,330     (51,885,576)      10,682,971        (9,757,019)        134,260,645      89,074,576
Annuity contracts in payment
  period                                                                                                 2,424,002       2,460,777
  PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                   16,100,795      (5,309,113)     (32,124,468)       (7,183,612)         97,910,276      69,393,878
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    8,217,492     (18,250,125)        (320,460)        2,522,566          37,459,265      29,651,417
Annuity contracts in payment
  period                                                                                                   820,408         797,729

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 2001
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                 $ 14,327,213   $  (4,691,348)  $  (22,787,331)     $(10,683,369)     $  111,737,190  $   87,329,290
Annuity contracts in payment
  period                                                                                                 1,492,696       2,065,761
PRUDENTIAL JENNISON PORTFOLIO
Annuity contracts in
  accumulation                       (1,106)        (11,906)          20,719           715,846                   0         723,553
SP JENNISON INTERNATIONAL GROWTH PORTFOLIO
Annuity contracts in
  accumulation                         (620)        (27,800)             656            87,050                   0          59,286
TOTAL VARIABLE ANNUITY
  ACCOUNT B                    $140,602,225   $(585,901,357)  $ (429,520,189)     $321,894,393      $6,324,265,635  $5,771,340,707

(1) - Effective May 1, 2001, Lexington Emerging Markets Fund's name changed to Pilgrim Emerging Markets Fund.
(2) - Effective May 1, 2001, Lexington Natural Resources Trust's name changed to Pilgrim Natural Resources Trust Fund.

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000
                                                                    Net                Net
                                                   Net           Change in     Increase (Decrease)            Net Assets
                                    Net          Realized       Unrealized        in Net Assets               ----------
                                Investment     Gain (Loss)      Gain (Loss)         from Unit         Beginning          End
                               Income (Loss)  on Investments  on Investments      Transactions         of Year         of Year
AETNA ASCENT VP
Annuity contracts in
  accumulation                 $    (19,986)   $     80,904   $      (395,465)    $  (2,126,497)    $   19,981,127  $   17,494,584
Annuity contracts in payment
  period                                                                                                         0          25,499
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation                   25,438,446       4,392,299       (33,376,108)       (3,685,639)       180,920,898     170,506,936
Annuity contracts in payment
  period                                                                                                26,077,945      29,260,905
AETNA BOND VP
Annuity contracts in
  accumulation                    4,302,985      (3,926,075)        7,191,021        (7,130,690)        93,390,139      93,669,011
Annuity contracts in payment
  period                                                                                                 5,662,703       5,821,072
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                      120,571         150,209          (451,841)       (3,675,149)        23,405,948      19,642,538
Annuity contracts in payment
  period                                                                                                 1,540,450       1,447,650
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                    1,335,752         108,141        (2,078,587)         (591,069)         7,124,468       5,898,705
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation                    5,467,967       1,618,863       (15,094,126)      (38,850,045)       176,632,929     129,775,588
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                    8,639,502       8,869,525       (39,559,697)      (25,814,741)       381,698,376     333,832,965
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                    1,309,580        (876,702)      (10,027,839)      (15,815,466)       211,855,059     186,444,632
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                      739,272       2,185,186        (3,461,611)      140,573,888          1,726,955     141,763,690
AETNA GET FUND, SERIES I
Annuity contracts in
  accumulation                      275,200        (694,416)       (1,839,216)       95,187,357                  0      92,928,925
AETNA GET FUND, SERIES J
Annuity contracts in
  accumulation                      176,931        (484,516)       (2,762,925)       82,942,126                  0      79,871,616
AETNA GET FUND, SERIES K
Annuity contracts in
  accumulation                       77,450          (6,354)         (937,549)       94,656,274                  0      93,789,821
AETNA GET FUND, SERIES L
Annuity contracts in
  accumulation                          211              (7)              194           584,448                  0         584,846
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                  105,139,609     (62,524,949)     (172,388,883)     (115,312,686)       980,638,280     765,261,567
Annuity contracts in payment
  period                                                                                               192,658,329     162,948,133
AETNA GROWTH VP
Annuity contracts in
  accumulation                      461,767       6,743,912       (19,879,627)       26,673,488         66,260,594      78,188,522
Annuity contracts in payment
  period                                                                                                 4,742,043       6,813,655
AETNA HIGH YIELD VP
Annuity contracts in
  accumulation                         (962)        (25,592)           16,080          (235,208)           245,682               0
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                   28,381,224       4,674,934       (61,091,320)       50,756,181        198,210,089     217,699,546
Annuity contracts in payment
  period                                                                                                40,863,938      44,095,500

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                 $     (4,927)   $     73,276   $       120,220     $   5,677,943     $      866,762  $    6,733,274
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                       (7,596)        106,384           (26,790)          114,561            911,313       1,097,872
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                    1,596,233      (1,644,967)       (2,185,425)        7,402,219          4,434,269       9,382,842
Annuity contracts in payment
  period                                                                                                   105,507         324,994
AETNA LEGACY VP
Annuity contracts in
  accumulation                      168,261         284,243           512,081        (4,343,073)        26,597,646      22,842,539
Annuity contracts in payment
  period                                                                                                 2,972,058       3,348,677
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                    6,549,004       3,555,570           236,421       (14,305,266)       214,710,443     206,567,488
Annuity contracts in payment
  period                                                                                                 1,062,436       5,241,120
AETNA REAL ESTATE SECURITIES VP
Annuity contracts in
  accumulation                      (13,273)        253,381           181,523        (2,361,351)         1,925,817               0
Annuity contracts in payment
  period                                                                                                    13,903               0
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                    2,067,862       2,636,272        (5,013,959)       21,990,505         25,125,952      45,163,536
Annuity contracts in payment
  period                                                                                                   463,770       2,106,866
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation                      (51,699)     (1,245,161)       (3,777,303)       14,906,762                  0       9,832,599
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                    2,255,445       1,506,660        (2,438,845)        1,467,498         16,918,826      19,709,584
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                      479,698       2,920,558        (7,876,908)       20,492,644          9,923,942      25,248,912
Annuity contracts in payment
  period                                                                                                    47,197         738,219
  GOVERNMENT SECURITIES FUND
Annuity contracts in
  accumulation                        1,562               0              (259)          293,609                  0         294,912
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                    1,050,543       2,282,076       (12,286,042)       35,286,376         22,700,889      46,632,179
Annuity contracts in payment
  period                                                                                                   789,296       3,190,959
  GROWTH FUND
Annuity contracts in
  accumulation                      843,700         823,540       (11,755,732)       28,414,358         18,608,980      36,220,507
Annuity contracts in payment
  period                                                                                                   322,083       1,036,422
  VALUE FUND
Annuity contracts in
  accumulation                    2,510,869      (2,319,506)      (12,406,102)       43,738,065         40,884,392      70,471,041
Annuity contracts in payment
  period                                                                                                   942,276       2,878,953
ALGER AMERICAN FUNDS:
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                      423,844       1,720,600        (2,328,441)       (1,141,945)         6,213,801       4,887,859
  INCOME & GROWTH PORTFOLIO
Annuity contracts in
  accumulation                    3,768,859       4,541,175        (8,720,878)       (2,090,817)        19,087,670      16,586,009

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
  LEVERAGED ALLCAP PORTFOLIO
Annuity contracts in
  accumulation                 $  1,813,579    $ 10,683,320   $   (17,950,996)    $  (4,095,310)    $   25,112,341  $   15,562,934
ALLIANCE FUNDS:
  GROWTH & INCOME PORTFOLIO
Annuity contracts in
  accumulation                       (1,396)            (30)           34,311           864,832                  0         897,717
  PREMIER GROWTH PORTFOLIO
Annuity contracts in
  accumulation                       (3,883)           (218)         (105,771)        2,797,333                  0       2,687,461
  QUASAR PORTFOLIO
Annuity contracts in
  accumulation                         (126)           (160)            2,230            80,526                  0          82,470
AMERICAN CENTURY VP FUNDS:
  BALANCED FUND
Annuity contracts in
  accumulation                       92,716         (48,893)         (158,120)         (653,587)         3,452,367       2,684,483
  INTERNATIONAL FUND
Annuity contracts in
  accumulation                       45,347       2,194,431        (3,396,853)       (1,437,282)         7,499,031       4,904,674
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                       89,491         169,525          (225,816)         (108,598)         2,589,130       2,513,732
FEDERATED INSURANCE SERIES:
  AMERICAN LEADERS FUND II
Annuity contracts in
  accumulation                    2,701,430      10,076,833       (12,544,414)      (22,814,712)       125,105,874     102,497,426
Annuity contracts in payment
  period                                                                                                    61,038          88,623
  EQUITY INCOME FUND II
Annuity contracts in
  accumulation                     (103,182)      1,436,428        (4,849,921)       (2,611,778)        30,384,515      24,223,008
Annuity contracts in payment
  period                                                                                                     8,185          41,239
  GROWTH STRATEGIES FUND II
Annuity contracts in
  accumulation                    2,726,135       6,275,415       (18,445,402)       (3,424,589)        46,677,628      33,809,187
  HIGH INCOME BOND FUND II
Annuity contracts in
  accumulation                    3,013,120      (2,605,984)       (3,978,186)      (11,789,080)        41,788,490      26,434,464
Annuity contracts in payment
  period                                                                                                    17,816          11,712
  INTERNATIONAL EQUITY FUND II
Annuity contracts in
  accumulation                    4,109,759       2,498,090       (13,249,893)       (2,226,299)        28,925,669      20,017,475
Annuity contracts in payment
  period                                                                                                         0          39,851
  PRIME MONEY FUND II
Annuity contracts in
  accumulation                      365,832               0                 0          (319,878)         8,657,471       8,703,425
  U.S. GOVERNMENT SECURITIES FUND II
Annuity contracts in
  accumulation                      469,048         135,842           413,546        (2,699,444)        12,814,411      11,133,403
Annuity contracts in payment
  period                                                                                                         0               0
  UTILITY FUND II
Annuity contracts in
  accumulation                      911,360       1,515,798        (4,760,899)       (4,874,174)        26,498,835      19,310,088
Annuity contracts in payment
  period                                                                                                    59,670          40,502
FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS FUNDS:
  ASSET MANAGER PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    1,951,140        (838,650)       (2,164,125)       (2,646,869)        21,519,462      17,820,958

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
  CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                 $ 26,811,924    $ 15,477,353   $   (60,966,810)    $     642,863     $  234,998,024  $  216,963,354
  EQUITY-INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                   12,572,852       4,766,327        (5,706,151)      (15,362,952)       191,754,908     188,024,984
  GROWTH PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                   20,362,665      39,333,103       (89,518,485)       30,450,179        208,982,521     209,609,983
  HIGH INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    3,282,958     (14,490,509)       (2,699,682)       (3,275,558)        61,938,947      44,851,961
Annuity contracts in payment
  period                                                                                                   755,677         659,872
  INDEX 500 PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                      230,575      21,564,283       (37,907,339)      (21,306,125)       170,467,635     133,049,029
  INVESTMENT GRADE BOND PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                      227,469          55,842            60,079          (763,474)         4,120,050       3,699,966
  OVERSEAS PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    1,761,141        (222,759)       (5,262,586)       (1,913,521)        20,088,940      14,451,215
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                   37,118,795      13,188,174      (188,064,913)      137,555,004        274,665,000     274,462,060
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                   23,070,386      13,307,928       (44,850,054)       67,292,044        185,323,915     244,144,219
  FLEXIBLE INCOME PORTFOLIO
Annuity contracts in
  accumulation                      800,449      (1,139,350)        1,221,110        (1,735,067)        19,582,411      18,729,553
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                   20,248,007      26,376,109       (96,637,106)       94,745,263        213,572,309     253,461,282
Annuity contracts in payment
  period                                                                                                 9,348,397      14,191,697
  WORLDWIDE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                   38,890,587     103,517,579      (240,800,959)      100,536,442        470,413,281     467,731,442
Annuity contracts in payment
  period                                                                                                11,305,698      16,131,186
LEXINGTON FUNDS:
  EMERGING MARKETS FUND
Annuity contracts in
  accumulation                      (29,359)       (208,854)         (697,511)         (383,164)         2,574,027       1,255,139
  NATURAL RESOURCES TRUST FUND
Annuity contracts in
  accumulation                      (23,479)       (280,181)          734,872          (799,653)         3,168,963       2,800,522
MFS-REGISTERED TRADEMARK- FUNDS:
  GLOBAL GOVERNMENT SERIES
Annuity contracts in
  accumulation                       54,979        (117,141)          110,630          (154,591)         1,643,414       1,537,291
  TOTAL RETURN SERIES
Annuity contracts in
  accumulation                    1,769,334       3,584,670         2,244,191         5,010,468         50,789,444      63,398,107
MITCHELL HUTCHINS SERIES TRUST:
  GROWTH & INCOME PORTFOLIO
Annuity contracts in
  accumulation                       52,069         (60,119)          (43,491)          191,823            809,956         950,238

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
  SMALL CAP PORTFOLIO
Annuity contracts in
  accumulation                 $     42,933    $     21,129   $       (41,112)    $      13,275     $      172,522  $      208,747
  TACTICAL ALLOCATION PORTFOLIO
Annuity contracts in
  accumulation                       49,580        (146,643)         (283,303)        5,525,454          7,364,195      12,509,283
OPPENHEIMER FUNDS:
  AGGRESSIVE GROWTH FUND/VA
Annuity contracts in
  accumulation                      913,764      10,300,064       (25,312,397)       40,219,243         29,291,524      55,317,044
Annuity contracts in payment
  period                                                                                                 1,639,824       1,734,978
  GLOBAL SECURITIES FUND/VA
Annuity contracts in
  accumulation                    1,710,952         438,818        (2,145,627)        7,741,683          9,513,748      17,259,574
  MAIN STREET GROWTH & INCOME FUND/VA
Annuity contracts in
  accumulation                    2,421,957       1,662,650       (11,373,240)       18,574,761         56,214,303      66,668,968
Annuity contracts in payment
  period                                                                                                   151,990         983,453
  STRATEGIC BOND FUND/VA
Annuity contracts in
  accumulation                    1,407,974      (1,289,825)          158,172         3,260,148         19,569,256      22,834,845
Annuity contracts in payment
  period                                                                                                   228,810         499,690
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS (1)
Annuity contracts in
  accumulation                    9,624,642      10,380,017       (74,522,115)       77,813,035         53,173,898      74,490,975
Annuity contracts in payment
  period                                                                                                 1,763,893       3,742,395
  PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                     (398,687)     29,823,579       (49,886,417)      (26,097,535)       181,712,440     134,260,645
Annuity contracts in payment
  period                                                                                                 1,531,267       2,424,002
  PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    6,487,565      22,426,562       (25,633,388)       (7,907,361)       102,536,898      97,910,276
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    3,513,499      (8,389,934)       (2,960,925)       10,664,760         35,328,550      37,459,265
Annuity contracts in payment
  period                                                                                                   123,723         820,408
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    8,778,480      34,445,191       (44,649,659)      (12,137,687)       126,069,747     111,737,190
Annuity contracts in payment
  period                                                                                                   723,814       1,492,696
TOTAL VARIABLE ANNUITY
  ACCOUNT B                    $443,418,285    $331,595,273   $(1,510,718,463)    $ 886,119,508     $6,173,851,032  $6,324,265,635

(1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

                         REPORT OF INDEPENDENT AUDITORS

To the Contractowners of Aetna Life Insurance and
Annuity Company Variable Annuity Account B and the
Board of Directors and Shareholder of Aetna Life Insurance and Annuity Company:

We have audited the accompanying statement of assets and liabilities of the eighty-five funds of Aetna Life Insurance and Annuity Company Variable Annuity Account B (the Account), referred to in Note 1, as of December 31, 2001, and the related statement of operations, changes in net assets and condensed financial information for the year then ended. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audit. The statement of changes in net assets for the year ended December 31, 2000, was audited by other auditors whose report dated February 2, 2001, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of the eighty-five funds of Aetna Life Insurance and Annuity Company Variable Annuity Account B, referred to in Note 1, as of December 31, 2001, and the results of their operations, changes in their net assets and condensed financial information for the year then ended, in conformity with accounting principles generally accepted in the United States.

                                                   [ERNST & YOUNG LLP SIGNATURE]
Hartford, Connecticut
February 8, 2002

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (FORMERLY KNOWN AS AETNA LIFE INSURANCE AND ANNUITY COMPANY, A WHOLLY-OWNED
                 SUBSIDIARY OF AETNA RETIREMENT HOLDINGS, INC.)

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                    Page
                                                    ----

Report of Independent Auditors....................   F-2

Consolidated Financial Statements:

    Consolidated Statements of Income for the
       Year-ended December 31, 2001, One Month
       Ended December 31, 2000, the Eleven Months
       Ended November 30, 2000 and for the
       Year-ended December 31, 1999...............   F-4

    Consolidated Balance Sheets as of
       December 31, 2001 and 2000.................   F-5

    Consolidated Statements of Changes in
       Shareholder's Equity for the Year-ended
       December 31, 2001, One Month Ended
       December 31, 2000, the Eleven Months Ended
       November 30, 2000 and for the Year-ended
       December 31, 1999..........................   F-6

    Consolidated Statements of Cash Flows for the
       Year-ended December 31, 2001, One Month
       Ended December 31, 2000, the Eleven Months
       Ended November 30, 2000 and for the
       Year-ended December 31, 1999...............   F-7

    Notes to Consolidated Financial Statements....   F-8

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheet of ING Life Insurance and Annuity Company and Subsidiaries (formerly Aetna Life Insurance and Annuity Company and Subsidiaries and hereafter referred to as the Company) as of December 31, 2001, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for the then year ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and Subsidiaries at December 31, 2001, and the consolidated results of their operations and their cash flows for the year then ended in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1, the Company adopted Financial Accounting Standards (FAS) No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, and FAS No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES.

                                                /s/ Ernst & Young LLP

Hartford, Connecticut
January 31, 2002

                         REPORT OF INDEPENDENT AUDITORS

The Shareholder and Board of Directors
ING Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheet of ING Life Insurance and Annuity Company and Subsidiaries, formerly known as Aetna Life Insurance and Annuity Company and Subsidiaries, as of December 31, 2000, and the related consolidated statements of income, changes in shareholder's equity and cash flows for the period from December 1, 2000 to December 31, 2000 ("Successor Company"), and for the period from January 1, 2000 to November 30, 2000 and the year ended December 31, 1999 ("Preacquisition Company"). These consolidated financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Successor Company's consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries at December 31, 2000, and the results of their operations and their cash flows for the period from December 1, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. Further, in our opinion, the Preacquisition Company's consolidated financial statements referred to above present fairly, in all material respects, the results of their operations and their cash flows for the period from January 1, 2000 to November 30, 2000, and the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective November 30, 2000, ING America Insurance Holdings Inc. acquired all of the outstanding stock of Aetna Inc., Aetna Life Insurance and Annuity Company's indirect parent and sole shareholder in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

                                                /s/ KPMG LLP

Hartford, Connecticut
March 27, 2001

ITEM 1.  FINANCIAL STATEMENTS

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (Formerly known as Aetna Life Insurance and Annuity Company, a wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

                       CONSOLIDATED STATEMENTS OF INCOME
                                   (millions)

                                                                     Preacquisition
                                                              ----------------------------
                                                 One month    Eleven months
                                 Year-ended        ended          ended       Year-ended
                                December 31,   December 31,   November 30,   December 31,
                                    2001           2000           2000           1999
                                -------------  -------------  -------------  -------------
Revenue:
  Premiums                        $  114.2         $ 16.5       $  137.7       $  107.5
  Charges assessed against
    policyholders                    381.3           36.4          424.6          388.3
  Net investment income              888.4           78.6          833.8          886.3
  Net realized capital
    (losses) gains                   (21.0)           1.8          (37.2)         (21.5)
  Other income                       172.1           13.4          148.7          129.7
                                  --------         ------       --------       --------
      Total revenue                1,535.0          146.7        1,507.6        1,490.3
Benefits and expenses:
  Current and future benefits        729.6           68.9          726.7          746.2
  Operating expenses:
    Salaries and related
      benefits                       181.0           29.9          187.5          153.0
    Restructing charge                29.2             --             --             --
    Other                            234.0           19.2          227.1          213.7
  Amortization of deferred
    policy acquisition costs
    and value of business
    acquired                         112.0           10.2          116.7          104.9
  Amortization of goodwill            61.9             --             --             --
                                  --------         ------       --------       --------
      Total benefits and
        expenses                   1,347.7          128.2        1,258.0        1,217.8
Income from continuing
  operations before income
  taxes                              187.3           18.5          249.6          272.5
Income taxes                          87.4            5.9           78.1           90.6
                                  --------         ------       --------       --------
Income from continuing
  operations                          99.9           12.6          171.5          181.9
Discontinued operations, net
  of tax:
  Income from operations                --             --            5.7            5.7
                                  --------         ------       --------       --------
Net income                        $   99.9         $ 12.6       $  177.2       $  187.6
                                  ========         ======       ========       ========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (Formerly known as Aetna Life Insurance and Annuity Company, a wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                         (millions, except share data)

                                           December 31,     December 31,
                                               2001             2000
                                          ---------------  ---------------
                 ASSETS
Investments:
  Debt securities available for sale, at
    fair value (amortized cost:
    $13,249.2 and $11,120.0)                 $13,539.9        $11,244.7
  Equity securities, at fair value:
    Nonredeemable preferred stock (cost:
      $27.0 and $109.0)                           24.6            100.7
    Investment in affiliated mutual
      funds (cost: $22.9 and $9.6)                25.0             12.7
    Common stock (cost: $2.3 and $2.2)             0.7              3.5
  Short-term investments                          31.7            109.4
  Mortgage loans                                 241.3              4.6
  Policy loans                                   329.0            339.3
  Other investments                               18.2             13.4
  Securities pledged to creditors
    (amortized cost: $466.9 and $126.8)          467.2            129.0
                                             ---------        ---------
        Total investments                     14,677.6         11,957.3
Cash and cash equivalents                         82.0            796.3
Short-term investments under securities
  loan agreement                                 488.8            131.8
Accrued investment income                        160.9            147.2
Premiums due and other receivables                21.5             82.9
Reciprocal loan with affiliate                   191.1               --
Reinsurance recoverable                        2,990.7          3,005.8
Current income taxes                                --             40.6
Deferred policy acquisition costs                121.3             12.3
Value of business acquired                     1,601.8          1,780.9
Goodwill                                       2,412.1          2,297.4
Other assets                                     194.3            154.7
Separate Accounts assets                      32,663.1         36,745.8
                                             ---------        ---------
        Total assets                         $55,605.2        $57,153.0
                                             =========        =========
  LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
  Future policy benefits                     $ 3,996.8        $ 3,977.7
  Unpaid claims and claim expenses                28.8             29.6
  Policyholders' funds left with the
    Company                                   12,135.8         11,125.6
                                             ---------        ---------
        Total insurance reserve
          liabilities                         16,161.4         15,132.9
  Payables under securities loan
    agreement                                    488.8            131.8
  Current income taxes                            59.2               --
  Deferred income taxes                          153.7            248.0
  Other liabilities                            1,624.7            549.9
  Separate Accounts liabilities               32,663.1         36,745.8
                                             ---------        ---------
        Total liabilities                     51,150.9         52,808.4
                                             ---------        ---------
Shareholder's equity:
  Common stock, par value $50 (100,000
    shares authorized; 55,000 shares
    issued and outstanding)                        2.8              2.8
  Paid-in capital                              4,292.4          4,303.8
  Accumulated other comprehensive gain            46.6             25.4
  Retained earnings                              112.5             12.6
                                             ---------        ---------
        Total shareholder's equity             4,454.3          4,344.6
                                             ---------        ---------
          Total liabilities and
            shareholder's equity             $55,605.2        $57,153.0
                                             =========        =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (Formerly known as Aetna Life Insurance and Annuity Company, a wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (millions)

                                                                     Preacquisition
                                                              ----------------------------
                                                 One month    Eleven month
                                 Year-ended        ended          ended       Year-ended
                                December 31,   December 31,   November 30,   December 31,
                                    2001           2000           2000           1999
                                -------------  -------------  -------------  -------------
Shareholder's equity,
  beginning of period             $4,344.6        $4,313.4      $1,385.7       $1,394.5

Comprehensive income:
  Net income                          99.9            12.6         177.2          187.6
  Other comprehensive income
    (loss), net of tax:
      Unrealized gains
      (losses) on securities
      ($32.5, $28.7, $79.4 and
      ($230.2) pretax) (1)            21.2            18.6          51.6         (149.6)
                                  --------        --------      --------       --------
Total comprehensive income           121.1            31.2         228.8           38.0
                                  --------        --------      --------       --------

Capital contributions:
  Cash                                  --              --          73.5             --
  Assets                                --              --          56.0             --
                                  --------        --------      --------       --------
Total capital contributions             --              --         129.5             --
                                  --------        --------      --------       --------

Return of capital                    (11.3)             --            --             --

Other changes                         (0.1)             --           0.8            2.9

Common stock dividends                  --              --         (10.1)         (49.7)

Adjustment for purchase
  accounting                            --              --       2,578.7             --
                                  --------        --------      --------       --------

Shareholder's equity, end of
  period                          $4,454.3        $4,344.6      $4,313.4       $1,385.7
                                  ========        ========      ========       ========

(1)  Net of reclassification adjustments.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (Formerly known as Aetna Life Insurance and Annuity Company, a wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (millions)

                                                                          Preacquisition
                                                                  ------------------------------
                                                    One month     Eleven months
                                  Year-ended          ended           ended        Year-ended
                                 December 31,     December 31,    November 30,    December 31,
                                     2001             2000            2000            1999
                                ---------------  ---------------  -------------  ---------------
Cash Flows from Operating
  Activities:
Net income                         $    99.9         $  12.6        $   177.2       $   187.6
Adjustments to reconcile net
  income to net cash (used
  for) provided by operating
  activities:
  Net accretion of discount on
    investments                         (1.2)           (2.7)           (32.6)          (26.5)
  Amortization of deferred
    gain on sale                          --              --             (5.7)           (5.7)
  Net realized capital losses
    (gains)                             21.0            (1.8)            37.2            21.5
  Changes in assets and
    liabilities:
    (Increase) decrease in
       accrued investment
       income                          (13.7)            6.6             (3.1)            0.9
    (Increase) decrease in
       premiums due and other
       receivables                     (95.6)           31.1            (23.7)           23.3
    Decrease (increase) in
       policy loans                     10.3             0.1            (25.4)          (21.8)
    Increase in deferred
       policy acquisition
       costs                          (121.3)          (12.2)          (136.6)         (153.3)
    Decrease in value of
       business acquired                13.9              --               --              --
    Goodwill amortization               61.8              --               --              --
    Net increase (decrease) in
       universal life account
       balances                         17.6            (3.8)            23.8            55.7
    (Decrease) increase in
       other insurance reserve
       liabilities                    (136.3)           (5.3)            85.6           (28.6)
    (Decrease) increase in
       other liabilities and
       other assets                    (67.9)          103.9            (75.2)          (42.5)
    Increase (decrease) in
       income taxes                     89.5           (14.3)            23.1          (259.8)
                                   ---------         -------        ---------       ---------
Net cash (used for) provided
  by operating activities             (122.0)          114.2             44.6          (249.2)
                                   ---------         -------        ---------       ---------
Cash Flows from Investing
  Activities:
  Proceeds from sales of:
    Debt securities available
       for sale                     14,216.7           233.0         10,083.2         5,890.1
    Equity securities                    4.4             1.5            118.4           111.2
    Mortgage loans                       5.2             0.1              2.1             6.1
  Investment maturities and
    collections of:
    Debt securities available
       for sale                      1,121.8            53.7            573.1         1,216.5
    Short-term investments           7,087.3             0.4             59.9            80.6
  Cost of investment purchases
    in:
    Debt securities available
       for sale                    (16,489.8)         (230.7)       (10,505.5)       (7,099.7)
    Equity securities                  (50.0)          (27.8)           (17.6)          (13.0)
    Mortgages debt securities         (242.0)             --               --              --
    Short-term investments          (6,991.1)          (10.0)          (113.1)         (106.0)
  (Increase) decrease in
    property and equipment               7.4             1.9              5.4            (5.7)
  Other, net                            (4.7)            0.3             (4.0)            3.7
                                   ---------         -------        ---------       ---------
Net cash (used for) provided
  by investing activities           (1,334.8)           22.4            201.9            83.8
                                   ---------         -------        ---------       ---------
Cash Flows from Financing
  Activities:
  Deposits and interest
    credited for investment
    contracts                        1,941.5           164.2          1,529.7         2,040.2
  Withdrawals of investment
    contracts                       (1,082.7)         (156.3)        (1,832.6)       (1,680.8)
  Capital contribution from
    HOLDCO                                --              --             73.5              --
  Return of capital                    (11.3)             --               --              --
  Dividends paid to
    Shareholder                           --              --            (10.1)         (255.7)
  Other, net                          (105.0)          (73.6)            22.0           126.7
                                   ---------         -------        ---------       ---------
Net cash provided by (used
  for) financing activities            742.5           (65.7)          (217.5)          230.4
                                   ---------         -------        ---------       ---------
Net (decrease) increase in
  cash and cash equivalents           (714.3)           70.9             29.0            65.0
Effect of exchange rate
  changes on cash and cash
  equivalents                             --              --              2.0              --
Cash and cash equivalents,
  beginning of period                  796.3           725.4            694.4           629.4
                                   ---------         -------        ---------       ---------
Cash and cash equivalents, end
  of period                        $    82.0         $ 796.3        $   725.4       $   694.4
                                   =========         =======        =========       =========
Supplemental cash flow
  information:
  Income taxes (received)
    paid, net                      $   (12.3)        $  20.3        $    39.9       $   316.9
                                   =========         =======        =========       =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ING Life Insurance and Annuity Company ("ILIAC"), formerly known as Aetna Life Insurance and Annuity Company ("ALIAC") and its wholly owned subsidiaries (collectively, the "Company") are providers of financial products and services and investment management services in the United States. The Company has three business segments: Worksite Products, Individual Products and Investment Management Services. On October 1, 1998, the Company sold its individual life insurance business to Lincoln National Corporation ("Lincoln") and accordingly, it is now classified as Discontinued Operations (refer to Note 3).

    On December 13, 2000, ING America Insurance Holdings, Inc. ("ING AIH"), an indirect wholly owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and the Aetna International business, for approximately $7.7 billion. The purchase price was comprised of approximately $5.0 billion in cash and the assumption of $2.7 billion of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion Connecticut Holdings Inc. ("Lion"). At the time of the sale, Lion entered into certain transition services agreements with a former related party, Aetna U.S. Healthcare, which was renamed Aetna Inc. ("former Aetna").

    For accounting purposes, the acquisition was recorded as of November 30, 2000 using the purchase method. The effects of this transaction, including the recognition of goodwill, were pushed down and reflected on the financial statements of certain ARSI (a subsidiary of Lion) subsidiaries, including the Company. The Balance Sheet changes related to accounting for this purchase were entirely non-cash in nature and accordingly have been excluded from the pre-acquisition Consolidated Statement of Cash Flow for the eleven months ended November 30, 2000.

    The purchase price was allocated to assets and liabilities based on their respective fair values. This revaluation resulted in a net increase to assets, excluding the effects of goodwill, of $592.0 million and a net increase to liabilities of $310.6 million. Additionally, the Company established goodwill of $2.3 billion. Goodwill was being amortized over a period of 40 years.

    The allocation of the purchase price to assets and liabilities has been subjected to further refinement throughout 2001 as additional information has become available to more precisely estimate the fair values of the Company's respective assets and liabilities at the purchase date. The refinements to the Company's purchase price allocations are as follows:

       The Company completed a full review relative to the assumptions and profit streams utilized in the development of value of business acquired ("VOBA") and determined that certain refinements were necessary. Such refinements resulted in a reduction of VOBA;

       The Company completed the review of the fixed assets that existed at or prior to the acquisition and determined that an additional write down was necessary;

       The Company completed the review of severance actions related to individuals who were employed before or at the acquisition date and determined that an additional severance accrual was necessary;

       The Company completed its valuation of certain benefit plan liabilities and, as a result, reduced those benefit plan liabilities;

       The Company adjusted its reserve for policyholders' funds left with the company in order to conform its accounting policies with those of ING;

       The Company, after giving further consideration to certain exposures in the general market place, determined that a reduction of its investment portfolio carrying value was warranted;

       The Company determined that the establishment of a liability for certain noncancellable operating leases that existed prior to or at the acquisition date but are no longer providing a benefit to the Company's operations, was warranted; and

       The Company determined that the contractual lease payment of one of its operating leases was more than the current market rate, and established a corresponding unfavorable lease liability.

    The net impact of the refinements in purchase price allocations, as described above, resulted in a net decrease to assets, excluding the effects of goodwill, of $236.4 million, a net decrease to liabilities of $59.8 million and a net increase to the Company's goodwill of $176.6 million.

    Unaudited proforma consolidated income from continuing operations and net income of the Company for the period from January 1, 2000 to November 30, 2000 and for the year-ended December 31, 1999, assuming that the acquisition of the Company occurred at the beginning of each period, would have been approximately $118.1 million and $123.5 million, respectively. The pro forma adjustments, which do not affect revenues, reflect primarily goodwill amortization, amortization of the favorable lease asset and the elimination of amortization of the deferred gain on sale associated with the life business.

    The Worksite Products segment includes annuity contracts that offer a variety of funding and payout options for employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, nonqualified annuity contracts, and mutual funds. Annuity contracts may be deferred or immediate ("payout annuities"). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, including mutual funds (both ILIAC and nonaffiliated mutual funds), variable and fixed investment options. Worksite products also include investment advisory services and pension plan administrative services.

    The Individual Products segment includes both deferred and immediate annuity contracts, which may be qualified or nonqualified, that are sold to individuals. These contracts also offer a choice of fixed or variable investment options, including both ILIAC and nonaffiliated mutual funds.

    Investment Management Services provides: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the ING Series Fund, Inc. (formerly known as the Aetna Series Fund, Inc.), and the ING Variable

    Portfolios, Inc. (formerly known as the Aetna Variable Portfolios, Inc.); distribution services for other company products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

    Discontinued Operations include universal life, variable universal life, traditional whole life and term insurance.

    PRINCIPLES OF CONSOLIDATION

    The consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Insurance Company of America ("IICA"), Aetna Investment Adviser Holding Company, Inc. ("IA Holdco") and Aetna Investment Services, LLC ("AIS"). ILIAC is a wholly-owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"), which is a wholly- owned subsidiary of Aetna Retirement Services, Inc. ("ARSI"). ARSI is ultimately owned by ING Groep N.V. (ING). HOLDCO contributed AIS to the Company on June 30, 2000 and contributed IA Holdco to the Company on July 1, 1999 (refer to Note 2).

    The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The contributions of AIS and IA Holdco to the Company were accounted for in a manner similar to that of a pooling-of-interests and, accordingly, the Company's historical consolidated financial statements have been restated to include the accounts and results of operations of both companies.

    Certain reclassifications have been made to 2000 and 1999 financial information to conform to the 2001 presentation.

    NEW ACCOUNTING STANDARD

    ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

    In June 1998, the Financial Accounting Standards Board ("FASB") issued Financial Accounting Standard ("FAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended and interpreted by FAS No. 137, Accounting for Derivative Instruments and Hedging Activites -- Deferral of the Effective Date of FASB Statement No. 133, FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment of FASB No. 133, and certain FAS No. 133 implementation issues. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS 133 was effective for the Company's financial statements beginning January 1, 2001.

    Adoption of FAS No. 133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative and embedded derivative holdings. (Refer to Note 5).

    The Company utilizes options, interest rate floors and warrants in order to manage interest rate and price risk (collectively, market risk). These financial exposures are monitored and managed by the Company as an integral part of the its overall risk management program. (Refer to Note 5). Derivatives are recognized on the balance sheet at their fair value. The Company chose not to designate its derivative instruments as part of hedge transactions. Therefore, changes in the fair value of the Company's derivative instruments are recorded immediately in the consolidated statements of income as part of realized capital gains and losses.

    Warrants are carried at fair value and are recorded as either derivative instruments or FAS No. 115 available for sale securities. Warrants that are considered derivatives are carried at fair value if they are readily convertible to cash. The values of these warrants can fluctuate given that the companies which underlie the warrants are non-public companies. At December 31, 2001, the estimated value of these warrants was immaterial. These warrants will be revalued each quarter and the change in the value of the warrants will be included in the consolidated statements of income.

    The Company, at times, may own warrants on common stock which are not readily convertible to cash as they contain certain conditions which preclude their convertibility and therefore, will not be included in assets or liabilities as derivatives. If conditions are satisfied and the underlying stocks become marketable, the warrants would be reclassified as derivatives and recorded at fair value as an adjustment through current period results of operations.

    The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument (refer to Note 5).

    FUTURE ACCOUNTING STANDARD

    ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

    In July 2001, the FASB issued FAS No. 142, Accounting for Goodwill and Intangible Assets. Under the new standard, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be subject to annual impairment tests in accordance with the new standard. Other intangible assets will continue to be amortized over their useful lives.

    The Company will apply the new rules on the accounting for goodwill and other intangible assets beginning in the first quarter of 2002. Application of the nonamortization provisions of the new standard is expected to result in an increase in net income; however, the Company is still assessing the impact of the new standard. During 2002, the Company will perform the required impairment tests of goodwill as of January 1, 2002 and has not yet determined what the effect of these tests will be on the earnings and financial position of the Company.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

    INVESTMENTS

    All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value.

    Securities determined to have a decline in value that is other than temporary are written down to estimated fair value which becomes the securities' new cost basis by a charge to realized losses in the accompanying consolidated statements of operations. Premiums and discounts are amortized/ accrued utilizing the scientific interest method which results in a constant yield over the securities' expected lives. Amortization/accrual of premiums and discounts on mortgage-related securities incorporates a prepayment assumption to estimate the securities expected lives.

    Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses on the sale of invested assets) and other risks, subject to, among other things, principal and interest guarantees. Realized gains and losses on the sale of, as well as unrealized capital gains and losses on, investments supporting these products are reflected in policyholders' funds left with the Company. Realized capital gains and losses on all other investments are reflected on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

    Purchases and sales of debt and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

    Fair values for fixed maturity securities are obtained from independent pricing services or broker/ dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

    The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

    In September 2000, the FASB issued FAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. In accordance with this new standard, general account securities on loan are reflected on the Consolidated Balance Sheet as "Securities pledged to creditors", which includes the following:

                                                            Gross       Gross
December 31, 2001                              Amortized  Unrealized  Unrealized    Fair
(Millions)                                       Cost       Gains       Losses     Value
------------------------------------------------------------------------------------------
Total securities pledged to creditors           $466.9       $1.1        $0.8      $467.2
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

                                                            Gross       Gross
December 31, 2000                              Amortized  Unrealized  Unrealized    Fair
(Millions)                                       Cost       Gains       Losses     Value
------------------------------------------------------------------------------------------
Debt securities                                 $124.5       $5.3        $3.1      $126.7
Short-term investments                             2.3         --          --         2.3
------------------------------------------------------------------------------------------
Total securities pledged to creditors           $126.8       $5.3        $3.1      $129.0
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

    Total securities pledged to creditors at December 31, 2001 consisted entirely of debt securities.

    Dollar rolls and reverse repurchase agreement transactions are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities. These transactions are reported in "Other Liabilities."

    The investment in affiliated mutual funds represents an investment in funds managed by Aeltus Investment Management, Inc. ("Aeltus"), an indirect wholly owned subsidiary of HOLDCO. Funds managed by ILIAC and subadvised by outside investment advisers, and funds managed by ING Pilgrim Investments, LLC, and is carried at fair value.

    Mortgage loans on real estate are reported at amortized cost less a valuation allowance. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a valuation allowance which is adjusted at each reporting date for significant changes in the calculated value of the loan. Changes in this valuation allowance are charged or credited to income.

    Policy loans are carried at unpaid principal balances, net of impairment reserves.

    Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

    The Company's use of derivatives is limited to hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses (Refer to Note 5).

    On occasion, the Company sells call options written on underlying securities which are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

    GOODWILL

    Goodwill, which represents the excess of cost over the fair value of net assets acquired, was amortized on a straight-line basis over 40 years. Refer to "Future Accounting Standard" within Note 1 for related information regarding the accounting for goodwill.

    DEFERRED POLICY ACQUISITION COSTS

    Certain costs of acquiring certain insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For certain annuity and pension contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 30 years for annuity and pension contracts).

    Periodically, modifications may be made to deferred annuity contract features, such as shortening the surrender charge period, waiving the surrender charge, or changing the mortality and expense fees. Unamortized deferred policy acquisition costs associated with these modified contracts are not written off, but rather, continue to be associated with the original block of business to which these costs were previously recorded. Such costs are amortized based on revised estimates of expected gross profits based upon the contract after the modification.

    Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

    VALUE OF BUSINESS ACQUIRED

    VOBA is an asset and represents the present value of estimated net cash flows embedded in the Company's contracts acquired by ING. VOBA is amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the contracts (up to 30 years for annuity contracts and pension contracts). VOBA is written off to the extent that it is determined that gross profits are not adequate to recover the asset.

    Activity for the year-ended December 31, 2001 within VOBA was as follows:

(Millions)
--------------------------------------------------------
Balance at December 31, 2000                   $ 1,780.9
Adjustment of allocation of purchase price        (165.3)
Additions                                           90.0
Interest accrued at 7%                             110.0
Amortization                                      (213.8)
--------------------------------------------------------
Balance at December 31,2001                    $ 1,601.8
--------------------------------------------------------
--------------------------------------------------------

    The estimated amount of VOBA to be amortized, net of interest, over the next five years is $81.1 million, $95.5 million, $103.3 million, $96.6 million and $89.5 million for the years 2002, 2003, 2004, 2005 and 2006, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

    INSURANCE RESERVE LIABILITIES

    Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

    Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.0% to 9.5% for all years presented. Investment yield is based on the Company's experience.

    Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

    Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date.

    Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.0% to 14.0% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115 for experience-rated contracts. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

    Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

    REVENUE RECOGNITION

    For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

    SEPARATE ACCOUNTS

    Separate Accounts assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

    Separate Accounts assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

    Separate Accounts assets are carried at fair value. At December 31, 2001 and 2000, unrealized gains of $10.8 million and of $9.5 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

    Separate Accounts liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.0% to 14.0% in 2001 and 3.8% to 14.0% in 2000.

    Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

    REINSURANCE

    The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets. Of the reinsurance recoverable on the Consolidated Balance Sheets, $3.0 billion at both December 31, 2001 and 2000 is related to the reinsurance recoverable from Lincoln arising from the sale of the Company's domestic life insurance business (refer to Note 3).

    INCOME TAXES

    The Company files a consolidated federal income tax return with its subsidiary IICA. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.  RECENT DEVELOPMENTS

    CONTRIBUTIONS OF AIS AND IA HOLDCO FROM HOLDCO

    On June 30, 2000, HOLDCO contributed AIS to the Company. AIS is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. It is also registered with the appropriate state securities authorities as a broker/dealer and is a Registered Investment Advisor. The principal operation of AIS is acting as underwriter for ILIAC's manufactured products, as well as the sale of fixed and variable annuities and mutual funds through its registered representatives.

    On July 1, 1999, HOLDCO contributed IA Holdco to the Company. The primary operating subsidiary of IA Holdco is Aeltus which has two wholly-owned operating subsidiaries: Aeltus Capital, Inc. ("ACI"), a broker dealer, and Aeltus Trust Company ("ATC"), a limited purpose banking entity. Aeltus is a registered investment advisor under the Investment Advisers Act of 1940 and provides investment advisory services to institutional and retail clients on a fee-for-service basis. In addition, Aeltus, through its ACI subsidiary, serves as underwriter to the ING Series Fund, Inc. (formerly known as the Aetna Series Fund, Inc.), and the ING Variable Portfolios, Inc. (formerly known as the Aetna Variable Portfolios, Inc.),and provides distribution services for other Company products. Aeltus' ATC subsidiary provides trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian (refer to Note 16).

3.  DISCONTINUED OPERATIONS--INDIVIDUAL LIFE INSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Assets related to and supporting the life policies were transferred to Lincoln and the Company recorded a reinsurance recoverable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117 million, of which $57.7 million was deferred and was being recognized over approximately 15 years. The remaining portion of the gain was recognized immediately in net income and was largely attributed to access to the agency sales force and brokerage distribution channel. Approximately $5.7 million (after tax) of amortization related to the deferred gain was recognized in both 2000 and 1999. During the fourth quarter of 1999, the Company refined certain accrual and tax estimates which had been established in connection with the recording of the deferred gain. As a result, the deferred gain was increased by $12.9 million (after tax) to $65.4 million at December 31, 1999.

    In conjunction with the accounting for the 2000 acquisition of the Aetna Financial Services business, of which the Company is a part, the deferred gain, which was previously part of other liabilities, was written off (Refer to Note 1).

    The operating results of the domestic individual life insurance business are presented as Discontinued Operations. Premiums ceded and reinsurance recoveries made for domestic individual life insurance in 2001 totaled $334.9 million and $363.7 million, in 2000 totaled

    $419.1 million and $416.1 million, and in 1999 totaled $476.5 million and $513.4 million, respectively.

4.  INVESTMENTS

    Debt securities available for sale as of December 31 were as follows:

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized     Fair
   2001 (Millions)                   Cost       Gains       Losses       Value
   ------------------------------------------------------------------------------
   U.S. government and government
     agencies and authorities      $  391.0     $ 11.0      $ 4.2      $   397.8

   States, municipalities and
     political subdivisions           173.7        7.7         --          181.4

   U.S. corporate securities:
       Public utilities               268.5        6.5        7.9          267.1
       Other corporate securities   6,138.8      203.0       62.6        6,279.2
   ------------------------------------------------------------------------------
     Total U.S. corporate
       securities                   6,407.3      209.5       70.5        6,546.3
   ------------------------------------------------------------------------------

   Foreign securities:
       Government                     153.2        5.2        0.9          157.5
   ------------------------------------------------------------------------------
     Total foreign securities         153.2        5.2        0.9          157.5
   ------------------------------------------------------------------------------

   Mortgage-backed securities       4,513.3       90.1       15.9        4,587.5

   Other asset-backed securities    2,077.6       67.1        8.1        2,136.6
   ------------------------------------------------------------------------------
   Total debt securities,
     including debt securities
     pledged to creditors          13,716.1      390.6       99.6       14,007.1

   Less: Debt securities pledged
     to creditors                     466.9        1.1        0.8          467.2
   ------------------------------------------------------------------------------

   Debt securities                 $13,249.2    $389.5      $98.8      $13,539.9
   ------------------------------------------------------------------------------
   ------------------------------------------------------------------------------

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized     Fair
   2000 (Millions)                   Cost       Gains       Losses      Value
   -----------------------------------------------------------------------------
   U.S. government and government
     agencies and authorities      $  920.8     $ 34.3      $  2.1    $   953.0

   States, municipalities and
     political subdivisions             0.3         --          --          0.3

   U.S. corporate securities:
       Public utilities               282.2       13.8         6.2        289.8
       Other corporate securities   4,643.5       86.1       128.3      4,601.3
   -----------------------------------------------------------------------------
     Total U.S. corporate
       securities                   4,925.7       99.9       134.5      4,891.1
   -----------------------------------------------------------------------------
   Foreign securities:
       Government, including
         political subdivisions       384.7       23.9         4.3        404.3
       Utilities                      122.9       18.6          --        141.5
       Other                           31.2         --         9.3         21.9
   -----------------------------------------------------------------------------
     Total foreign securities         538.8       42.5        13.6        567.7
   -----------------------------------------------------------------------------

   Mortgage-backed securities       4,105.2      125.8        35.4      4,195.6

   Other asset-backed securities      753.7       13.4         3.4        763.7
   -----------------------------------------------------------------------------
   Total debt securities,
     including debt securities
     pledged to creditors          11,244.5      315.9       189.0     11,371.4

   Less: Debt securities pledged
     to creditors                     124.5        5.3         3.1        126.7
   -----------------------------------------------------------------------------

   Debt securities                 $11,120.0    $310.6      $185.9    $11,244.7
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------

    At December 31, 2001 and 2000, net unrealized appreciation of $291.0 million and $126.9 million, respectively, on available-for-sale debt securities including debt securities pledged to creditors included $233.0 million and $92.9 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in policyholders' funds left with the Company.

    The amortized cost and fair value of total debt securities for the year-ended December 31, 2001 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                             Amortized    Fair
   (Millions)                                  Cost       Value
   --------------------------------------------------------------
   Due to mature:
     One year or less                        $  160.0   $   162.1
     After one year through five years        2,333.1     2,387.5
     After five years through ten years       2,374.7     2,398.8
     After ten years                          2,257.4     2,334.6
     Mortgage-backed securities               4,513.3     4,587.5
     Other asset-backed securities            2,077.6     2,136.6
   Less: Debt securities pledged to
     creditors                                  466.9       467.2
   --------------------------------------------------------------
   Debt securities                           $13,249.2  $13,539.9
   --------------------------------------------------------------
   --------------------------------------------------------------

    At December 31, 2001 and 2000, debt securities with carrying values of $9.0 million and $8.6 million, respectively, were on deposit as required by regulatory authorities.

    The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2001.

    Included in the Company's total debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

                                          2001                 2000
                                   -------------------  -------------------
                                   Amortized    Fair    Amortized    Fair
   (Millions)                        Cost      Value      Cost      Value
   ------------------------------------------------------------------------
   Total residential CMOs (1)      $1,830.5   $1,891.7  $1,606.6   $1,660.7
   ------------------------------------------------------------------------
   ------------------------------------------------------------------------
   Percentage of total:
     Supporting experience rated
       products                                   84.2%                80.6%
     Supporting remaining
       products                                   15.8%                19.4%
   ------------------------------------------------------------------------
                                                 100.0%               100.0%
   ------------------------------------------------------------------------
   ------------------------------------------------------------------------

 (1) At December 31, 2001 and 2000, approximately 80% and 84%, respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, and FHLMC.

    There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2001 and 2000, approximately 3% and 2%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest-only or principal-only strips).

    Investments in equity securities as of December 31 were as follows:

   (Millions)                                2001    2000
   -------------------------------------------------------
   Amortized Cost                            $52.2  $120.8
   Gross unrealized gains                      4.5     6.0
   Gross unrealized losses                     6.4     9.9
   -------------------------------------------------------
   Fair value                                $50.3  $116.9
   -------------------------------------------------------
   -------------------------------------------------------

    Beginning in April 2001, the Company entered into dollar roll and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities by the Company and an agreement to repurchase substantially the same securities as those sold, typically within one month. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and are reported within "Other Liabilities" on the Consolidated Balance Sheets. The repurchase obligation totaled $1.0 billion at December 31, 2001. Such borrowings averaged approximately $882.1 million from April through December 2001 and were collateralized by investment securities with fair values approximately equal to loan value. The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2001. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

5.  FINANCIAL INSTRUMENTS

    ESTIMATED FAIR VALUE

    The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2001 and 2000 were as follows:

                                           2001                 2000
                                   --------------------  -------------------
                                   Carrying     Fair     Carrying     Fair
   (Millions)                        Value      Value      Value     Value
   -------------------------------------------------------------------------
   Assets:
     Mortgage loans                $   241.3  $   247.7  $     4.6  $    4.5
   Liabilities:
     Investment contract
       liabilities:
       With a fixed maturity         1,021.7      846.5    1,041.0     982.3
       Without a fixed maturity     11,114.1   10,624.3   10,084.6   9,549.9
   -------------------------------------------------------------------------

    Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

    The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

    MORTGAGE LOANS: The fair values for commercial mortgages are estimated using a discounted cash flow approach. Commercial loans in good standing are discounted using interest rates determined by U.S. Treasury yields on each December 31 and spreads required on new loans with similar characteristics. The amortizing features of all loans are incorporated into the valuation. Where data on option features was available, option values were determined using a binomial valuation method and were incorporated into the mortgage valuation.

    INVESTMENT CONTRACT LIABILITIES (INCLUDED IN POLICYHOLDERS' FUNDS LEFT WITH THE COMPANY):

    WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

    WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

    DERIVATIVE FINANCIAL INSTRUMENTS

    INTEREST RATE FLOORS

    Interest rate floors are used to manage the interest rate risk in the Company's bond portfolio. Interest rate floors are purchased contracts that provide the Company with an annuity in a declining interest rate environment. The Company had no open interest rate floors at December 31, 2001 or 2000.

    FOREIGN EXCHANGE SWAPS

    Foreign exchange swaps are used to reduce the risk of a change in the value, yield or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for US dollar cash flows at regular interim periods, typically quarterly or semi-annually. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2001 were $25.0 million, $0.7 and $0.7 million, respectively.

    WARRANTS

    Included in common stocks are warrants which are instruments giving the Company the right, but not the obligation to buy a security at a given price during a specified period. The carrying values and estimated fair values of the Company's warrants to purchase equity securities at December 31, 2001 and 2000 were both $0.3 million.

    OPTIONS

    The Company earned $1.1 million of investment income for writing call options on underlying securities for the year-ended December 31, 2000. For the year-ended December 31, 2001 the Company earned no investment income for writing call options on underlying securities. At December 31, 2001 and 2000, there were no option contracts outstanding.

    EMBEDDED DERIVATIVES

    The Company also had investments in certain debt instruments that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The estimated fair value of the embedded derivatives within such securities as of December 31, 2001 was ($15.5) million.

6.  NET INVESTMENT INCOME

    Sources of net investment income were as follows:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Debt securities                     $887.2            $70.3          $768.9          $823.3
   Nonredeemable preferred stock          1.5              1.8             9.5            17.1
   Investment in affiliated
     mutual funds                         7.2              0.5             2.1             2.4
   Mortgage loans                         5.9              0.1             0.5             1.1
   Policy loans                           8.9              0.7             7.9             7.7
   Cash equivalents                      18.2              4.4            50.3            39.0
   Other                                 15.9              2.6            13.1            15.3
   ------------------------------------------------------------------------------------------------
   Gross investment income              944.8             80.4           852.3           905.9
   Less: investment expenses            (56.4)            (1.8)          (18.5)          (19.6)
   ------------------------------------------------------------------------------------------------
   Net investment income               $888.4            $78.6          $833.8          $886.3
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    Net investment income includes amounts allocable to experience-rated contractholders of $704.2 million for the year-ended December 31, 2001 and $55.9 million and $622.2 million for the one month and eleven month periods ended December 31, 2000 and November 30, 2000, respectively, and
    $659.6 million for the year-ended December 31, 1999. Interest credited to contractholders is included in current and future benefits.

7.  DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

    The Company paid $10.1 million and $255.7 million in cash dividends to HOLDCO in 2000 and 1999, respectively. Of the $255.7 million paid in 1999, $206.0 million was accrued for in 1998. For the year-ended December 31, 2001, the Company did not pay any cash dividends to HOLDCO.

    The Company did not receive any capital contributions in 2001 and 1999. In 2000, the Company received capital contributions of $73.5 million in cash and $56.0 million in assets from HOLDCO.

    In conjunction with the sale of Aetna, Inc. to ING AIH, the Company was restricted from paying any dividends to the its parent in 2001 without prior approval by the Insurance Commissioner of the State of Connecticut. This restriction continues for a two year period from the date of the sale.

    The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net (loss) income was $(92.3) million, $100.6 million and $133.9 million for the years-ended December 31, 2001, 2000, and 1999, respectively. Statutory capital and surplus was $826.2 million and $931.1 million as of December 31, 2001 and 2000, respectively.

    As of December 31, 2001, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

    For 2001, the Company was required to implement statutory accounting changes ("Codification") ratified by the National Association of Insurance Commissioners and state insurance departments. The cumulative effect of Codification to the Company's statutory surplus as of December 31, 2001 was a decrease of $12.5 million.

8.  CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

    Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital (losses) gains on investments were as follows:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Debt securities                     $(20.6)           $1.2           $(36.3)         $(23.6)
   Equity securities                     (0.4)            0.6             (0.9)            2.1
   ------------------------------------------------------------------------------------------------
   Pretax realized capital
     (losses) gains                    $(21.0)           $1.8           $(37.2)         $(21.5)
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------
   After-tax realized capital
     (losses) gains                    $(13.7)           $1.3           $(24.3)         $(14.0)
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    Net realized capital gains (losses) of $117.0 million, $(16.8) million and $(36.7) million for 2001, 2000, and 1999, respectively, allocable to experience-rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in Policyholders' funds left with the Company. Net unamortized gains allocable to experienced-rated contractholders were $172.7 million and $45.1 million at December 31, 2001 and 2000, respectively.

    Proceeds from the sale of total debt securities and the related gross gains and losses were as follows:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Proceeds on sales                  $14,216.7         $233.0         $10,083.2       $5,890.1
   Gross gains                             57.0            1.2               2.5           10.5
   Gross losses                            77.6             --              38.8           34.1
   ------------------------------------------------------------------------------------------------

    Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors and excluding those related to experience-rated contractholders) were as follows:

   (Millions)                           2001    2000    1999
   -----------------------------------------------------------
   Debt securities                      $24.0  $ 92.1  $(199.2)
   Equity securities                      2.0    (5.5)    (3.4)
   Other                                  6.5    21.5    (27.6)
   -----------------------------------------------------------
     Subtotal                            32.5   108.1   (230.2)
   Increase (decrease) in deferred
     income taxes (Refer to Note 10)     11.3    37.9    (80.6)
   -----------------------------------------------------------
   Net changes in accumulated other
     comprehensive income (loss)        $21.2  $ 70.2  $(149.6)
   -----------------------------------------------------------
   -----------------------------------------------------------

    Net unrealized capital gains allocable to experience-rated contracts of $233.0 million and $92.9 million at December 31, 2001 and 2000, respectively, are reflected on the Consolidated Balance Sheets in Policyholders' funds left with the Company and are not included in shareholder's equity. Shareholder's equity included the following accumulated other comprehensive income (loss), which is net of amounts allocable to experience-rated contractholders, at December 31:

   (Millions)                           2001   2000    1999
   ---------------------------------------------------------
   Net unrealized capital gains
     (losses):
     Debt securities                    $58.0  $34.0  $(58.1)
     Equity securities                   (1.9)  (3.9)    1.6
     Other                               15.6    9.1   (12.4)
   ---------------------------------------------------------
                                         71.7   39.2   (68.9)
   Deferred income taxes (Refer to
     Note 10)                            25.1   13.8   (24.1)
   ---------------------------------------------------------
   Net accumulated other comprehensive
     income (loss)                      $46.6  $25.4  $(44.8)
   ---------------------------------------------------------
   ---------------------------------------------------------

    Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated contractholders) were as follows:

   (Millions)                            2001   2000    1999
   -----------------------------------------------------------
   Unrealized holding gains (losses)
     arising during the year (1)        $  8.3  $70.0  $(146.3)
   Less: reclassification adjustment
     for (losses) gains and other
     items included in net income (2)    (12.9)  (0.1)     3.3
   -----------------------------------------------------------
   Net unrealized gains (losses) on
     securities                         $ 21.2  $70.1  $(149.6)
   -----------------------------------------------------------
   -----------------------------------------------------------

 (1) Pretax unrealized holding gains (losses) arising during the year were $12.7 million, $108.0 million and $(225.2) million for 2001, 2000, and 1999, respectively.
 (2) Pretax reclassification adjustments for (losses) gains and other items included in net income were $(19.8) million, $(0.1) million and $5.0 million for 2001, 2000, and 1999, respectively.

9.  SEVERANCE AND FACILITIES CHARGES

    In December 2001, ING announced its intentions to further integrate and streamline the U.S.-based operations of ING Americas, of which the Company is a part, in order to build a more customer-focused organization. In connection with these actions, the Company recorded a charge of $29.2 million pretax. The severance portion of this charge ($28.4 million pretax) is based on a plan to eliminate 580 positions (primarily operations, information technology and other administrative/staff support personnel). Severance actions are expected to be substantially complete by March 31, 2003. The facilities portion ($.8 million pretax) of the charge represents the amount to be incurred by the Company to terminate a contractual obligation.

    In December 2000, the Company, in accounting for its acquisition by ING, established a severance liability related to actions taken or expected to be taken with respect to the integration of the Company's and ING's businesses. Subsequent to the date of the acquisition, the Company completed a full review of severance actions related to individuals who were employed before or at the acquisition date and determined that certain refinements in the allocation of the purchase price to the severance liability were necessary. Activity for the year-ended December 31, 2001 within this severance liability and positions eliminated related to such actions were as follows:

   (Millions)                                Severance Liability  Positions
   ------------------------------------------------------------------------
   Balance at December 31, 2000                     $10.7             175
   Actions taken                                     (8.4)           (101)
   Allocation of purchase price:
     Additions                                        5.2              58
     Attrition                                       (3.3)           (101)
     Refinements                                      1.0              --
   ------------------------------------------------------------------------
   Balance at December 31, 2001                     $ 5.2              31
   ------------------------------------------------------------------------
   ------------------------------------------------------------------------

    Severance actions related to the liability established in December 2000 are expected to be substantially complete by March 31, 2002.

10. INCOME TAXES

    The Company files a consolidated federal income tax return with IICA. The Company has a tax allocation agreement with IICA whereby the Company charges its subsidiary for taxes it would have incurred were it not a member of the consolidated group and credits the member for losses at the statutory tax rate.

    Income taxes from continuing operations consist of the following:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Current taxes (benefits):
     Federal                           $  3.2            $ 9.4          $  5.3          $ 64.3
     State                                2.2              0.2             2.6             2.5
     Net realized capital gains
       (losses)                          16.1              0.3           (11.5)          (20.1)
   ------------------------------------------------------------------------------------------------
   Total current taxes (benefits)        21.5              9.9            (3.6)           46.7
   ------------------------------------------------------------------------------------------------
   Deferred taxes (benefits):
     Federal                             89.3             (4.3)           83.2            31.3
     Net realized capital
       (losses) gains                   (23.4)             0.3            (1.5)           12.6
   ------------------------------------------------------------------------------------------------
   Total deferred taxes
     (benefits)                          65.9             (4.0)           81.7            43.9
   ------------------------------------------------------------------------------------------------
   Total                               $ 87.4            $ 5.9          $ 78.1          $ 90.6
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Income from continuing
     operations before income
     taxes                             $187.3            $18.5          $249.6          $272.5
   Tax rate                               35%              35%             35%             35%
   ------------------------------------------------------------------------------------------------
   Application of the tax rate           65.6              6.4            87.4            95.4
   Tax effect of:
     State income tax, net of
       federal benefit                    1.4              0.1             1.7             1.6
     Excludable dividends                (1.8)            (0.9)          (12.6)           (6.1)
     Goodwill amortization               21.6               --              --              --
     Other, net                           0.6              0.3             1.6            (0.3)
   ------------------------------------------------------------------------------------------------
   Income taxes                        $ 87.4            $ 5.9          $ 78.1          $ 90.6
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

   (Millions)                                 2001     2000
   ----------------------------------------------------------
   Deferred tax assets:
     Deferred policy acquisition costs       $  11.7  $  44.8
     Insurance reserves                        286.9    306.3
     Unrealized gains allocable to
       experience rated contracts               81.5     32.5
     Investment losses                          36.7      9.0
     Postretirement benefits other than
       pensions                                  6.1      5.8
     Deferred compensation                      72.2     65.6
     Other                                      29.1     21.1
   ----------------------------------------------------------
   Total gross assets                          524.2    485.1
   ----------------------------------------------------------

   Deferred tax liabilities:
     Value of business acquired                558.5    623.3
     Market discount                             4.6      4.9
     Net unrealized capital gains              106.6     46.3
     Depreciation                                5.1      4.4
     Sale of individual life insurance
       business                                   --     15.1
     Excludable dividends                         --      5.0
     Other                                       3.1     34.1
   ----------------------------------------------------------
   Total gross liabilities                     677.9    733.1
   ----------------------------------------------------------
   Net deferred tax liability                $(153.7) $(248.0)
   ----------------------------------------------------------
   ----------------------------------------------------------

    Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. As of December 31, 2001 and 2000, no valuation allowance was required for unrealized capital gains and losses.

    The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 2001. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

    The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company through 1997. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1998 through 2000.

11. BENEFIT PLANS

    Prior to December 31, 2001, ILIAC, in conjunction with ING, had a qualified defined benefit pension plan covering substantially all employees ("Transition Pension Plan"). The Transition Pension Plan provided pension benefits based on a cash balance formula, which credited employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. Contributions were determined using the Projected Unit Credit Method and were limited to the amounts that are tax-deductible. The accumulated benefit obligation and plan assets were recorded by ILIAC. As of the measurement date (i.e., January 1, 2001), fair value of plan assets exceeded projected benefit obligations.

    As of December 31, 2001, the Transition Pension Plan merged into the ING Americas Retirement Plan ("ING Pension Plan"), which is sponsored by ING North America Insurance Corporation ("ING North America"), an affiliate of ILIAC. The ING Pension Plan covers substantially all U.S. employees. Accordingly, the Company transferred $17.4 million of net assets ($11.3 million after tax) related to the movement of the Transition Pension Plan to ING North America. The Company reported this transfer of net assets as a $11.3 million reduction in paid in capital. The new plan's benefits are based on years of service and the employee's average annual compensation during the last five years of employment. Contributions are determined using the Projected Unit Credit Method and are limited to the amounts that are tax-deductible.

    Prior to December 31, 2001, ILIAC, in conjunction with ING, had a non-qualified defined benefit pension plan covering certain eligible employees. The plan provided pension benefits based on a cash balance formula, which credited employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. As of December 31, 2001, ILIAC, in conjunction with ING, established a non-qualified defined benefit pension plan providing benefits to certain eligible employees based on years of service and the employee's average annual compensation during the last five years of employment. Contributions are determined using the Projected Unit Credit Method. The unfunded accumulated benefit obligation is recorded by ILIAC.

    In addition to providing pension benefits, ILIAC, in conjunction with ING, provides certain health care and life insurance benefits for retired employees. Retirees are generally required to contribute to the plans based on their years of service with the Company. The costs to the Company associated with the former Aetna postretirement plans for 2001, 2000, and 1999 were $0.6 million, $1.2 million and $2.1 million, respectively.

    ILIAC, in conjunction with ING, also has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e. January 1, 2001), the unfunded projected benefit obligation is recorded by the Company. The costs to the Company associated with the agents non-qualified pension plan for 2001, 2000, and 1999 were $6.6 million, $3.5 million and $3.3 million, respectively.

    The Company, in conjunction with ING, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 2001, 2000, and 1999 were $0.5 million, $1.4 million and $2.1 million, respectively.

    ILIAC, in conjunction with ING, also has a Savings Plan. Substantially all employees are eligible to participate in the savings plan under which designated contributions, which may be invested in a variety of financial instruments, are matched up to 5% of compensation by ING. Pretax charges to operations for the former Aetna incentive savings plan were $11.0 million, $9.0 million and $7.7 million in 2001, 2000, and 1999, respectively.

    ILIAC, in conjunction with former Aetna, had a stock incentive plan that provided for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to employees. Certain executive, middle management and non-management employees were granted options to purchase common stock of former Aetna at or above the market price on the date of grant. Options generally became 100% vested three years after the grant was made, with one-third of the options vesting each year. The former Aetna did not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives were, from time to time, granted incentive units which were rights to receive common stock or an equivalent value in cash. The sale of the Company to ING AIH by former Aetna caused all outstanding stock options to vest immediately.

    The costs to the Company associated with the former Aetna stock plans for 2001, 2000, and 1999, were $1.8 million, $2.7 million and $0.4 million, respectively.

    Effective January 1, 1998, Aeltus established an additional deferred incentive compensation plan, designed to attract, retain and incent key members of Aeltus. The plan had a five year vesting period. Payments under the plan were conditioned upon continued employment and were based upon an imputed share price of Aeltus at the end of the vesting period. The plan value was determined annually and the cost of the plan was expensed ratably over the vesting period. A change in control at Aeltus, as defined in the plan, would cause immediate full vesting of all outstanding shares. The purchase of Aetna Inc. by ING in 2000 met this definition. As a result, all outstanding shares became fully vested based on Aeltus's imputed value at the date of the sale and were subsequently paid out in early 2001. The appropriate annual share of the cost of the plan, including the additional cost in 2000 associated with this full vesting, has been reflected in salaries and related benefits in the Consolidated Statements of Income for each of the years-ended December 31, 1999 and 2000, respectively. In 2001, a new deferred compensation plan was developed with attributes similar to those in the previous plans. The costs reflected in the Consolidated Financial Statements associated with Aeltus' new deferred incentive compensation plan for 2001 was $4.1 million. The costs for its former deferred incentive compensation plan for 2000 and 1999 were, $42.2 million and $4.7 million, respectively.

12. RELATED PARTY TRANSACTIONS

    INVESTMENT ADVISORY AND OTHER FEES

    ILIAC and Aeltus serve as investment advisors and administrators to the Company's mutual funds and variable funds (collectively, the Funds). Company mutual funds pay Aeltus or ILIAC, as investment advisor or administrator, a daily fee which, on an annual basis, ranged, depending on the fund, from 0.33% to 1.15% of their average daily net assets. All of the funds managed by ILIAC and certain of the funds managed by Aeltus are subadvised by investment advisors, in which case, Aeltus or ILIAC pays a subadvisory fee to the investment advisors. The Company is also compensated by the Separate Accounts (variable funds) for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the Separate Accounts pay the Company a daily fee, which, on an annual basis is, depending on the product, up to 3.40% of their average daily net assets. The amount of compensation and fees received from the Company mutual funds and Separate Accounts, included in charges assessed against policyholders and other income, amounted to $421.7 million, $506.3 million and $424.2 million in 2001, 2000, and 1999, respectively.

    RECIPROCAL LOAN AGREEMENT

    ILIAC maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective in June 2001 and expires in April, 2011, ILIAC and ING AIH can borrow up to 3% of ILIAC's statutory admitted assets as of the preceding December 31 from one another. Interest on any ILIAC borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ILIAC incurred interest expense of $0.1 million and earned interest income of $3.3 million for the year-ended December 31, 2001. At December 31, 2001, ILIAC had
    $191.1 million of receivables and no outstanding borrowings from ING AIH under this agreement.

    CAPITAL TRANSACTIONS

    In 2000, the Company received capital contributions in the form of cash and assets of $73.5 million, and $56.0 million, respectively from HOLDCO. The Company received no capital contributions in 1999 or 2001.

    Refer to Note 7 for dividends paid to HOLDCO. Refer to Note 11 for a discussion related to a return of capital to ING AIH.

    OTHER

    Premiums due and other receivables include $1.0 million and $4.7 million due from affiliates in 2001 and 2000, respectively. Other liabilities include $0.6 million and $4.1 million due to affiliates for 2001 and 2000, respectively.

    Former Aetna transferred to the Company $0.4 million and $0.8 million for the years 2000 and 1999, respectively, based on former Aetna's decision not to settle state tax liabilities as permitted under the tax sharing arrangement, which is reported in other changes in retained earnings. There was no transfer of funds from former Aetna to the Company to settle state tax liabilities for the year 2001.

    Certain administrative and support functions of the Company are provided by former Aetna and its affiliates for a specified transition period. At the end of the transition period, these functions will be provided by ING affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of the service provided.

13. REINSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders (Refer to Note 3).

    Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

    Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the nonparticipating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual life insurance business, with the exception of certain supplemental contracts with reserves of $70.5 million and $74.9 million as of December 31, 2001 and 2000, respectively, was sold to Lincoln (refer to Note 3).

    On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life, (formerly an affiliate of the Company) for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $24.1 million and $29.2 million were maintained for this contract as of December 31, 2001 and 2000, respectively.

    The following table includes premium amounts ceded/assumed.

                                           Ceded to    Assumed
                                   Direct    Other    from Other    Net
   (Millions)                      Amount  Companies  Companies    Amount
   -----------------------------------------------------------------------

               2001
   ------------------------------
   Premiums:
     Discontinued Operations       $301.2   $315.0      $13.8          --
     Accident and Health
       Insurance                     4.5       4.5         --          --
     Annuities                     112.3      (1.3)       0.6      $114.2
   -----------------------------------------------------------------------
       Total earned premiums       $418.0   $318.2      $14.4      $114.2
   -----------------------------------------------------------------------
   -----------------------------------------------------------------------

               2000
   ------------------------------
   Premiums:
     Discontinued Operations       $366.6   $382.4      $15.8          --
     Accident and Health
       Insurance                    15.2      15.2         --          --
     Annuities                     160.4       7.1        0.9      $154.2
   -----------------------------------------------------------------------
       Total earned premiums       $542.2   $404.7      $16.7      $154.2
   -----------------------------------------------------------------------
   -----------------------------------------------------------------------

               1999
   ------------------------------
   Premiums:
     Discontinued Operations       $460.1   $478.0      $17.9          --
     Accident and Health
       Insurance                    33.4      33.4         --          --
     Annuities                     111.5       4.9        0.9      $107.5
   -----------------------------------------------------------------------
       Total earned premiums       $605.0   $516.3      $18.8      $107.5
   -----------------------------------------------------------------------
   -----------------------------------------------------------------------

    The Company had $35.9 billion, $38.9 billion and $43.4 billion of life insurance in force at December 31, 2001, 2000 and 1999, respectively. Substantially all life insurance in force at December 31, 2001, 2000 and 1999 was ceded to Lincoln.

14. SEGMENT INFORMATION

    Summarized financial information for the Company's principal operations was as follows:

                                                           Investment
   Year-ended December 31,      Worksite     Individual    Management
   2001 (Millions)            Products (1)  Products (1)  Services (1)  Other (1)    Total
   -----------------------------------------------------------------------------------------
   Revenues from external
     customers                 $   432.1      $  151.1       $119.6     $  (35.2)  $   667.6
   Net investment income           788.9          99.0          1.7         (1.2)      888.4
   -----------------------------------------------------------------------------------------
   Total revenue excluding
     net realized capital
     gains (losses)            $ 1,221.0      $  250.1       $121.3     $  (36.4)  $ 1,556.0
   -----------------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------------
   Amortization of deferred
     policy acquisition
     costs and value of
     business acquired         $    59.7      $   41.4           --     $   10.9   $   112.0
   -----------------------------------------------------------------------------------------
   Income taxes (benefits)     $    70.1      $   16.6       $ 15.7     $  (15.0)  $    87.4
   -----------------------------------------------------------------------------------------
   Operating earnings (2)      $   150.4      $   24.3       $ 27.4     $  (88.5)  $   113.6
   Net realized capital
     gains (losses), net of
     tax                           (20.2)          6.4          0.1           --       (13.7)
   -----------------------------------------------------------------------------------------
   Income (loss) from
     continuing operations         130.2          30.7         27.5        (88.5)       99.9
   -----------------------------------------------------------------------------------------
   Net income (loss)           $   130.2      $   30.7       $ 27.5     $  (88.5)  $    99.9
   -----------------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------------
   Segment assets (3)          $41,695.7      $8,432.0       $ 82.1     $2,983.3   $53,193.1
   -----------------------------------------------------------------------------------------
   Expenditures for
     long-lived assets (4)            --            --           --     $    6.3   $     6.3
   -----------------------------------------------------------------------------------------
   Balance of long-lived
     assets                           --            --           --     $   33.1   $    33.1
   -----------------------------------------------------------------------------------------

 (1) Worksite Products include deferred annuity contracts that fund defined contribution and deferred compensation plans; immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to defined contribution plans and deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options; wrapper agreements containing certain benefit response guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. Individual Products include deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both. Investment Management Services include: investment advisory services to affiliated and unaffiliated institutional and retail clients; underwriting; distribution for Company mutual funds and a former affiliate's separate accounts; and trustee, administrative and other services to retirement plans (Refer to Notes 1 and 2). Other includes consolidating adjustments, amortization of goodwill, ING corporate expense, restructuring charges, and taxes not allocated back to the segments.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3)  Segment assets exclude goodwill.
 (4) Expenditures of long-lived assets represent additions to property and equipment not allocable to business.

                                                           Investment
   Year-ended December 31,      Worksite     Individual    Management     Discontinued
   2000 (Millions)            Products (1)  Products (1)  Services (1)   Operations (1)    Other (1)    Total
   -------------------------------------------------------------------------------------------------------------
   Revenues from external
     customers                 $   576.7      $  115.4       $138.2               --        $(53.0)   $   777.3
   Net investment income           793.6         112.2          2.8               --           3.8        912.4
   -------------------------------------------------------------------------------------------------------------
   Total revenue excluding
     net realized capital
     gains (losses)            $ 1,370.3      $  227.6       $141.0               --        $(49.2)   $ 1,689.7
   -------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------
   Amortization of deferred
     policy acquisition
     costs and value of
     business acquired         $    68.3      $   47.3       $   --               --        $ 11.3    $   126.9
   -------------------------------------------------------------------------------------------------------------
   Income taxes (benefits)     $    74.6      $   16.6       $  9.0               --        $(16.2)   $    84.0
   -------------------------------------------------------------------------------------------------------------
   Operating earnings (2)      $   159.4      $   33.0       $  9.7               --        $  5.0    $   207.1
   Net realized capital
     (losses) gains, net of
     tax                           (20.8)         (2.3)         0.1               --            --        (23.0)
   -------------------------------------------------------------------------------------------------------------
   Income from continuing
     operations                    138.6          30.7          9.8               --           5.0        184.1
   Discontinued operations,
     net of tax:
     Amortization of
       deferred gain on
       sale (3)                       --            --           --         $    5.7            --          5.7
   -------------------------------------------------------------------------------------------------------------
     Net income                $   138.6      $   30.7       $  9.8         $    5.7        $  5.0    $   189.8
   -------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------
     Segment assets (4)        $42,955.7      $8,864.6       $ 44.1         $2,991.2            --    $54,855.6
   -------------------------------------------------------------------------------------------------------------
     Expenditures for long-
       lived assets (5)               --            --           --               --        $  3.4    $     3.4
   -------------------------------------------------------------------------------------------------------------
     Balance of long-lived
       assets                         --            --           --               --        $ 54.3    $    54.3
   -------------------------------------------------------------------------------------------------------------

 (1) Worksite Products include deferred annuity contracts that fund defined contribution and deferred compensation plans; immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to defined contribution plans and deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options; wrapper agreements containing certain benefit response guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. Individual Products include deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both. Investment Management Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail clients, underwriting, distribution for Company's mutual funds and affiliate's separate accounts; and trustee, administrative and other services to retirement plans (Refer to Notes 1 and 2). Discontinued operations include life insurance products (Refer to Note 3). Other includes consolidating adjustments, Year 2000 costs and taxes not allocated back to the segment.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3)  Taxes on the amortization of deferred gain on sale were $3.3 million.
 (4)  Segment assets exclude goodwill.
 (5) Expenditures of long-lived assets represent additions to property and equipment not allocable to business segments.

                                                           Investment
   Year-ended December 31,      Worksite     Individual    Management     Discontinued
   1999 (Millions)            Products (1)  Products (1)  Services (1)   Operations (1)    Other (1)    Total
   -------------------------------------------------------------------------------------------------------------
   Revenues from external
     customers                 $   469.8      $   81.3       $118.3               --        $(43.9)   $   625.5
   Net investment income           784.6          96.9          1.5               --           3.3        886.3
   -------------------------------------------------------------------------------------------------------------
   Total revenue excluding
     net realized capital
     gains                     $ 1,254.5      $  178.1       $119.8               --        $(40.6)   $ 1,511.8
   -------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------
   Amortization of deferred
     policy acquisition
     costs and value of
     business acquired         $    63.0      $   30.4           --               --        $ 11.5    $   104.9
   -------------------------------------------------------------------------------------------------------------
   Income taxes (benefits)     $    82.0      $   11.2       $ 16.5               --        $(19.1)   $    90.6
   -------------------------------------------------------------------------------------------------------------
   Operating earnings (2)      $   164.9      $   22.2         28.1               --        $ (1.8)   $   213.4
   Other Item (3)                     --            --           --               --         (17.5)       (17.5)
   Net realized capital
     gains, net of tax             (12.7)         (1.3)          --               --            --        (14.0)
   -------------------------------------------------------------------------------------------------------------
   Income (loss) from
     continuing operations         152.2          20.9         28.1               --         (25.0)       181.9
   Discontinued operations,
     net of tax:
     Amortization of
       deferred gain on
       sale (4)                       --            --           --         $    5.7            --          5.7
   -------------------------------------------------------------------------------------------------------------
     Net income (loss)         $   152.2      $   20.9       $ 28.1         $    5.7        $(25.0)   $   187.6
   -------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------
     Segment assets            $44,484.9      $8,877.2       $ 36.6         $2,989.0            --    $56,387.7
   -------------------------------------------------------------------------------------------------------------
     Expenditures for long-
       lived assets (5)               --            --           --               --        $  3.9    $     3.9
   -------------------------------------------------------------------------------------------------------------
     Balance of long-lived
       assets                         --            --           --               --        $ 12.2    $    12.2
   -------------------------------------------------------------------------------------------------------------

 (1) Worksite Products include deferred annuity contracts that fund defined contribution and deferred compensation plans; immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to defined contribution plans and deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options; wrapper agreements containing certain benefit response guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. Individual Products include deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both. Investment Management Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail clients, underwriting, distribution for Company's mutual funds and affiliate's separate accounts; and trustee, administrative and other services to retirement plans (Refer to Notes 1 and 2). Discontinued operations include life insurance products (Refer to Note 3). Other includes consolidating adjustments, Year 2000 costs, and taxes not allocated back to the segment.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses and Year 2000 costs. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3)  Represents after-tax Year 2000 costs.
 (4)  Taxes on the amortization of deferred gain on sale were $3.2 million.
 (5) Expenditures of long-lived assets represent additions to property and equipment not allocable to business segments.

15. COMMITMENTS AND CONTINGENT LIABILITIES

    LEASES

    In conjunction with the acquisition by ING, the Company entered into or assumed from a former affiliate operating leases for office space. For the year-ended December 31, 2001, rent expense for these leases was $17.6 million. The future net minimum payments under noncancelable leases for 2002 through 2006 are estimated to be $24.8 million, $20.6 million, $17.6 million, $16.2 million and $14.4 million, respectively, and $15.6 million, thereafter.

    COMMITMENTS

    Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2001, the Company had off-balance sheet commitments to purchase investments of $4.8 million with an estimated fair value of $4.8 million. At December 31, 2000 and 1999, there were no off-balance sheet commitments.

    LITIGATION

    In recent years, life insurance companies have been named as defendants in class action lawsuits relating to life insurance sales practices. The Company is currently a defendant in one such lawsuit.

    A purported class action complaint was filed in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron and Allan Eckert against ALIAC (the "Reese Complaint"). The Reese Complaint seeks compensatory and punitive damages and injunctive relief from ALIAC. The Reese Complaint claims that ALIAC engaged in unlawful sales practices in marketing life insurance policies. ALIAC has moved to dismiss the Reese Complaint for failure to state a claim upon which relief can be granted. Certain discovery is underway. The Company intends to defend the action vigorously.

    The Company is also involved in other lawsuits arising, for the most part, in the ordinary course of its business operations. While the outcome of these other lawsuits cannot be determined at this time, after consideration of the defenses available to the Company, applicable insurance coverage and any related reserves established, these other lawsuits are not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

16. SUBSEQUENT EVENT

    Effective February 28, 2002, the Company distributed 100% of the stock of IA Holdco to HOLDCO. The transaction was accounted for as a dividend. Refer to
    Note 2 for further information about IA Holdco.

    QUARTERLY DATA (UNAUDITED)

   2001 (Millions)                 First   Second  Third   Fourth
   --------------------------------------------------------------
   Total revenue                   $395.5  $411.9  $387.2  $340.4
   --------------------------------------------------------------
   Income (loss) from continuing
     operations before income
     taxes                         $ 64.3  $95.0   $ 68.9  $(40.9)
   Income taxes (benefit)            28.2   39.1     27.1    (7.0)
   --------------------------------------------------------------
   Income (loss) from continuing
     operations                    $ 36.1  $55.9   $ 41.8  $(33.9)
   --------------------------------------------------------------
   Net income (loss)               $ 36.1  $55.9   $ 41.8  $(33.9)
   --------------------------------------------------------------
   --------------------------------------------------------------

   2000 (Millions)                 First   Second  Third   Fourth (1)
   ------------------------------------------------------------------
   Total revenue                   $408.3  $409.3  $426.4    $410.3
   ------------------------------------------------------------------
   Income from continuing
     operations before income
     taxes                         $ 76.5  $85.0   $ 77.4    $ 29.2
   Income taxes                      25.1   28.1     22.7       8.1
   ------------------------------------------------------------------
   Income from continuing
     operations                    $ 51.4  $56.9   $ 54.7    $ 21.1
   Income from discontinued
     operations                       1.6    1.6      1.5       1.0
   ------------------------------------------------------------------
   Net income                      $ 53.0  $58.5   $ 56.2    $ 22.1
   ------------------------------------------------------------------
   ------------------------------------------------------------------

 (1) Fourth quarter data reflects an aggregation of the pre-acquisition period of the two months ended November 30, 2000 and the post acquisition period of one month ended December 31, 2000.

33-34370                                                      ILIAC Ed. May 2002

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
------------------------------------------
     (a) Financial Statements:
         (1)      Included in Part A:
                  Condensed Financial Information
         (2)      Included in Part B:
                  Financial Statements of Variable Annuity Account B:
                  - Statement of Assets and Liabilities as of December 31, 2001
                  - Statement of Operations for the year ended December 31, 2001
                  - Statements of Changes in Net Assets for the years ended
                    December 31, 2001 and 2000
                  - Condensed Financial Information for the year ended
                    December 31, 2001
                  - Notes to Financial Statements
                  - Report of Independent Auditors
                  Financial Statements of ING Life Insurance and Annuity
                  Company:
                  - Report of Independent Auditors
                  - Consolidated Statements of Income for the Year Ended
                    December 31, 2001, One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Year
                    Ended December 31, 1999
                  - Consolidated Balance Sheets as of December 31, 2001 and 2000
                  - Consolidated Statements of Changes in Shareholder's Equity
                    for the Year Ended December 31, 2001, One Month Ended December 31, 2000, the Eleven Months Ended November 30,
                    2000 and for the Year Ended December 31, 1999
                  - Consolidated Statements of Cash Flows for the Year Ended
                    December 31, 2001, One Month Ended December 31, 2000, the Eleven Month Ended November 30, 2000 and for the Year
                    Ended December 31, 1999
                  - Notes to Consolidated Financial Statements

(b)  Exhibits
       (1)        Resolution establishing Variable Annuity Account B(1)
       (2)        Not applicable
       (3.1)      Selling Agreement(2)
       (3.2)      Alternative Form of Wholesaling Agreement and Related Selling
                  Agreement(3)
       (3.3)      Federated Broker Dealer Agreement (9/2/94)(4)
       (3.4)      Broker-Dealer Agreement dated June 7, 2000 between Aetna Life
                  Insurance and Annuity Company and Aetna Investment Services,
                  Inc. (AISI) and Letter of Assignment to AISI(5)
       (3.5)      Underwriting Agreement dated November 17, 2000 between Aetna
                  Life Insurance and Annuity Company and Aetna Investment
                  Services, LLC(5)

       (4.1)      Variable Annuity Contract (G-CDA-97(NY))(6)
       (4.2)      Variable Annuity Contract Certificate (GMCC-97(NY)) to
                  Contract G-CDA-97(NY)(6)
       (4.3)      Variable Annuity Contract (G-MP1(5/97))(7)
       (4.4)      Variable Annuity Contract Certificate (MP1CERT(5/97))(7)
       (4.5)      Variable Annuity Contract (I-MP1(5/97))(7)
       (4.6)      Variable Annuity Contract (G-MP1(5/96))(8)
       (4.7)      Variable Annuity Contract Certificate (MP1CERT(5/96))(8)
       (4.8)      Variable Annuity Contract (I-MP1(5/96))(8)
       (4.9)      Variable Annuity Contract (G-CDA-96(NY))(8)
       (4.10)     Variable Annuity Contract Certificate (GMCC-96(NY))(8)
       (4.11)     Variable Annuity Contract (G-CDA-IC(NQ))(9)
       (4.12)     Variable Annuity Certificate (GMCC-IC(NQ))(9)
       (4.13)     Variable Annuity Contract (G-CDA-IC(IR))(9)
       (4.14)     Variable Annuity Contract (I-CDA-IC(NQ/MP))(9)
       (4.15)     Variable Annuity Contract Certificate (GMCC-IC(IR))(10)
       (4.16)     Variable Annuity Contract (I-CDA-IC(IR/MP))(9)
       (4.17)     Variable Annuity Contracts and Certificates (G-CDA-IC(IR/NY)),
                  (GMCC-IC(IR/NY)), (G-CDA-IC(NQ/NY)), and (GMCC-IC(NQ/NY))(11)
       (4.18)     Endorsements (MP1IRA(5/97)) and (I-MP1IRA(5/97)) to Contract
                  G-MP1(5/96) and Certificate MP1CERT(5/96)(8)
       (4.19)     Endorsements (MP1QP(5/97)) and (I-MP1QP(5/97)) to Contract
                  G-MP1(5/96) and Certificate MP1CERT(5/96)(8)
       (4.20)     Endorsements (MP1TDA(5/97)) and (I-MP1TDA(5/97)) to Contract
                  G-MP1(5/96) and Certificate MP1CERT(5/96)(8)
       (4.21)     Endorsements (MP1DC(5/97)) and (I-MP1DC(5/97)) to Contract
                  G-MP1(5/96) and Certificate MP1CERT(5/96)(8)
       (4.22)     Endorsement (G-MP1IRA(11/96)) to Contract G-CDA-96(NY) and
                  Certificate GMCC-96(NY)(8)
       (4.23)     Endorsement (I-MP1END(9/97)) to Contract I-MP1(5/96)(7)
       (4.24)     Endorsement (E1-MPROTH-97) to Contract G-MP1(5/97)(6)
       (4.25)     Endorsement (EI1MPROTH-97) to Contract I-MP1(5/97)(6)
       (4.26)     Endorsement (MP1IRA(11/97)) to Contract G-MP1(5/97)(6)
       (4.27)     Endorsement (I-MP1IRA(11/97)) to Contract I-MP1(5/97)(6)
       (4.28)     Endorsement (MP1END(9/97)) to Contract G-MP1(5/97) and
                  Certificate MP1CERT(5/97)(12)
       (4.29)     Endorsement (I-MP1END(9/97)) to Contract I-MP1(5/97)(12)
       (4.30)     Endorsement (MPNQEND(4/95)) to Contract G-CDA-IC(NQ)(13)
       (4.31)     Endorsement (MPIREND(4/95)) to Contract G-CDA-IC(IR)(13)
       (4.32)     Endorsement (IMPNQEND(4/95)) to Contract I-CDA-IC(NQ/MP)(13)

       (4.33)     Endorsement (IMPIREND(4/95)) to Contract I-CDA-IC(IR/MP)(13)
       (4.34)     Endorsement (EMPGET98) to Contract G-MP1(5/97) and Certificate
                  MP1CERT(5/97)(14)
       (4.35)     Endorsement (MPNQCERTEND(4/95)) to Certificate GMCC-IC(NQ)(13)
       (4.36)     Endorsement (MPIRCERTEND(4/95)) to Certificate GMCC-IC(IR)(13)
       (4.37)     Endorsement EGET(99) to Contracts G-MP1(5/97), G-CDA-97(NY)
                  and I-MP1(5/97) and Certificates MP1(CERT(5/97)) and
                  GMCC-97(NY)(15)
       (4.38)     Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name
                  change(16)
       (4.39)     Contract Schedule I Accumulation Period (G-MP1(11/97)-5) to
                  Group Contract G-MP1(5/97)(6)
       (4.40)     Contract Schedule I Accumulation Period (I-MP1(11/97)-5) to
                  Individual Contract I-MP1(5/97)(6)
       (5.1)      Variable Annuity Contract Application (MPAPPNY(1/96))(6)
       (5.2)      Variable Annuity Contract Application (300-MAR-IB)(17)
       (5.3)      Variable Annuity Contract Application (710.6.13)(17)
       (6.1)      Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Life Insurance and Annuity Company
                  (formerly Aetna Life Insurance and Annuity Company)(18)
       (6.2)      By-Laws restated as of January 1, 2002 of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity
                  Company)(18)
       (7)        Not applicable
       (8.1)      Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna
                  Variable Fund, Aetna Variable Encore Fund, Aetna Income
                  Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc.
                  on behalf of each of its series and Aeltus Investment
                  Management, Inc.(19)
       (8.2)      Amendment dated November 9, 1998 to Fund Participation
                  Agreement dated as of May 1, 1998 by and among Aetna Life
                  Insurance and Annuity Company and Aetna Variable Fund, Aetna
                  Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP,
                  Inc., Aetna GET Fund on behalf of each of its series, Aetna
                  Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(20)
       (8.3)      Second Amendment dated December 31, 1999 to Fund Participation
                  Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and
                  Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
                  Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc.
                  on behalf of each of its series and Aeltus Investment
                  Management, Inc.(21)

     (8.4) Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(22)
     (8.5) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(21)
       (8.6) Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by
                  and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(23)
       (8.7) Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(19)
       (8.8) Amendment dated November 4, 1998 to Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(20)
       (8.9) Second Amendment dated February 11, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(21)

       (8.10) Third Amendment dated May 1, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(21)
       (8.11) Administrative Service Agreement between Aetna Life Insurance and Annuity Company and Agency, Inc.(2)
       (8.12) Fund Participation Agreement dated as of March 31, 1995 (Amended and Restated) between Aetna Life Insurance and Annuity Company, Alger American Fund and Fred Alger Management, Inc.(3)
       (8.13) Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company(24)
       (8.14) Service Agreement dated December 1, 1997 between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company(24)
       (8.15) Fund Participation Agreement dated July 1, 1994 by and among Aetna Life Insurance and Annuity Company, Insurance Management Series and Federated Advisors(25)
       (8.16) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(26)
       (8.17) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(7)
       (8.18) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(27)
       (8.19) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(19)
       (8.20) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                  1996, May 1, 1997, November 6, 1997
                  and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(21)
       (8.21) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(26)
       (8.22) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(7)
       (8.23) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(28)
       (8.24) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(19)
       (8.25) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                  1996, May 1, 1997, January 20, 1998 and May 1, 1998 between
                  Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(21)
       (8.26) Service Agreement dated as of November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(29)
       (8.27) Amendment dated January 1, 1997 to Service Agreement dated as of November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(7)
       (8.28) Service Contract dated May 2, 1997 between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company(19)
       (8.29) Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(30)
       (8.30) Amendment dated October 12, 1998 to Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(20)
       (8.31) Second Amendment dated December 1, 1999 to Fund Participation Agreement dated December 8, 1997 and amended on October 12, 1998 among Janus Aspen

                  Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(21)
       (8.32) Amendment dated as of August 1, 2000 to Fund Participation Agreement dated December 8, 1997 and amended on October 12, 1998 and December 1, 1999 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(31)
       (8.33) Letter Agreement dated December 7, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Fund Participation Agreement with the same terms as the current Fund Participation Agreement except with a new effective date of March 28, 2002.(16)
       (8.34) Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(30)
       (8.35) First Amendment dated as of August 1, 2000 to Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(31)
       (8.36) Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company(31)
       (8.37) Letter Agreement dated October 19, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Distribution and Shareholder Service Agreement with the same terms as the current Distribution and Shareholder Service Agreement except with a new effective date of March 28, 2002(16)
       (8.38) Fund Participation Agreement dated December 1, 1988 and amended February 11, 1991 between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust(3)
       (8.39) Fund Participation Agreement dated April 28, 1994 between Aetna Life Insurance and Annuity Company, Lexington Emerging Markets Fund, Inc. and Lexington Management Corporation (its investment advisor)(2)
       (8.40) Fund Participation Agreement dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997 among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company(19)
       (8.41) Fourth Amendment dated May 1, 1998 to the Fund Participation Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997 and November 28, 1997 by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company(32)
       (8.42) Fifth Amendment dated May 1, 1998 to Fund Participation Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997 and November 28, 1997 by and among MFS Variable Insurance Trust, Aetna Life

                  Insurance and Annuity Company and Massachusetts Financial Services Company(33)
       (8.43) Fifth Amendment dated July 1, 1999 to Fund Participation Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997, November 28, 1997 and May 1, 1998 by and
                  among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company(34)
       (8.44) Sixth Amendment dated November 17, 2000 to the Fund Participation Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997, November 28, 1997, May 1, 1998 and July 1, 1999 between Aetna Life Insurance and Annuity Company, MFS Variable Insurance Trust and Massachusetts Financial Services Company(5)
       (8.45) Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(25)
       (8.46) First Amendment dated December 1, 1999 to Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(21)
       (8.47) Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(25)
       (8.48) Participation Agreement dated as of November 28, 2001 among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC(16)
       (8.49) Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Participation Agreement dated November 28, 2001(16)
       (8.50) Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company(16)
       (8.51) Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement dated November 27, 2001(16)
       (8.52) Fund Participation Agreement dated July 29, 1992 and amended December 22, 1992 and June 1, 1994 between Aetna Life Insurance and Annuity Company, Investors Research Corporation and TCI Portfolios, Inc.(3)
       (9)        Opinion and Consent of Counsel
       (10)       Consent of Independent Auditors
       (11)       Not applicable
       (12)       Not applicable

       (13)       Schedule for Computation of Performance Data(9)
       (14.1)     Powers of Attorney(35)
       (14.2)     Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.

2. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 22, 1996.

3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

4. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-79122), as filed on August 16, 1995.

5. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

6. Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-34370), as filed on December 16, 1997.

7. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

8. Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 33-34370), as filed on February 21, 1997.

9. Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 17, 1998.

10. Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 9, 1999.

11. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-87932), as filed on September 19, 1995.

12. Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-34370), as filed on February 12, 1998.

13. Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 33-34370), as filed on February 27, 1998.

14. Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 14, 1998.

15. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.

16. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

17. Incorporated by reference to Post-Effective Amendment No. 29 to Registration Statement on Form N-4 (File No. 33-34370), as filed on August 18, 1997.

18. Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.

19. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297) as filed on June 8, 1998.

20. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

21. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

22. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

23. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.

24. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

25. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

26. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

27. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.

28. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.

29. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.

30. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.

31. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.

32. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

33. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 16, 1999.

34. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-56297), as filed on November 23, 1999.

35. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-2 (File No. 333-60016), as filed on April 5, 2002.

ITEM 25.      DIRECTORS AND PRINCIPAL OFFICERS OF THE DEPOSITOR*

NAME AND PRINCIPAL
BUSINESS ADDRESS              POSITIONS AND OFFICES WITH DEPOSITOR
----------------              ------------------------------------
Thomas J. McInerney**         Director and President

Wayne R. Huneke***            Director and Chief Financial Officer

Robert C. Salipante****       Director

P. Randall Lowery***          Director

Mark A. Tullis***             Director

David Wheat***                Chief Accounting Officer

Paula Cludray-Engelke****     Secretary

Brian Murphy**                Vice President and Chief Compliance Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.

** The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156.

*** The principal business address of these directors and officers is 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.

**** The principal business address of this Director and this Officer is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated herein by reference to Exhibit 99.B.16 to Registration Statement on Form N-4 (File No. 333-85326), as filed on April 1, 2002 of ReliaStar Life Insurance Company of New York.

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of February 28, 2002, there were 127,292 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

ITEM 28. INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Section 20 of the ING Financial Advisers, LLC (IFA) (formerly Aetna Investment Services, LLC) Limited Liability Company Agreement provides that IFA will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of IFA, as long as he acted in good faith on behalf of IFA and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

ITEM 29. PRINCIPAL UNDERWRITER

     (a) In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC (IFA) (formerly Aetna Investment Services, LLC) also acts as the principal underwriter for ING Partners, Inc. (formerly Portfolio Partners, Inc.) (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, IFA acts as the principal underwriter for Variable Life

           Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account C of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). IFA is also the principal underwriter for Variable Annuity Account I of ING Insurance Company of America (IICA) (a separate account of IICA registered as a unit investment trust under the 1940 Act).

     (b)   The following are the directors and officers of the Principal
           Underwriter:

NAME AND PRINCIPAL                POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                  PRINCIPAL UNDERWRITER
----------------                  ---------------------

Marie Augsberger*                 Director and President

Robert L. Francis**               Director and Senior Vice President

Allan Baker*                      Chairman of the Board and Senior Vice
                                  President

Willard I. Hill, Jr.*             Senior Vice President

Therese Squillacote*              Vice President and Chief Compliance Officer

Paula Cludray-Engelke***          Secretary

Jeffrey R. Berry*                 Chief Legal Officer

Reginald Bowen*                   Vice President

Christina Lareau*                 Vice President

Terran Titus*                     Vice President

William T. Abramowicz             Vice President
2525 Cabot Dr., Ste. 300
Lisle, IL  60532

Douglas J. Ambrose**              Vice President

Louis E. Bachetti                 Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ  07095

Ronald R. Barhorst                Vice President
7676 Hazard Ctr. Dr.
San Diego, CA  92108

Robert H. Barley***               Vice President

NAME AND PRINCIPAL                POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                  PRINCIPAL UNDERWRITER
----------------                  ---------------------

Steven M. Bresler                 Vice President
6430 South Fiddler's Green Cir.,
Ste. 210
Englewood, CO  80111

David Brounley***                 Vice President

Brian D. Comer*                   Vice President

John B. Finigan, Jr.              Vice President
1601 Trapelo Rd.
Waltham, MA  02451

Brian K. Haendiges*               Vice President

Brian P. Harrington               Vice President
12701 Fair Lakes Cir., Ste. 470
Fairfax, VA  22033

Bernard P. Heffernon****          Vice President

William S. Jasien****             Vice President

Jess D. Kravitz**                 Vice President

George D. Lessner, Jr.            Vice President
1755 N. Collins Blvd., Ste. 350
Richardson, TX  75080

Susan J. Lewis                    Vice President
16530 Ventura Blvd., Ste. 600
Encino, CA  91436

James F. Lille                    Vice President
159 Wolf Rd., 1st Fl.
Albany, NY  12205

David J. Linney                   Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092

Richard T. Mason                  Vice President
440 S. Warren St., Ste. 702
Syracuse, NY  13202

NAME AND PRINCIPAL                POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                  PRINCIPAL UNDERWRITER
----------------                  ---------------------

W. Michael Montgomery             Vice President
5100 W. Lemon St., Ste. 213
Tampa, FL  33609

Pamela Mulvey*                    Vice President

Scott T. Neeb**                   Vice President

Patrick F. O'Christie             Vice President
The Pavilions, 1700 Lyons Rd.,
Ste. D
Dayton, OH  45458

Ethel Pippin*                     Vice President

Paulette Playce                   Vice President
Two City Place Dr., Ste. 300
St. Louis, MO  63141

Marcellous J. Reed                Vice President
2677 N. Main St., Ste. 500
Santa Ana, CA  92705

Charles A. Sklader                Vice President
7720 N. 16th St., Ste. 150
Phoenix, AZ  85020

Frank W. Snodgrass                Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219

S. Bradford Vaughan, Jr.          Vice President
601 Union St., Ste. 810
Seattle, WA  98101

David A. Kelsey*                  Assistant Vice President

Allissa Archer Obler***           Assistant Secretary

Loralee Ann Renelt***             Assistant Secretary

Rebecca A. Schoff***              Assistant Secretary

Glenn Allan Black******           Tax Officer

Joseph J. Elmy*                   Tax Officer

NAME AND PRINCIPAL                POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                  PRINCIPAL UNDERWRITER
----------------                  ---------------------

G. Michael Fell******             Tax Officer

* The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156

** The principal business address of these directors and officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588

*** The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401

**** The principal business address of these officers is 100 Corporate Pl., 3rd Fl., Rocky Hill, Connecticut 06067

***** The principal business address of these officers is 10740 Nall Ave, Ste. 120, Overland Park, Kansas 66211

****** The principal business address of these officers is 5780 Powers Ferry
       Road, N.W., Atlanta, Georgia 30327

     (c) Compensation from January 1, 2001 to December 31, 2001:

   (1)                  (2)                  (3)                (4)              (5)
NAME OF             NET UNDERWRITING    COMPENSATION ON
PRINCIPAL           DISCOUNTS AND       REDEMPTION OR         BROKERAGE
UNDERWRITER         COMMISSIONS         ANNUITIZATION         COMMISSIONS    COMPENSATION*
-----------         -----------         -------------         -----------    -------------
ING Financial                                                                  $95,466.36
Advisers, LLC

* Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company during 2001.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      ING Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

ITEM 31. MANAGEMENT SERVICES

     Not applicable

ITEM 32. UNDERTAKINGS

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 235221, *13 (S.E.C.)].

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-34370) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 19th day of April, 2002.

                                       VARIABLE ANNUITY ACCOUNT B OF ING
                                       LIFE INSURANCE AND ANNUITY COMPANY
                                             (REGISTRANT)

                                   By: ING LIFE INSURANCE AND ANNUITY
                                       COMPANY
                                             (DEPOSITOR)

                                   By: Thomas J. McInerney*
                                       -----------------------------------
                                       Thomas J. McInerney
                                       President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 51 to the Registration Statement on Form N-4 (File No. 33-34370) has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                            TITLE                                        DATE
Thomas J. McInerney*                 Director and President                 )
-----------------------------------  (principal executive officer)          )
Thomas J. McInerney                                                         )
                                                                            )
Wayne R. Huneke*                     Director and Chief Financial Officer   )      April
-----------------------------------                                         )      19, 2002
Wayne R. Huneke                                                             )
                                                                            )
Randy Lowery*                        Director                               )
-----------------------------------                                         )
P. Randall Lowery                                                           )
                                                                            )
Robert C. Salipante*                 Director                               )
-----------------------------------                                         )
Robert C. Salipante                                                         )
                                                                            )
                                                                            )
Mark A. Tullis*                      Director                               )
-----------------------------------                                         )
Mark A. Tullis                                                              )
                                                                            )

                                                                            )
David Wheat*                         Chief Accounting Officer               )
-----------------------------------                                         )
David Wheat

By:  /s/ Linda E. Senker
     -------------------------------------------------------
     Linda E. Senker
     *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                  EXHIBIT INDEX


EXHIBIT NO.    EXHIBIT
-----------    -------

99-B.9         Opinion and Consent of Counsel                     -------------

99-B.10        Consent of Independent Auditors                    -------------